                                   VERSION 1

          Prospectus containing an Extended 20 year No Lapse Guarantee

PROSPECTUS

SEPARATE ACCOUNT A OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                              VENTURE VUL PROTECTOR
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes Venture VUL, a flexible premium variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company (U.S.A.) (the "Company," "Manulife USA" "we" or "us").


The Policy is designed to provide lifetime insurance protection together with flexibility as to:

                  -   the timing and amount of premium payments,

                  -   the investments underlying the Policy Value, and

                  -   the amount of insurance coverage.

This flexibility allows you, the policyowner, to pay premiums and adjust insurance coverage in light of your current financial circumstances and insurance needs.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manulife USA's Separate Account A (the "Separate Account"). The assets of each sub-account will be used to purchase Series I shares (formerly "Class A shares") of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios in which you may invest net premiums. Other sub-accounts and Portfolios may be added in the future.


BECAUSE OF THE SUBSTANTIAL NATURE OF SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT TERM INVESTMENT PURPOSES. ALSO PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS
    VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE
    ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2002

TABLE OF CONTENTS
DEFINITIONS..........................................................................................
POLICY SUMMARY.......................................................................................
   General...........................................................................................
   Death Benefits....................................................................................
   Premiums..........................................................................................
   Policy Value......................................................................................
   Policy Loans......................................................................................
   Surrender and Partial Withdrawals.................................................................
   Lapse and Reinstatement...........................................................................
   Charges and Deductions............................................................................
   Investment Options and Investment Advisers........................................................
   Investment Management Fees and Expenses...........................................................
   Table of Charges and Deductions...................................................................
   Table of Investment Management Fees and Expenses..................................................
   Table of Investment Options and Investment Subadvisers............................................
GENERAL INFORMATION ABOUT MANULIFE USA, THE SEPARATE ACCOUNT AND THE TRUST...........................
   Manulife USA......................................................................................
   The Separate Account..............................................................................
   The Trust.........................................................................................
   Investment Objectives of the Portfolios...........................................................
ISSUING A POLICY.....................................................................................
   Requirements......................................................................................
   Temporary Insurance Agreement.....................................................................
   Right to Examine the Policy.......................................................................
   Life Insurance Qualification......................................................................
DEATH BENEFITS.......................................................................................
   Death Benefit Options.............................................................................
   Changing the Death Benefit Option.................................................................
   Changing the Face Amount..........................................................................
PREMIUM PAYMENTS.....................................................................................
   Initial Premiums..................................................................................
   Subsequent Premiums...............................................................................
   Maximum Premium Limitation........................................................................
   Premium Allocation................................................................................
CHARGES AND DEDUCTIONS...............................................................................
   Premium Charge....................................................................................
   Surrender Charges.................................................................................
   Mortality and Expense Risks Charge................................................................
   Charges for Transfers.............................................................................
   Reduction in Charges..............................................................................
   Special Provisions for Exchanges..................................................................
POLICY VALUE.........................................................................................
   Determination of the Policy Value.................................................................
   Units and Unit Values.............................................................................
   Transfers of Policy Value.........................................................................
POLICY LOANS.........................................................................................
   Effect of Policy Loan.............................................................................
   Interest Charged on Policy Loans..................................................................
   Loan Account......................................................................................
POLICY SURRENDER AND PARTIAL WITHDRAWALS.............................................................
   Policy Surrender..................................................................................
   Partial Withdrawals...............................................................................
LAPSE AND REINSTATEMENT..............................................................................
   Lapse.............................................................................................

THE GENERAL ACCOUNT..................................................................................
   Fixed Account.....................................................................................
OTHER PROVISIONS OF THE POLICY.......................................................................
   Policyowner Rights................................................................................
   Beneficiary.......................................................................................
   Incontestability..................................................................................
   Misstatement of Age or Sex........................................................................
   Suicide Exclusion.................................................................................
   Supplementary Benefits............................................................................
TAX TREATMENT OF THE POLICY..........................................................................
   Life Insurance Qualification......................................................................
   Tax Treatment of Policy Benefits..................................................................
   Alternate Minimum Tax.............................................................................
   Income Tax Reporting..............................................................................
OTHER INFORMATION....................................................................................
   Payment of Proceeds...............................................................................
   Reports to Policyowners...........................................................................
   Distribution of the Policies......................................................................
   Responsibilities of Manufacturers Life............................................................
   Voting Rights.....................................................................................
   Substitution of Portfolio Shares..................................................................
   Records and Accounts..............................................................................
   State Regulations.................................................................................
   Litigation........................................................................................
   Independent Auditors..............................................................................
   Further Information...............................................................................
   Officers and Directors............................................................................
OPTIONAL TERM RIDER..................................................................................
ILLUSTRATIONS........................................................................................
   Appendix A - Sample Illustrations of Policy Values, Cash Surrender Values and Death Benefits......
   Appendix B - Audited Financial Statements.........................................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD NOT BE LAWFUL. YOU SHOULD RELY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN. NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.

DEFINITIONS

Additional Rating
is an increase to the Cost of Insurance Rate for insureds who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.

Age
on any date is the life insured's age on his or her nearest birthday to the Policy Date. If no specific age is mentioned, age means the life insured's age on the Policy Anniversary nearest to the birthday.

Attained Age
is the age at issue plus the number of whole years that have elapsed since the Policy Date.

Business Day
is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled daytime trading of the New York Stock Exchange on that day.

Cash Surrender Value
is the Policy Value less the Surrender Charge and any outstanding Monthly Deductions due.

Effective Date
is the date the underwriters approve issuance of the Policy. If the Policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. In either case, the Company will take the first Monthly Deduction on the Effective Date.

Fixed Account
is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.

Gross Withdrawal
is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.

Investment Account
is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Date
is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Incontestability provisions of the Policy are measured.

Life Insured
is the person whose life is insured under this Policy.

Loan Account
is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

Monthly No-Lapse Guarantee Premium
is one-twelfth of the No-Lapse Guarantee Premium.

Net Cash Surrender Value
is the Cash Surrender Value less the Policy Debt.

Net Policy Value
is the Policy Value less the value in the Loan Account.

Net Premium
is the gross premium paid less the Premium Charge. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

No-Lapse Guarantee
is a provision of the Policy which occurs when the Policy is in the No-Lapse Guarantee Period, and meets the No-Lapse Guarantee Cumulative Premium Test. If such a condition is met the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

No-Lapse Guarantee Period
is the period, set at issue, during which the No-Lapse Guarantee is provided. The No-Lapse Guarantee period is fixed at the lesser of (a) twenty years for Policies issued on or after April 3, 2000 or (b) the number of years remaining until the life insured's age is 95, depending upon applicable state law requirements. Certain states may have a shorter guarantee period. (The No Lapse Guarantee Period for a particular Policy is stated in the Policy.)

No-Lapse Guarantee Premium
is the annual premium used to determine the Monthly No-Lapse Guarantee Premium. It is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:

-   the face amount of insurance changes.

-   a Supplementary Benefit is added, changed or terminated.

-   the risk classification of the life insured changes.

- a temporary Additional Rating is added (due to a face amount increase), or terminated.

-   the Death Benefit Option changes.

No-Lapse Guarantee Cumulative Premium
is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount equals the sum, from issue to the date of the test, of the Monthly No-Lapse Guarantee Premiums.

No-Lapse Guarantee Cumulative Premium Test is a test that, if satisfied, during the No Lapse Guarantee Period will keep the policy in force when the Net Cash Surrender Value is less than zero. The test is satisfied if the sum of all premiums paid, less any gross partial withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

Policy Date
is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt
as of any date equals (a) plus (b) plus (c) minus (d), where:

(a)      is the total amount of loans borrowed as of such date;

(b) is the total amount of any unpaid loan interest charges which have been borrowed against the Policy on a Policy Anniversary;

(c) is any interest charges accrued from the last Policy Anniversary to the current date; and

(d)      is the total amount of loan repayments as of such date.

Policy Value
is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

Service Office Address
is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Surrender Charge Period
is the period following the Policy Date or following any increase in Face Amount during which the Company will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.

Written Request
is the policyowner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

POLICY SUMMARY

GENERAL
We have prepared the following summary as a general description of the most important features of the Policy. It is not comprehensive and you should refer to the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states and the terms of your Policy and any endorsement or rider, supersede the disclosure in this prospectus.

DEATH BENEFITS
There are three death benefit options. Under Option 1 the death benefit is the FACE AMOUNT OF THE POLICY at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the FACE AMOUNT PLUS THE POLICY VALUE OF THE POLICY at the date of death or, if greater, the Minimum Death Benefit. Under Option 3 the death benefit is the Face Amount of the Policy plus the Premium Death Benefit Account (defined below under "Death Benefit Options") at the date of death unless the Policy is being kept in force under the No Lapse Guarantee or the Extended No Lapse Guarantee in which case the death benefit is only the Face Amount of the Policy plus the Premium Death Benefit Account for the first two Policy Years and the Face Amount of the Policy for subsequent Policy Years. Option 3 is only available for policies issued on and after January 22, 2002. You may change the death benefit option and increase or decrease the Face Amount. However, changes from Death Benefit Options 1 and 2 to Death Benefit Option 3 are not permitted.

OPTIONAL TERM RIDER
The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO-LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

PREMIUMS
You may pay premiums at any time and in any amount, subject to certain limitations as described under "Premium Payments - Subsequent Premiums." Net Premiums will be allocated, according to your instructions and at the Company's discretion, to one or more of our general account and the sub-accounts of the Separate Account. You may change your allocation instructions at any time. You may also transfer amounts among the accounts.

POLICY VALUE
The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which you have allocated premiums.

POLICY LOANS
You may borrow an amount not to exceed 90% of your Policy's Net Cash Surrender Value. Loan interest at a rate of 5.25% during the first ten Policy Years and 4% thereafter is due on each Policy Anniversary. We will deduct all outstanding Policy Debt from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS
You may make a partial withdrawal of your Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

You may surrender your Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding Monthly Deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT
Unless the No-Lapse Guarantee Cumulative Premium Test has been met, a Policy will lapse (and terminate without value) when its Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without your having made an adequate payment.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A policyowner may reinstate a lapsed Policy at any time within the five year period following lapse provided the Policy was not surrendered for its Net Cash Surrender Value. We will require evidence of insurability along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS
We assess certain charges and deductions in connection with the Policy. These include:

         charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses,

         charges deducted from premiums paid, and

         charges assessed on surrender or lapse.

These charges are summarized in the Table of Charges and Deductions. We may allow you to request that the sum of all charges assessed monthly for mortality and expense risks, cost of insurance and administration expenses be deducted from the Fixed Account or one or more of the sub-accounts of the Separate Account.

In addition, there are charges deducted from each Portfolio of the Trust. These charges are summarized in the Table of Investment Management Fees and Expenses.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS
You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust.

The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Trust also employs subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

INVESTMENT MANAGEMENT FEES AND EXPENSES
Each sub-account of the Separate Account purchases shares of one of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. The fees and expenses for each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses below. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.


TABLE OF CHARGES AND DEDUCTIONS
Premium Charge:            6.6% of each premium paid during the first 10 Policy
                           Years and 3.6% thereafter (on a non-guaranteed basis
                           in the state of New Jersey).

Surrender Charges:         A Surrender Charge is applicable for 10 Policy Years
                           from the Policy Date or an increase in Face Amount.
                           The Surrender Charge is determined by the following
                           formula:

                           Surrender Charge = (Surrender Charge Rate) * (Face
                           Amount Associated with the Surrender Charge/1000) *
                           (Grading Percentage)

                           The Grading Percentage is based on the Policy Year in which the transaction causing the assessment of the charge occurs and is set forth in the table under "Surrender Charges."

                           The Surrender Charge Rate is calculated as follows:

                           Surrender Charge Rate = (Rate per $1000 of Face
                           Amount) + (80%) * (Surrender Charge Premium)

                           The Rate per $1000 of Face Amount is based on the age at which the transaction causing the assessment of the charge occurs and is set forth in a table under "Surrender Charges."

                           The Surrender Charge Premium is the lesser of:

                                    -    the premiums paid during the first
                                         Policy Year (or premiums attributable
                                         to a Face Amount increase) per $1000 of
                                         Face Amount, and

                                    -    the Surrender Charge Premium Limit
                                         specified in the Policy per $1000 of
                                         Face Amount.

                           The premiums attributable to a Face Amount increase will equal a portion of each payment made within one year of the increase plus a portion of the Policy
                           Value at the time of the increase.

                           The maximum Surrender Charge for any Policy per $1,000 of Face Amount is $58.20. A portion of this charge will be assessed on a partial withdrawal.

Monthly Deductions:        An administration charge of $30 per Policy Month will
                           be deducted in the first Policy Year. In subsequent
                           years, the administration charge will be $15 per
                           Policy Month.

                           The cost of insurance charge.

                           Any additional charges for supplementary benefits, if applicable.

                           A mortality and expense risks charge. This charge varies by Policy Year as follows:

Policy Years      Guaranteed Monthly Mortality     Guaranteed Annual Mortality
                    and Expense Risks Charge         and Expense Risks Charge
    1-10                    0.0627%                           0.75%
    11+                     0.0209%                           0.25%

                           All of the above charges are deducted from the Net
                           Policy Value.

Loan Charges:              A fixed loan interest rate of 5.25% during the first
                           10 Policy Years and 4% thereafter. Interest credited
                           to amounts in the Loan Account is guaranteed not to
                           be less than 4% at all times. The maximum loan amount
                           is 90% of the Net Cash Surrender Value.

Transfer Charge:           A charge of $25 per transfer for each transfer in
                           excess of 12 in a Policy Year.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

     TRUST ANNUAL EXPENSES (SERIES I SHARES (FORMERLY, "CLASS A SHARES")) (as a percentage of Trust average net assets for the fiscal year ended
                               December 31, 2001)

                                                                                      TOTAL TRUST
                                                  SERIES I      OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT      RULE 12b-1     (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES            FEES G         REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----            ------         --------------        --------------
Internet Technologies            1.000%             0.150%         0.110%             1.26%
Pacific Rim Emerging Markets     0.700%             0.150%         0.380%             1.23%
Telecommunications               0.950%             0.150%         0.340%             1.44%(A)
Science & Technology             0.916%(D)          0.150%         0.060%             1.13%
International Small Cap          0.950%             0.150%         0.500%             1.60%
Health Sciences                  0.942%(D)          0.150%         0.350%             1.44%(A)
Aggressive Growth                0.850%             0.150%         0.070%             1.07%
Emerging Small Company           0.900%             0.150%         0.070%             1.12%
Small Company Blend              0.900%             0.150%         0.120%             1.17%
Dynamic Growth                   0.850%             0.150%         0.080%             1.08%
Mid Cap Growth                   0.850%             0.150%         0.390%             1.39%(A)
Mid Cap Opportunities            0.850%             0.150%         0.440%             1.44%(A)
Mid Cap Stock                    0.775%             0.150%         0.080%             1.00%
All Cap Growth                   0.785%             0.150%         0.060%             0.99%
Financial Services               0.800%             0.150%         0.260%             1.21%(A)
Overseas                         0.800%             0.150%         0.150%             1.10%
International Stock              0.838%(D)          0.150%         0.170%             1.16%
International Value              0.850%             0.150%         0.150%             1.15%
Capital Appreciation             0.750%             0.150%         0.300%             1.20%
Strategic Opportunities          0.700%             0.150%         0.060%             0.91%
Quantitative Mid Cap             0.650%             0.150%         0.100%             0.90%(A)
Global Equity                    0.750%             0.150%         0.110%             1.01%
Strategic Growth                 0.750%             0.150%         0.200%             1.10%(A)
Growth                           0.697%             0.150%         0.060%             0.91%
Large Cap Growth                 0.750%             0.150%         0.080%             0.98%
All Cap Value                    0.800%             0.150%         0.470%             1.42%(A)
Capital Opportunities            0.750%             0.150%         0.500%(G)          1.40%(A)(F)
Quantitative Equity              0.599%             0.150%         0.060%             0.81%
Blue Chip Growth                 0.702%(D)          0.150%         0.060%             0.91%

                                                                                      TOTAL TRUST
                                                  SERIES I      OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT      RULE 12b-1     (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES            FEES G         REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----            ------         --------------        --------------
Utilities                        0.750%             0.150%         0.500%G            1.40%(A)(F)
Real Estate Securities           0.645%             0.150%         0.070%             0.87%
Small Company Value              0.891%(D)          0.150%         0.110%             1.15%
Mid Cap Value                    0.800%             0.150%         0.200%             1.15%(A)
Value                            0.642%             0.150%         0.060%             0.85%
Tactical Allocation              0.750%             0.150%         0.400%             1.30%
Fundamental Value                0.798%             0.150%         0.120%             1.07%(A)
Growth & Income                  0.529%             0.150%         0.050%             0.73%
U.S. Large Cap Value             0.725%             0.150%         0.050%             0.93%
Equity-Income                    0.711%(D)          0.150%         0.050%             0.91%
Income & Value                   0.650%             0.150%         0.070%             0.87%
Balanced                         0.563%             0.150%         0.100%             0.81%
High Yield                       0.625%             0.150%         0.060%             0.84%
Strategic Bond                   0.625%             0.150%         0.080%             0.86%
Global Bond                      0.600%             0.150%         0.220%             0.97%
Total Return                     0.600%             0.150%         0.060%             0.81%
Investment Quality Bond          0.500%             0.150%         0.090%             0.74%
Diversified Bond                 0.600%             0.150%         0.070%             0.82%
U.S. Government Securities       0.550%             0.150%         0.060%             0.76%
Money Market                     0.350%             0.150%         0.050%             0.55%
Small Cap Index (E)              0.375%             0.150%         0.075%             0.60%
International Index (E)          0.400%             0.150%         0.050%             0.60%
Mid Cap Index (E)                0.375%             0.150%         0.075%             0.60%
Total Stock Market Index (E)     0.375%             0.150%         0.060%             0.59%
500 Index (E)                    0.375%             0.150%         0.050%             0.57%
Lifestyle Aggressive 1000        0.065%             0.000%         0.010%             0.075%(B)(C)
Lifestyle Growth 820             0.054%             0.000%         0.021%             0.075%(B)(C)
Lifestyle Balanced 640           0.054%             0.000%         0.021%             0.075%(B)(C)
Lifestyle Moderate 460           0.062%             0.000%         0.013%             0.075%(B)(C)
Lifestyle Conservative 280       0.069%             0.000%         0.006%             0.075%(B)(C)

(A) Annualized; For the period April 30, 2001 (commencement of operations) to December 31, 2001.

(B) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

    If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.

    This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2001) as noted in the chart below:

                                                                                        TOTAL TRUST
                                  MANAGEMENT         RULE               OTHER           ANNUAL
TRUST PORTFOLIO                   FEES               12b-1 FEES         EXPENSES        EXPENSES
---------------                   ----               ----------         --------        --------
Lifestyle Aggressive 1000         0.065%             0.000%             1.081%          1.146%
Lifestyle Growth 820              0.054%             0.000%             0.998%          1.052%
Lifestyle Balanced 640            0.054%             0.000%             0.914%          0.968%
Lifestyle Moderate 460            0.062%             0.000%             0.823%          0.885%
Lifestyle Conservative 280        0.069%             0.000%             0.790%          0.859%

(C) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (B) above.


(D) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                          FEE REDUCTION
COMBINED ASSET LEVELS                                     (AS A PERCENTAGE OF THE ADVISORY FEE)
---------------------                                     -------------------------------------
First $750 million                                         0.00%
Between $750 million and $1.5 billion                      5.00%
Between $1.5 billion and $3.0 billion                      7.50%
Over $3.0 billion                                         10.00%

    The fee reductions are applied to the advisory fees of each of the six portfolios. (However, in the case of the Small Company Value Trust, the fee reduction will be reduced by 0.05% of the first $500 million in net assets.) This voluntary fee waiver may be terminated at any time by the adviser. As of December 31, 2001, the combined asset level for all six portfolios was approximately $4.097 billion resulting in a fee reduction of 5.00%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

(E) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.62%, respectively, for the International Index Trust, 0.075% and 0.60%, respectively, for the Small Cap Index Trust, and 0.075% and 0.60%, respectively, for the Mid Cap Index Trust and 0.060% and 0.59%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2002 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

(F) For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Opportunities and Utilities Trusts, the Adviser reimbursed the portfolios for certain expenses for the year ended December 31, 2001. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.46%, respectively, for the Capital Opportunities Trust and 0.610% and 1.51%, respectively for the Utilities Trust. These voluntary expense reimbursements may be terminated at any time.

(G) Effective January 1, 2002, the Trust implemented a Series I Rule 12b-1 plan while simultaneously reducing its advisory fees and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS
The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this Policy, one of which is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.

SUBADVISER                                                      PORTFOLIO
A I M Capital Management, Inc.                                  Aggressive Growth Trust
                                                                All Cap Growth Trust

Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                U.S. Large Cap Value Trust
                                                                Income & Value Trust
                                                                Diversified Bond Trust

Cohen & Steers Capital Management, Inc.                         Real Estate Securities Trust

Davis  Advisors                                                 Financial Services Trust
                                                                Fundamental Value Trust

The Dreyfus Corporation                                         All Cap Value Trust

Fidelity Management & Research Company                          Strategic Opportunities Trust(A)
                                                                Large Cap Growth Trust
                                                                Overseas Trust

Founders Asset Management LLC                                   International Small Cap Trust

Franklin Advisers, Inc.                                         Emerging Small Company Trust

INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                Mid Cap Growth Trust

Janus Capital Corporation                                       Dynamic Growth Trust

Jennison Associates LLC                                         Capital Appreciation Trust

Lord, Abbett & Co.                                              Mid Cap Value Trust

Manufacturers Adviser Corporation                               Pacific Rim Emerging Markets Trust
                                                                Quantitative Mid Cap Trust
                                                                Quantitative Equity Trust
                                                                Money Market Trust
                                                                Index Trusts
                                                                Lifestyle Trusts(B)
                                                                Balanced Trust

SUBADVISER                                                      PORTFOLIO
Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                Capital Opportunities Trust
                                                                Utilities Trust

Miller Anderson & Sherrerd, LLP                                 Value Trust
                                                                High Yield Trust

Munder Capital Management                                       Internet Technologies Trust

Pacific Investment Management Company                           Global Bond Trust
                                                                Total Return Trust

Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                Global Equity Trust

Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
                                                                Strategic Bond Trust

SSgA Funds Management, Inc.                                     Growth Trust
                                                                Lifestyle Trusts(B)

T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                Small Company Value Trust
                                                                Health Sciences Trust
                                                                Blue Chip Growth Trust
                                                                Equity-Income Trust

T. Rowe Price International, Inc.                               International Stock Trust

Templeton Investment Counsel, Inc.                              International Value Trust

UBS Global Asset Management                                     Tactical Allocation Trust
(formerly, Brinson Advisors, Inc.)

Wellington Management Company, LLP                              Growth & Income Trust
                                                                Investment Quality Bond Trust
                                                                Mid Cap Stock Trust

(A) Formerly, the Mid Cap Blend Trust.

(B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.

GENERAL INFORMATION ABOUT MANULIFE USA, THE SEPARATE ACCOUNT AND THE TRUST

MANULIFE USA

We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial. The Manufacturers Life Insurance Company is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life nor any of its affiliated companies guarantees the investment performance of the Separate Account.

RATINGS

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:


         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AAA Fitch
         Exceptionally strong capacity to meet policyholder and contract obligations; 1st category of 24

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to Manulife USA as a measure of the Company's ability to honor the death benefit and no lapse guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE SEPARATE ACCOUNT

The Manufacturers Life Insurance Company of America ("ManAmerica") established its Separate Account Three (the "Separate Account") on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992, it has been operated under Michigan law. On January 1, 2002, ManAmerica transferred substantially all of its assets and liabilities to Manulife USA As a result of this transaction, Manulife USA became the owner of all of ManAmerica's assets, including the assets of the Separate Account and assumed all of ManAmerica's obligations including those under the Policies. The ultimate parent of both ManAmerica and Manulife USA is Manulife Financial Corporation ("MFC"). The Separate Account holds assets that are segregated from all of Manulife USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT

Manulife USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manulife USA. Manulife USA will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manulife USA conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manulife USA.

REGISTRATION

The Separate Account is registered with the Commission under the Investment Company Act of 1940, as amended (the"1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the Commission of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manulife USA.

THE TRUST

Each sub-account of the Separate Account will only purchase Series I shares (formerly referred to as "Class A shares") of a particular Portfolio. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the Trust Portfolios, except the Lifestyle Trusts and the Equity Index Trust, are subject to a Rule 12b-1 fee of .15% of a portfolios Series I net assets. The Separate Account will purchase and redeem Series I shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manulife USA to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manulife USA may also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS

The Portfolios of the Trust available under the Policies are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.

The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" and "Russell 2000(R) Growth" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

ISSUING A POLICY

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not take into account the insured's sex, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 0 through 90.

Each Policy has a Policy Date, an Effective Date and an Issue Date (See "Definitions" above).

The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company becomes obligated under the Policy and when the first monthly deductions are deducted from the Policy Value. The Issue Date is the date from which Suicide and Incontestability are measured.

If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

(i) the Policy Date and the Effective Date will be the date the Company receives the check at its service office, and

(ii)  the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Issue Date, and the policyowner must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

MINIMUM INITIAL FACE AMOUNT

Manulife USA will generally issue a Policy only if it has a Face Amount of at least $100,000.

BACKDATING A POLICY

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policy owner's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

TEMPORARY INSURANCE AGREEMENT

In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets the Company's usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional risk rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund within 10 days after you received it. Some states provide a longer period of time to exercise this right. The Policy will indicate if a longer time period applies. During the "Right to Examine the Policy Period", premiums may be allocated to the Money Market Trust. After this period has expired, premiums will then be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions.

If the policyowner elects to cancel the Policy under this provision, the Policy can be mailed or delivered to the Manulife USA agent who sold it, or to the Service Office. Immediately upon such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, the Company will refund to the policyholder an amount equal to either:

(1) the amount of all premiums paid or

(2)

     (a) the difference between payments made and amounts allocated to the Separate Account and the Fixed Account; plus

     (b) the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company; minus

     (c)  any partial withdrawals made and policy loans taken.

Whether the amount described in (1) or (2) is refunded depends on the requirements of the applicable state.

If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the right to examine period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

LIFE INSURANCE QUALIFICATION

A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, the policyowner must choose either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued.

CASH VALUE ACCUMULATION TEST

Under the Cash Value Accumulation Test ("CVAT"), the Policy Value must be less than the Net Single Premium necessary to fund future Policy benefits, assuming guaranteed charges and 4% net interest. To ensure that a Policy meets the CVAT, the Company will generally increase the death benefit, temporarily, to the required minimum amount. However, the Company reserves the right to require evidence of insurability should a premium payment cause the death benefit to increase by more than the premium payment amount. Any excess premiums will be refunded.

GUIDELINE PREMIUM TEST

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

Changes to the Policy may affect the maximum amount of premiums, such as:

-    a change in the policy's Face Amount.

-    a change in the death benefit option.

-    partial Withdrawals.

-    addition or deletion of supplementary benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company may refund any excess premiums paid. In addition, these changes could reduce the future premium limitations.

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. The Minimum Death Benefit Percentages for this test appear in the Policy.

DEATH BENEFITS

If the Policy is in force at the time of the death of the life insured, the Company will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

DEATH BENEFIT OPTIONS

There are three death benefit options, described below.

DEATH BENEFIT OPTION 1

Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2

Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 3

Under Option 3 the death benefit is the Face Amount of the Policy plus the Premium Death Benefit Account (defined below) at the date of death unless the Policy is being kept in force under the No Lapse Guarantee or the Extended No Lapse Guarantee in which case the death benefit is only the Face Amount of the Policy plus the Premium Death Benefit Account for the first two Policy Years and the Face Amount of the Policy for subsequent Policy Years. Option 3 is only available for Policies issued after January 22, 2002.

The Premium Death Benefit Account is the sum of the premiums paid to date less any Gross Withdrawals. The Premium Death Benefit Account will not be less than zero.

CHANGING THE DEATH BENEFIT OPTION

The death benefit option may be changed once each Policy Year after the first Policy Year. Changes from Option 1 and Option 2 to Option 3 are not permitted. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes. The Company will not allow a change in death benefit option if it would cause the Face Amount to decrease below $100,000.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2

The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change.

CHANGE FROM OPTION 2 TO OPTION 1

The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

CHANGE FROM OPTION 3 TO OPTION 1

The new Face Amount will be equal to the Face Amount immediately before the change plus the Premium Death Benefit Account on the effective date of the change. A change from Option 3 to Option 1 is not allowed if it would cause the Face Amount to decrease below the minimum Face Amount of $100,000.

No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT

Subject to the limitations stated in this prospectus, a policyowner may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT

Increases in Face Amount may be made once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000. An increase will become effective at the beginning of the policy month following the date Manulife USA approves the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. The Company reserves the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE

An increase in face amount will usually result in the Policy being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in Face Amount. The premiums attributable to the new Face Amount will not exceed the surrender charge premium limit associated with that increase. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have a free look right with respect to any increase resulting in new surrender charges.

An additional premium may be required for a face amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

INCREASE WITH PRIOR DECREASES

If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest Face Amount will be deemed to be restored first.

CHANGING BOTH THE FACE AMOUNT AND THE DEATH BENEFIT OPTION

If a policyowner requests to change both the Face Amount and the Death Benefit Option in the same month, the Death Benefit Option change shall be deemed to occur first.

DECREASE IN FACE AMOUNT

Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000. A written request from a policyowner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date Manulife USA approves the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively. Under no circumstances should the sum of all decreases cause the policy to fall below the minimum Face Amount of $100,000. For Policies issued on or after September 14, 2001, a decrease in Face Amount will be subject to surrender charges. See "Charges and Deductions - Surrender Charges."

PREMIUM PAYMENTS

INITIAL PREMIUMS

No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium (which is set forth in the Table of Values in your policy).

On the later of the Effective Date or the date a premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

SUBSEQUENT PREMIUMS

After the payment of the initial premium, premiums may be paid at any time and in any amount until the life insured's Attained Age 100, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. Manulife USA will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

The Company may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Code. The Company also reserves the right to request evidence of insurability if a premium payment would result in an increase in the Death Benefit that is greater than the increase in Policy Value.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day the premiums were received at the Service Office; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

MAXIMUM PREMIUM LIMITATION

If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

PREMIUM ALLOCATION

Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. A policyowner may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

CHARGES AND DEDUCTIONS

PREMIUM CHARGE

During the first 10 Policy Years, Manulife USA deducts a premium charge from each premium payment, equal to 6.6% of the premium. Thereafter the premium charge is equal to 3.6% of the premium (on a non-guaranteed basis in the state of New Jersey) . The premium charge is designed to cover a portion of the Company's acquisition and sales expenses and premium taxes. Premium taxes vary from state to state, ranging from 0% to 3.5%.

SURRENDER CHARGES

(the following disclosure is applicable to Policies issued on or after September 14, 2001)

The Company will deduct a Surrender Charge if during the first 10 years following the Policy Date, or the effective date of a Face Amount increase:

-    the Policy is surrendered for its Net Cash Surrender Value,

-    a partial withdrawal is made,

-    there is a decrease in Face Amount, or

-    the Policy lapses.

The surrender charge, together with a portion of the premium charge, is designed to compensate the Company for some of the expenses it incurs in selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

SURRENDER CHARGE CALCULATION

The Surrender Charge is determined by the following formula (the calculation is also described in words below):

Surrender Charge = (Surrender Charge Rate) x (Face Amount associated with the Surrender Charge /1000) x (Grading Percentage)

DEFINITIONS OF THE FORMULA FACTORS ABOVE

Face Amount of the Policy Associated with the Surrender Charge

The Face Amount associated with the Surrender Charge equals the Face Amount for which the Surrender Charge is being applied. The Face Amount may be increased or decreased as described under "Changing the Face Amount" above.

Surrender Charge Rate  (the calculation is also described in words below)

Surrender Charge Rate  = (X) + (80%) x (Surrender Charge Premium)

Where "X" is equal to:

TABLE FOR RATE PER  $1,000 OF FACE:

                  Age at Issue           Rate per $1,000           Age at Issue           Rate per $1,000
                   or Increase          of Face Value ($)          or Increase           of Face Value ($)
                        0                     2.00                      18                     4.25
                        1                     2.13                      19                     4.38
                        2                     2.25                      20                     4.50
                        3                     2.38                      21                     5.00
                        4                     2.50                      22                     5.50
                        5                     2.63                      23                     6.00
                        6                     2.75                      24                     6.50
                        7                     2.88                      25                     7.00
                        8                     3.00                      26                     7.20
                        9                     3.13                      27                     7.40

                  Age at Issue           Rate per $1,000           Age at Issue           Rate per $1,000
                   or Increase          of Face Value ($)          or Increase           of Face Value ($)
                       11                     3.38                      29                     7.80
                       12                     3.50                      30                     8.00
                       13                     3.63                      31                     8.04
                       14                     3.75                      32                     8.08
                       15                     3.88                      33                     8.12
                       16                     4.00                      34                     8.16
                       17                     4.13                 35 and over                 8.20


         The Surrender Charge Premium is the lesser of:

         a. the premiums paid during the first Policy Year per $1,000 of Face Amount at issue or following a Face Amount increase, and

         b. the Surrender Charge Premium Limit specified in the Policy per $1,000 of Face Amount.

         Grading Percentage

The grading percentages during the Surrender Charge Period and set forth in the table below apply to the initial Face Amount and to all subsequent Face Amount increases.

The grading percentage is based on the Policy Year in which the transaction causing the assessment of the charge occurs as set forth in the table below:

                                Surrender                Surrender Charge
                                Charge Period            Grading Percentage
                                1                        100%
                                2                        90%
                                3                        80%
                                4                        70%
                                5                        60%
                                6                        50%
                                7                        40%
                                8                        30%
                                9                        20%
                                10                       10%
                                11                       0%

Within a Policy Year, grading percentages will be interpolated on a monthly basis. For example, if the policyowner surrenders the Policy during the fourth month of Policy Year 4, the grading percentage will be 67.5%.

FORMULAS DESCRIBED IN WORDS

Surrender Charge

The Surrender Charge is determined by multiplying the Surrender Charge Rate by the Face Amount associated with the Surrender Charge divided by 1000. The amount obtained is then multiplied by the Grading Percentage, a percent which starts at 100% and grades down each policy year to zero over a period not to exceed 10 years.

Surrender Charge Rate

The Surrender Charge Rate is equal to the sum of (a) plus (b) where (a) equals "X" (see Table above) and (b) equals 80% times the Surrender Charge Premium.

ILLUSTRATION OF MAXIMUM SURRENDER CHARGE CALCULATION

Assumptions

-    45 year old male (standard risks and nonsmoker status)

-    Policy issued 7 years ago

- $7,785 in premiums has been paid on the Policy in equal annual installments over the 7 year period

- Surrender Charge Premium for the Policy is $15.26 - Face Amount of the Policy at issue is $500,000 and no increases have occurred

-    Policy is surrendered during the first month of the seventh policy year.

Maximum Surrender Charge

The maximum Surrender Charge to be assessed would be $4,082 determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

         Surrender Charge Rate  = (8.20) + (80%) x (Surrender Charge Premium)

         $20.41 = (8.20) + (80%) x (15.26)

         The Surrender Charge Rate is equal to $20.41

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

         Surrender Charge = (Surrender Charge Rate) x (Face Amount of the Policy associated with the Surrender Charge /1000)x(Grading Percentage)

         $4,082 = (20.41) x ($500,000 / 1000) x (40%)

         The maximum Surrender Charge is equal to $4,082.

Depending upon the Face Amount of the Policy, the age of the insured at issue, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal to the Net Cash Surrender Value of the Policy as at the date of the withdrawal. The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

SURRENDER CHARGE ON DECREASE IN FACE AMOUNT

For policies issued on or after September 14, 2001, if the Face Amount of insurance is decreased, a pro-rata Surrender Charge will be deducted from the Policy Value. A decrease in Face Amount caused by a change from Death Benefit Option 1 to Option 2 will not incur a pro-rata Surrender Charge.

Each time a pro-rata Surrender Charge is deducted for a Face Amount decrease, the remaining Surrender Charge will be reduced in the same proportion that the Surrender Charge deducted bears to the total Surrender Charge immediately before the Face Amount decrease.

MONTHLY CHARGES

On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the Policy until the Policy Anniversary when the life insured reaches Attained Age 100, unless certain riders are in effect in which case such charges may continue. If there is a Policy Debt under the Policy, loan interest and principal will continue to be payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These charges consist of:

-    an administration charge;

-    a charge for the cost of insurance;

-    a mortality and expense risks charge;

-    if applicable, a charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyowner, the Monthly Deductions will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy value in each bears to the Net Policy Value.

ADMINISTRATION CHARGE

This charge will be equal to $30 per Policy Month in the first Policy Year. For all subsequent Policy Years, the administration charge will be $15 per Policy Month. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases, in the order the increases occurred.

For Death Benefit Option 1, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

(a) is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

(b) is the Policy Value as of the first day of the Policy Month after the deduction of monthly cost of insurance.

For Death Benefit Option 2, the net amount at risk is equal to the Face Amount of insurance.

The rates for the cost of insurance are based upon the issue age, duration of coverage, sex, and Risk Classification of the life insured.

For Death Benefit Option 3, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

     (a) is the death benefit as of the first day of the Policy Month, divided by the Death Benefit Discount Factor (shown in the Policy Information section of the Policy); and

     (b) is the Policy Value as of the first day of the Policy Month after the deduction of the monthly Cost of Insurance for the Life Insured.

         If the optional Supplementary Insurance Option and Death Benefit Option 3 have both been elected, then the death benefit amount on which the monthly cost of insurance is based is determined as follows: If (a) is greater than (b) plus (c), then the Supplementary Insurance Option benefit is reduced by the amount by which (a) is greater than (b) plus (c) where:

         (a) is the Policy Value at the beginning of the Policy Month;

         (b) is the Face Amount of the Policy; and

         (c) is the sum of the premiums paid to date.

Cost of insurance rates will generally increase with the age of the life insured. The first year cost of insurance rate is guaranteed.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of life insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the Life Insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Smoker Distinct Mortality tables.

CHARGES FOR SUPPLEMENTARY BENEFITS

If the Policy includes Supplementary Benefits, a charge may apply to such Supplementary Benefits.

MORTALITY AND EXPENSE RISKS CHARGE

A monthly charge is assessed against the Policy Value equal to a percentage of the Policy Value. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that the Life Insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                                  Guaranteed Monthly Mortality and       Equivalent Annual
Policy Year                       Expense Risks Charge                   Mortality and Expense
                                                                         Risks Charge
1-10                              0.0627%                                0.75%
11+                               0.0209%                                0.25%

CHARGES FOR TRANSFERS

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. Manulife USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manulife USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. Manulife USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

SPECIAL PROVISIONS FOR EXCHANGES

The Company will permit owners of certain fixed life insurance contracts issued by the Company to exchange their contracts for the Policies described in this prospectus (and likewise, owners of Policies described in this prospectus may also exchange their Policies for certain fixed life insurance contracts issued by the Company). Policyowners considering an exchange should consult their tax advisor as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, the Company makes no special charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to the Separate Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

FIXED ACCOUNT

Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manulife USA. For a detailed description of the Fixed Account, see "The General Account - Fixed Account".

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans - Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00 and $12.50 depending on the sub-account. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

TRANSFERS OF POLICY VALUE

At any time, a policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Accounts." Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described under items (i) through (iii) in "Payment of Proceeds" occur. Transfer privileges are also subject to any restrictions that may be imposed by the Trust. In addition, we reserve the right to defer the transfer privilege at any time when we are unable to purchase or redeem shares of the Trust.

While the Policy is in force, the policyowner may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

(a)   within eighteen months after the Issue Date; or

(b) within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.

Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.

TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $500 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, Manulife USA will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

DOLLAR COST AVERAGING

The Company will offer policyowners a Dollar Cost Averaging ("DCA") program. Under the DCA program, the policyowner will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program, although the Company reserves the right to institute a charge on 90 days' written notice to the policyholder. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and the policyowner will be so notified.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manulife USA otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, the Company reserves the right to institute a charge on 90 days written notice to the policyowner.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

While this Policy is in force and has an available loan value, a policyowner may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits - Interest on Policy Loans After Year 10" and "Tax Treatment of Policy Benefits - Policy Loan Interest."

MAXIMUM LOANABLE AMOUNT

The Maximum Loanable Amount is 90% of the Policy's Net Cash Surrender Value. (In the state of Florida, the available loan value on any date is the Net Cash Surrender Value, less estimated interest and Future Monthly Deductions, due to the next anniversary.)

EFFECT OF POLICY LOAN

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a policy loan may result in a Policy's failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. During the first 10 Policy Years, the rate of interest charged will be an effective annual rate of 5.25%. Thereafter, the rate of interest charged will be an effective annual rate of 4%, subject to the Company's reservation of the right to increase the rate as described under the heading "Tax Treatment of Policy Benefits - Interest on Policy Loans After Year 10." If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

Interest on the Policy Debt will continue to accrue daily if there is an outstanding loan when monthly deductions and premium payments cease when the life insured reaches age 100. The Policy will go into default at any time the Policy Debt exceeds the Cash Surrender Value. At least 61 days prior to termination, the Company will send the policyowner a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. (The Loan Interest Credited Differential is the difference between the rate of interest charged on a policy loan and the rate of interest credited to amounts in the Loan Account.) The Company may change the Current Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

For a Policy that is not a Modified Endowment Contract ("MEC"), the tax consequences associated with a loan interest credited differential of 0% are unclear. A tax advisor should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under federal tax law as a result of the differential between the credited interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under federal tax law.

LOAN ACCOUNT ADJUSTMENTS

On the first day of each Policy Anniversary the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

LOAN REPAYMENTS

Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account until the associated Loan Sub-Account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums. Where permitted by applicable state law, when a portion of the Loan Account amount is allocated to the Fixed Account, the Company may require that any amounts paid to it be applied to outstanding loan balances.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which Manulife USA receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS

A policyowner may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. The policyowner may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions - Surrender Charges."

Withdrawals will be limited if they would otherwise cause the Face Amount to fall below $100,000.

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charges.

If Death Benefit Option 3 is in effect at the time of a withdrawal and the withdrawal plus any applicable Surrender Charges exceed the Premium Death Benefit Account (such excess being referred to as the "Excess Withdrawal"), the Face Amount will be reduced as follows:

         If at the time of the withdrawal, the death benefit equals the Face Amount plus the Premium Death Benefit Account, then the Face Amount will be reduced by the Excess Withdrawal. If at the time of the withdrawal, the death benefit does not equal the Face Amount plus the Premium Death Benefit Account, then the Face Amount will be reduced by the amount (if any) by which the Excess Withdrawal exceeds the difference between (a) Minimum Death Benefit and (b) the Face Amount plus the Premium Death Benefit Account.

If the death benefit is based upon the Policy Value times the minimum death benefit percentage set forth under "Death Benefit - Minimum Death Benefit," the Face Amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the Surrender Charge assessed exceeds the difference between the death benefit and the Face Amount.

When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

Partial withdrawals do not affect the Face Amount of a Policy if Death Benefit Option 2 is in effect.

LAPSE AND REINSTATEMENT

LAPSE

Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy - Tax Treatment of Policy Benefits - Surrender or Lapse." The Company will notify the policyowner of the default and will allow a 61 day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

NO-LAPSE GUARANTEE

In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, the Company will guarantee that the Policy will not go into default, even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to fall to zero or below during such period.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issue and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if (i) the face amount of the Policy is changed, (ii) there is a Death Benefit Option change, (iii) there is a decrease in the Face Amount of insurance due to a partial withdrawal, or (iv) there is any change in the supplementary benefits added to the Policy or in the risk classification of the life insured.

The No-Lapse Guarantee Period is described under "Definitions"

While the No-Lapse Guarantee is in effect, the Company will determine at the beginning of the Policy Month that your policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If the test has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification to the policyowner, will be equal to the lesser of:

(a) the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default, plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

(b) the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium charge.

If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

NO-LAPSE GUARANTEE CUMULATIVE PREMIUM TEST

The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that your Policy would otherwise be in default, the sum of all premiums paid to date less any gross withdrawals taken on or before the date of the test and less any Policy Debt is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the

Policy Date to the date of the test.

OPTIONAL EXTENDED NO-LAPSE GUARANTEE

In states where approved, for policies issued onor after September 14, 2001, an optional rider may be added to the Policy that extends the No-Lapse Guarantee Period to the earlier of: (a) termination of the Policy or the rider, (b) subject to any applicable state limitations, the number of years selected by the Policyowner and (c) age 100 of the life insured. (The rider may be terminated at any time but cannot be reinstated once terminated.) In order for the Extended No-Lapse Guarantee to be applicable a Cumulative Premium Test must be satisfied. This test is described in the rider. The cost of the rider varies by issue age and Face Amount and a change in the Face Amount of the Policy may affect the cost of the rider. Neither the No-Lapse Guarantee nor the Extended No-Lapse Guarantee apply to the Term Rider.

DEATH DURING GRACE PERIOD

If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

REINSTATEMENT

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

(a)      The life insured's risk classification is standard or preferred, and

(b)      The life insured's Attained Age is less than 46.

A policyowner can, by making a written request, reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) Evidence of the life insured's insurability, satisfactory to the Company is provided to the Company;

(b) A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus the amount needed to keep the Policy in force to the next scheduled date for payment of the Planned Premium must be paid to the Company.

If the reinstatement is approved, the date of reinstatement will be the later of the date the Company approves the policyowner's request or the date the required payment is received at the Company's Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated.

THE GENERAL ACCOUNT

The general account of Manulife USA consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manulife USA has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manulife USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

FIXED ACCOUNT

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. Manulife USA will hold the reserves required for any portion of the

Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE FIXED ACCOUNT

The Policy Value in the Fixed Account is equal to:

         (a)      the portion of the net premiums allocated to it; plus

         (b)      any amounts transferred to it; plus

         (c)      interest credited to it; less

         (d)      any charges deducted from it; less

         (e)      any partial withdrawals from it; less

         (f)      any amounts transferred from it.

INTEREST ON THE FIXED ACCOUNT

An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manulife USA guarantees that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

POLICYOWNER RIGHTS

Unless otherwise restricted by a separate agreement, the policyowner may, until the life insured's death:

-        Vary the premiums paid under the Policy.

-        Change the death benefit option.

-        Change the premium allocation for future premiums.

-        Transfer amounts between sub-accounts.

-        Take loans and/or partial withdrawals.

-        Surrender the contract.

-        Transfer ownership to a new owner.

- Name a contingent owner that will automatically become owner if the policyowner dies before the insured.

-        Change or revoke a contingent owner.

-        Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS

Manulife USA will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manulife USA assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes-primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to Manulife USA in a form satisfactory to the Company. The change will take effect as of the date such notice is signed. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

INCONTESTABILITY

Manulife USA will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the life insured for two years. If a Policy has been reinstated and been in force during the lifetime of the life insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the stated age or sex, or both, of the life insured in the Policy are incorrect, Manulife USA will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION

If the life insured dies by suicide within two years after the Issue Date (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If the life insured dies by suicide within two years after the effective date of an increase in Face Amount, the Company will credit the amount of any Monthly Deductions taken for the increase and reduce the Face Amount to what it was prior to the increase. If the insured's death is by suicide, the Death Benefit for that increase will be limited to the Monthly Deductions taken for the increase.

The Company reserves the right to obtain evidence of the manner and cause of death of the life insured.

SUPPLEMENTARY BENEFITS

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing, term insurance for an additional insured, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of a terminal illness, and, in the case of corporate-owned policies, permitting a change of the life insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, for supplementary benefits will be deducted as part of the monthly deduction.

TAX TREATMENT OF THE POLICY

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. MANULIFE USA DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICY.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax advisor should be consulted for advice on the tax attributes of the particular arrangement.

The Company is taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, the Company's operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, the Company is not taxed on the investment income and capital gains of the Separate Account, but the Company may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. The Company's use of these tax credits and deductions will not adversely affect or benefit the Separate Account. The Company does not anticipate that it will be taxed on the income and gains of the Separate Account in the future, but if the Company is, it may impose a corresponding charge against the Separate Account.

LIFE INSURANCE QUALIFICATION

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Code, and thereby to enjoy the tax benefits of such a contract:

- The Policy must satisfy the definition of life insurance under Section 7702 of the Code.

- The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

- The Policy must be a valid life insurance contract under applicable state law.

- The Policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium and the Cash Value Corridor Tests. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the Policy, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy that is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW

A policy must qualify as a valid life insurance contract under applicable state laws. State regulations require that the policyowner have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more portfolio's to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

DEATH BENEFIT

The death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY

Investment in the Policy means:

- the aggregate amount of any premiums or other consideration paid for a Policy; minus

- the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract ("MEC"), to the extent such amount has been excluded from gross income, will be disregarded); plus

- the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyowner.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE

Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse or surrender, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements.

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.

DISTRIBUTIONS FROM NON-MEC'S

A distribution from a non-MEC is generally treated as a tax-free recovery by the policyowner of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.

FORCE OUTS

An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S

Policies classified as MEC's will be subject to the following tax rules:

- First, all partial withdrawals from such a Policy and assignments or pledges of any part of its value are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

- Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

- Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

         - is made on or after the date on which the policyowner attains age 59 -1/2;

         -        is attributable to the policyowner becoming disabled; or

         - is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

         These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts" or "MECs," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a MEC if the accumulated premiums paid at any time during the first seven Policy Years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes

A Policy that is not a MEC may become a MEC if it is "materially changed." If there is a material change to the Policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount

If there is a reduction in benefits during the first seven Policy Years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

Exchanges

A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums

If a premium which would cause the Policy to become a MEC is received within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium on the next anniversary will be refunded to the policyowner.) The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the next anniversary.

If a premium which would cause the Policy to become a MEC is received more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If in connection with the application or issue of the Policy, the policyowner acknowledges that the policy is or will become a MEC, excess premiums that would cause MEC status will be credited to the account as of the original date received.

Multiple Policies

All MEC's that are issued by a Company (or its affiliates) to the same policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

POLICY LOAN INTEREST

Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the sum of such unborrowed Policy cash values and the average adjusted bases for all other assets of the taxpayer.

If the policyowner is an individual and if the taxpayer is a business and is not the policyowner, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

INTEREST ON POLICY LOANS AFTER YEAR 10

Interest credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less than the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. The tax consequences associated with a loan interest credited differential of 0% are unclear. A tax adviser should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of the differential between the credited interest rate and the loan interest rate, the Company retains the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which the Company considers to be most likely to result in the transaction being treated as a loan under Federal tax law.

POLICY EXCHANGES

A policyowner generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same life insured issued by the Company or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. The receipt of cash or forgiveness of indebtedness is treated as "boot" which is taxable up to the amount of the gain in the policy. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyowner's Investment in the Policy.

OTHER TRANSACTIONS

A transfer of the Policy, a change in the owner, a change in the life insured, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Life Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyowner and beneficiary.

ALTERNATIVE MINIMUM TAX

Corporate owners may be subject to Alternative Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

-        the value each year of the life insurance protection provided;

-        an amount equal to imputed interest on a deemed employer loan;

-        an amount equal to any employer-paid premiums; or

- some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manulife USA will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account the Company may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),
(ii) trading on the New York Stock Exchange is restricted, and (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (ii) and (iii) exist.

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary, Manulife USA will send the policyowner a statement showing, among other things:

-        the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-        the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-        any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

Manulife Financial Securities LLC ("Manulife Financial Securities"), an indirect wholly-owned subsidiary of MFC, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manulife USA. Manulife Financial Securities is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. Manulife Financial Securities is located at 73 Tremont Street, Boston, MA 02108 and is organized as a Delaware limited liability company. The managing member of Manulife Financial Securities is Manulife USA. The Policies will be sold by registered representatives of either Manulife Financial Securities or other broker-dealers having distribution agreements with Manulife Financial Securities who are also authorized by state insurance departments to do so. The Policies will be sold in all states of the United States except New York.

A registered representative will receive commissions not to exceed 115% of premiums in the first year, 2% of all premiums paid in the second year and after, and after the second anniversary 0.15% of the Net Policy Value per year. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manulife USA or Manufacturers Life will be eligible for additional compensation.

RESPONSIBILITIES OF MANUFACTURERS LIFE

Manufacturers Life and Manulife USA, have entered into an agreement with Manulife Financial Securities pursuant to which Manufacturers Life or Manulife USA, on behalf of Manulife Financial Securities will pay the sales commissions in respect of the Policies and certain other policies issued by Manulife USA, prepare and maintain all books and records required to be prepared and maintained by Manulife Financial Securities with respect to the Policies and such other policies, and send all confirmations required to be sent by Manulife Financial Securities with respect to the Policies and such other policies. Manulife Financial Securities will promptly reimburse Manufacturers Life or Manulife USA for all sales commissions paid by Manufacturers Life or Manulife U.S.A and will pay Manufacturers Life or Manulife U.S.A for its other services under the agreement in such amounts and at such times as agreed to by the parties.

MFC has also entered into a Service Agreement with Manulife USA pursuant to which MFC will provide to Manulife USA with issue, administrative, general services and record keeping functions on behalf of Manulife USA with respect to all of its insurance policies including the Policies.

Finally, Manulife USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.

VOTING RIGHTS

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manulife USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manulife USA will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by Manulife USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manulife USA to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manulife USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manulife USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manulife USA reasonably disapproves such changes in accordance with applicable federal regulations. If Manulife USA does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

SUBSTITUTION OF PORTFOLIO SHARES

Although we believe it to be unlikely, it is possible that in the judgment of the management of Manulife U.SA., one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manulife USA may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the Commission and one or more state insurance departments may be required.

Manulife USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

RECORDS AND ACCOUNTS

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

STATE REGULATIONS

Manulife USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manulife USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or the Trust.

INDEPENDENT AUDITORS

The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 2001, and for each of the two years in the period ended December
31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FURTHER INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the Commission. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the Commission's principal office in Washington D.C. upon payment of the prescribed fee. The Commission also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the Commission which is located at http://www.sec.gov.

For further information you may also contact Manulife USA's Home Office, the address and telephone number of which are on the first page of the prospectus.

OFFICERS AND DIRECTORS

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
James Boyle (43)**   President, U.S.           President, U.S. Annuities, Manulife USA, January 2002 to present; Senior Vice
                     Annuities, Director       President, U.S. Annuities, The Manufacturers Life Insurance Company, July 1999
                                               to present; President, The Manufacturers Life Insurance Company of North
                                               America, July 1999 to December 2001; Vice President, Institutional Markets,
                                               Manulife Financial, May 1998 to June 1999; Vice President, Administration of
                                               U.S. Annuities, Manulife Financial, September 1996 to May 1998; Vice President,
                                               Treasurer and Chief Administrative Officer, North American Funds, June 1994 to
                                               September 1996.

Robert A. Cook       President, U.S.           President, U.S. Individual Insurance, Manulife USA, January 2002 to present;
(47)**               Insurance; Director       Senior Vice President, U.S. Individual Insurance, Manulife USA, January 1999 to
                                               December 2001; Senior Vice President, The Manufacturers Life Insurance Company,
                                               January 1999 to present; Vice President, Product Management, The Manufacturers
                                               Life Insurance Company, January 1996 to December 1998; Sales and Marketing
                                               Director, The Manufacturers Life Insurance Company, 1994 to 1995.

Peter Copestake      Vice President, Finance   Vice President, Finance, Manulife USA, December 1999 to present; Vice President
(46)***                                        & Treasurer, The Manufacturers Life Insurance Company, November 1999 to
                                               present; Vice President, Asset Liability Management, Canadian Imperial Bank of
                                               Commerce (CIBC), 1991 to 1999; Director, Capital Management, Bank of Montreal,
                                               1986-1990; Inspector General of Banks, Department of Finance, 1980-1985.

John D. DesPrez      Chairman and President    President, Manulife USA, January 1999 to date; Executive Vice President, U.S.
III (45)**                                     Operations, The Manufacturers Life Insurance Company, January 1999 to present;
                                               Senior Vice President, U.S. Annuities, The Manufacturers Life Insurance
                                               Company, September 1996 to December 1998; President of The Manufacturers Life
                                               Insurance Company of North America, September 1996 to December, 1998; Vice
                                               President, Mutual Funds, North American Security Life Insurance Company ,
                                               January 1995 to September 1996.

James D. Gallagher   Vice President,           Vice President,  Secretary & General Counsel, Manulife USA, January 1996 to
(47)**               Secretary and General     present; Vice President, Chief Legal Officer & Government Relations, U.S.
                     Counsel                   Operations, The Manufacturers Life Insurance Company, January 1996 to present;
                                               President, The Manufacturers Life Insurance Company of New York, August 1999 to
                                               present;  Vice President, Secretary and General Counsel, The Manufacturers Life
                                               Insurance Company of America, January 1997 to present; Secretary and General
                                               Counsel, Manufacturers Adviser Corporation, January 1997 to present; Vice
                                               President, Secretary and General Counsel, The Manufacturers Life Insurance
                                               Company of North America, 1994 to December 2001.

Donald Guloien       Executive Vice            Executive Vice President & Chief Investments Officer, Manulife USA, June 2001
(45)***              President and Chief       to present; Executive Vice President & Chief Investment Officer, The
                     Investment Officer        Manufacturers Life Insurance Company, March 2001 to present; Executive Vice
                                               President, Business Development, The Manufacturers Life

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
                                               Insurance Company, January 1999 to March 2001; Senior Vice President, Business
                                               Development, The Manufacturers Life Insurance Company, 1994 to December 1998.

Geoffrey Guy         Director                  Executive Vice President and Chief Actuary, The Manufacturers Life Insurance
(54)***                                        Company, February 2000 to present; Senior Vice President and Chief Actuary, The
                                               Manufacturers Life Insurance Company, 1996 to 2000; Vice President and Chief
                                               Actuary, The Manufacturers Life Insurance Company, 1993 to 1996; Vice President
                                               and Chief Financial Officer, U.S. Operations, The Manufacturers Life Insurance
                                               Company, 1987 to 1993.

John Lyon            Vice President and        Vice President &  Chief Financial Officer, Investments, Manulife USA, June 2001
(49) ***             Chief Financial           to present;  Vice President & Chief Financial Officer, Investments, The
                     Officer, Investments;     Manufacturers Life Insurance Company; April 2001 to present; Vice President,
                     Director                  Business Development, The Manufacturers Life Insurance Company, 1995-2001;
                                               Assistant Vice President, Business Development, The Manufacturers Life
                                               Insurance Company, 1994-1995; Director/Manager, Corporate Finance, The
                                               Manufacturers Life Insurance Company, 1992-1994.

Steven Mannik        President, Reinsurance;   President, Reinsurance, Manulife USA, January 2001 to present; Senior Vice
(43)***              Director                  President, Reinsurance Operations, The Manufacturers Life Insurance Company,
                                               June 2001 to present;  President, Manulife Reinsurance Corporation (U.S.A.),
                                               June, 2001 to December 2001; Vice President, Business Development, The
                                               Manufacturers Life Insurance Company, 1999 to June 2001; Principal, Towers
                                               Perrin, 1988 to 1999.

James O'Malley       President, U.S.           President, U.S. Pensions, Manulife USA, January 2002 to present, Senior Vice
(55)***              Pensions; Director        President, U.S. Pensions, Manulife USA, January 1999 to December present;
                                               Senior Vice President, U.S. Pensions, The Manufacturers Life Insurance Company,
                                               January 1999 to present; Vice President, Systems New Business Pensions, The
                                               Manufacturers Life Insurance Company,  1984 to December 1998.

Rex Schlaybaugh,     Director                  Member, Dykema Gossett, PLLC, 1982 to present; Vice Chairman, Oxford
Jr.  (52)****                                  Automotive, Inc. 1997 to present

John Ostler          Executive Vice            Executive Vice President and Chief Financial Officer, Manulife USA, January
(48)***              President and Chief       2002 to present; Vice President and Chief Financial Officer, Manulife USA,
                     Financial Officer         October 1, 2000 to present; Vice President and Chief Financial Officer, U.S.
                                               Operations, The Manufacturers Life Insurance Company, October 1, 2000 to
                                               present; Vice President and Corporate Actuary, The Manufacturers Life Insurance
                                               Company, March 1998 to September 2000; Vice President & CFO U.S. Individual
                                               Insurance, The Manufacturers Life Insurance Company, 1992 to March 1998; Vice
                                               President, U.S. Insurance Products, The Manufacturers Life Insurance Company,
                                               1990 - 1992; Assistant Vice President & Pricing Actuary, US Insurance, The
                                               Manufacturers Life Insurance Company, 1988-1990.

Warren Thomson       Senior Vice President,    Senior Vice President, Investments, Manulife USA, June 2001 to present; Senior
(47)***              Investments               Vice President, Investments, The Manufacturers Life Insurance Company, May 2001
                                               to Present; President, Norfolk Capital Partners Inc. 2000 - May 2001; Managing
                                               Director, Public Sector Finance, New Capital Group Inc.

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
                                               1995-2000; Tax Partner, Coopers & Lybrand Chartered Accounts, 1994-1995; Taxation
                                               Vice President, The Manufacturers Life Insurance Company, 1987-1994.

Denis Turner         Senior Vice President     Senior Vice President and  Treasurer, Manulife USA, January 2002 to present;
(45)***              and Treasurer             Vice President and Treasurer, Manulife USA, May 1999 to December 2001; Vice
                                               President and Chief Accountant, U.S. Operations, The Manufacturers Life
                                               Insurance Company, May 1999 to present; Vice President and Treasurer, The
                                               Manufacturers Life Insurance Company of America, May 1999 to present; Assistant
                                               Vice President, Financial Operations, Reinsurance Division, The Manufacturers
                                               Life Insurance Company, February 1998 to April 1999; Assistant Vice President &
                                               Controller, Reinsurance Division, The Manufacturers Life Insurance Company,
                                               November 1995, to January 1998, Assistant Vice President, Corporate
                                               Controllers, The Manufacturers Life Insurance Company, January 1989 to October
                                               1995.

**Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02108.

***Principal business address is Manulife Financial, 200 Bloor Street East, Toronto, Ontario Canada M4W 1E5.

****Principal business address is Dykema Gossett, 800 Michigan National Tower, Lansing, Michigan 48933.


OPTIONAL TERM RIDER

The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

ILLUSTRATIONS

The tables set forth in Appendix A illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time.

APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.937% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.933%, 5.012% and 10.956%. The illustrations reflect the current expense reimbursements in effect for the Lifestyle Trusts and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolio's current expenses would have been 01.019% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of - 1.014%, 4.926% and 10.865%. The expense reimbursements for certain of the Trusts (as described in the "Trust Annual Expenses" table) are expected to remain in effect during the fiscal year ended December 31, 2002. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are four tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker:

20 Year No Lapse Guarantee

- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manulife USA will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

 The Policies have been offered to the public only since approximately May 1, 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 Illustrations reflecting Death Benefit Option 3

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 3
                          $2,500 Annual Planned Premium

                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                      6% Hypothetical                       12% Hypothetical
                           Gross Investment Return              Gross Investment Return               Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death     Policy          Cash       Death        Policy        Cash       Death
  Policy     Premiums   Value     Surrender     Benefit      Value     Surrender     Benefit         Value   Surrender     Benefit
Year (1)          (2)             Value (3)                            Value (3)                             Value (3)
       1        2,625   1,236             0     500,000      1,340             0     500,000         1,444           0     500,000
       2        5,381   2,626             0     500,000      2,917             0     500,000         3,221           0     500,000
       3        8,275   3,963             0     500,000      4,519           198     507,500         5,135         815     507,500
       4       11,314   5,196         1,485     510,000      6,115         2,404     510,000         7,168       3,457     510,000
       5       14,505   6,353         3,252     512,500      7,724         4,623     512,500         9,351       6,250     512,500
       6       17,855   7,464         4,973     515,000      9,373         6,883     515,000        11,729       9,238     515,000
       7       21,373   8,503         6,622     517,500     11,039         9,158     517,500        14,293      12,412     517,500
       8       25,066   9,474         8,203     520,000     12,725        11,454     520,000        17,068      15,797     520,000
       9       28,945  10,379         9,719     522,500     14,432        13,771     522,500        20,076      19,415     522,500
      10       33,017  11,238        11,187     525,000     16,181        16,131     525,000        23,360      23,310     525,000
      15       56,644  14,007        14,007     537,500     24,970        24,970     537,500        44,838      44,838     537,500
      20       86,798  12,256        12,256     550,000     31,270        31,270     550,000        75,643      75,643     550,000
      25      125,284   5,499         5,499     562,500     33,754        33,754     562,500       122,176     122,176     562,500
      30      174,402       0(4)          0(4)        0(4)  30,298        30,298     575,000       195,832     195,832     575,000
      35      237,091                                       16,211        16,211     587,500       316,593     316,593     587,500
      40      317,099                                            0(4)          0(4)        0(4)    522,998     522,998     600,000
      45      419,213                                                                              878,704     878,704     922,639
      50      549,538                                                                            1,463,857   1,463,857   1,537,050
      55      715,871                                                                            2,420,394   2,420,394   2,541,414
      60      928,157                                                                            3,999,514   3,999,514   4,039,509
      65    1,199,095                                                                            6,657,500   6,657,500   6,657,500

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 3
                          $2,500 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1        2,625  1,236             0     500,000     1,340             0     500,000        1,444            0      500,000
       2        5,381  2,463             0     500,000     2,749             0     500,000        3,048            0      500,000
       3        8,275  3,619             0     500,000     4,159             0     500,000        4,747          426      507,500
       4       11,314  4,680           969     510,000     5,558         1,847     510,000        6,551        2,840      510,000
       5       14,505  5,648         2,548     512,500     6,940         3,839     512,500        8,462        5,362      512,500
       6       17,855  6,522         4,031     515,000     8,300         5,809     515,000       10,487        7,996      515,000
       7       21,373  7,287         5,406     517,500     9,622         7,741     517,500       12,619       10,738      517,500
       8       25,066  7,943         6,673     520,000    10,903         9,632     520,000       14,871       13,600      520,000
       9       28,945  8,477         7,817     522,500    12,126        11,465     522,500       17,239       16,578      522,500
      10       33,017  8,890         8,839     525,000    13,287        13,236     525,000       19,735       19,684      525,000
      15       56,644  9,252         9,252     537,500    18,393        18,393     537,500       35,471       35,471      537,500
      20       86,798  4,032         4,032     550,000    18,716        18,716     550,000       55,309       55,309      550,000
      25      125,284      0(4)          0(4)        0(4)  7,552         7,552     562,500       77,179       77,179      562,500
      30      174,402                                          0(4)          0(4)        0(4)    95,380       95,380      575,000
      35      237,091                                                                            92,973       92,973      587,500
      40      317,099                                                                            24,033       24,033      600,000
      45      419,213                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 3
                          $9,700 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death     Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit      Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1       10,185  5,795             0     500,000      6,230            0     500,000        6,668            0      500,000
       2       20,879 11,287         1,700     519,400     12,516        2,929     519,400       13,801        4,214      519,400
       3       32,108 16,698         8,297     529,100     19,085       10,684     529,100       21,681       13,280      529,100
       4       43,899 21,714        14,499     538,800     25,626       18,411     538,800       30,057       22,842      538,800
       5       56,279 26,500        20,472     548,500     32,307       26,278     548,500       39,155       33,127      548,500
       6       69,277 30,853        26,010     558,200     38,924       34,081     558,200       48,844       44,001      558,200
       7       82,926 34,763        31,106     567,900     45,464       41,807     567,900       59,180       55,524      567,900
       8       97,258 38,285        35,814     577,600     51,977       49,507     577,600       70,296       67,825      577,600
       9      112,306 41,455        40,170     587,300     58,498       57,213     587,300       82,316       81,031      587,300
      10      128,106 44,244        44,145     597,000     64,999       64,900     597,000       95,320       95,221      597,000
      15      219,778 48,735        48,735     645,500     94,494       94,494     645,500      179,444      179,444      645,500
      20      336,777 27,468        27,468     694,000    107,205      107,205     694,000      304,019      304,019      694,000
      25      486,101      0(4)          0(4)        0(4)  86,367       86,367     742,500      506,129      506,129      742,500
      30      676,680                                       4,120        4,120     791,000      873,005      873,005      916,655
      35      919,912                                           0(4)         0(4)        0(4) 1,493,022    1,493,022    1,567,673
      40    1,230,346                                                                         2,516,851    2,516,851    2,542,020
      45    1,626,546                                                                         4,242,711    4,242,711    4,242,711

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 3
                          $9,700 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1       10,185  5,795             0     500,000     6,230             0     500,000        6,668            0      500,000
       2       20,879 10,117           530     519,400    11,310         1,724     519,400       12,561        2,974      519,400
       3       32,108 13,868         5,467     529,100    16,100         7,699     529,100       18,540       10,139      529,100
       4       43,899 17,021         9,806     538,800    20,553        13,338     538,800       24,585       17,371      538,800
       5       56,279 19,504        13,475     548,500    24,577        18,548     548,500       30,633       24,604      548,500
       6       69,277 21,242        16,399     558,200    28,072        23,229     558,200       36,607       31,764      558,200
       7       82,926 22,150        18,493     567,900    30,921        27,265     567,900       42,419       38,762      567,900
       8       97,258 22,108        19,638     577,600    32,970        30,500     577,600       47,938       45,467      577,600
       9      112,306 20,972        19,687     587,300    34,030        32,745     587,300       52,997       51,712      587,300
      10      128,106 18,578        18,479     597,000    33,884        33,785     597,000       57,398       57,299      597,000
      15      219,778      0             0     500,000     8,811         8,811     645,500       65,332       65,332      645,500
      20      336,777      0             0     500,000         0             0     500,000            0            0      500,000
      25      486,101      0(4)          0(4)        0(4)      0(4)          0(4)        0(4)         0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4) In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

         ILLUSTRATIONS FOR 20 YEAR EXTENDED NO LAPSE GUARANTEE PRODUCT

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium

                            ASSUMING CURRENT CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1        2,373  1,016             0     500,000     1,106             0     500,000        1,197            0      500,000
       2        4,865  2,189             0     500,000     2,439             0     500,000        2,702            0      500,000
       3        7,481  3,311             0     500,000     3,797             0     500,000        4,326          141      500,000
       4       10,228  4,348           754     500,000     5,144         1,550     500,000        6,045        2,451      500,000
       5       13,112  5,319         2,315     500,000     6,498         3,495     500,000        7,888        4,885      500,000
       6       16,141  6,251         3,839     500,000     7,887         5,475     500,000        9,896        7,483      500,000
       7       19,321  7,120         5,299     500,000     9,287         7,465     500,000       12,059       10,237      500,000
       8       22,660  7,930         6,700     500,000    10,701         9,471     500,000       14,397       13,166      500,000
       9       26,166  8,684         8,044     500,000    12,133        11,493     500,000       16,930       16,290      500,000
      10       29,847  9,400         9,350     500,000    13,600        13,551     500,000       19,698       19,649      500,000
      15       51,206 11,593        11,593     500,000    20,858        20,858     500,000       37,676       37,676      500,000
      20       78,466  9,809         9,809     500,000    25,773        25,773     500,000       63,193       63,193      500,000
      25      113,256  3,784         3,784     500,000    27,311        27,311     500,000      101,593      101,593      500,000
      30      157,659      0(4)          0(4)        0(4) 23,809        23,809     500,000      162,415      162,415      500,000
      35      214,330                                     11,493        11,493     500,000      262,368      262,368      500,000
      40      286,658                                          0(4)          0(4)        0(4)   433,796      433,796      500,000
      45      378,968                                                                           729,857      729,857      766,350
      50      496,783                                                                         1,216,896    1,216,896    1,277,740
      55      647,147                                                                         2,013,054    2,013,054    2,113,706
      60      839,054                                                                         3,327,405    3,327,405    3,360,679
      65    1,083,982                                                                         5,539,714    5,539,714    5,539,714

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1        2,373  1,016             0     500,000     1,106             0     500,000        1,197            0      500,000
       2        4,865  2,025             0     500,000     2,271             0     500,000        2,528            0      500,000
       3        7,481  2,966             0     500,000     3,432             0     500,000        3,939            0      500,000
       4       10,228  3,835           240     500,000     4,583           989     500,000        5,434        1,840      500,000
       5       13,112  4,621         1,618     500,000     5,715         2,711     500,000        7,011        4,007      500,000
       6       16,141  5,323         2,910     500,000     6,821         4,409     500,000        8,673        6,260      500,000
       7       19,321  5,926         4,105     500,000     7,886         6,065     500,000       10,415        8,593      500,000
       8       22,660  6,434         5,203     500,000     8,909         7,679     500,000       12,245       11,015      500,000
       9       26,166  6,832         6,191     500,000     9,874         9,233     500,000       14,159       13,519      500,000
      10       29,847  7,121         7,072     500,000    10,776        10,727     500,000       16,166       16,117      500,000
      15       51,206  7,052         7,052     500,000    14,534        14,534     500,000       28,642       28,642      500,000
      20       78,466  2,086         2,086     500,000    13,861        13,861     500,000       43,742       43,742      500,000
      25      113,256      0(4)          0(4)        0(4)  2,909         2,909     500,000       58,999       58,999      500,000
      30      157,659                                          0(4)          0(4)        0(4)    68,349       68,349      500,000
      35      214,330                                                                            54,840       54,840      500,000
      40      286,658                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1        3,224  1,757             0     501,757     1,892             0     501,892        2,028            0      502,028
       2        6,608  3,658             0     503,658     4,043             0     504,043        4,445            0      504,445
       3       10,162  5,494           850     505,494     6,251         1,607     506,251        7,072        2,428      507,072
       4       13,894  7,230         3,242     507,230     8,480         4,492     508,480        9,891        5,903      509,891
       5       17,812  8,887         5,554     508,887    10,752         7,419     510,752       12,942        9,610      512,942
       6       21,926 10,491         7,814     510,491    13,094        10,417     513,094       16,276       13,599      516,276
       7       26,246 12,018         9,997     512,018    15,484        13,462     515,484       19,894       17,873      519,894
       8       30,782 13,474        12,108     513,474    17,926        16,560     517,926       23,829       22,463      523,829
       9       35,544 14,859        14,148     514,859    20,425        19,714     520,425       28,114       27,404      528,114
      10       40,545 16,194        16,139     516,194    23,001        22,946     523,001       32,803       32,749      532,803
      15       69,558 21,595        21,595     521,595    36,908        36,908     536,908       64,245       64,245      564,245
      20      106,588 22,737        22,737     522,737    49,884        49,884     549,884      111,196      111,196      611,196
      25      153,848 19,490        19,490     519,490    61,227        61,227     561,227      183,349      183,349      683,349
      30      214,166 11,493        11,493     511,493    69,811        69,811     569,811      296,561      296,561      796,561
      35      291,148      0(4)          0(4)        0(4) 72,785        72,785     572,785      475,568      475,568      975,568
      40      389,398                                     66,153        66,153     566,153      760,827      760,827    1,260,827
      45      514,793                                     41,854        41,854     541,854    1,216,365    1,216,365    1,716,365
      50      674,833                                          0(4)          0(4)        0(4) 1,944,483    1,944,483    2,444,483
      55      879,089                                                                         3,110,848    3,110,848    3,610,848
      60    1,139,777                                                                         4,987,040    4,987,040    5,487,040
      65    1,472,488                                                                         7,838,292    7,838,292    8,338,292

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1        3,224  1,757             0     501,757     1,892             0     501,892        2,028            0      502,028
       2        6,608  3,494             0     503,494     3,874             0     503,874        4,271            0      504,271
       3       10,162  5,148           504     505,148     5,883         1,240     505,883        6,683        2,039      506,683
       4       13,894  6,715         2,726     506,715     7,917         3,928     507,917        9,277        5,289      509,277
       5       17,812  8,186         4,853     508,186     9,964         6,631     509,964       12,059        8,727      512,059
       6       21,926  9,558         6,881     509,558    12,021         9,344     512,021       15,044       12,367      515,044
       7       26,246 10,818         8,797     510,818    14,074        12,053     514,074       18,237       16,216      518,237
       8       30,782 11,969        10,603     511,969    16,122        14,756     516,122       21,659       20,293      521,659
       9       35,544 12,996        12,286     512,996    18,148        17,438     518,148       25,316       24,606      525,316
      10       40,545 13,902        13,848     513,902    20,154        20,099     520,154       29,233       29,179      529,233
      15       69,558 17,051        17,051     517,051    30,552        30,552     530,552       55,115       55,115      555,115
      20      106,588 15,108        15,108     515,108    38,039        38,039     538,039       91,654       91,654      591,654
      25      153,848  4,457         4,457     504,457    37,351        37,351     537,351      140,717      140,717      640,717
      30      214,166      0(4)          0(4)        0(4) 19,628        19,628     519,628      202,888      202,888      702,888
      35      291,148                                          0(4)          0(4)        0(4)   272,777      272,777      772,777
      40      389,398                                                                           333,924      333,924      833,924
      45      514,793                                                                           343,545      343,545      843,545
      50      674,833                                                                           225,841      225,841      725,841
      55      879,089                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1        8,337  4,174             0     500,000     4,512             0     500,000        4,852            0      500,000
       2       17,091  8,167             0     500,000     9,104           656     500,000       10,085        1,636      500,000
       3       26,282 12,164         4,761     500,000    13,967         6,564     500,000       15,932        8,528      500,000
       4       35,934 15,858         9,500     500,000    18,800        12,442     500,000       22,137       15,778      500,000
       5       46,067 19,410        14,097     500,000    23,763        18,450     500,000       28,906       23,593      500,000
       6       56,708 22,638        18,370     500,000    28,677        24,409     500,000       36,113       31,845      500,000
       7       67,880 25,542        22,320     500,000    33,540        30,317     500,000       43,808       40,585      500,000
       8       79,611 28,181        26,004     500,000    38,406        36,228     500,000       52,107       49,930      500,000
       9       91,928 30,592        29,460     500,000    43,314        42,181     500,000       61,120       59,988      500,000
      10      104,862 32,758        32,671     500,000    48,250        48,163     500,000       70,914       70,827      500,000
      15      179,900 37,166        37,166     500,000    71,468        71,468     500,000      135,102      135,102      500,000
      20      275,671 25,052        25,052     500,000    85,670        85,670     500,000      234,117      234,117      500,000
      25      397,901      0(4)          0(4)        0(4) 83,742        83,742     500,000      404,350      404,350      500,000
      30      553,901                                     55,254        55,254     500,000      713,096      713,096      748,751
      35      753,000                                          0(4)          0(4)        0(4) 1,219,439    1,219,439    1,280,411
      40    1,007,108                                                                         2,055,561    2,055,561    2,076,117
      45    1,331,420                                                                         3,465,006    3,465,006    3,465,006

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1        8,337  4,174             0     500,000     4,512             0     500,000        4,852            0      500,000
       2       17,091  7,031             0     500,000     7,933             0     500,000        8,879          431      500,000
       3       26,282  9,448         2,044     500,000    11,100         3,696     500,000       12,911        5,508      500,000
       4       35,934 11,398         5,039     500,000    13,970         7,612     500,000       16,921       10,562      500,000
       5       46,067 12,829         7,516     500,000    16,475        11,162     500,000       20,852       15,539      500,000
       6       56,708 13,691         9,423     500,000    18,541        14,273     500,000       24,644       20,376      500,000
       7       67,880 13,925        10,702     500,000    20,084        16,861     500,000       28,227       25,005      500,000
       8       79,611 13,446        11,269     500,000    20,990        18,813     500,000       31,496       29,319      500,000
       9       91,928 12,153        11,021     500,000    21,123        19,991     500,000       34,322       33,190      500,000
      10      104,862  9,935         9,848     500,000    20,328        20,241     500,000       36,552       36,465      500,000
      15      179,900      0             0     500,000         0             0     500,000       35,667       35,667      500,000
      20      275,671      0             0     500,000         0             0     500,000            0            0      500,000
      25      397,901      0(4)          0(4)        0(4)      0(4)          0(4)        0(4)         0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated Policy          Cash       Death     Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums  Value     Surrender     Benefit      Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1       12,154  7,480             0     507,480      8,017            0     508,017        8,555            0      508,555
       2       24,915 14,696         3,897     514,696     16,229        5,429     516,229       17,828        7,029      517,828
       3       38,315 21,837        12,374     521,837     24,835       15,372     524,835       28,090       18,626      528,090
       4       52,384 28,590        20,462     528,590     33,528       25,401     533,528       39,104       30,977      539,104
       5       67,157 35,120        28,329     535,120     42,475       35,684     542,475       51,117       44,326      551,117
       6       82,669 41,238        35,783     541,238     51,487       46,032     551,487       64,024       58,569      564,024
       7       98,956 46,945        42,825     546,945     60,562       56,442     560,562       77,910       73,790      577,910
       8      116,057 52,300        49,517     552,300     69,756       66,972     569,756       92,929       90,145      592,929
       9      134,014 57,346        55,899     557,346     79,111       77,664     579,111      109,235      107,787      609,235
      10      152,869 62,066        61,954     562,066     88,612       88,500     588,612      126,934      126,822      626,934
      15      262,260 79,117        79,117     579,117    137,764      137,764     637,764      243,249      243,249      743,249
      20      401,875 77,938        77,938     577,938    179,928      179,928     679,928      413,672      413,672      913,672
      25      580,063 55,240        55,240     555,240    208,045      208,045     708,045      667,674      667,674    1,167,674
      30      807,481  9,766         9,766     509,766    215,575      215,575     715,575    1,057,175    1,057,175    1,557,175
      35    1,097,730      0(4)          0(4)        0(4) 186,666      186,666     686,666    1,659,968    1,659,968    2,159,968
      40    1,468,170                                     101,771      101,771     601,771    2,604,861    2,604,861    3,104,861
      45    1,940,956                                           0(4)         0(4)        0(4) 3,918,437    3,918,437    4,418,437

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                              0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                          Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy         Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value    Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1       12,154   7,480            0     507,480     8,017             0     508,017        8,555            0      508,555
       2       24,915  13,542        2,743     513,542    15,038         4,239     515,038       16,601        5,802      516,601
       3       38,315  19,078        9,614     519,078    21,917        12,454     521,917       25,010       15,546      525,010
       4       52,384  24,061       15,933     524,061    28,612        20,485     528,612       33,781       25,653      533,781
       5       67,157  28,441       21,650     528,441    35,054        28,263     535,054       42,888       36,096      542,888
       6       82,669  32,171       26,715     532,171    41,172        35,717     541,172       52,301       46,846      552,301
       7       98,956  35,195       31,076     535,195    46,886        42,767     546,886       61,985       57,866      561,985
       8      116,057  37,437       34,654     537,437    52,085        49,302     552,085       71,871       69,088      571,871
       9      134,014  38,807       37,360     538,807    56,643        55,196     556,643       81,870       80,422      581,870
      10      152,869  39,210       39,098     539,210    60,419        60,307     560,419       91,877       91,765      591,877
      15      262,260  26,760       26,760     526,760    66,878        66,878     566,878      144,567      144,567      644,567
      20      401,875       0            0     500,000    27,082        27,082     527,082      177,151      177,151      677,151
      25      580,063       0(4)         0(4)        0(4)      0(4)          0(4)        0(4)   139,337      139,337      639,337
      30      807,481                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the basic No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the basic No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policy owner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               Illustrations reflecting 20 Year No Lapse Guarantee

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium

                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                           Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                           Value (3)                             Value (3)
       1        2,373   1,019             0     500,000     1,110             0     500,000        1,201            0      500,000
       2        4,865   2,200             0     500,000     2,452             0     500,000        2,715            0      500,000
       3        7,481   3,336             0     500,000     3,823             0     500,000        4,354          169      500,000
       4       10,228   4,404           810     500,000     5,204         1,610     500,000        6,110        2,516      500,000
       5       13,112   5,426         2,423     500,000     6,614         3,611     500,000        8,015        5,011      500,000
       6       16,141   6,377         3,964     500,000     8,029         5,617     500,000       10,057        7,644      500,000
       7       19,321   7,258         5,437     500,000     9,450         7,628     500,000       12,251       10,430      500,000
       8       22,660   8,092         6,862     500,000    10,899         9,668     500,000       14,637       13,406      500,000
       9       26,166   8,921         8,281     500,000    12,418        11,778     500,000       17,276       16,636      500,000
      10       29,847   9,736         9,687     500,000    14,004        13,955     500,000       20,187       20,138      500,000
      15       51,206  12,938        12,938     500,000    22,517        22,517     500,000       39,763       39,763      500,000
      20       78,466  13,824        13,824     500,000    30,924        30,924     500,000       69,968       69,968      500,000
      25      113,256  11,015        11,015     500,000    37,731        37,731     500,000      117,031      117,031      500,000
      30      157,659   1,282         1,282     500,000    39,006        39,006     500,000      190,616      190,616      500,000
      35      214,330       0(4)          0(4)        0(4) 27,347        27,347     500,000      309,354      309,354      500,000
      40      286,658                                           0(4)          0(4)        0(4)   513,243      513,243      549,170
      45      378,968                                                                            858,167      858,167      901,076
      50      496,783                                                                          1,417,197    1,417,197    1,488,057
      55      647,147                                                                          2,310,776    2,310,776    2,426,315
      60      839,054                                                                          3,773,311    3,773,311    3,811,044
      65    1,083,982                                                                          6,280,249    6,280,249    6,280,249

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        2,373   1,019             0     500,000     1,110            0     500,000        1,201            0      500,000
       2        4,865   2,029             0     500,000     2,274            0     500,000        2,532            0      500,000
       3        7,481   2,970             0     500,000     3,435            0     500,000        3,944            0      500,000
       4       10,228   3,838           244     500,000     4,587          993     500,000        5,439        1,845      500,000
       5       13,112   4,624         1,621     500,000     5,719        2,715     500,000        7,016        4,013      500,000
       6       16,141   5,326         2,913     500,000     6,825        4,413     500,000        8,679        6,266      500,000
       7       19,321   5,930         4,108     500,000     7,891        6,069     500,000       10,421        8,600      500,000
       8       22,660   6,437         5,206     500,000     8,914        7,683     500,000       12,252       11,022      500,000
       9       26,166   6,834         6,194     500,000     9,878        9,238     500,000       14,167       13,527      500,000
      10       29,847   7,124         7,075     500,000    10,781       10,732     500,000       16,175       16,125      500,000
      15       51,206   7,054         7,054     500,000    14,540       14,540     500,000       28,656       28,656      500,000
      20       78,466   2,088         2,088     500,000    13,869       13,869     500,000       43,767       43,767      500,000
      25      113,256       0(4)          0(4)        0(4)  2,920        2,920     500,000       59,042       59,042      500,000
      30      157,659                                           0(4)         0(4)        0(4)    68,425       68,425      500,000
      35      214,330                                                                            54,985       54,985      500,000
      40      286,658                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        3,224   1,761             0     501,761     1,896            0     501,896        2,032            0      502,032
       2        6,608   3,670             0     503,670     4,055            0     504,055        4,458            0      504,458
       3       10,162   5,519           875     505,519     6,277        1,633     506,277        7,100        2,457      507,100
       4       13,894   7,287         3,299     507,287     8,541        4,553     508,541        9,957        5,969      509,957
       5       17,812   8,995         5,662     508,995    10,869        7,537     510,869       13,070        9,737      513,070
       6       21,926  10,618         7,940     510,618    13,238       10,560     513,238       16,439       13,762      516,439
       7       26,246  12,157        10,136     512,157    15,648       13,627     515,648       20,089       18,067      520,089
       8       30,782  13,637        12,271     513,637    18,125       16,759     518,125       24,071       22,706      524,071
       9       35,544  15,098        14,388     515,098    20,713       20,003     520,713       28,465       27,754      528,465
      10       40,545  16,534        16,479     516,534    23,410       23,355     523,410       33,301       33,247      533,301
      15       69,558  22,959        22,959     522,959    38,606       38,606     538,606       66,410       66,410      566,410
      20      106,588  26,794        26,794     526,794    55,181       55,181     555,181      118,381      118,381      618,381
      25      153,848  26,675        26,675     526,675    71,832       71,832     571,832      199,856      199,856      699,856
      30      214,166  19,526        19,526     519,526    84,757       84,757     584,757      325,911      325,911      825,911
      35      291,148     531           531     500,531    87,001       87,001     587,001      519,160      519,160    1,019,160
      40      389,398       0(4)          0(4)        0(4) 64,873       64,873     564,873      811,503      811,503    1,311,503
      45      514,793                                           0(4)         0(4)        0(4) 1,248,589    1,248,589    1,748,589
      50      674,833                                                                         1,897,293    1,897,293    2,397,293
      55      879,089                                                                         2,859,613    2,859,613    3,359,613
      60    1,139,777                                                                         4,308,389    4,308,389    4,808,389
      65    1,472,488                                                                         6,529,814    6,529,814    7,029,814

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        3,224   1,761             0     501,761     1,896            0     501,896        2,032            0      502,032
       2        6,608   3,497             0     503,497     3,877            0     503,877        4,275            0      504,275
       3       10,162   5,151           507     505,151     5,887        1,243     505,887        6,688        2,044      506,688
       4       13,894   6,718         2,730     506,718     7,920        3,932     507,920        9,282        5,293      509,282
       5       17,812   8,189         4,856     508,189     9,968        6,635     509,968       12,064        8,732      512,064
       6       21,926   9,561         6,884     509,561    12,026        9,349     512,026       15,050       12,373      515,050
       7       26,246  10,821         8,800     510,821    14,078       12,057     514,078       18,243       16,222      518,243
       8       30,782  11,972        10,606     511,972    16,126       14,760     516,126       21,666       20,300      521,666
       9       35,544  12,999        12,289     512,999    18,153       17,443     518,153       25,324       24,613      525,324
      10       40,545  13,905        13,851     513,905    20,159       20,104     520,159       29,242       29,187      529,242
      15       69,558  17,053        17,053     517,053    30,559       30,559     530,559       55,129       55,129      555,129
      20      106,588  15,110        15,110     515,110    38,047       38,047     538,047       91,677       91,677      591,677
      25      153,848   4,460         4,460     504,460    37,361       37,361     537,361      140,756      140,756      640,756
      30      214,166       0(4)          0(4)        0(4) 19,640       19,640     519,640      202,953      202,953      702,953
      35      291,148                                           0(4)         0(4)        0(4)   272,884      272,884      772,884
      40      389,398                                                                           334,102      334,102      834,102
      45      514,793                                                                           343,839      343,839      843,839
      50      674,833                                                                           226,330      226,330      726,330
      55      879,089                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        8,337   4,231             0     500,000     4,571            0     500,000        4,913            0      500,000
       2       17,091   8,258             0     500,000     9,201          752     500,000       10,188        1,740      500,000
       3       26,282  12,228         4,824     500,000    14,042        6,638     500,000       16,019        8,615      500,000
       4       35,934  15,971         9,612     500,000    18,929       12,571     500,000       22,285       15,927      500,000
       5       46,067  19,668        14,355     500,000    24,049       18,736     500,000       29,224       23,911      500,000
       6       56,708  23,073        18,805     500,000    29,161       24,893     500,000       36,653       32,385      500,000
       7       67,880  26,208        22,986     500,000    34,286       31,064     500,000       44,648       41,425      500,000
       8       79,611  29,155        26,977     500,000    39,507       37,330     500,000       53,359       51,181      500,000
       9       91,928  31,987        30,855     500,000    44,905       43,772     500,000       62,941       61,808      500,000
      10      104,862  34,744        34,657     500,000    50,525       50,438     500,000       73,529       73,442      500,000
      15      179,900  41,446        41,446     500,000    77,108       77,108     500,000      142,538      142,538      500,000
      20      275,671  30,039        30,039     500,000    94,110       94,110     500,000      248,321      248,321      500,000
      25      397,901       0(4)          0(4)        0(4) 84,497       84,497     500,000      426,864      426,864      500,000
      30      553,901                                       8,351        8,351     500,000      747,997      747,997      785,397
      35      753,000                                           0(4)         0(4)        0(4) 1,263,796    1,263,796    1,326,986
      40    1,007,108                                                                         2,106,144    2,106,144    2,127,206
      45    1,331,420                                                                         3,549,012    3,549,012    3,549,012

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        8,337   4,231             0     500,000     4,571            0     500,000        4,913            0      500,000
       2       17,091   7,088             0     500,000     7,995            0     500,000        8,947          498      500,000
       3       26,282   9,504         2,100     500,000    11,165        3,761     500,000       12,986        5,583      500,000
       4       35,934  11,453         5,095     500,000    14,039        7,681     500,000       17,004       10,646      500,000
       5       46,067  12,885         7,572     500,000    16,547       11,234     500,000       20,945       15,631      500,000
       6       56,708  13,746         9,478     500,000    18,617       14,349     500,000       24,748       20,480      500,000
       7       67,880  13,980        10,757     500,000    20,164       16,942     500,000       28,343       25,120      500,000
       8       79,611  13,501        11,324     500,000    21,076       18,898     500,000       31,626       29,448      500,000
       9       91,928  12,208        11,076     500,000    21,214       20,082     500,000       34,467       33,334      500,000
      10      104,862   9,990         9,903     500,000    20,425       20,337     500,000       36,715       36,627      500,000
      15      179,900       0             0     500,000         0            0     500,000       35,974       35,974      500,000
      20      275,671       0             0     500,000         0            0     500,000            0            0      500,000
      25      397,901       0(4)          0(4)        0(4)      0(4)         0(4)        0(4)         0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                              0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                          Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy         Cash       Death     Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value    Surrender     Benefit      Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1       12,154   7,538            0     507,538      8,076            0     508,076        8,617            0      508,617
       2       24,915  14,787        3,988     514,787     16,326        5,527     516,326       17,933        7,133      517,933
       3       38,315  21,900       12,437     521,900     24,909       15,446     524,909       28,176       18,713      528,176
       4       52,384  28,703       20,575     528,703     33,658       25,531     533,658       39,254       31,126      539,254
       5       67,157  35,384       28,593     535,384     42,768       35,977     542,768       51,444       44,653      551,444
       6       82,669  41,686       36,231     541,686     51,988       46,532     551,988       64,585       59,130      564,585
       7       98,956  47,633       43,513     547,633     61,338       57,219     561,338       78,790       74,671      578,790
       8      116,057  53,309       50,526     553,309     70,908       68,125     570,908       94,252       91,469      594,252
       9      134,014  58,796       57,349     558,796     80,785       79,338     580,785      111,179      109,732      611,179
      10      152,869  64,137       64,025     564,137     91,023       90,911     591,023      129,762      129,650      629,762
      15      262,260  83,461       83,461     583,461    143,642      143,642     643,642      251,301      251,301      751,301
      20      401,875  82,562       82,562     582,562    187,976      187,976     687,976      427,803      427,803      927,803
      25      580,063  47,531       47,531     547,531    204,749      204,749     704,749      676,167      676,167    1,176,167
      30      807,481       0(4)         0(4)        0(4) 162,349      162,349     662,349    1,015,585    1,015,585    1,515,585
      35    1,097,730                                       6,022        6,022     506,022    1,461,326    1,461,326    1,961,326
      40    1,468,170                                           0(4)         0(4)        0(4) 2,031,253    2,031,253    2,531,253
      45    1,940,956                                                                         2,780,481    2,780,481    3,280,481

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1       12,154   7,538             0     507,538     8,076            0     508,076        8,617            0      508,617
       2       24,915  13,599         2,800     513,599    15,100        4,301     515,100       16,669        5,869      516,669
       3       38,315  19,133         9,670     519,133    21,981       12,518     521,981       25,084       15,621      525,084
       4       52,384  24,115        15,988     524,115    28,679       20,552     528,679       33,862       25,735      533,862
       5       67,157  28,495        21,704     528,495    35,125       28,333     535,125       42,978       36,186      542,978
       6       82,669  32,223        26,768     532,223    41,245       35,790     541,245       52,401       46,945      552,401
       7       98,956  35,247        31,128     535,247    46,962       42,843     546,962       62,095       57,975      562,095
       8      116,057  37,488        34,705     537,488    52,165       49,382     552,165       71,992       69,208      571,992
       9      134,014  38,857        37,410     538,857    56,726       55,278     556,726       82,002       80,555      582,002
      10      152,869  39,259        39,148     539,259    60,505       60,394     560,505       92,022       91,911      592,022
      15      262,260  26,807        26,807     526,807    66,986       66,986     566,986      144,809      144,809      644,809
      20      401,875       0             0     500,000    27,219       27,219     527,219      177,554      177,554      677,554
      25      580,063       0(4)          0(4)        0(4)      0(4)         0(4)        0(4)   140,006      140,006      640,006
      30      807,481                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Appendix B: Financial Statements

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
SEPARATE ACCOUNT THREE

Audited Financial Statements

Years ended December 31, 2001 and 2000 with Report of Independent Auditors

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                          Audited Financial Statements

                     Years ended December 31, 2001 and 2000



                                    CONTENTS

Report of Independent Auditors...............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity..............................  2
Statements of Operations and Changes in Contract Owners' Equity..............  4
Notes to Financial Statements...............................................  27

                         Report of Independent Auditors



To the Contract Owners of
The Manufacturers Life Insurance Company of America Separate Account Three

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of America Separate Account Three as of December 31, 2001 and the related statements of operations and changes in contract owners' equity for each of the periods presented herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America Separate Account Three at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the periods presented herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 1, 2002

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001


ASSETS
Investments at fair value:
    Sub-Accounts:
        Aggressive Growth Trust - 532,356 shares (cost $9,835,157)                            $ 7,037,748
        All Cap Growth Trust - 1,163,381 shares (cost $24,961,264)                             17,159,871
        All Cap Value Trust - 33,816 shares (cost $398,844)                                       426,415
        Balanced Trust - 2,280,977 shares (cost $39,858,805)                                   30,975,672
        Blue Chip Growth Trust - 2,282,080 shares (cost $43,520,512)                           36,125,334
        Capital Appreciation Trust - 33,502 shares (cost $298,031)                                299,845
        Capital Opportunities Trust - 33,938 shares (cost $356,890)                               363,137
        Core Value Trust - 4,174 shares (cost $46,738)                                             49,540
        Diversified Bond Trust - 626,887 shares (cost $6,515,635)                               6,638,730
        Dynamic Growth Trust - 415,250 shares (cost $2,945,188)                                 1,976,588
        Emerging Small Company Trust - 2,695,522 shares (cost $69,953,394)                     70,245,302
        Equity Income Trust - 2,083,938 shares (cost $33,288,979)                              31,529,986
        Equity Index Trust - 4,636,699 shares (cost $74,970,564)                               64,913,790
        Financial Services Trust - 27,015 shares (cost $306,789)                                  314,189
        Fundamental Value Trust - 174,799 shares (cost $2,044,734)                              2,050,391
        Global Bond Trust - 110,606 shares (cost $1,272,585)                                    1,269,754
        Global Equity Trust - 824,245 shares (cost $11,675,591)                                10,715,183
        Global Equity Select Trust - 1,073 shares (cost $11,678)                                   13,095
        Growth Trust - 1,043,823 shares (cost $22,146,475)                                     14,561,330
        Growth and Income Trust - 2,162,744 shares (cost $58,321,088)                          51,711,198
        Health Sciences Trust - 75,141 shares (cost $971,934)                                   1,017,414
        High Grade Bond Trust - 12,710 shares (cost $164,193)                                     158,625
        High Yield Trust - 624,660 shares (cost $6,570,619)                                     6,171,637
        Income and Value Trust - 816,935 shares (cost $9,088,622)                               8,275,552
        International Equity Select Trust - 969 shares (cost $11,429)                              11,647
        International Index Trust - 91,077 shares (cost $857,102)                                 775,973
        International Small Cap Trust - 394,972 shares (cost $4,452,287)                        4,463,179
        International Stock Trust - 2,325,427 shares (cost $24,585,263)                        22,300,841
        International Value Trust - 310,830 shares (cost $3,208,402)                            3,276,153
        Internet Technologies Trust - 218,501 shares (cost $1,333,582)                            828,119
        Investment Quality Bond Trust - 2,502,484 shares (cost $29,095,224)                    29,654,435
        Large Cap Growth Trust - 1,526,714 shares (cost $20,535,042)                           15,099,204
        Lifestyle Aggressive 1000 Trust - 513,652 shares (cost $6,402,873)                      5,311,159
        Lifestyle Balanced 640 Trust - 1,184,854 shares (cost $15,164,099)                     14,004,976
        Lifestyle Conservative 280 Trust - 34,821 shares (cost $446,446)                          450,589
        Lifestyle Growth 820 Trust - 2,307,669 shares (cost $29,916,023)                       25,961,272
        Lifestyle Moderate 460 Trust - 199,584 shares (cost $2,548,853)                         2,416,964

              The Manufacturers Life Insurance Company of America

                             Separate Account Three

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001

ASSETS (CONTINUED)
Investments at fair value:
    Sub-Accounts:
        Mid Cap Growth Trust - 52,743 shares (cost $555,878)                               $    552,215
        Mid Cap Index Trust - 195,050 shares (cost $2,467,406)                                2,500,541
        Mid Cap Opportunities Trust - 55,599 shares (cost $536,731)                             588,792
        Mid Cap Stock Trust - 330,092 shares (cost $3,511,792)                                3,555,087
        Mid Cap Value Trust - 130,612 shares (cost $1,630,371)                                1,705,795
        Money Market Trust - 8,395,582 shares (cost $83,955,822)                             83,955,822
        Overseas Trust - 738,507 shares (cost $6,284,861)                                     6,321,622
        Pacific Rim Emerging Markets Trust - 1,142,903 shares (cost $8,151,386)               7,600,304
        Quantitative Equity Trust - 3,044,000 shares (cost $68,119,891)                      52,356,792
        Quantitative Mid Cap Trust - 22,937 shares (cost $223,237)                              233,954
        Real Estate Securities Trust - 1,527,185 shares (cost $23,871,452)                   23,701,906
        Science and Technology Trust - 1,685,974 shares (cost $40,385,596)                   21,631,041
        Select Growth Trust - 2,599 shares (cost $28,545)                                        30,872
        Small Cap Index Trust - 213,313 shares (cost $2,411,914)                              2,406,173
        Small Company Blend Trust - 363,471 shares (cost $3,820,492)                          3,990,916
        Small Company Value Trust - 426,133 shares (cost $5,521,216)                          5,880,631
        Small Mid Cap Trust - 1,906 shares (cost $20,977)                                        22,773
        Small Mid Cap Growth Trust - 612 shares (cost $6,755)                                     6,810
        Strategic Bond Trust - 548,490 shares (cost $5,936,756)                               5,890,786
        Strategic Growth Trust - 58,133 shares (cost $641,673)                                  640,623
        Strategic Opportunities Trust - 2,473,091 shares (cost $43,977,722)                  31,259,873
        Tactical Allocation Trust - 45,146 shares (cost $531,262)                               453,266
        Telecommunications Trust - 8,021 shares (cost $64,405)                                   63,603
        Total Return Trust - 520,519 shares (cost $7,159,981)                                 7,224,802
        Total Stock Market Index Trust - 231,803 shares (cost $2,327,017)                     2,269,349
        U.S. Government Securities Trust - 621,247 shares (cost $8,323,333)                   8,523,508
        U.S. Large Cap Value Trust - 899,112 shares (cost $11,515,723)                       11,337,798
        Utilities Trust - 10,013 shares (cost $108,179)                                          93,121
        Value Trust - 877,581 shares (cost $13,436,645)                                      14,453,761
        500 Index Trust - 1,376,837 shares (cost $14,220,359)                                13,506,774
                                                                                           ------------
Total assets                                                                               $801,314,147
                                                                                           ============
CONTRACT OWNERS' EQUITY
Variable life contracts                                                                    $801,314,147
                                                                                           ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                             Separate Account Three

         Statements of Operations and Changes in Contract Owners' Equity

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                   AGGRESSIVE GROWTH TRUST                     ALL CAP GROWTH TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $      --            $    998,403         $  1,203,584
Realized gain (loss) during the year              (276,574)             781,308             (510,682)           1,755,854
Unrealized appreciation (depreciation)
   during the year                              (1,883,802)          (1,388,722)          (5,318,988)          (5,835,143)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (2,160,376)            (607,414)          (4,831,267)          (2,875,705)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:
    Transfer of net premiums                     2,281,980            2,881,144            3,956,889            5,299,576
    Transfer on terminations                      (523,329)            (306,391)          (1,517,045)          (1,097,397)
    Transfer on policy loans                       (10,538)             (53,389)             (29,837)            (261,519)
    Net interfund transfers                         45,823            3,030,368              628,230            3,919,834
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                       1,793,936            5,551,732            3,038,237            7,860,494
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets               (366,440)           4,944,318           (1,793,030)           4,984,789

Assets beginning of year                         7,404,188            2,459,870           18,952,901           13,968,112
                                              ------------         ------------         ------------         ------------
Assets end of year                            $  7,037,748         $  7,404,188         $ 17,159,871         $ 18,952,901
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE                                                                                        CAPITAL APPRECIATION
   TRUST                       BALANCED TRUST                        BLUE CHIP GROWTH TRUST                  TRUST
------------         ---------------------------------         ---------------------------------         ------------
PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
DEC. 31/01*           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01*
------------         ------------         ------------         ------------         ------------         ------------
$         75         $    713,899         $  1,922,658         $  2,422,196         $  1,256,181         $       --
        (953)            (899,745)             720,883              (52,580)           1,099,991               (3,268)

      27,571           (3,301,218)          (6,253,446)          (7,668,299)          (3,834,145)               1,814
------------         ------------         ------------         ------------         ------------         ------------
      26,693           (3,487,064)          (3,609,905)          (5,298,683)          (1,477,973)              (1,454)
------------         ------------         ------------         ------------         ------------         ------------

      95,130            3,553,693            4,618,303            9,261,206           10,092,471              120,978
      (7,785)          (3,771,443)          (5,579,871)          (3,366,434)          (2,477,865)              (6,905)
        --                 16,306             (296,021)             (24,895)            (326,876)                --
     312,377             (910,650)          (4,910,092)             526,751            3,417,891              187,226
------------         ------------         ------------         ------------         ------------         ------------
     399,722           (1,112,094)          (6,167,681)           6,396,628           10,705,621              301,299
------------         ------------         ------------         ------------         ------------         ------------
     426,415           (4,599,158)          (9,777,586)           1,097,945            9,227,648              299,845

        --             35,574,830           45,352,416           35,027,389           25,799,741                 --
------------         ------------         ------------         ------------         ------------         ------------
$    426,415         $ 30,975,672         $ 35,574,830         $ 36,125,334         $ 35,027,389         $    299,845
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                              -----------------------------------------------------------------------
                                          CAPITAL OPPORTUNITIES   CORE VALUE
                                                 TRUST               TRUST               DIVERSIFIED BOND TRUST
                                              -----------------------------------------------------------------------
                                              PERIOD ENDED        PERIOD ENDED        YEAR ENDED           YEAR ENDED
                                              DEC. 31/01*         DEC. 31/01**        DEC. 31/01           DEC. 31/00
                                              -----------         -----------         -----------         -----------
Income:
Net investment income during the year         $      --           $       123         $   228,405         $   236,515
Realized gain (loss) during the year               (3,137)                 46             (51,790)            (34,002)
Unrealized appreciation (depreciation)
   during the year                                  6,247               2,802             124,248              45,990
                                              -----------         -----------         -----------         -----------
Net increase (decrease) in assets from
   operations                                       3,110               2,971             300,863             248,503
                                              -----------         -----------         -----------         -----------
Changes from principal transactions:
    Transfer of net premiums                      111,183               2,313           1,625,526             815,715
    Transfer on terminations                        2,937                (830)           (338,697)           (127,254)
    Transfer on policy loans                         --                  --               (18,695)            (39,836)
    Net interfund transfers                       245,907              45,086           1,805,608             623,649
                                              -----------         -----------         -----------         -----------
Net increase (decrease) in assets from
    principal transactions                        360,027              46,569           3,073,742           1,272,274
                                              -----------         -----------         -----------         -----------
Total increase (decrease) in assets               363,137              49,540           3,374,605           1,520,777

Assets beginning of year                             --                  --             3,264,125           1,743,348
                                              -----------         -----------         -----------         -----------
Assets end of year                            $   363,137         $    49,540         $ 6,638,730         $ 3,264,125
                                              ===========         ===========         ===========         ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                                      EMERGING SMALL
        DYNAMIC GROWTH TRUST                          COMPANY TRUST                             EQUITY INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED          PERIOD ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
  DEC. 31/01          DEC. 31/00***          DEC. 31/01            DEC. 31/00            DEC. 31/01            DEC. 31/00
-------------         -------------         -------------         -------------         -------------         -------------
$       2,669         $        --           $   2,989,181         $  10,861,111         $   3,013,469         $   2,760,281
     (362,746)              (34,245)              523,643             6,301,844               165,555               (80,630)

     (438,379)             (530,220)          (24,618,446)          (20,697,016)           (2,788,075)              150,879
-------------         -------------         -------------         -------------         -------------         -------------

     (798,456)             (564,465)          (21,105,622)           (3,534,061)              390,949             2,830,530
-------------         -------------         -------------         -------------         -------------         -------------

      690,350             1,038,582             8,226,969            10,324,298             4,698,752             3,349,523
     (127,695)             (116,055)           (7,911,365)          (11,469,437)           (2,328,113)           (1,273,761)
      (28,461)              (44,428)             (330,245)           (1,229,828)              (50,148)              (53,101)
      759,188             1,168,028            (2,344,218)           (2,950,927)            2,870,548              (900,697)
-------------         -------------         -------------         -------------         -------------         -------------

    1,293,382             2,046,127            (2,358,859)           (5,325,894)            5,191,039             1,121,964
-------------         -------------         -------------         -------------         -------------         -------------

      494,926             1,481,662           (23,464,481)           (8,859,955)            5,581,988             3,952,494

    1,481,662                  --              93,709,783           102,569,738            25,947,998            21,995,504
-------------         -------------         -------------         -------------         -------------         -------------
$   1,976,588         $   1,481,662         $  70,245,302         $  93,709,783         $  31,529,986         $  25,947,998
=============         =============         =============         =============         =============         =============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                                                    FINANCIAL SERVICES       FUNDAMENTAL
                                                      EQUITY INDEX TRUST                   TRUST             VALUE TRUST
                                              ---------------------------------------------------------------------------
                                               YEAR ENDED           YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01*          DEC. 31/01*
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $  1,793,940         $    221,869         $         86         $       --
Realized gain (loss) during the year               319,126            2,696,756               (4,404)              (4,158)
Unrealized appreciation (depreciation)
   during the year                             (11,632,054)         (10,555,450)               7,400                5,656
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (9,518,988)          (7,636,825)               3,082                1,498
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                    10,090,870           15,766,592               77,874              347,214
    Transfer on terminations                    (6,060,140)          (6,954,587)              (8,872)             (41,760)
    Transfer on policy loans                      (122,471)            (248,765)                (746)              (2,237)
    Net interfund transfers                     (3,841,934)          (1,523,237)             242,851            1,745,676
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                          66,325            7,040,003              311,107            2,048,893
                                              ------------         ------------         ------------         ------------
Total increase (decrease) in assets             (9,452,663)            (596,822)             314,189            2,050,391

Assets beginning of year                        74,366,453           74,963,275                 --                   --
                                              ------------         ------------         ------------         ------------
Assets end of year                            $ 64,913,790         $ 74,366,453         $    314,189         $  2,050,391
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

See accompanying notes.

                                         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
                                                                                   GLOBAL EQUITY
         GLOBAL BOND TRUST                       GLOBAL EQUITY TRUST                SELECT TRUST
------------------------------------------------------------------------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00          DEC. 31/01**
------------         ------------         ------------         ------------         ------------
$       --           $     18,358         $  1,777,032         $  1,026,287         $       --
      (3,942)              (7,326)          (1,809,979)            (631,106)                  32

       1,055                4,720           (1,826,021)             740,951                1,417
------------         ------------         ------------         ------------         ------------

      (2,887)              15,752           (1,858,968)           1,136,132                1,449
------------         ------------         ------------         ------------         ------------

     513,599              220,199            2,464,096            2,106,572                 --
     (75,372)             (33,905)          (1,351,234)            (515,552)                (343)
        (121)              (2,085)             (21,958)             (14,792)                --
     100,923              (39,466)             305,763            1,068,265               11,989
------------         ------------         ------------         ------------         ------------

     539,029              144,743            1,396,667            2,644,493               11,646
------------         ------------         ------------         ------------         ------------

     536,142              160,495             (462,301)           3,780,625               13,095

     733,612              573,117           11,177,484            7,396,859                 --
------------         ------------         ------------         ------------         ------------
$  1,269,754         $    733,612         $ 10,715,183         $ 11,177,484         $     13,095
============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                         GROWTH TRUST                       GROWTH AND INCOME TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $  1,603,161         $  2,743,694         $  3,025,404
Realized gain (loss) during the year            (1,453,148)             695,686              551,538              985,560
Unrealized appreciation (depreciation)
   during the year                              (2,298,076)          (8,128,839)          (9,504,160)          (7,885,806)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (3,751,224)          (5,829,992)          (6,208,928)          (3,874,842)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                     4,107,592            6,069,409            9,769,331           11,665,612
    Transfer on terminations                    (1,766,097)          (1,297,222)          (4,241,463)          (3,632,508)
    Transfer on policy loans                       (20,212)            (120,470)            (138,888)            (666,144)
    Net interfund transfers                       (491,472)           3,009,403               34,361            1,931,597
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                       1,829,811            7,661,120            5,423,341            9,298,557
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets             (1,921,413)           1,831,128             (785,587)           5,423,715

Assets beginning of year                        16,482,743           14,651,615           52,496,785           47,073,070
                                              ------------         ------------         ------------         ------------
Assets end of year                            $ 14,561,330         $ 16,482,743         $ 51,711,198         $ 52,496,785
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

See accompanying notes.

                                                  SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES      HIGH GRADE
   TRUST             BOND TRUST                 HIGH YIELD TRUST                    INCOME AND VALUE TRUST
---------------------------------------------------------------------------------------------------------------
PERIOD ENDED        PERIOD ENDED        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
DEC. 31/01*         DEC. 31/01**        DEC. 31/01          DEC. 31/00          DEC. 31/01           DEC. 31/00
-----------         -----------         -----------         -----------         -----------         -----------
$      --           $     5,145         $   499,808         $    14,646         $   315,493         $ 1,092,315

       (530)                 36            (929,040)            (62,640)           (145,567)            (16,392)

     45,481              (5,568)            126,462            (346,754)            (68,156)           (833,733)
-----------         -----------         -----------         -----------         -----------         -----------

     44,951                (387)           (302,770)           (394,748)            101,770             242,190
-----------         -----------         -----------         -----------         -----------         -----------

    328,733              85,889           1,141,776           1,336,937           1,711,255           1,131,379

     (7,534)             (3,708)           (337,768)           (275,933)           (688,096)           (459,846)
       (746)               --               (16,667)            (56,383)              3,689             (15,719)
    652,010              76,831           1,071,298             182,737           1,164,672             329,751
-----------         -----------         -----------         -----------         -----------         -----------

    972,463             159,012           1,858,639           1,187,358           2,191,520             985,565
-----------         -----------         -----------         -----------         -----------         -----------

  1,017,414             158,625           1,555,869             792,610           2,293,290           1,227,755

       --                  --             4,615,768           3,823,158           5,982,262           4,754,507
-----------         -----------         -----------         -----------         -----------         -----------
$ 1,017,414         $   158,625         $ 6,171,637         $ 4,615,768         $ 8,275,552         $ 5,982,262
===========         ===========         ===========         ===========         ===========         ===========

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                  -----------------------------------------------------
                                             INTERNATIONAL EQUITY
                                                 SELECT TRUST            INTERNATIONAL INDEX TRUST
                                                  -----------------------------------------------------
                                                 PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                                 DEC. 31/01**          DEC. 31/01           DEC. 31/00***
                                                  ---------             ---------             ---------
Income:
Net investment income during the year             $    --               $   8,893             $   2,220
Realized gain (loss) during the year                   --                 (29,221)                 (982)
Unrealized appreciation (depreciation)
   during the year                                      218               (74,519)               (6,610)
                                                  ---------             ---------             ---------
Net increase (decrease) in assets from
   operations                                           218               (94,847)               (5,372)
                                                  ---------             ---------             ---------
Changes from principal transactions:

    Transfer of net premiums                          1,388               494,384               125,117
    Transfer on terminations                            (91)              (40,269)               (5,611)
    Transfer on policy loans                           --                  (2,092)               (6,792)
    Net interfund transfers                          10,132               259,859                51,596
                                                  ---------             ---------             ---------
Net increase (decrease) in assets from
    principal transactions                           11,429               711,882               164,310
                                                  ---------             ---------             ---------

Total increase (decrease) in assets                  11,647               617,035               158,938

Assets beginning of year                               --                 158,938                  --
                                                  ---------             ---------             ---------
Assets end of year                                $  11,647             $ 775,973             $ 158,938
                                                  =========             =========             =========

** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL CAP TRUST               INTERNATIONAL STOCK TRUST                 INTERNATIONAL VALUE TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$       --           $  1,275,987         $  1,090,518         $    141,854         $     54,398         $      4,865

  (3,288,079)            (941,463)          (7,216,325)           1,979,909             (210,611)             (24,646)

   1,314,459           (2,864,772)             365,926           (7,021,945)              34,326                 (339)
------------         ------------         ------------         ------------         ------------         ------------

  (1,973,620)          (2,530,248)          (5,759,881)          (4,900,182)            (121,887)             (20,120)
------------         ------------         ------------         ------------         ------------         ------------

   1,084,447            2,151,313            3,898,723            4,769,383              950,753              970,793
    (413,237)            (399,289)          (2,219,458)          (2,042,903)            (169,012)             (57,439)
     (14,848)            (227,364)               1,343             (319,996)                 577               (6,340)
    (844,387)           2,099,442             (282,829)             306,879            1,002,770              268,631
------------         ------------         ------------         ------------         ------------         ------------

    (188,025)           3,624,102            1,397,779            2,713,363            1,785,088            1,175,645
------------         ------------         ------------         ------------         ------------         ------------

  (2,161,645)           1,093,854           (4,362,102)          (2,186,819)           1,663,201            1,155,525

   6,624,824            5,530,970           26,662,943           28,849,762            1,612,952              457,427
------------         ------------         ------------         ------------         ------------         ------------
$  4,463,179         $  6,624,824         $ 22,300,841         $ 26,662,943         $  3,276,153         $  1,612,952
============         ============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                   INTERNET TECHNOLOGIES                    INVESTMENT QUALITY BOND
                                                           TRUST                                      TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED          PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                               DEC. 31/01          DEC. 31/00***         DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $       --           $  1,683,400         $  1,764,230
Realized gain (loss) during the year              (208,650)                (156)             (24,658)             (65,106)
Unrealized appreciation (depreciation)
   during the year                                 (88,889)            (416,574)             313,096              543,010
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                     (297,539)            (416,730)           1,971,838            2,242,134
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                       546,771              613,893            3,770,528            3,717,837
    Transfer on terminations                       (79,753)             (49,773)          (3,002,758)          (2,138,923)
    Transfer on policy loans                       (24,220)              (4,746)              81,759             (183,365)
    Net interfund transfers                         38,743              501,473              266,094             (247,524)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                         481,541            1,060,847            1,115,623            1,148,025
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets                184,002              644,117            3,087,461            3,390,159

Assets beginning of year                           644,117                 --             26,566,974           23,176,815
                                              ------------         ------------         ------------         ------------
Assets end of year                            $    828,119         $    644,117         $ 29,654,435         $ 26,566,974
                                              ============         ============         ============         ============

*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
         LARGE CAP GROWTH                     LIFESTYLE AGGRESSIVE 1000                   LIFESTYLE BALANCED 640
              TRUST                                    TRUST                                      TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$    543,947         $  1,441,638         $    388,350         $    216,326         $    840,004         $    569,650
    (336,972)              21,675             (133,768)              (9,437)             (20,180)              86,155

  (2,863,856)          (3,593,685)            (953,443)            (443,010)          (1,277,862)            (472,949)
  ----------           ----------             --------             --------           ----------             --------
  (2,656,881)          (2,130,372)            (698,861)            (236,121)            (458,038)             182,856
  ----------           ----------             --------             --------             --------              -------

   4,635,266            4,930,460            1,704,419            1,402,412            4,382,335            3,308,556
  (1,385,959)            (935,574)            (497,645)            (465,958)          (1,205,129)            (883,442)
     (28,148)            (149,564)             (10,477)              (1,220)             (34,338)            (122,975)
   1,438,904            4,710,968              162,573               (2,198)           1,404,753             (805,706)
   ---------            ---------              -------               -------           ---------             --------
   4,660,063            8,556,290            1,358,870              933,036            4,547,621            1,496,433
   ---------            ---------            ---------              -------            ---------            ---------
   2,003,182            6,425,918              660,009              696,915            4,089,583            1,679,289

  13,096,022            6,670,104            4,651,150            3,954,235            9,915,393            8,236,104
------------         ------------         ------------         ------------         ------------         ------------
$ 15,099,204         $ 13,096,022         $  5,311,159         $  4,651,150         $ 14,004,976         $  9,915,393
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                 LIFESTYLE CONSERVATIVE 280                    LIFESTYLE GROWTH 820
                                                            TRUST                                     TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $      7,507         $     13,788         $  2,133,146         $  1,673,771
Realized gain (loss) during the year                (2,326)                (844)            (779,392)              79,771
Unrealized appreciation (depreciation)
   during the year                                   3,395                2,739           (3,528,898)          (2,474,203)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                        8,576               15,683           (2,175,144)            (720,661)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                       374,546               30,443            7,605,366            5,916,596
    Transfer on terminations                       (27,728)              (9,144)          (4,069,271)          (2,038,161)
    Transfer on policy loans                          --                   --                256,322             (134,239)
    Net interfund transfers                       (127,414)              70,433              522,569              127,472
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                         219,404               91,732            4,314,986            3,871,668
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets                227,980              107,415            2,139,842            3,151,007

Assets beginning of year                           222,609              115,194           23,821,430           20,670,423
                                              ------------         ------------         ------------         ------------
Assets end of year                            $    450,589         $    222,609         $ 25,961,272         $ 23,821,430
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                   SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
    LIFESTYLE MODERATE 460                MID CAP                                           MID CAP OPPORTUNITIES
             TRUST                      GROWTH TRUST              MID CAP INDEX TRUST                 TRUST
---------------------------------------------------------------------------------------------------------------
 YEAR ENDED          YEAR ENDED         PERIOD ENDED        YEAR ENDED         PERIOD ENDED         PERIOD ENDED
 DEC. 31/01          DEC. 31/00         DEC. 31/01*         DEC. 31/01         DEC. 31/00***        DEC. 31/01*
-----------         -----------         -----------         -----------         -----------         -----------
$   110,107         $   164,841         $        --         $    15,781         $     9,975         $        --


    (36,040)             (8,201)             (7,118)            (80,613)              2,568              (1,753)

    (89,626)            (93,118)             (3,663)             38,888              (5,753)             52,061
-----------         -----------         -----------         -----------         -----------         -----------

    (15,559)             63,522             (10,781)            (25,944)              6,790              50,308
-----------         -----------         -----------         -----------         -----------         -----------

    828,356             499,839             141,446             563,684              62,405              62,205
   (146,711)           (278,844)            (10,451)            (70,740)            (18,904)             (6,427)
     68,632              (4,505)             (1,491)             (4,490)                 --                  --
     91,509              34,843             433,492           1,487,325             500,415             482,706
-----------         -----------         -----------         -----------         -----------         -----------

    841,786             251,333             562,996           1,975,779             543,916             538,484
-----------         -----------         -----------         -----------         -----------         -----------

    826,227             314,855             552,215           1,949,835             550,706             588,792

  1,590,737           1,275,882                  --             550,706                  --                  --
-----------         -----------         -----------         -----------         -----------         -----------
$ 2,416,964         $ 1,590,737         $   552,215         $ 2,500,541         $   550,706         $   588,792
===========         ===========         ===========         ===========         ===========         ===========

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                           ------------------------------------------------------------------------------------
                                                                                 MID CAP
                                                 MID CAP STOCK TRUST           VALUE TRUST            MONEY MARKET TRUST
                                           ------------------------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                            DEC. 31/01        DEC. 31/00       DEC. 31/01*        DEC. 31/01        DEC. 31/00
                                           ------------      ------------      ------------      ------------      ------------
Income:
Net investment income during the year      $         --      $         --      $      3,568      $  2,437,207      $  2,837,122
Realized gain (loss) during the year           (182,164)            4,809              (203)               --                --
Unrealized appreciation (depreciation)
   during the year                              118,888           (82,824)           75,425                --                --
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
   operations                                   (63,276)          (78,015)           78,790         2,437,207         2,837,122
                                           ------------      ------------      ------------      ------------      ------------
Changes from principal transactions:

    Transfer of net premiums                  1,002,409         1,209,637           258,014        65,123,257        60,929,701
    Transfer on terminations                   (187,920)          (70,213)          (26,156)      (10,140,660)       (7,374,966)
    Transfer on policy loans                    (10,150)           (1,970)               --        (3,343,393)         (602,642)
    Net interfund transfers                   1,070,600           497,797         1,395,147       (34,019,575)      (37,492,208)
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
    principal transactions                    1,874,939         1,635,251         1,627,005        17,619,629        15,459,885
                                           ------------      ------------      ------------      ------------      ------------

Total increase (decrease) in assets           1,811,663         1,557,236         1,705,795        20,056,836        18,297,007

Assets beginning of year                      1,743,424           186,188                --        63,898,986        45,601,979
                                           ------------      ------------      ------------      ------------      ------------
Assets end of year                         $  3,555,087      $  1,743,424      $  1,705,795      $ 83,955,822      $ 63,898,986
                                           ============      ============      ============      ============      ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
                                                    PACIFIC RIM
          OVERSEAS TRUST                       EMERGING MARKETS TRUST                   QUANTITATIVE EQUITY TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$    592,006         $    410,096         $     32,951         $     37,735         $  8,592,412         $  8,207,833
  (2,314,964)            (743,314)          (2,930,761)           1,142,246              160,429            3,373,479

     310,847             (806,861)           1,175,536           (3,893,747)         (24,331,381)          (7,729,114)
------------         ------------         ------------         ------------         ------------         ------------

  (1,412,111)          (1,140,079)          (1,722,274)          (2,713,766)         (15,578,540)           3,852,198
------------         ------------         ------------         ------------         ------------         ------------

   1,448,316            2,507,305            1,289,621            1,890,887            8,102,224            8,153,108
    (455,736)            (284,281)            (685,431)            (692,836)          (5,795,856)          (8,068,279)
     (34,360)            (199,359)             (12,847)             (93,909)            (608,974)            (437,721)
    (150,626)           1,670,197             (518,291)             349,025             (298,597)           1,180,710
------------         ------------         ------------         ------------         ------------         ------------

     807,594            3,693,862               73,052            1,453,167            1,398,797              827,818
------------         ------------         ------------         ------------         ------------         ------------

    (604,517)           2,553,783           (1,649,222)          (1,260,599)         (14,179,743)           4,680,016

   6,926,139            4,372,356            9,249,526           10,510,125           66,536,535           61,856,519
------------         ------------         ------------         ------------         ------------         ------------
$  6,321,622         $  6,926,139         $  7,600,304         $  9,249,526         $ 52,356,792         $ 66,536,535
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           ------------------------------------------------------------------------------------
                                           QUANTITATIVE                                                   SCIENCE AND
                                           MID CAP TRUST      REAL ESTATE SECURITIES TRUST              TECHNOLOGY TRUST
                                           ------------------------------------------------------------------------------------
                                           PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           DEC. 31/01*        DEC. 31/01        DEC. 31/00        DEC. 31/01        DEC. 31/00
                                           ------------      ------------      ------------      ------------      ------------
Income:
Net investment income during the year      $         --      $    746,285      $    725,501      $  1,203,870      $    875,644
Realized gain (loss) during the year               (395)         (395,929)         (368,039)       (8,654,548)        4,226,679
Unrealized appreciation (depreciation)
   during the year                               10,718           290,049         4,345,939        (5,654,641)      (19,928,665)
                                          ------------      ------------      ------------      ------------      ------------

Net increase (decrease) in assets from
   operations                                    10,323           640,405         4,703,401       (13,105,319)      (14,826,342)
                                           ------------      ------------      ------------      ------------      ------------
Changes from principal transactions:

    Transfer of net premiums                    163,892         2,755,868         2,709,003         6,810,840        11,215,089
    Transfer on terminations                       (800)       (3,131,725)       (1,866,577)       (2,006,086)       (2,826,592)

    Transfer on policy loans                         --          (157,802)         (245,678)         (163,297)         (405,481)
    Net interfund transfers                      60,539            99,125          (847,081)          798,743         9,680,246
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
    principal transactions                      223,631          (434,534)         (250,333)        5,440,200        17,663,262
                                           ------------      ------------      ------------      ------------      ------------

Total increase (decrease) in assets             233,954           205,871         4,453,068        (7,665,119)        2,836,920

Assets beginning of year                             --        23,496,035        19,042,967        29,296,160        26,459,240
                                           ------------      ------------      ------------      ------------      ------------
Assets end of year                         $    233,954      $ 23,701,906      $ 23,496,035      $ 21,631,041      $ 29,296,160
                                           ============      ============      ============      ============      ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
   SELECT                                                     SMALL COMPANY BLEND                   SMALL COMPANY VALUE
GROWTH TRUST            SMALL CAP INDEX TRUST                        TRUST                                 TRUST
-----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED       YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
DEC. 31/01**       DEC. 31/01        DEC. 31/00***       DEC. 31/01         DEC. 31/00         DEC. 31/01         DEC. 31/00
-----------        -----------        -----------        -----------        -----------        -----------        -----------
$        --        $    37,973        $     5,143        $    11,383        $   166,689        $     7,567        $     2,245
         34           (108,835)            (1,758)          (642,184)          (184,160)            24,674             93,029
      2,328              4,431            (10,171)           732,967           (603,705)           211,763             48,360
-----------        -----------        -----------        -----------        -----------        -----------        -----------

      2,362            (66,431)            (6,786)           102,166           (621,176)           244,004            143,634
-----------        -----------        -----------        -----------        -----------        -----------        -----------

         --            695,528             94,350            953,171          1,152,722          1,403,524            747,241
       (365)           (58,515)            (6,716)          (213,793)           (46,909)          (454,034)          (104,932)
         --             (2,104)            (3,396)            (3,343)           (27,509)           (89,164)            (9,018)
     28,875          1,682,151             78,092          1,358,981            954,977          1,656,901          1,241,872
-----------        -----------        -----------        -----------        -----------        -----------        -----------

     28,510          2,317,060            162,330          2,095,016          2,033,281          2,517,227          1,875,163
-----------        -----------        -----------        -----------        -----------        -----------        -----------

     30,872          2,250,629            155,544          2,197,182          1,412,105          2,761,231          2,018,797
         --            155,544                 --          1,793,734            381,629          3,119,400          1,100,603
-----------        -----------        -----------        -----------        -----------        -----------        -----------
$    30,872        $ 2,406,173        $   155,544        $ 3,990,916        $ 1,793,734        $ 5,880,631        $ 3,119,400
===========        ===========        ===========        ===========        ===========        ===========        ===========

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                ----------------------------------------------------------------------------
                                                 SMALL MID            SMALL MID CAP
                                                 CAP TRUST            GROWTH TRUST               STRATEGIC BOND TRUST
                                                ----------------------------------------------------------------------------
                                                PERIOD ENDED          PERIOD ENDED         YEAR ENDED             YEAR ENDED
                                                DEC. 31/01**          DEC. 31/01**         DEC. 31/01             DEC. 31/00
                                                -----------           -----------          -----------           -----------
Income:
Net investment income during the year           $         1           $        --          $   394,888           $   286,876
Realized gain (loss) during the year                     18                    --              (81,265)              (66,380)
Unrealized appreciation (depreciation)
   during the year                                    1,796                    55               15,518                61,320
                                                -----------           -----------          -----------           -----------
Net increase (decrease) in assets from
   operations                                         1,815                    55              329,141               281,816
                                                -----------           -----------          -----------           -----------
Changes from principal transactions:

    Transfer of net premiums                            925                    --            1,083,745             1,165,949
    Transfer on terminations                           (399)                   --             (553,860)             (235,557)
    Transfer on policy loans                             --                    --              (21,625)              (45,301)
    Net interfund transfers                          20,432                 6,755              100,755               304,387
                                                -----------           -----------          -----------           -----------

Net increase (decrease) in assets from
    principal transactions                           20,958                 6,755              609,015             1,189,478
                                                -----------           -----------          -----------           -----------

Total increase (decrease) in assets                  22,773                 6,810              938,156             1,471,294

Assets beginning of year                                 --                    --            4,952,630             3,481,336
                                                -----------           -----------          -----------           -----------
Assets end of year                              $    22,773           $     6,810          $ 5,890,786           $ 4,952,630
                                                ===========           ===========          ===========           ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
  STRATEGIC                STRATEGIC OPPORTUNITIES                     TACTICAL ALLOCATION           TELECOMMUNICATIONS
GROWTH TRUST                       TRUST                                     TRUST                          TRUST
------------         ---------------------------------         ---------------------------------         ------------
PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED         PERIOD ENDED          PERIOD ENDED
DEC. 31/01*           DEC. 31/01           DEC. 31/00           DEC. 31/01         DEC. 31/00***          DEC. 31/01*
------------         ------------         ------------         ------------         ------------         ------------
$         --         $  4,829,644         $  4,905,140         $      3,024         $     11,333         $         --
      (6,143)            (939,512)            (440,187)              (7,137)                 (20)                (773)

      (1,050)          (9,296,726)          (6,852,403)             (53,200)             (24,796)                (802)
------------         ------------         ------------         ------------         ------------         ------------

      (7,193)          (5,406,594)          (2,387,450)             (57,313)             (13,483)              (1,575)
------------         ------------         ------------         ------------         ------------         ------------

     132,161            6,338,370            5,698,436              168,737              270,846               10,085
     (15,101)          (3,388,636)          (2,255,941)             (42,733)              (7,090)              (1,870)
          --             (108,983)            (210,773)              (5,586)              (3,393)                  --
     530,756              (32,555)             333,630               72,993               70,288               56,963
------------         ------------         ------------         ------------         ------------         ------------

     647,816            2,808,196            3,565,352              193,411              330,651               65,178
------------         ------------         ------------         ------------         ------------         ------------

     640,623           (2,598,398)           1,177,902              136,098              317,168               63,603
          --           33,858,271           32,680,369              317,168                   --                   --
------------         ------------         ------------         ------------         ------------         ------------
$    640,623         $ 31,259,873         $ 33,858,271         $    453,266         $    317,168         $     63,603
============         ============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                -----------------------------------------------------------------------------
                                                                                                       TOTAL STOCK
                                                       TOTAL RETURN TRUST                          MARKET INDEX TRUST
                                                ---------------------------------           ---------------------------------
                                                YEAR ENDED            YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                DEC. 31/01            DEC. 31/00            DEC. 31/01           DEC. 31/00***
                                                -----------           -----------           -----------           -----------
Income:
Net investment income during the year           $   151,288           $    29,836           $    17,140           $     2,748
Realized gain (loss) during the year                268,978                 6,187              (100,210)                 (239)
Unrealized appreciation (depreciation)
   during the year                                  (81,071)              145,527               (34,713)              (22,955)
                                                -----------           -----------           -----------           -----------
Net increase (decrease) in assets from
   operations                                       339,195               181,550              (117,783)              (20,446)
                                                -----------           -----------           -----------           -----------
Changes from principal transactions:

    Transfer of net premiums                      1,878,907               800,492               871,757               199,595
    Transfer on terminations                       (306,084)              (68,577)             (125,929)               (9,092)
    Transfer on policy loans                           (732)              (48,429)              (11,062)                   --
    Net interfund transfers                       2,952,686             1,016,257             1,358,533               123,776
                                                -----------           -----------           -----------           -----------
Net increase (decrease) in assets from
    principal transactions                        4,524,777             1,699,743             2,093,299               314,279
                                                -----------           -----------           -----------           -----------

Total increase (decrease) in assets               4,863,972             1,881,293             1,975,516               293,833

Assets beginning of year                          2,360,830               479,537               293,833                    --
                                                -----------           -----------           -----------           -----------
Assets end of year                              $ 7,224,802           $ 2,360,830           $ 2,269,349           $   293,833
                                                ===========           ===========           ===========           ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
        U.S. GOVERNMENT                    U.S. LARGE CAP VALUE              UTILITIES
        SECURITIES TRUST                           TRUST                       TRUST                     VALUE TRUST
-------------------------------       -------------------------------       ------------       -------------------------------
 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED
 DEC. 31/01         DEC. 31/00         DEC. 31/01         DEC. 31/00         DEC. 31/01*        DEC. 31/01         DEC. 31/00
------------       ------------       ------------       ------------       ------------       ------------       ------------
$    358,458       $    319,991       $     93,316       $     30,478       $        466       $    393,971       $         --
       6,248            (33,921)            22,912              2,018             (1,344)           245,518           (204,029)
      76,680            189,826           (309,297)            35,510            (15,058)          (370,126)         1,955,231
------------       ------------       ------------       ------------       ------------       ------------       ------------

     441,386            475,896           (193,069)            68,006            (15,936)           269,363          1,751,202
------------       ------------       ------------       ------------       ------------       ------------       ------------

   2,243,613          1,442,818          3,065,164          3,097,133             41,489          3,138,784          1,668,925
    (522,634)          (420,953)          (705,239)          (306,562)            (3,751)        (1,041,187)          (372,336)
     (29,512)             1,677             (5,200)            (6,546)                --           (100,503)          (118,965)
   1,043,244           (710,743)         1,630,192          2,799,989             71,319          3,077,899          1,097,532
------------       ------------       ------------       ------------       ------------       ------------       ------------

   2,734,711            312,799          3,984,917          5,584,014            109,057          5,074,993          2,275,156
------------       ------------       ------------       ------------       ------------       ------------       ------------

   3,176,097            788,695          3,791,848          5,652,020             93,121          5,344,356          4,026,358
   5,347,411          4,558,716          7,545,950          1,893,930                 --          9,109,405          5,083,047
------------       ------------       ------------       ------------       ------------       ------------       ------------
$  8,523,508       $  5,347,411       $ 11,337,798       $  7,545,950       $     93,121       $ 14,453,761       $  9,109,405
============       ============       ============       ============       ============       ============       ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                        SUB-ACCOUNT
                                             ----------------------------------
                                                     500 INDEX TRUST                                 TOTAL
                                             ----------------------------------        ----------------------------------
                                              YEAR ENDED          PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                              DEC. 31/01          DEC. 31/00***         DEC. 31/01           DEC. 31/00
                                             -------------        -------------        -------------        -------------
Income:
Net investment income during the year        $     102,526        $      11,246        $  44,389,613        $  51,387,171
Realized gain (loss) during the year              (372,741)             (16,940)         (33,338,270)          22,080,244
Unrealized appreciation (depreciation)
   during the year                                (439,691)            (273,894)        (115,320,231)        (115,641,365)
                                             -------------        -------------        -------------        -------------
Net increase (decrease) in assets from
   operations                                     (709,906)            (279,588)        (104,268,888)         (42,173,950)
                                             -------------        -------------        -------------        -------------
Changes from principal transactions:

    Transfer of net premiums                     6,226,392            3,899,444          211,514,608          214,068,040
    Transfer on terminations                      (643,218)            (203,952)         (78,331,448)         (70,163,910)
    Transfer on policy loans                        (7,178)             (18,727)          (5,224,156)          (7,067,602)
    Net interfund transfers                      3,290,126            1,953,381           (1,064,286)             275,952
                                             -------------        -------------        -------------        -------------
Net increase (decrease) in assets from
    principal transactions                       8,866,122            5,630,146          126,894,718          137,112,480
                                             -------------        -------------        -------------        -------------

Total increase (decrease) in assets              8,156,216            5,350,558           22,625,830           94,938,530

Assets beginning of year                         5,350,558                   --          778,688,317          683,749,787
                                             -------------        -------------        -------------        -------------
Assets end of year                           $  13,506,774        $   5,350,558        $ 801,314,147        $ 778,688,317
                                             =============        =============        =============        =============

*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

                          Notes to Financial Statements

                                December 31, 2001

1. ORGANIZATION

The Manufacturers Life Insurance Company of America Separate Account Three (the Account) is a separate account established by The Manufacturers Life Insurance Company of America (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended and has sixty-seven investment sub-accounts. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust (Trust) portfolio. The Trust is an open-end management investment company, commonly known as a mutual fund, which is not offered to the public but sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Account is a funding vehicle for allocation of net premiums under single premium variable life and variable universal life insurance contracts (the Contracts) issued by the Company. The Account was established by the Company, a life insurance company organized in 1983 under Michigan law. The Company is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company (Manulife Financial), a Canadian life insurance company. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the variable contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, the following sub-accounts of the Account have been renamed as follows:

           PREVIOUS NAME                            NEW NAME                         EFFECTIVE DATE
           -------------                            --------                         --------------
        Mid Cap Blend Trust              Strategic Opportunities Trust                May 1, 2001
        Mid Cap Growth Trust                  All Cap Growth Trust                    May 2, 2000

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

1. ORGANIZATION (CONTINUED)

The following sub-accounts of the Account were added as investment options for variable life insurance contract holders of the Company:

                                                    Commencement of
                                                   Operations of the
                                                      Sub-accounts
                                                   -----------------
All Cap Value Trust                                    May 1, 2001
Capital Appreciation Trust                             May 1, 2001
Capital Opportunities Trust                            May 1, 2001
Core Value Trust                                     July 16, 2001
Dynamic Growth Trust                                   May 2, 2000
Financial Services Trust                               May 1, 2001
Fundamental Value Trust                                May 1, 2001
Global Equity Select Trust                           July 16, 2001
Health Sciences Trust                                  May 1, 2001
High Grade Bond Trust                                July 16, 2001
International Equity Select Trust                    July 16, 2001
International Index Trust                              May 2, 2000
Internet Technologies Trust                            May 2, 2000
Mid Cap Growth Trust                                   May 1, 2001
Mid Cap Index Trust                                    May 2, 2000
Mid Cap Opportunities Trust                            May 1, 2001
Mid Cap Value Trust                                    May 1, 2001
Quantitative Mid Cap Trust                             May 1, 2001
Select Growth Trust                                  July 16, 2001
Small Cap Index Trust                                  May 2, 2000
Small Mid Cap Trust                                  July 16, 2001
Small Mid Cap Growth Trust                           July 16, 2001
Strategic Growth Trust                                 May 1, 2001
Tactical Allocation Trust                              May 2, 2000
Telecommunications Trust                               May 1, 2001
Total Stock Market Index Trust                         May 2, 2000
Utilities Trust                                        May 1, 2001
500 Index Trust                                        May 2, 2000

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Investments of each sub-account are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from these estimates.

3. CONTRACT CHARGES

The Company deducts certain charges from gross premium before placing the remaining net premiums in the sub-account. In the event of a surrender, surrender charges may be made by the Company to cover sales expenses and administrative expenses associated with underwriting the policy issue. Each month a deduction consisting of an administrative charge, a charge for cost of insurance, a charge for mortality and expense risk and charges for supplementary benefits is deducted from the policy value.

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

4. PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                               PURCHASES                SALES
                                             ------------           ------------
SUB-ACCOUNTS:
  Aggressive Growth Trust                    $  2,681,136           $    887,200
  All Cap Growth Trust                          7,266,712              3,230,071
  All Cap Value Trust                             454,817                 55,020
  Balanced Trust                                3,648,646              4,046,842
  Blue Chip Growth Trust                       12,120,297              3,301,472
  Capital Appreciation Trust                      316,209                 14,910
  Capital Opportunities Trust                     376,180                 16,154
  Core Value Trust                                 47,258                    566
  Diversified Bond Trust                        3,680,033                377,886
  Dynamic Growth Trust                          1,578,785                282,734
  Emerging Small Company Trust                  8,026,635              7,396,313
  Equity Income Trust                          10,963,854              2,759,345
  Equity Index Trust                            8,716,592              6,856,326
  Financial Services Trust                        374,872                 63,678
  Fundamental Value Trust                       2,069,941                 21,048
  Global Bond Trust                               634,623                 95,593
  Global Equity Trust                          12,640,379              9,466,681
  Global Equity Select Trust                       11,989                    342
  Growth Trust                                  4,664,906              2,835,095
  Growth & Income Trust                        10,764,545              2,597,509
  Health Sciences Trust                           991,784                 19,320
  High Grade Bond Trust                           167,307                  3,150
  High Yield Trust                              6,058,178              3,699,731
  Income and Value Trust                        3,030,660                523,647
  International Equity Select Trust                11,498                     69
  International Index Trust                       816,546                 95,771
  International Small Cap Trust                17,320,080             17,508,105
  International Stock Trust                    20,859,129             18,370,833
  International Value Trust                     7,314,612              5,475,127
  Internet Technologies Trust                     618,828                137,288
  Investment Quality Bond Trust                 6,872,691              4,073,667
  Large Cap Growth Trust                        6,088,912                884,902
  Lifestyle Aggressive 1000 Trust               2,106,322                359,102
  Lifestyle Balanced 640 Trust                  6,188,555                800,929
  Lifestyle Conservative 280 Trust                528,250                301,340
  Lifestyle Growth 820 Trust                    9,549,083              3,100,950
  Lifestyle Moderate 460 Trust                  1,242,353                290,460
  Mid Cap Growth Trust                            586,214                 23,217
  Mid Cap Index Trust                           3,418,427              1,426,866
  Mid Cap Opportunities Trust                     544,867                  6,383
  Mid Cap Stock Trust                           2,348,462                473,523
  Mid Cap Value Trust                           1,716,049                 85,475
  Money Market Trust                          119,942,122             99,885,286
  Overseas Trust                               25,659,528             24,259,928
  Pacific Rim Emerging Markets Trust            8,586,849              8,480,845
  Quantitative Equity Trust                    16,537,979              6,546,771

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



4. PURCHASES AND SALES (CONTINUED)

                                                PURCHASES              SALES
                                              ------------          ------------
SUB-ACCOUNTS:
    Quantitative Mid Cap Trust                     225,091                 1,460
    Real Estate Securities Trust                 4,207,957             3,896,207
    Science & Technology Trust                  14,155,526             7,511,456
    Select Growth Trust                             28,752                   241
    Small Cap Index Trust                        4,256,591             1,901,557
    Small Company Blend Trust                    3,581,541             1,475,142
    Small Company Value Trust                    4,242,622             1,717,828
    Small Mid Cap Trust                             21,227                   268
    Small Mid Cap Growth Trust                       6,755                    --
    Strategic Bond Trust                         1,886,854               882,951
    Strategic Growth Trust                         682,838                35,021
    Strategic Opportunities Trust               10,656,061             3,018,221
    Tactical Allocation Trust                      231,107                34,673
    Telecommunications Trust                        66,501                 1,323
    Total Return Trust                           7,406,206             2,730,142
    Total Stock Market Index Trust               3,431,768             1,321,329
    U.S. Government Securities Trust             5,051,630             1,958,461
    U.S. Large Cap Value Trust                   4,751,246               673,013
    Utilities Trust                                116,995                 7,472
    Value Trust                                  8,440,039             2,971,074
    500 Index Trust                             10,605,619             1,636,971
                                              ------------          ------------
Total                                         $444,196,620          $272,833,181
                                              ============          ============

5. FINANCIAL HIGHLIGHTS

                                                                                                        FOR THE YEAR ENDED
                                               AT DECEMBER 31, 2001                                      DECEMBER 31, 2001
                                            ---------------------------------------------------------------------------------
                                                                                                      INVESTMENT
                                                                 UNIT              NET                  INCOME          TOTAL
                                              UNITS              VALUE            ASSETS                RATIO*         RETURN**
                                            ---------------------------------------------------------------------------------
SUB-ACCOUNTS:
    Aggressive Growth Trust                   457,854          $ 15.37          $ 7,037,748               --           -25.98%
    All Cap Growth Trust                      890,563            19.27           17,159,871               --           -23.77%
    All Cap Value Trust+                       33,810            12.61              426,415             0.04%             0.90%
    Balanced Trust                          1,289,838            24.01           30,975,672             2.19%          -10.20%
    Blue Chip Growth Trust                  1,766,660            20.45           36,125,334               --           -14.61%
    Capital Appreciation Trust+                27,016            11.10              299,845               --           -11.21%
    Capital Opportunities Trust+               33,938            10.70              363,137               --           -14.40%
    Core Value Trust++                          4,163            11.90               49,540               --            -4.81%
    Diversified Bond Trust                    429,951            15.44            6,638,730             5.48%             7.09%
    Dynamic Growth Trust                      414,500             4.77            1,976,588             0.17%          -40.24%
    Emerging Small Company Trust            1,260,898            55.71           70,245,302               --           -22.24%
    Equity Income Trust                     1,655,611            19.04           31,529,986             1.64%             1.29%
    Equity Index Trust                      3,430,166            18.92           64,913,790             1.03%          -12.26%
    Financial Services Trust+                  27,008            11.63              314,189             0.08%           -6.93%

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



5. FINANCIAL HIGHLIGHTS (CONT'D)

                                                     ------------------------------------------------------------------------
                                                                                                       INVESTMENT
                                                                        UNIT            NET              INCOME         TOTAL
                                                       UNITS            VALUE          ASSETS            RATIO*        RETURN**
                                                     ------------------------------------------------------------------------
SUB-ACCOUNTS:
     Fundamental Value Trust+                          174,799          11.73         2,050,391             --          -6.16%
     Global Bond Trust                                  93,604          13.57         1,269,754             --           0.53%
     Global Equity Trust                               670,651          15.98        10,715,183           2.45%        -16.09%
     Global Equity Select Trust++                        1,073          12.20            13,095             --          -2.40%
     Growth Trust                                    1,000,241          14.56        14,561,330             --         -21.37%
     Growth and Income Trust                         2,674,526          19.33        51,711,198           0.41%        -11.28%
     Health Sciences Trust+                             75,141          13.54         1,017,414             --           8.32%
     High Grade Bond Trust++                            12,296          12.90           158,625           2.79%          3.21%
     High Yield Trust                                  466,497          13.23         6,171,637           9.19%         -5.47%
     Income and Value Trust                            503,442          16.44         8,275,552           2.68%          0.98%
     International Equity Select Trust++                   969          12.02            11,647             --          -3.84%
     International Index Trust                          88,736           8.74           775,973           1.22%        -22.41%
     International Small Cap Trust                     349,581          12.77         4,463,179             --         -31.10%
     International Stock Trust                       1,880,342          11.86        22,300,841           0.20%        -21.53%
     International Value Trust                         299,711          10.93         3,276,153           1.02%         -9.97%
     Internet Technologies Trust                       218,501           3.79           828,119             --         -46.09%
     Investment Quality Bond Trust                   1,740,743          17.04        29,654,435           5.47%          7.33%
     Large Cap Growth Trust                          1,103,220          13.69        15,099,204             --         -17.81%
     Lifestyle Aggressive 1000 Trust                   376,673          14.10         5,311,159           0.37%        -13.67%
     Lifestyle Balanced 640 Trust                      855,914          16.36        14,004,976           2.55%         -4.71%
     Lifestyle Conservative 280 Trust                   25,748          17.50           450,589           3.89%          3.30%
     Lifestyle Growth 820 Trust                      1,669,794          15.55        25,961,272           1.40%         -8.97%
     Lifestyle Moderate 460 Trust                      142,884          16.92         2,416,964           3.30%         -1.09%
     Mid Cap Growth Trust+                              52,743          10.47           552,215             --         -16.24%
     Mid Cap Index Trust                               189,985          13.16         2,500,541           0.85%         -1.73%
     Mid Cap Opportunities Trust+                       55,599          10.59           588,792             --         -15.28%
     Mid Cap Stock Trust                               330,092          10.77         3,555,087             --         -10.99%
     Mid Cap Value Trust+                              130,318          13.09         1,705,795           0.74%          4.72%
     Money Market Trust                              3,996,981          21.01        83,955,822           3.59%          3.59%
     Overseas Trust                                    519,934          12.16         6,321,622           0.27%        -21.10%
     Pacific Rim Emerging Markets Trust              1,041,091           7.30         7,600,304           0.41%        -18.58%
     Quantitative Equity Trust                       1,203,842          43.49        52,356,792           0.30%        -22.95%
     Quantitative Mid Cap Trust+                        22,937          10.20           233,954             --         -18.40%
     Real Estate Securities Trust                      603,342          39.28        23,701,906           3.75%          3.15%
     Science and Technology Trust                    1,388,634          15.58        21,631,041             --         -41.25%
     Select Growth Trust++                               2,599          11.88            30,872             --          -4.96%
     Small Cap Index Trust                             202,574          11.88         2,406,173           1.85%          1.41%
     Small Company Blend Trust                         316,717          12.60         3,990,916             --          -2.30%
     Small Company Value Trust                         565,676          10.40         5,880,631           0.17%          6.54%
     Small Mid Cap Trust++                               1,906          11.95            22,773           0.01%         -4.40%
     Small Mid Cap Growth Trust++                          612          11.13             6,810             --         -10.96%
     Strategic Bond Trust                              366,019          16.09         5,890,786           7.96%          6.25%
     Strategic Growth Trust+                            58,133          11.02           640,623             --         -11.84%
     Strategic Opportunities Trust                   2,079,350          15.03        31,259,873           0.50%        -15.25%

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



5. FINANCIAL HIGHLIGHTS (CONT'D)

                                              ----------------------------------------------------------------------------
                                                                                                   INVESTMENT
                                                                  UNIT             NET               INCOME          TOTAL
                                                UNITS             VALUE           ASSETS             RATIO*         RETURN**
                                              ----------------------------------------------------------------------------
SUB-ACCOUNTS:
    Tactical Allocation Trust                    43,247           10.48            453,266            0.11%         -13.39%
    Telecommunications Trust+                     8,021            7.93             63,603              --          -36.56%
    Total Return Trust                          486,338           14.86          7,224,802            3.59%           8.28%
    Total Stock Market Index Trust              227,808            9.96          2,269,349            0.92%         -11.41%
    U.S. Government Securities Trust            602,920           14.14          8,523,508            4.75%           7.03%
    U.S. Large Cap Value Trust                  881,525           12.86         11,337,798            0.38%          -2.55%
    Utilities Trust+                              9,963            9.35             93,121            1.05%         -25.22%
    Value Trust                                 812,349           17.79         14,453,761            0.53%           3.42%
    500 Index Trust                           1,363,591            9.91         13,506,774            0.84%         -12.37%

     * These ratios represent the dividends, excluding distributions of capital gains, distributed by the Trust portfolio, net of management fees and expenses assessed by the fund manager, divided by the average net assets of respective Trust portfolio, which approximates the ratio of dividends, excluding distribution of capital gains, received by the sub-account of the Account, net of management fees and expenses assessed by the fund manager, divided by the average unit value. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Trust portfolio in which the sub-accounts invest.
     ** These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction to unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
     + Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
     ++ Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

6. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly owned subsidiary of Manulife Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement with the Company. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws sell the Contracts. Registered representatives are compensated on a commission basis.

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



6. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.) ("Manulife U.S.A."), which can be terminated by either party upon two months notice. Under this Agreement, the Company pays for legal, actuarial, investment and certain other administrative services.

7. SUBSEQUENT EVENT

Effective January 1, 2002, the Company transferred all of its variable business to Manulife U.S.A. via an assumption reinsurance agreement. As a result, products originally sold and administered under the name of the Company will be offered and administered under the name of Manulife U.S.A. As such and effective January 1, 2002, the Account will be known as The Manufacturers Life Insurance Company U.S.A. Separate Account A.

Also, effective January 1, 2002, ManEquity, Inc. was merged into Manulife Financial Securities LLC. Manulife Financial Securities LLC, a subsidiary of Manulife U.S.A., will carry on the business of ManEquity, Inc.

                             THE MANUFACTURERS LIFE

                                INSURANCE COMPANY

                                     (U.S.A.)

                              AUDITED CONSOLIDATED

                              FINANCIAL STATEMENTS

                                   YEARS ENDED

                        DECEMBER 31, 2001, 2000 AND 1999

                           [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS...............................................1


AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS.............................................2

     CONSOLIDATED STATEMENTS OF INCOME.......................................3

     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS...............4

     CONSOLIDATED STATEMENTS OF CASH FLOWS...................................5

     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS..............................6

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2001, the Company changed its accounting for certain investments.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
March 22, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($ millions)
ASSETS                                                                                 2001                      2000
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2001  $9,656  ; 2000 $9,580)               $   10,108                $   9,797
       Equity (cost: 2001 $889 ; 2000 $707)                                              845                      852
Mortgage loans                                                                         1,675                    1,539
Real estate                                                                              969                       986
Policy loans                                                                           2,226                    1,998
Short-term investments                                                                   539                      715
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $   16,362                $  15,887
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                         $      109                $      98
Deferred acquisition costs                                                             2,302                    2,066
Deferred income taxes                                                                     79                      125
Due from affiliates                                                                      508                      511
Amounts recoverable from reinsurers                                                      767                      572
Other assets                                                                             641                      757
Separate account assets                                                               30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $   50,985                $  49,697
======================================================================================================================
 LIABILITIES, CAPITAL AND SURPLUS
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                             $   17,415                $  16,240
Note payable                                                                             200                      200
Due to affiliate                                                                         250                      250
Other liabilities                                                                        601                      778
Separate account liabilities                                                          30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   48,683                $  47,149
======================================================================================================================
CAPITAL AND SURPLUS:
Capital stock                                                                     $        5                $       5
Retained earnings                                                                      2,176                    2,260
Accumulated other comprehensive income                                                   121                      283
----------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                         $    2,302                $   2,548
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                            $   50,985                $  49,697
======================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                                       2001             2000           1999
------------------------------------------------------------------------------------------------------------------------
REVENUE:

     Premiums                                                                   $  794          $    814       $    881
     Fee income                                                                    903               958            746
     Net investment income                                                       1,115             1,135          1,121
     Realized investment gains                                                      35               137             27
     Other                                                                          12                --              5
------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $2,859          $  3,044       $  2,780
------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

     Policyholder benefits and claims                                           $1,567          $  1,535       $  1,429
     Operating expenses and commissions                                            600               617            494
     Amortization of deferred acquisition costs                                    277               180             40
     Interest expense                                                               30                19              8
     Policyholder dividends                                                        348               339            323
     Minority interest expense                                                      --                16             16
------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                     $2,822          $  2,706       $  2,310
------------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                                          37               338            470
------------------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                                        (4)               90            177
------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                      $   41          $    248       $    293
========================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                    ACCUMULATED
                                                                                       OTHER           TOTAL
  FOR THE YEARS ENDED DECEMBER 31                     CAPITAL    RETAINED           COMPREHENSIVE    CAPITAL AND
  ($ millions)                                         STOCK     EARNINGS           INCOME (LOSS)      SURPLUS
-----------------------------------------------------------------------------------------------------------------
  BALANCE AT JANUARY 1, 1999                           $  5          $1,697             $ 149         $ 1,851
  Comprehensive income                                   --             293               (21)            272
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                           $  5          $1,990             $ 128         $ 2,123
-----------------------------------------------------------------------------------------------------------------
  Comprehensive income                                   --             248               155             403
  Contributed surplus                                    --              22                --              22
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2000                           $  5          $2,260             $ 283         $ 2,548
  Comprehensive income                                   --              41              (162)           (121)
  Dividend to shareholder                                --            (125)               --            (125)
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2001                           $  5          $2,176             $ 121         $ 2,302
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                            2001                 2000           1999
-----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:

Net Income                                                           $     41           $     248       $    293
Adjustments to reconcile net income to net cash provided by
operating activities:
     Additions to policyholder liabilities and accruals                   442                 330            404
     Deferred acquisition costs                                          (538)               (590)          (463)
     Amortization of deferred acquisition costs                           277                 180             40
     Amounts recoverable from reinsurers                                  (91)                 23            334
     Realized investment gains                                            (35)               (137)           (27)
     Decreases to deferred income taxes                                    60                  34            194
     Amounts due from affiliates                                            3                 259             22
     Other assets and liabilities, net                                    (38)               (244)           258
     Other, net                                                             3                 (62)            58
-----------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                            $    124           $      41       $  1,113
-----------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  9,976           $   6,584       $  4,302
Fixed-maturity securities purchased                                   (10,031)             (6,792)        (4,763)
Equity securities sold                                                    412               1,185            303
Equity securities purchased                                              (587)             (1,012)          (349)
Mortgage loans advanced                                                  (334)               (187)          (148)
Mortgage loans repaid                                                     200                 274            314
Real estate sold                                                           42                 101             54
Real estate purchased                                                     (29)                (58)          (219)
Policy loans advanced, net                                               (228)               (155)          (133)
Short-term investments                                                    176                (431)          (251)
Separate account seed money                                                --                  --             32
Other investments, net                                                    (26)                196           (355)
-----------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                $   (429)          $    (295)      $ (1,213)
-----------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,934           $   1,336       $  1,263
Withdrawals from policyholder account balances                         (1,532)             (1,579)          (987)
Amounts due to affiliates                                                 150                 250             --
Principal repayment of amounts due to affiliates                         (150)                 --             --
Net reinsurance recoverable (payable)                                      39                  87           (158)
Dividend to shareholder                                                  (125)                 --             --
Borrowed funds                                                             --                 107             50
-----------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                            $    316           $     201       $    168
-----------------------------------------------------------------------------------------------------------------
CASH:
Increase (decrease) during the year                                        11                 (53)            68
Balance, beginning of year                                                 98                 151             83
-----------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $    109           $      98       $    151
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirectly wholly-owned subsidiary of Manulife Financial Corporation, a Canadian-based publicly traded company. Manulife Financial Corporation ("MFC") and its subsidiaries are collectively known as "Manulife Financial". ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of insurance and wealth management related products. These products are offered both on an individual and group basis and are marketed primarily in the United States.

         In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying consolidated financial statements of ManUSA have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include accounts and operations, after intercompany eliminations, of ManUSA and its subsidiaries.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     b)  RECENT ACCOUNTING STANDARDS

         In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets". SFAS No. 141 requires the purchase method of accounting to be used for all future business combinations. SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for recognizing and measuring goodwill and other intangible assets. Under this new accounting standard, the Company will cease goodwill amortization effective January 1, 2002. The Company is currently considering the other provisions of the new standard. The impact of adopting these two standards on the Company's financial statements is not expected to be material.

         EITF Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets", applies to all securities, purchased or retained, which represent beneficial interests in securitized assets, unless they meet certain exception criteria. Such securities include many collateralized mortgage, bond, debt and loan obligations, mortgage-backed securities, and asset-backed securities. EITF 99-20 significantly changes the method of assessing "other than temporary impairments" and for recognizing interest income. A decline in fair value below the "amortized cost" basis is considered to be an other than temporary impairment whenever there is an adverse change in the amount or timing of cash flows to be received, regardless of the resulting yield, unless the decrease is solely a result of changes in market interest rates. Interest income is based on prospective estimates of future cash flows. EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. We reviewed all applicable securities held by the Company since April 1, 2001 and deemed the impact of this new accounting clarification as immaterial.

     c)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the income statement.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. Certain changes in assumptions regarding the variable annuity product line were made which refined the amortization pattern. DAC associated with all other insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and if not recoverable, is immediately expensed.

     f)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net unrealized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 69.1%.

         For participating policies inforce as of September 23, 1999, the demutualization of The Manufacturers Life Insurance Company ("MLT"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as separate "closed block" of business. As at December 31, 2001, $7,441 (2000 - $7,048) of both assets and actuarial liabilities related to the participating policyholders' account are included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2001.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     h)  REVENUE RECOGNITION

         Premiums on long-duration life insurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on ex-dividend dates.

     i)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     j)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsures and pertaining to policyholder liabilities is presented as a separate asset on the balance sheet. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     k)  INCOME TAX

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), its indirect parent, The Manufacturers Investment Corporation ("MIC"), and its subsidiary, The Manufacturers Life Insurance Company of America ("MLA"), in filing a U.S. consolidated income tax return as a life insurance group under the provisions of the Internal Revenue Service. A separate life insurance group for certain of ManUSA's subsidiaries is also in place. In accordance with the income tax-sharing agreements, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies within the two groups filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     l)  FOREIGN EXCHANGE

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     m)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is recorded in other comprehensive income and reclassified into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $4 after tax, included in other comprehensive income as at December 31, 2001, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     n)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2001, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                    GROSS            GROSS
                                            AMORTIZED COST        UNREALIZED        UNREALIZED        FAIR VALUE
          AS AT DECEMBER 31                                         GAINS            LOSSES
          ($ millions)                        2001      2000     2001    2000     2001     2000     2001      2000
          ----------------------------------------------------------------------------------------------------------
          FIXED-MATURITY SECURITIES:

          U.S. government                   $1,963    $1,240      $65    $103    $ (9)    $ --   $ 2,019    $1,343
          Foreign governments                1,290     1,730      169     204      (2)      --     1,457     1,934
          Corporate                          5,728     5,561      297     111     (98)    (215)    5,927     5,457
          Asset - backed                       675     1,049       32      21      (2)      (7)      705     1,063
          ----------------------------------------------------------------------------------------------------------
          TOTAL FIXED-MATURITY
          SECURITIES                         9,656     9,580      563     439    (111)    (222)   10,108     9,797
          ----------------------------------------------------------------------------------------------------------
          EQUITY SECURITIES                  $ 889     $ 707     $ 93    $210  $ (137)    $(65)    $ 845     $ 852
          ----------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2001 were $10,063 (2000 - $6,584 and 1999 - $4,302). Gross gains and losses of
         $225 and $98 respectively, were realized on those sales (2000 - $71 and $242 respectively, 1999 - $49 and $167 respectively).

     Proceeds from the sale of equity securities during 2001 were $412 (2000 - $1,185 and 1999 - $303). Gross gains and losses of $20 and $31 respectively, were realized on those sales (2000 - $319 and $60 respectively, 1999 - $84 and $39 respectively).

     The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below.

AS AT DECEMBER 31, 2001
($ millions)                                                         AMORTIZED COST      FAIR VALUE
----------------------------------------------------------------------------------------------------
Fixed-maturity securities, excluding mortgage-backed securities:
     One year or less                                                 $        230      $        242
     Greater than 1; up to 5 years                                           1,310             1,342
     Greater than 5; up to 10 years                                          2,930             3,022
     Due after 10 years                                                      4,511             4,797
Asset - backed securities                                                      675               705
----------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                                       $      9,656      $     10,108
----------------------------------------------------------------------------------------------------

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b)   MORTGAGE LOANS

     Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowance for mortgage loan losses were as follows:


AS AT DECEMBER 31
($ millions)                                     2001            2000
-----------------------------------------------------------------------
IMPAIRED LOANS                                   $  79           $  80
-----------------------------------------------------------------------
Allowance, January 1                             $  51           $  57

Deductions                                          (1)             (6)
-----------------------------------------------------------------------
ALLOWANCE, DECEMBER 31                           $  50           $  51
-----------------------------------------------------------------------

c)   INVESTMENT INCOME

     Income by type of investment was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001          2000          1999
-----------------------------------------------------------------------
Fixed-maturity securities           $   698       $   727       $   726

Equity securities                        42            60            18

Mortgage loans                          128           126           149

Investment real estate                   81            95            71

Other investments                       200           184           195
-----------------------------------------------------------------------
Gross investment income               1,149         1,192         1,159

Investment expenses                     (34)          (57)          (38)
-----------------------------------------------------------------------
NET INVESTMENT INCOME               $ 1,115       $ 1,135       $ 1,121
-----------------------------------------------------------------------

    d)   SIGNIFICANT EQUITY INTERESTS


         ManUSA holds a 27.7% (2000 - 22.4%) indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA would recognize its proportionate share of the respective investee's net income or loss. As at December 31, 2001, the sum of total assets for both these investees was $396 (2000 - $392), with total liabilities amounting to $295 (2000 - $288). For the year ended December 31, 2001, total net loss for both these investees amounted to $4 (2000 - net income of $1).


4.       COMPREHENSIVE INCOME

    a)   Total comprehensive income was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                 2001        2000        1999
-----------------------------------------------------------------------------------------
NET INCOME                                                  $  41       $ 248       $ 293
-----------------------------------------------------------------------------------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAX:
  Unrealized holding (losses) gains arising during the
  year                                                       (146)         69          (4)
    Foreign currency translation                              (13)         (3)          1
    Less:
   Reclassification adjustment for realized gains and
   losses included in net income                                3         (89)         18
-----------------------------------------------------------------------------------------
Other comprehensive (loss) income                            (162)        155         (21)
-----------------------------------------------------------------------------------------
COMPREHENSIVE (LOSS) INCOME                                 $(121)      $ 403       $ 272
=========================================================================================

         Other comprehensive (loss) income is reported net of tax (benefit) expense of ($81), $87, and $30 for 2001, 2000 and 1999, respectively.

         Accumulated other comprehensive income is comprised of the following:

AS AT DECEMBER 31
($ millions)                                 2001        2000
-------------------------------------------------------------
UNREALIZED GAINS :
     Beginning balance                      $ 290       $ 132
     Current period change                   (149)        158
-------------------------------------------------------------
     Ending balance                         $ 141       $ 290
-------------------------------------------------------------
FOREIGN CURRENCY:
     Beginning balance                      $  (7)      $  (4)
     Current period change                    (13)         (3)
-------------------------------------------------------------
     Ending balance                         $ (20)      $  (7)
-------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME      $ 121       $ 283
=============================================================

    b)   UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains (losses) on fixed-maturity and equity securities included in other comprehensive income were as follows:


AS AT DECEMBER 31
($ millions)                                                 2001        2000
------------------------------------------------------------------------------
Gross unrealized gains                                      $ 656       $ 648

Gross unrealized losses                                      (248)       (286)

DAC and other amounts required to satisfy policyholder
      liabilities                                            (191)         39

Deferred income taxes                                         (76)       (111)
------------------------------------------------------------------------------
NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE       $ 141       $ 290
==============================================================================

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                         2001          2000
-----------------------------------------------------------------------
Balance, January 1                                $ 2,066       $ 1,631
Capitalization                                        538           590
Amortization                                         (277)         (180)
Effect of net unrealized gains on securities
       available-for-sale                             (25)           25
=======================================================================
BALANCE, DECEMBER 31                              $ 2,302       $ 2,066
=======================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000       1999
-----------------------------------------------------------------
Current (benefit) expense            $ (64)      $  56      $ (17)

Deferred expense                        60          34        194
-----------------------------------------------------------------
TOTAL (BENEFIT) EXPENSE              $  (4)      $  90      $ 177
=================================================================

         Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         The Company's deferred income tax asset (liability), which results from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                2001      2000      1999
------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves               $682      $630      $635

     Investments                                               1        --        --

     Policyholder dividends payable                           13        11         9

     Net capital loss                                         --         6        --

     Net operating loss                                       87        41        --

     Other deferred tax assets                                37        19        --
------------------------------------------------------------------------------------
Deferred tax assets                                         $820      $707      $644
------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                             $412      $340      $244

     Unrealized gains on securities available-for-sale       163       140       189

     Premiums receivable                                      16        13        14

     Investments                                             112        47        14

     Other deferred tax liabilities                           38        42        32
------------------------------------------------------------------------------------
Deferred tax liabilities                                    $741      $582      $493
------------------------------------------------------------------------------------
NET DEFERRED TAX ASSETS                                     $ 79      $125      $151
====================================================================================

         The Company files a consolidated federal income tax return for all its subsidiaries except for The Manufacturers Life Insurance Company of North America ("MNA") and The Manufacturers Life Insurance Company of New York ("MNY"). MNA and MNY file a separate consolidated federal income tax return. ManUSA and its subsidiaries file separate state income tax returns. The method of allocation among the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries or affiliates. Such settlements occur on a periodic basis.

         At December 31, 2001, the Company has operating loss carry forwards of $249 that will begin to expire in 2011.

7.       NOTE PAYABLE

         On December 29, 1997, the Company issued a surplus debenture for $200 plus interest at 7.93% per annum to MIC. The surplus debenture matures on February 1, 2022. Except in the event of insolvency or wind-up of the Company, the instrument may not be redeemed by the Company during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $16 for each of 2001, 2000, and 1999. Interest paid was $16, $9, and $16 for 2001, 2000, and 1999, respectively.
8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


AS AT DECEMBER 31
($ millions)                                           2001      2000
---------------------------------------------------------------------
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00        --        --
     50,000,000 Common shares, Par value $1.00
---------------------------------------------------------------------
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares (2000 - 4,711,772 )          5         5
=====================================================================

         Pursuant to an agreement dated December 31, 2000, ManUSA purchased from MRL-LLC all of MRL-LLC's 21.6% interest in MWLH. In exchange, ManUSA transferred 167,268 of its common shares to MRL-LLC and forgave a promissory note owed by MRL-LLC amounting to $52 plus accrued interest. The result was a $22 addition to the Company's contributed surplus. As well, the agreement permitted the use of estimates in determining the value of shares exchanged until a final valuation of the respective companies was performed. This valuation was completed in 2001 resulting in an additional 17,162 shares transferred from ManUSA to MRL-LLC. There was no addition to the Company's contributed surplus.

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                       2001          2000          1999
---------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income                                                   $    55       $   200       $   132
   Net capital and surplus                                        1,280         1,384         1,560
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                     $  (117)      $   (59)      $    (3)
   Net capital and surplus                                          212           152           171
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net (loss) income                                            $   (20)      $   (19)      $     6
   Net capital and surplus                                          100           120           137
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net (loss) income                                            $   (26)      $    (3)      $     1
   Net capital and surplus                                           34            61            64
===================================================================================================

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $175.

         As a result of demutualization of MLI, an indirect parent, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       EMPLOYEE BENEFITS

    a)   EMPLOYEE RETIREMENT PLAN

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" ("the Plan"). Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the Company over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" ("the Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. The Internal Revenue Code does not restrict compensation nor does it limit benefits. Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code.

         At December 31, 2001, the projected benefit obligation to the participants of both the Plan and the Supplemental Plan was $78, which was based on an assumed interest rate of 7.25%. The fair value of the Plan assets totaled $72.

      b) 401(k) PLAN

         The Company sponsors a defined contribution 401(k) Savings Plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $1 for each of 2001, 2000, and 1999, respectively.

    c)   DEFERRED COMPENSATION PLAN

         The Company has deferred compensation incentive plans open to all branch managers and qualified agents. There are no stock option plans involving stock of ManUSA.

    d)   POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2001, the benefit obligation of the postretirement benefit plan was $21, which was based on an assumed interest rate of 7.25%. This plan is unfunded.

    e) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLAN AND THE POSTRETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plan and the Postretirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                          EMPLOYEE            POSTRETIREMENT
                                                                         RETIREMENT              BENEFIT
AS OF DECEMBER 31                                                           PLAN                   PLAN
                                                                       -------------------------------------
(in millions)                                                          2001       2000       2001       2000
------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year                                $(74)      $(68)      $(18)      $(17)
Service cost                                                             (3)        (2)        (1)        (1)
Interest cost                                                            (5)        (5)        (1)        (1)
Amendments                                                               --         (1)        --         --
Actuarial gain (loss)                                                    (1)        (3)        (1)        --
Benefits paid                                                             5          5          1          1
------------------------------------------------------------------------------------------------------------
Benefits obligation at end of year                                     $(78)      $(74)      $(20)      $(18)
------------------------------------------------------------------------------------------------------------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year                         $ 81       $ 87       $ --       $ --
Actual return on plan assets                                             (6)        (2)        --         --
Employer contribution                                                     2          1          1          1
Benefits paid                                                            (5)        (5)        (1)        (1)
------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                               $ 72       $ 81       $ --       $ --
------------------------------------------------------------------------------------------------------------

Funded status                                                          $ (6)      $  7       $(21)      $(18)
Unrecognized transition asset                                            (6)        (9)        --         --
Unrecognized actuarial loss (gain)                                       30         16        (12)       (15)
Unrecognized prior service cost (recovery)                                3          3         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 17       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

Amounts recognized in statement of financial position consist of:
   Prepaid benefit cost                                                $ 38       $ 34       $ --       $ --
   Accrued benefit liability                                            (22)       (21)       (33)       (33)
   Intangible asset                                                       1          1         --         --
   Accumulated other comprehensive income                                 4          4         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 18       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

                                            EMPLOYEE                 POSTRETIREMENT
                                           RETIREMENT                    BENEFIT
                                              PLAN                        PLAN
                                       ----------------------------------------------
AS OF DECEMBER 31                      2001          2000          2001          2000
-------------------------------------------------------------------------------------
WEIGHTED AVERAGE ASSUMPTIONS
Discount rate                          7.25%         7.25%         7.25%         7.25%
Expected return on plan assets         9.00%         8.50%          n/a           n/a
Rate of compensation increase          5.00%         5.00%         5.00%         5.00%

         On December 31, 2001, the accrued postretirement benefit cost was $21. The postretirement benefit obligation for eligible active employees was $3. The amount of the postretirement benefit obligation for ineligible active employees was $6. For measurement purposes as of December 31, 2001, a 7.5% and 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2007 and 2011, respectively, and remain at that level thereafter.

                                                     EMPLOYEE         POSTRETIREMENT
                                                    RETIREMENT           BENEFIT
                                                       PLAN               PLAN
AS OF DECEMBER 31                                 ----------------------------------
(in millions)                                     2001      2000      2001      2000
------------------------------------------------------------------------------------
COMPONENTS OF NET PERIODIC (BENEFIT) COST FOR
   PLAN SPONSOR
Service cost                                       $ 3       $ 2       $ 1       $ 1
Interest cost                                        5         5         1         1
Expected return on plan assets                      (7)       (7)       --        --
Amortization of net transition obligation           (2)       (2)       --        --
Recognized actuarial loss (gain)                    --        --        (1)       (1)
------------------------------------------------------------------------------------
NET PERIODIC (BENEFIT) COST                        $(1)      $(2)      $ 1       $ 1
====================================================================================

         The projected benefit obligation in excess of plan assets, the accumulated benefit obligation in excess of plan assets, and the fair value of plan assets for the Supplemental Plan were $23, $22, and $0 respectively as of December 31, 2001 and $22, $21, and $0 respectively as of December 31, 2000.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2001 values:


                                                   1-PERCENTAGE-POINT    1-PERCENTAGE-POINT
(in millions)                                           INCREASE              DECREASE
-------------------------------------------------------------------------------------------
Effect on total of service and interest cost
components                                               $   --                $   --
Effect on postretirement benefit obligation              $    3                $   (2)
-------------------------------------------------------------------------------------------

10.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk and to alter exposures arising from mismatches between assets and liabilities. Since the interest payments are in different currencies, there are no netting arrangements between counter-parties. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in a loss and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                     NOTIONAL OR CONTRACT
                                            AMOUNTS              CARRYING VALUE             FAIR VALUE
AS AT DECEMBER 31                           -------              --------------             ----------
($ millions)                           2001        2000        2001         2000         2001         2000
-----------------------------------------------------------------------------------------------------------
Interest rate & currency swaps &
floors                                $1,098      $1,008      $    2       $    5       $    2       $    5

Interest rate option written              22          22          (1)          --           (1)          --

Equity Contracts                          37          68          --           (1)          --           (1)

Currency forwards                        851       1,125         (10)           5          (10)           5
-----------------------------------------------------------------------------------------------------------
TOTAL DERIVATIVES                     $2,008      $2,223      $   (9)      $    9       $   (9)      $    9
===========================================================================================================

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2001 were as follows:



($ millions)                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------------
ASSETS:
   Fixed-maturity and equity securities          $10,953          $10,953
   Mortgage loans                                  1,675            1,783
   Policy loans                                    2,226            2,226
   Separate account assets                        30,217           30,217

LIABILITIES:
   Insurance investment contracts                $ 1,699          $ 1,698
   Derivative financial instruments                    9                9
   Separate account liabilities                   30,217           30,217
--------------------------------------------------------------------------


         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, was estimated using cash flows discounted at market rates.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

12.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $216 in 2001. Prior to 2001, the agreements were with MLI. Costs incurred under these agreements were $243 and $194 for 2000 and 1999, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On September 23, 1997, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited ("MRL"), an affiliated life insurance company domiciled in Bermuda, to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $506 (2000 - $568) representing the receivable from MRL for the transferred assets.

         The Company loaned $20 to MRL pursuant to a promissory note dated September 29, 2000. The loan is due on September 29, 2005 with interest calculated at 7.30% per annum, payable quarterly starting December 15, 2000.

         Pursuant to a promissory note dated June 12, 2000, the Company loaned $7 to MRL. Principal and accrued interest are payable on June 12, 2003. Interest on the loan calculated at 7.65% is payable semi-annually starting August 1, 2000.

         Pursuant to a grid promissory note and a credit agreement dated December 19, 2000, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHH"). The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The loan has been renewed until December 19, 2002. On August 7, 2001, the Company repaid $100 ($150 Canadian) of this loan.

         Pursuant to a grid promissory note and a credit agreement dated August 7, 2001, MNA received a loan of $100 ($150 Canadian) from MHH. The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 32.5 basis points and is payable quarterly starting December 28, 2001.

         Pursuant to a grid promissory note dated May 11, 2001, the Company loaned $20 to MRL. Principal and accrued interest are payable on May 11, 2006. Interest on the load is calculated at an annual rate of interest equal to LIBOR plus 60 basis points annually starting June 15, 2001.

13.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with unrelated insurance companies were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000        1999
------------------------------------------------------------------
Direct premiums                      $ 969       $ 963       $ 976

Reinsurance assumed                     14          14          12

Reinsurance ceded                     (189)       (163)       (107)
------------------------------------------------------------------
TOTAL PREMIUMS                       $ 794       $ 814       $ 881
------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts were $204, $187, and $33 during 2001, 2000 and 1999, respectively.

14.      CONTINGENCIES & COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During the year, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease provide for adjustments in future periods with the minimum aggregate rental commitments for the next five years as follows: $0 for 2002 and 2003, and $2 for 2004 and thereafter. There was no other material operating leases in existence as at the end of 2001.

15.      SUBSEQUENT EVENT

         Effective on January 1, 2002, all of the operations of MRC and all of the operations of MNA were merged with and into the operations of ManUSA. On the same day, all of the inforce operations of MLA were transferred to the Company by way of an assumption reinsurance agreement and dividend declarations. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Under the new organizational structure, surplus of the Company would increase by approximately $369.

         Also on January 1, 2002, the operations of Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into the Company.

                                   VERSION 2

           Prospectus containing a 10 or a 20 year No Lapse Guarantee

PROSPECTUS

SEPARATE ACCOUNT A OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                                 VENTURE VUL
                A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes Venture VUL, a flexible premium variable universal life insurance policy (the "Policy") offered by The Manufacturers Life Insurance Company (U.S.A.) (the "Company," "Manulife USA" "we" or "us").


The Policy is designed to provide lifetime insurance protection together with flexibility as to:

                  -   the timing and amount of premium payments,

                  -   the investments underlying the Policy Value, and

                  -   the amount of insurance coverage.

This flexibility allows you, the policyowner, to pay premiums and adjust insurance coverage in light of your current financial circumstances and insurance needs.

Policy Value may be accumulated on a fixed basis or vary with the investment performance of the sub-accounts of Manulife USA's Separate Account A (the "Separate Account"). The assets of each sub-account will be used to purchase Series I shares (formerly "Class A shares") of a particular investment portfolio (a "Portfolio") of Manufacturers Investment Trust (the "Trust"). The accompanying prospectus for the Trust, and the corresponding statement of additional information, describe the investment objectives of the Portfolios in which you may invest net premiums. Other sub-accounts and Portfolios may be added in the future.


BECAUSE OF THE SUBSTANTIAL NATURE OF SURRENDER CHARGES, THE POLICY IS NOT SUITABLE FOR SHORT TERM INVESTMENT PURPOSES. ALSO PROSPECTIVE PURCHASERS SHOULD NOTE THAT IT MAY NOT BE ADVISABLE TO PURCHASE A POLICY AS A REPLACEMENT FOR EXISTING INSURANCE.

The Securities and Exchange Commission (the "SEC") maintains a web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the Commission.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS
    VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE TRUST.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE
    ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The Manufacturers Life Insurance Company (U.S.A.)
                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2002

TABLE OF CONTENTS
DEFINITIONS..........................................................................................
POLICY SUMMARY.......................................................................................
   General...........................................................................................
   Death Benefits....................................................................................
   Premiums..........................................................................................
   Policy Value......................................................................................
   Policy Loans......................................................................................
   Surrender and Partial Withdrawals.................................................................
   Lapse and Reinstatement...........................................................................
   Charges and Deductions............................................................................
   Investment Options and Investment Advisers........................................................
   Investment Management Fees and Expenses...........................................................
   Table of Charges and Deductions...................................................................
   Table of Investment Management Fees and Expenses..................................................
   Table of Investment Options and Investment Subadvisers............................................
GENERAL INFORMATION ABOUT MANULIFE USA, THE SEPARATE ACCOUNT AND THE TRUST...........................
   Manulife USA......................................................................................
   The Separate Account..............................................................................
   The Trust.........................................................................................
   Investment Objectives of the Portfolios...........................................................
ISSUING A POLICY.....................................................................................
   Requirements......................................................................................
   Temporary Insurance Agreement.....................................................................
   Right to Examine the Policy.......................................................................
   Life Insurance Qualification......................................................................
DEATH BENEFITS.......................................................................................
   Death Benefit Options.............................................................................
   Changing the Death Benefit Option.................................................................
   Changing the Face Amount..........................................................................
PREMIUM PAYMENTS.....................................................................................
   Initial Premiums..................................................................................
   Subsequent Premiums...............................................................................
   Maximum Premium Limitation........................................................................
   Premium Allocation................................................................................
CHARGES AND DEDUCTIONS...............................................................................
   Premium Charge....................................................................................
   Surrender Charges.................................................................................
   Mortality and Expense Risks Charge................................................................
   Charges for Transfers.............................................................................
   Reduction in Charges..............................................................................
   Special Provisions for Exchanges..................................................................
POLICY VALUE.........................................................................................
   Determination of the Policy Value.................................................................
   Units and Unit Values.............................................................................
   Transfers of Policy Value.........................................................................
POLICY LOANS.........................................................................................
   Effect of Policy Loan.............................................................................
   Interest Charged on Policy Loans..................................................................
   Loan Account......................................................................................
POLICY SURRENDER AND PARTIAL WITHDRAWALS.............................................................
   Policy Surrender..................................................................................
   Partial Withdrawals...............................................................................
LAPSE AND REINSTATEMENT..............................................................................
   Lapse.............................................................................................

THE GENERAL ACCOUNT..................................................................................
   Fixed Account.....................................................................................
OTHER PROVISIONS OF THE POLICY.......................................................................
   Policyowner Rights................................................................................
   Beneficiary.......................................................................................
   Incontestability..................................................................................
   Misstatement of Age or Sex........................................................................
   Suicide Exclusion.................................................................................
   Supplementary Benefits............................................................................
TAX TREATMENT OF THE POLICY..........................................................................
   Life Insurance Qualification......................................................................
   Tax Treatment of Policy Benefits..................................................................
   Alternate Minimum Tax.............................................................................
   Income Tax Reporting..............................................................................
OTHER INFORMATION....................................................................................
   Payment of Proceeds...............................................................................
   Reports to Policyowners...........................................................................
   Distribution of the Policies......................................................................
   Responsibilities of Manufacturers Life............................................................
   Voting Rights.....................................................................................
   Substitution of Portfolio Shares..................................................................
   Records and Accounts..............................................................................
   State Regulations.................................................................................
   Litigation........................................................................................
   Independent Auditors..............................................................................
   Further Information...............................................................................
   Officers and Directors............................................................................
OPTIONAL TERM RIDER..................................................................................
ILLUSTRATIONS........................................................................................
   Appendix A - Sample Illustrations of Policy Values, Cash Surrender Values and Death Benefits......
   Appendix B - Audited Financial Statements.........................................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD NOT BE LAWFUL. YOU SHOULD RELY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS, THE PROSPECTUS OF MANUFACTURERS INVESTMENT TRUST, OR THE STATEMENT OF ADDITIONAL INFORMATION OF MANUFACTURERS INVESTMENT TRUST. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN. NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

Examine this prospectus carefully. The Policy Summary will briefly describe the Policy. More detailed information will be found further in the prospectus.



VUL 10/20 05/2002

DEFINITIONS

Additional Rating
is an increase to the Cost of Insurance Rate for insureds who do not meet, at a minimum, the Company's underwriting requirements for the standard Risk Classification.

Age
on any date is the life insured's age on his or her nearest birthday to the Policy Date. If no specific age is mentioned, age means the life insured's age on the Policy Anniversary nearest to the birthday.

Attained Age
is the age at issue plus the number of whole years that have elapsed since the Policy Date.

Business Day
is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled daytime trading of the New York Stock Exchange on that day.

Cash Surrender Value
is the Policy Value less the Surrender Charge and any outstanding Monthly Deductions due.

Effective Date
is the date the underwriters approve issuance of the Policy. If the Policy is approved without the initial premium, the Effective Date will be the date the Company receives at least the minimum initial premium at our Service Office. In either case, the Company will take the first Monthly Deduction on the Effective Date.

Fixed Account
is that part of the Policy Value which reflects the value the policyowner has in the general account of the Company.

Gross Withdrawal
is the amount of partial Net Cash Surrender Value the policyowner requests plus any Surrender Charge applicable to the withdrawal.

Investment Account
is that part of the Policy Value which reflects the value the policyowner has in one of the sub-accounts of the Separate Account.

Issue Date
is the date the Company issued the Policy. The Issue Date is also the date from which the Suicide and Incontestability provisions of the Policy are measured.

Life Insured
is the person whose life is insured under this Policy.

Loan Account
is that part of the Policy Value which reflects the value transferred from the Fixed Account or the Investment Accounts as collateral for a policy loan.

Monthly No-Lapse Guarantee Premium
is one-twelfth of the No-Lapse Guarantee Premium.

Net Cash Surrender Value
is the Cash Surrender Value less the Policy Debt.

Net Policy Value
is the Policy Value less the value in the Loan Account.

Net Premium
is the gross premium paid less the Premium Charge. It is the amount of premium allocated to the Fixed Account and/or Investment Accounts.

No-Lapse Guarantee
is a provision of the Policy which occurs when the Policy is in the No-Lapse Guarantee Period, and meets the No-Lapse Guarantee Cumulative Premium Test. If such a condition is met the Policy will not lapse, even when the Net Cash Surrender Value falls to or below zero.

No-Lapse Guarantee Period
is the period, set at issue, during which the No-Lapse Guarantee is provided. The No-Lapse Guarantee period is fixed at the lesser of (a) twenty years for Policies issued on or after April 3, 2000 (ten years for Policies issued prior to April 3, 2000, or (b) the number of years remaining until the life insured's age is 95, depending upon applicable state law requirements. Certain states may have a shorter guarantee period. (The No Lapse Guarantee Period for a particular Policy is stated in the Policy.)

No-Lapse Guarantee Premium
is the annual premium used to determine the Monthly No-Lapse Guarantee Premium. It is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:

-   the face amount of insurance changes.

-   a Supplementary Benefit is added, changed or terminated.

-   the risk classification of the life insured changes.

- a temporary Additional Rating is added (due to a face amount increase), or terminated.

-   the Death Benefit Option changes.

No-Lapse Guarantee Cumulative Premium
is the minimum amount due to satisfy the No-Lapse Guarantee Cumulative Premium Test. This amount equals the sum, from issue to the date of the test, of the Monthly No-Lapse Guarantee Premiums.

No-Lapse Guarantee Cumulative Premium Test is a test that, if satisfied, during the No Lapse Guarantee Period will keep the policy in force when the Net Cash Surrender Value is less than zero. The test is satisfied if the sum of all premiums paid, less any gross partial withdrawals and less any Policy Debt, is greater than or equal to the sum of the monthly No-Lapse Guarantee Premiums due since the Policy Date.

Policy Date
is the date coverage takes effect under the Policy, provided the Company receives the minimum initial premium at its Service Office, and is the date from which charges for the first monthly deduction are calculated, and the date from which Policy Years, Policy Months, and Policy Anniversaries are determined.

Policy Debt
as of any date equals (a) plus (b) plus (c) minus (d), where:

(a)      is the total amount of loans borrowed as of such date;

(b) is the total amount of any unpaid loan interest charges which have been borrowed against the Policy on a Policy Anniversary;

(c) is any interest charges accrued from the last Policy Anniversary to the current date; and

(d)      is the total amount of loan repayments as of such date.

Policy Value
is the sum of the values in the Loan Account, the Fixed Account, and the Investment Accounts.

Service Office Address
is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Surrender Charge Period
is the period following the Policy Date or following any increase in Face Amount during which the Company will assess surrender charges. Surrender charges will apply during this period if the policy terminates due to default, if the policyowner surrenders the policy or makes a partial withdrawal.

Written Request
is the policyowner's request to the Company which must be in a form satisfactory to the Company, signed and dated by the policyowner, and received at the Service Office.

POLICY SUMMARY

GENERAL
We have prepared the following summary as a general description of the most important features of the Policy. It is not comprehensive and you should refer to the more detailed information contained in this prospectus. Unless otherwise indicated or required by the context, the discussion throughout this prospectus assumes that the Policy has not gone into default, there is no outstanding Policy Debt, and the death benefit is not determined by the minimum death benefit percentage. The Policy's provisions may vary in some states and the terms of your Policy and any endorsement or rider, supersede the disclosure in this prospectus.

DEATH BENEFITS
There are two death benefit options. Under Option 1 the death benefit is the FACE AMOUNT OF THE POLICY at the date of death or, if greater, the Minimum Death Benefit. Under Option 2 the death benefit is the FACE AMOUNT PLUS THE POLICY VALUE OF THE POLICY at the date of death or, if greater, the Minimum Death Benefit. You may change the death benefit option and increase or decrease the Face Amount.

OPTIONAL TERM RIDER
The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO-LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

PREMIUMS
You may pay premiums at any time and in any amount, subject to certain limitations as described under "Premium Payments - Subsequent Premiums." Net Premiums will be allocated, according to your instructions and at the Company's discretion, to one or more of our general account and the sub-accounts of the Separate Account. You may change your allocation instructions at any time. You may also transfer amounts among the accounts.

POLICY VALUE
The Policy has a Policy Value reflecting premiums paid, certain charges for expenses and cost of insurance, and the investment performance of the accounts to which you have allocated premiums.

POLICY LOANS
You may borrow an amount not to exceed 90% of your Policy's Net Cash Surrender Value. Loan interest at a rate of 5.25% during the first ten Policy Years and 4% thereafter is due on each Policy Anniversary. We will deduct all outstanding Policy Debt from proceeds payable at the insured's death, or upon surrender.

SURRENDER AND PARTIAL WITHDRAWALS
You may make a partial withdrawal of your Policy Value. A partial withdrawal may result in a reduction in the Face Amount of the Policy and an assessment of a portion of the surrender charges to which the Policy is subject.

You may surrender your Policy for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less Surrender Charges and outstanding Monthly Deductions due minus the Policy Debt.

LAPSE AND REINSTATEMENT
Unless the No-Lapse Guarantee Cumulative Premium Test has been met, a Policy will lapse (and terminate without value) when its Net Cash Surrender Value is insufficient to pay the next monthly deduction and a grace period of 61 days expires without your having made an adequate payment.

The Policies, therefore, differ in two important respects from conventional life insurance policies. First, the failure to make planned premium payments will not itself cause a Policy to lapse. Second, a Policy can lapse even if planned premiums have been paid.

A policyowner may reinstate a lapsed Policy at any time within the five year period following lapse provided the Policy was not surrendered for its Net Cash Surrender Value. We will require evidence of insurability along with a certain amount of premium as described under "Reinstatement."

CHARGES AND DEDUCTIONS
We assess certain charges and deductions in connection with the Policy. These include:

         charges assessed monthly for mortality and expense risks, cost of insurance, administration expenses,

         charges deducted from premiums paid, and

         charges assessed on surrender or lapse.

These charges are summarized in the Table of Charges and Deductions. We may allow you to request that the sum of all charges assessed monthly for mortality and expense risks, cost of insurance and administration expenses be deducted from the Fixed Account or one or more of the sub-accounts of the Separate Account.

In addition, there are charges deducted from each Portfolio of the Trust. These charges are summarized in the Table of Investment Management Fees and Expenses.

INVESTMENT OPTIONS AND INVESTMENT ADVISERS
You may allocate Net Premiums to the Fixed Account or to one or more of the sub-accounts of the Separate Account. Each of the sub-accounts invests in the shares of one of the Portfolios of the Trust.

The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"). MSS is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

The Trust also employs subadvisers. The Table of Investment Options and Investment Subadvisers shows the subadvisers that provide investment subadvisory services to the indicated Portfolios.

Allocating net premiums only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating net premiums to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your Policy will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations. Please discuss this matter with your financial adviser.

INVESTMENT MANAGEMENT FEES AND EXPENSES
Each sub-account of the Separate Account purchases shares of one of the Portfolios at net asset value. The net asset value of those shares reflects investment management fees and certain expenses of the Portfolios. The fees and expenses for each Portfolio for the Trust's last fiscal year are shown in the Table of Investment Management Fees and Expenses below. These fees and expenses are described in detail in the accompanying Trust prospectus to which reference should be made.


TABLE OF CHARGES AND DEDUCTIONS
Premium Charge:            6.6% of each premium paid during the first 10 Policy
                           Years and 3.6% thereafter (on a non-guaranteed basis
                           in the state of New Jersey).

Surrender Charges:         A Surrender Charge is applicable for 10 Policy Years
                           from the Policy Date or an increase in Face Amount.
                           The Surrender Charge is determined by the following
                           formula:

                           Surrender Charge = (Surrender Charge Rate) * (Face
                           Amount Associated with the Surrender Charge/1000) *
                           (Grading Percentage)

                           The Grading Percentage is based on the Policy Year in which the transaction causing the assessment of the charge occurs and is set forth in the table under "Surrender Charges."

                           The Surrender Charge Rate is calculated as follows:

                           Surrender Charge Rate = (Rate per $1000 of Face
                           Amount) + (80%) * (Surrender Charge Premium)

                           The Rate per $1000 of Face Amount is based on the age at which the transaction causing the assessment of the charge occurs and is set forth in a table under "Surrender Charges."

                           The Surrender Charge Premium is the lesser of:

                                    -    the premiums paid during the first
                                         Policy Year (or premiums attributable
                                         to a Face Amount increase) per $1000 of
                                         Face Amount, and

                                    -    the Surrender Charge Premium Limit
                                         specified in the Policy per $1000 of
                                         Face Amount.

                           The premiums attributable to a Face Amount increase will equal a portion of each payment made within one year of the increase plus a portion of the Policy
                           Value at the time of the increase.

                           The maximum Surrender Charge for any Policy per $1,000 of Face Amount is $58.20. A portion of this charge will be assessed on a partial withdrawal.

Monthly Deductions:        An administration charge of $30 per Policy Month will
                           be deducted in the first Policy Year. In subsequent
                           years, the administration charge will be $15 per
                           Policy Month.

                           The cost of insurance charge.

                           Any additional charges for supplementary benefits, if applicable.

                           A mortality and expense risks charge. This charge varies by Policy Year as follows:

Policy Years      Guaranteed Monthly Mortality     Guaranteed Annual Mortality
                    and Expense Risks Charge         and Expense Risks Charge
    1-10                    0.0627%                           0.75%
    11+                     0.0209%                           0.25%

                           All of the above charges are deducted from the Net
                           Policy Value.

Loan Charges:              A fixed loan interest rate of 5.25% during the first
                           10 Policy Years and 4% thereafter. Interest credited
                           to amounts in the Loan Account is guaranteed not to
                           be less than 4% at all times. The maximum loan amount
                           is 90% of the Net Cash Surrender Value.

Transfer Charge:           A charge of $25 per transfer for each transfer in
                           excess of 12 in a Policy Year.

TABLE OF INVESTMENT MANAGEMENT FEES AND EXPENSES

     TRUST ANNUAL EXPENSES (SERIES I SHARES (FORMERLY, "CLASS A SHARES")) (as a percentage of Trust average net assets for the fiscal year ended
                               December 31, 2001)

                                                                                      TOTAL TRUST
                                                  SERIES I      OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT      RULE 12b-1     (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES            FEES G         REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----            ------         --------------        --------------
Internet Technologies            1.000%             0.150%         0.110%             1.26%
Pacific Rim Emerging Markets     0.700%             0.150%         0.380%             1.23%
Telecommunications               0.950%             0.150%         0.340%             1.44%(A)
Science & Technology             0.916%(D)          0.150%         0.060%             1.13%
International Small Cap          0.950%             0.150%         0.500%             1.60%
Health Sciences                  0.942%(D)          0.150%         0.350%             1.44%(A)
Aggressive Growth                0.850%             0.150%         0.070%             1.07%
Emerging Small Company           0.900%             0.150%         0.070%             1.12%
Small Company Blend              0.900%             0.150%         0.120%             1.17%
Dynamic Growth                   0.850%             0.150%         0.080%             1.08%
Mid Cap Growth                   0.850%             0.150%         0.390%             1.39%(A)
Mid Cap Opportunities            0.850%             0.150%         0.440%             1.44%(A)
Mid Cap Stock                    0.775%             0.150%         0.080%             1.00%
All Cap Growth                   0.785%             0.150%         0.060%             0.99%
Financial Services               0.800%             0.150%         0.260%             1.21%(A)
Overseas                         0.800%             0.150%         0.150%             1.10%
International Stock              0.838%(D)          0.150%         0.170%             1.16%
International Value              0.850%             0.150%         0.150%             1.15%
Capital Appreciation             0.750%             0.150%         0.300%             1.20%
Strategic Opportunities          0.700%             0.150%         0.060%             0.91%
Quantitative Mid Cap             0.650%             0.150%         0.100%             0.90%(A)
Global Equity                    0.750%             0.150%         0.110%             1.01%
Strategic Growth                 0.750%             0.150%         0.200%             1.10%(A)
Growth                           0.697%             0.150%         0.060%             0.91%
Large Cap Growth                 0.750%             0.150%         0.080%             0.98%
All Cap Value                    0.800%             0.150%         0.470%             1.42%(A)
Capital Opportunities            0.750%             0.150%         0.500%(G)          1.40%(A)(F)
Quantitative Equity              0.599%             0.150%         0.060%             0.81%
Blue Chip Growth                 0.702%(D)          0.150%         0.060%             0.91%

                                                                                      TOTAL TRUST
                                                  SERIES I      OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT      RULE 12b-1     (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES            FEES G         REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----            ------         --------------        --------------
Utilities                        0.750%             0.150%         0.500%G            1.40%(A)(F)
Real Estate Securities           0.645%             0.150%         0.070%             0.87%
Small Company Value              0.891%(D)          0.150%         0.110%             1.15%
Mid Cap Value                    0.800%             0.150%         0.200%             1.15%(A)
Value                            0.642%             0.150%         0.060%             0.85%
Equity Index H                   0.250%             0.000%         0.150%             0.40%
Tactical Allocation              0.750%             0.150%         0.400%             1.30%
Fundamental Value                0.798%             0.150%         0.120%             1.07%(A)
Growth & Income                  0.529%             0.150%         0.050%             0.73%
U.S. Large Cap Value             0.725%             0.150%         0.050%             0.93%
Equity-Income                    0.711%(D)          0.150%         0.050%             0.91%
Income & Value                   0.650%             0.150%         0.070%             0.87%
Balanced                         0.563%             0.150%         0.100%             0.81%
High Yield                       0.625%             0.150%         0.060%             0.84%
Strategic Bond                   0.625%             0.150%         0.080%             0.86%
Global Bond                      0.600%             0.150%         0.220%             0.97%
Total Return                     0.600%             0.150%         0.060%             0.81%
Investment Quality Bond          0.500%             0.150%         0.090%             0.74%
Diversified Bond                 0.600%             0.150%         0.070%             0.82%
U.S. Government Securities       0.550%             0.150%         0.060%             0.76%
Money Market                     0.350%             0.150%         0.050%             0.55%
Small Cap Index (E)              0.375%             0.150%         0.075%             0.60%
International Index (E)          0.400%             0.150%         0.050%             0.60%
Mid Cap Index (E)                0.375%             0.150%         0.075%             0.60%
Total Stock Market Index (E)     0.375%             0.150%         0.060%             0.59%
500 Index (E)                    0.375%             0.150%         0.050%             0.57%
Lifestyle Aggressive 1000        0.065%             0.000%         0.010%             0.075%(B)(C)
Lifestyle Growth 820             0.054%             0.000%         0.021%             0.075%(B)(C)
Lifestyle Balanced 640           0.054%             0.000%         0.021%             0.075%(B)(C)
Lifestyle Moderate 460           0.062%             0.000%         0.013%             0.075%(B)(C)
Lifestyle Conservative 280       0.069%             0.000%         0.006%             0.075%(B)(C)

(A) Annualized; For the period April 30, 2001 (commencement of operations) to December 31, 2001.

(B) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)

    If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.

    This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2001) as noted in the chart below:

                                                                                        TOTAL TRUST
                                  MANAGEMENT         RULE               OTHER           ANNUAL
TRUST PORTFOLIO                   FEES               12b-1 FEES         EXPENSES        EXPENSES
---------------                   ----               ----------         --------        --------
Lifestyle Aggressive 1000         0.065%             0.000%             1.081%          1.146%
Lifestyle Growth 820              0.054%             0.000%             0.998%          1.052%
Lifestyle Balanced 640            0.054%             0.000%             0.914%          0.968%
Lifestyle Moderate 460            0.062%             0.000%             0.823%          0.885%
Lifestyle Conservative 280        0.069%             0.000%             0.790%          0.859%

(C) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (B) above.


(D) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                          FEE REDUCTION
COMBINED ASSET LEVELS                                     (AS A PERCENTAGE OF THE ADVISORY FEE)
---------------------                                     -------------------------------------
First $750 million                                         0.00%
Between $750 million and $1.5 billion                      5.00%
Between $1.5 billion and $3.0 billion                      7.50%
Over $3.0 billion                                         10.00%

    The fee reductions are applied to the advisory fees of each of the six portfolios. (However, in the case of the Small Company Value Trust, the fee reduction will be reduced by 0.05% of the first $500 million in net assets.) This voluntary fee waiver may be terminated at any time by the adviser. As of December 31, 2001, the combined asset level for all six portfolios was approximately $4.097 billion resulting in a fee reduction of 5.00%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

(E) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.62%, respectively, for the International Index Trust, 0.075% and 0.60%, respectively, for the Small Cap Index Trust, and 0.075% and 0.60%, respectively, for the Mid Cap Index Trust and 0.060% and 0.59%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2002 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

(F) For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Opportunities and Utilities Trusts, the Adviser reimbursed the portfolios for certain expenses for the year ended December 31, 2001. For Series I shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.46%, respectively, for the Capital Opportunities Trust and 0.610% and 1.51%, respectively for the Utilities Trust. These voluntary expense reimbursements may be terminated at any time.

(G) Effective January 1, 2002, the Trust implemented a Series I Rule 12b-1 plan while simultaneously reducing its advisory fees and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.

(H) The Equity Index Trust is available only for Policies issued for applications dated prior to May 1, 2000. Under the Advisory Agreement, MSS has agreed to reduce its advisory fee or reimburse the Equity Index Trust if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) exceeds an annual rate of 0.15% of the average annual net assets of the Equity Index Trust. The expense limitation may be terminated at any time by MSS. If this expense reimbursement had not been in effect, Total Trust Annual Expenses would have been 0.41%, and Other Expenses would have been 0.16%, of the average annual net assets of the Equity Index Trust.

TABLE OF INVESTMENT OPTIONS AND INVESTMENT SUBADVISERS
The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this Policy, one of which is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.

SUBADVISER                                                      PORTFOLIO
A I M Capital Management, Inc.                                  Aggressive Growth Trust
                                                                All Cap Growth Trust

Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                U.S. Large Cap Value Trust
                                                                Income & Value Trust
                                                                Diversified Bond Trust

Cohen & Steers Capital Management, Inc.                         Real Estate Securities Trust

Davis  Advisors                                                 Financial Services Trust
                                                                Fundamental Value Trust

The Dreyfus Corporation                                         All Cap Value Trust

Fidelity Management & Research Company                          Strategic Opportunities Trust(A)
                                                                Large Cap Growth Trust
                                                                Overseas Trust

Founders Asset Management LLC                                   International Small Cap Trust

Franklin Advisers, Inc.                                         Emerging Small Company Trust

INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                Mid Cap Growth Trust

Janus Capital Corporation                                       Dynamic Growth Trust

Jennison Associates LLC                                         Capital Appreciation Trust

Lord, Abbett & Co.                                              Mid Cap Value Trust

Manufacturers Adviser Corporation                               Pacific Rim Emerging Markets Trust
                                                                Quantitative Mid Cap Trust
                                                                Quantitative Equity Trust
                                                                Equity Index Trust
                                                                Money Market Trust
                                                                Index Trusts
                                                                Lifestyle Trusts(B)
                                                                Balanced Trust

SUBADVISER                                                      PORTFOLIO
Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                Capital Opportunities Trust
                                                                Utilities Trust

Miller Anderson & Sherrerd, LLP                                 Value Trust
                                                                High Yield Trust

Munder Capital Management                                       Internet Technologies Trust

Pacific Investment Management Company                           Global Bond Trust
                                                                Total Return Trust

Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                Global Equity Trust

Salomon Brothers Asset Management Inc                           U.S. Government Securities Trust
                                                                Strategic Bond Trust

SSgA Funds Management, Inc.                                     Growth Trust
                                                                Lifestyle Trusts(B)

T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                Small Company Value Trust
                                                                Health Sciences Trust
                                                                Blue Chip Growth Trust
                                                                Equity-Income Trust

T. Rowe Price International, Inc.                               International Stock Trust

Templeton Investment Counsel, Inc.                              International Value Trust

UBS Global Asset Management                                     Tactical Allocation Trust
(formerly, Brinson Advisors, Inc.)

Wellington Management Company, LLP                              Growth & Income Trust
                                                                Investment Quality Bond Trust
                                                                Mid Cap Stock Trust

(A) Formerly, the Mid Cap Blend Trust.

(B) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.

GENERAL INFORMATION ABOUT MANULIFE USA, THE SEPARATE ACCOUNT AND THE TRUST

MANULIFE USA

We are a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. We are a licensed life insurance company in the District of Columbia and all states of the United States except New York. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company ("Manufacturers Life") and its subsidiaries, collectively known as Manulife Financial. The Manufacturers Life Insurance Company is one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. However, neither Manufacturers Life nor any of its affiliated companies guarantees the investment performance of the Separate Account.

RATINGS

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent rating agencies:


         A++ A.M. Best
         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AAA Fitch
         Exceptionally strong capacity to meet policyholder and contract obligations; 1st category of 24

         AA+ Standard & Poor's
         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned to Manulife USA as a measure of the Company's ability to honor the death benefit and no lapse guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

THE SEPARATE ACCOUNT

The Manufacturers Life Insurance Company of America ("ManAmerica") established its Separate Account Three (the "Separate Account") on August 22, 1986 as a separate account under Pennsylvania law. Since December 9, 1992, it has been operated under Michigan law. On January 1, 2002, ManAmerica transferred substantially all of its assets and liabilities to Manulife USA As a result of this transaction, Manulife USA became the owner of all of ManAmerica's assets, including the assets of the Separate Account and assumed all of ManAmerica's obligations including those under the Policies. The ultimate parent of both ManAmerica and Manulife USA is Manulife Financial Corporation ("MFC"). The Separate Account holds assets that are segregated from all of Manulife USA's other assets. The Separate Account is currently used only to support variable life insurance policies.

ASSETS OF THE SEPARATE ACCOUNT

Manulife USA is the legal owner of the assets in the Separate Account. The income, gains, and losses of the Separate Account, whether or not realized, are, in accordance with applicable contracts, credited to or charged against the Account without regard to the other income, gains, or losses of Manulife USA. Manulife USA will at all times maintain assets in the Separate Account with a total market value at least equal to the reserves and other liabilities relating to variable benefits under all policies participating in the Separate Account. These assets may not be charged with liabilities which arise from any other business Manulife USA conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manulife USA.

REGISTRATION

The Separate Account is registered with the Commission under the Investment Company Act of 1940, as amended (the"1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the Commission of the management or investment policies or practices of the Separate Account. For state law purposes the Separate Account is treated as a part or division of Manulife USA.

THE TRUST

Each sub-account of the Separate Account will only purchase Series I shares (formerly referred to as "Class A shares") of a particular Portfolio. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the Trust Portfolios, except the Lifestyle Trusts and the Equity Index Trust, are subject to a Rule 12b-1 fee of .15% of a portfolios Series I net assets. The Separate Account will purchase and redeem Series I shares of the Portfolios at net asset value. Shares will be redeemed to the extent necessary for Manulife USA to provide benefits under the Policies, to transfer assets from one sub-account to another or to the general account as requested by policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio with respect to the Policies will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding sub-account.

The Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by the Company or life insurance companies affiliated with the Company. Manulife USA may also purchase shares through its general account for certain limited purposes including initial portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits see the accompanying Trust prospectus.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met. A full description of the Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying Trust prospectus, which should be read together with this prospectus.

ELIGIBLE PORTFOLIOS

The Portfolios of the Trust available under the Policies are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.

The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate companies.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The EQUITY INDEX TRUST seeks to achieve investment results which approximate the aggregate total return of publicly traded common stocks which are included in the Standard & Poor's 500 Composite Stock Price Index. (The Equity Index Trust is available only for policies issued for applications dated prior to May 1,
2000).

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" and "Russell 2000(R) Growth" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

ISSUING A POLICY

REQUIREMENTS

To purchase a Policy, an applicant must submit a completed application. A Policy will not be issued until the underwriting process has been completed to the Company's satisfaction.

Policies may be issued on a basis which does not take into account the insured's sex, with prior approval from the Company. A Policy will generally be issued only on the lives of insureds from ages 0 through 90.

Each Policy has a Policy Date, an Effective Date and an Issue Date (See "Definitions" above).

The Policy Date is the date from which the first monthly deductions are calculated and from which Policy Years, Policy Months and Policy Anniversaries are determined. The Effective Date is the date the Company becomes obligated under the Policy and when the first monthly deductions are deducted from the Policy Value. The Issue Date is the date from which Suicide and Incontestability are measured.

If an application accepted by the Company is not accompanied by a check for the initial premium and no request to backdate the Policy has been made:

(i) the Policy Date and the Effective Date will be the date the Company receives the check at its service office, and

(ii)  the Issue Date will be the date the Company issues the Policy.

The initial premium must be received within 60 days after the Issue Date, and the policyowner must be in good health on the date the initial premium is received. If the premium is not paid or if the application is rejected, the Policy will be canceled and any partial premiums paid will be returned to the applicant.

MINIMUM INITIAL FACE AMOUNT

Manulife USA will generally issue a Policy only if it has a Face Amount of at least $100,000.

BACKDATING A POLICY

Under limited circumstances, the Company may backdate a Policy, upon request, by assigning a Policy Date earlier than the date the application is signed. However, in no event will a Policy be backdated earlier than the earliest date allowed by state law, which is generally three months to one year prior to the date of application for the Policy. Monthly deductions will be made for the period the Policy Date is backdated. Regardless of whether or not a policy is backdated, Net Premiums received prior to the Effective Date of a Policy will be credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market portfolio.

As of the Effective Date, the premiums paid plus interest credited, net of the premium charge, will be allocated among the Investment Accounts and/or Fixed Account in accordance with the policy owner's instructions unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

TEMPORARY INSURANCE AGREEMENT

In accordance with the Company's underwriting practices, temporary insurance coverage may be provided under the terms of a Temporary Insurance Agreement. Generally, temporary life insurance may not exceed $1,000,000 and may not be in effect for more than 90 days. This temporary insurance coverage will be issued on a conditional receipt basis, which means that any benefits under such temporary coverage will only be paid if the life insured meets the Company's usual and customary underwriting standards for the coverage applied for.

The acceptance of an application is subject to the Company's underwriting rules, and the Company reserves the right to request additional information or to reject an application for any reason.

Persons failing to meet standard underwriting classification may be eligible for a Policy with an additional risk rating assigned to it.

RIGHT TO EXAMINE THE POLICY

A Policy may be returned for a refund within 10 days after you received it. Some states provide a longer period of time to exercise this right. The Policy will indicate if a longer time period applies. During the "Right to Examine the Policy Period", premiums may be allocated to the Money Market Trust. After this period has expired, premiums will then be allocated among the Investment Accounts and/or Fixed Account in accordance with the policyowner's instructions.

If the policyowner elects to cancel the Policy under this provision, the Policy can be mailed or delivered to the Manulife USA agent who sold it, or to the Service Office. Immediately upon such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, the Company will refund to the policyholder an amount equal to either:

(1) the amount of all premiums paid or

(2)

     (a) the difference between payments made and amounts allocated to the Separate Account and the Fixed Account; plus

     (b) the value of the amount allocated to the Separate Account and the Fixed Account as of the date the returned Policy is received by the Company; minus

     (c)  any partial withdrawals made and policy loans taken.

Whether the amount described in (1) or (2) is refunded depends on the requirements of the applicable state.

If a policyowner requests an increase in face amount which results in new surrender charges, he or she will have the same rights as described above to cancel the increase. If canceled, the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the increase not taken place. A policyowner may request a refund of all or any portion of premiums paid during the right to examine period, and the Policy Value and the surrender charges will be recalculated to the amounts they would have been had the premiums not been paid.

The Company reserves the right to delay the refund of any premium paid by check until the check has cleared.

LIFE INSURANCE QUALIFICATION

A Policy must satisfy either one of two tests to qualify as a life insurance contract for purposes of Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). At the time of application, the policyowner must choose either the Cash Value Accumulation Test or the Guideline Premium Test. The test cannot be changed once the Policy is issued.

CASH VALUE ACCUMULATION TEST

Under the Cash Value Accumulation Test ("CVAT"), the Policy Value must be less than the Net Single Premium necessary to fund future Policy benefits, assuming guaranteed charges and 4% net interest. To ensure that a Policy meets the CVAT, the Company will generally increase the death benefit, temporarily, to the required minimum amount. However, the Company reserves the right to require evidence of insurability should a premium payment cause the death benefit to increase by more than the premium payment amount. Any excess premiums will be refunded.

GUIDELINE PREMIUM TEST

The Guideline Premium Test restricts the maximum premiums that may be paid into a life insurance policy for a given death benefit. The policy's death benefit must also be at least equal to the Minimum Death Benefit (described below).

Changes to the Policy may affect the maximum amount of premiums, such as:

-    a change in the policy's Face Amount.

-    a change in the death benefit option.

-    partial Withdrawals.

-    addition or deletion of supplementary benefits.

Any of the above changes could cause the total premiums paid to exceed the new maximum limit. In this situation, the Company may refund any excess premiums paid. In addition, these changes could reduce the future premium limitations.

The Guideline Premium Test requires a life insurance policy to meet minimum ratios of life insurance coverage to policy value. This is achieved by ensuring that the death benefit is at all times at least equal to the Minimum Death Benefit. The Minimum Death Benefit on any date is defined as the Policy Value on that date times the applicable Minimum Death Benefit Percentage for the Attained Age of the life insured. The Minimum Death Benefit Percentages for this test appear in the Policy.

DEATH BENEFITS

If the Policy is in force at the time of the death of the life insured, the Company will pay an insurance benefit. The amount payable will be the death benefit under the selected death benefit option, plus any amounts payable under any supplementary benefits added to the Policy, less the Policy Debt and less any outstanding monthly deductions due. The insurance benefit will be paid in one lump sum unless another form of settlement option is agreed to by the beneficiary and the Company. If the insurance benefit is paid in one sum, the Company will pay interest from the date of death to the date of payment. If the life insured should die after the Company's receipt of a request for surrender, no insurance benefit will be payable, and the Company will pay only the Net Cash Surrender Value.

DEATH BENEFIT OPTIONS

There are two death benefit options, described below.

DEATH BENEFIT OPTION 1

Under Option 1 the death benefit is the Face Amount of the Policy at the date of death or, if greater, the Minimum Death Benefit.

DEATH BENEFIT OPTION 2

Under Option 2 the death benefit is the Face Amount plus the Policy Value of the Policy at the date of death or, if greater, the Minimum Death Benefit.

CHANGING THE DEATH BENEFIT OPTION

The death benefit option may be changed once each Policy Year after the first Policy Year. The change will occur on the first day of the next Policy Month after a written request for a change is received at the Service Office. The Company reserves the right to limit a request for a change if the change would cause the Policy to fail to qualify as life insurance for tax purposes. The Company will not allow a change in death benefit option if it would cause the Face Amount to decrease below $100,000.

A change in the death benefit option will result in a change in the Policy's Face Amount, in order to avoid any change in the amount of the death benefit, as follows:

CHANGE FROM OPTION 1 TO OPTION 2

The new Face Amount will be equal to the Face Amount prior to the change minus the Policy Value as of the date of the change.

CHANGE FROM OPTION 2 TO OPTION 1

The new Face Amount will be equal to the Face Amount prior to the change plus the Policy Value as of the date of the change.

No new Surrender Charges will apply to an increase in Face Amount solely due to a change in the death benefit option.

CHANGING THE FACE AMOUNT

Subject to the limitations stated in this prospectus, a policyowner may, upon written request, increase or decrease the Face Amount of the Policy. The Company reserves the right to limit a change in Face Amount so as to prevent the Policy from failing to qualify as life insurance for tax purposes.

INCREASE IN FACE AMOUNT

Increases in Face Amount may be made once each Policy Year after the first Policy Year. Any increase in Face Amount must be at least $50,000. An increase will become effective at the beginning of the policy month following the date Manulife USA approves the requested increase. Increases in Face Amount are subject to satisfactory evidence of insurability. The Company reserves the right to refuse a requested increase if the life insured's Attained Age at the effective date of the increase would be greater than the maximum issue age for new Policies at that time.

NEW SURRENDER CHARGES FOR AN INCREASE

An increase in face amount will usually result in the Policy being subject to new surrender charges. The new surrender charges will be computed as if a new Policy were being purchased for the increase in Face Amount. The premiums attributable to the new Face Amount will not exceed the surrender charge premium limit associated with that increase. There will be no new surrender charges associated with restoration of a prior decrease in Face Amount. As with the purchase of a Policy, a policyowner will have a free look right with respect to any increase resulting in new surrender charges.

An additional premium may be required for a face amount increase, and a new No-Lapse Guarantee Premium will be determined, if the No-Lapse Guarantee is in effect at the time of the face amount increase.

INCREASE WITH PRIOR DECREASES

If, at the time of the increase, there have been prior decreases in Face Amount, these prior decreases will be restored first. The insurance coverage eliminated by the decrease of the oldest Face Amount will be deemed to be restored first.

CHANGING BOTH THE FACE AMOUNT AND THE DEATH BENEFIT OPTION

If a policyowner requests to change both the Face Amount and the Death Benefit Option in the same month, the Death Benefit Option change shall be deemed to occur first.

DECREASE IN FACE AMOUNT

Decreases in Face Amount may be made once each Policy Year after the first Policy Year. Any decrease in Face Amount must be at least $50,000. A written request from a policyowner for a decrease in the Face Amount will be effective at the beginning of the Policy Month following the date Manulife USA approves the requested decrease. If there have been previous increases in Face Amount, the decrease will be applied to the most recent increase first and thereafter to the next most recent increases successively. Under no circumstances should the sum of all decreases cause the policy to fall below the minimum Face Amount of $100,000.

PREMIUM PAYMENTS

INITIAL PREMIUMS

No premiums will be accepted prior to receipt of a completed application by the Company. All premiums received prior to the Effective Date of the Policy will be held in the general account and credited with interest from the date of receipt at the rate of return then being earned on amounts allocated to the Money Market Trust.

The minimum initial premium is one-twelfth of the No-Lapse Guarantee Premium. For policies issued in the state of Florida, the minimum initial premium is one-twelfth of the No Lapse Guarantee Value Deduction (which is set forth in the Table of Values in your policy).

On the later of the Effective Date or the date a premium is received, the Net Premiums paid plus interest credited will be allocated among the Investment Accounts or the Fixed Account in accordance with the policyowner's instructions; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period.

SUBSEQUENT PREMIUMS

After the payment of the initial premium, premiums may be paid at any time and in any amount until the life insured's Attained Age 100, subject to the limitations on premium amount described below.

A Policy will be issued with a planned premium, which is based on the amount of premium the policyowner wishes to pay. Manulife USA will send notices to the policyowner setting forth the planned premium at the payment interval selected by the policyowner. However, the policyowner is under no obligation to make the indicated payment.

The Company may refuse any premium payment that would cause the Policy to fail to qualify as life insurance under the Code. The Company also reserves the right to request evidence of insurability if a premium payment would result in an increase in the Death Benefit that is greater than the increase in Policy Value.

Payment of premiums will not guarantee that the Policy will stay in force. Conversely, failure to pay premiums will not necessarily cause the Policy to lapse.

All Net Premiums received on or after the Effective Date will be allocated among Investment Accounts or the Fixed Account as of the Business Day the premiums were received at the Service Office; unless such amount is first allocated to the Money Market Trust for the duration of the Right to Examine period. Monthly deductions are due on the Policy Date and at the beginning of each Policy Month thereafter. However, if due prior to the Effective Date, they will be taken on the Effective Date instead of the dates they were due.

MAXIMUM PREMIUM LIMITATION

If the Policy is issued under the Guideline Premium Test, in no event may the total of all premiums paid exceed the then current maximum premium limitations established by federal income tax law for a Policy to qualify as life insurance.

If, at any time, a premium is paid which would result in total premiums exceeding the above maximum premium limitation, the Company will only accept that portion of the premium which will make the total premiums equal to the maximum. Any part of the premium in excess of that amount will be returned and no further premiums will be accepted until allowed by the then current maximum premium limitation.

PREMIUM ALLOCATION

Premiums may be allocated to the Fixed Account for accumulation at a rate of interest equal to at least 4% or to one or more of the Investment Accounts for investment in the Portfolio shares held by the corresponding sub-account of the Separate Account. Allocations among the Investment Accounts and the Fixed Account are made as a percentage of the premium. The percentage allocation to any account may be any number between zero and 100, provided the total allocation equals 100. A policyowner may change the way in which premiums are allocated at any time without charge. The change will take effect on the date a written request for change satisfactory to the Company is received at the Service Office.

CHARGES AND DEDUCTIONS

PREMIUM CHARGE

During the first 10 Policy Years, Manulife USA deducts a premium charge from each premium payment, equal to 6.6% of the premium. Thereafter the premium charge is equal to 3.6% of the premium (on a non-guaranteed basis in the state of New Jersey) . The premium charge is designed to cover a portion of the Company's acquisition and sales expenses and premium taxes. Premium taxes vary from state to state, ranging from 0% to 3.5%.

SURRENDER CHARGES

(the following disclosure is applicable to Policies issued prior to September 14, 2001)

The Company will deduct a Surrender Charge if during the first 10 years following the Policy Date, or the effective date of a Face Amount increase:

-    the Policy is surrendered for its Net Cash Surrender Value,

-    a partial withdrawal is made,

-    the Policy lapses.

The surrender charge, together with a portion of the premium charge, is designed to compensate the Company for some of the expenses it incurs in selling and distributing the Policies, including agents' commissions, advertising, agent training and the printing of prospectuses and sales literature.

SURRENDER CHARGE CALCULATION

The Surrender Charge is determined by the following formula (the calculation is also described in words below):

Surrender Charge = (Surrender Charge Rate) x (Face Amount associated with the Surrender Charge /1000) x (Grading Percentage)

DEFINITIONS OF THE FORMULA FACTORS ABOVE

Face Amount of the Policy Associated with the Surrender Charge

The Face Amount associated with the Surrender Charge equals the Face Amount for which the Surrender Charge is being applied. The Face Amount may be increased or decreased as described under "Changing the Face Amount" above.

Surrender Charge Rate  (the calculation is also described in words below)

Surrender Charge Rate  = (X) + (80%) x (Surrender Charge Premium)

Where "X" is equal to:

TABLE FOR RATE PER  $1,000 OF FACE:

                  Age at Issue           Rate per $1,000           Age at Issue           Rate per $1,000
                   or Increase          of Face Value ($)          or Increase           of Face Value ($)
                        0                     2.00                      18                     4.25
                        1                     2.13                      19                     4.38
                        2                     2.25                      20                     4.50
                        3                     2.38                      21                     5.00
                        4                     2.50                      22                     5.50
                        5                     2.63                      23                     6.00
                        6                     2.75                      24                     6.50
                        7                     2.88                      25                     7.00
                        8                     3.00                      26                     7.20
                        9                     3.13                      27                     7.40

                  Age at Issue           Rate per $1,000           Age at Issue           Rate per $1,000
                   or Increase          of Face Value ($)          or Increase           of Face Value ($)
                       11                     3.38                      29                     7.80
                       12                     3.50                      30                     8.00
                       13                     3.63                      31                     8.04
                       14                     3.75                      32                     8.08
                       15                     3.88                      33                     8.12
                       16                     4.00                      34                     8.16
                       17                     4.13                 35 and over                 8.20


         The Surrender Charge Premium is the lesser of:

         a. the premiums paid during the first Policy Year per $1,000 of Face Amount at issue or following a Face Amount increase, and

         b. the Surrender Charge Premium Limit specified in the Policy per $1,000 of Face Amount.

         Grading Percentage

The grading percentages during the Surrender Charge Period and set forth in the table below apply to the initial Face Amount and to all subsequent Face Amount increases.

The grading percentage is based on the Policy Year in which the transaction causing the assessment of the charge occurs as set forth in the table below:

                                Surrender                Surrender Charge
                                Charge Period            Grading Percentage
                                1                        100%
                                2                        90%
                                3                        80%
                                4                        70%
                                5                        60%
                                6                        50%
                                7                        40%
                                8                        30%
                                9                        20%
                                10                       10%
                                11                       0%

Within a Policy Year, grading percentages will be interpolated on a monthly basis. For example, if the policyowner surrenders the Policy during the fourth month of Policy Year 4, the grading percentage will be 67.5%.

FORMULAS DESCRIBED IN WORDS

Surrender Charge

The Surrender Charge is determined by multiplying the Surrender Charge Rate by the Face Amount associated with the Surrender Charge divided by 1000. The amount obtained is then multiplied by the Grading Percentage, a percent which starts at 100% and grades down each policy year to zero over a period not to exceed 10 years.

Surrender Charge Rate

The Surrender Charge Rate is equal to the sum of (a) plus (b) where (a) equals "X" (see Table above) and (b) equals 80% times the Surrender Charge Premium.

ILLUSTRATION OF MAXIMUM SURRENDER CHARGE CALCULATION

Assumptions

-    45 year old male (standard risks and nonsmoker status)

-    Policy issued 7 years ago

- $7,785 in premiums has been paid on the Policy in equal annual installments over the 7 year period

- Surrender Charge Premium for the Policy is $15.26 - Face Amount of the Policy at issue is $500,000 and no increases have occurred

-    Policy is surrendered during the first month of the seventh policy year.

Maximum Surrender Charge

The maximum Surrender Charge to be assessed would be $4,082 determined as follows:

First, the Surrender Charge Rate is determined by applying the Surrender Charge Rate formula as set forth below.

         Surrender Charge Rate  = (8.20) + (80%) x (Surrender Charge Premium)

         $20.41 = (8.20) + (80%) x (15.26)

         The Surrender Charge Rate is equal to $20.41

Second, the Surrender Charge Rate is entered into the Surrender Charge formula and the Surrender Charge is determined as set forth below.

         Surrender Charge = (Surrender Charge Rate) x (Face Amount of the Policy associated with the Surrender Charge /1000)x(Grading Percentage)

         $4,082 = (20.41) x ($500,000 / 1000) x (40%)

         The maximum Surrender Charge is equal to $4,082.

Depending upon the Face Amount of the Policy, the age of the insured at issue, premiums paid under the Policy and the performance of the underlying investment options, the Policy may have no Cash Surrender Value and therefore, the policyowner may receive no surrender proceeds upon surrendering the Policy.

SURRENDER CHARGES ON A PARTIAL WITHDRAWAL

A partial withdrawal will result in the assessment of a portion of the Surrender Charges to which the Policy is subject. The portion of the Surrender Charges assessed will be based on the ratio of the amount of the withdrawal to the Net Cash Surrender Value of the Policy as at the date of the withdrawal. The Surrender Charges will be deducted from the Policy Value at the time of the partial withdrawal on a pro-rata basis from each of the Investment Accounts and the Fixed Account. If the amount in the accounts is not sufficient to pay the Surrender Charges assessed, then the amount of the withdrawal will be reduced.

Whenever a portion of the surrender charges is deducted as a result of a partial withdrawal, the Policy's remaining surrender charges will be reduced in the same proportion that the surrender charge deducted bears to the total surrender charge immediately before the partial withdrawal.

MONTHLY CHARGES

On the Policy Date and at the beginning of each Policy Month, a deduction is due from the Net Policy Value to cover certain charges in connection with the Policy until the Policy Anniversary when the life insured reaches Attained Age 100, unless certain riders are in effect in which case such charges may continue. If there is a Policy Debt under the Policy, loan interest and principal will continue to be payable at the beginning of each Policy Month. Monthly deductions due prior to the Effective Date will be taken on the Effective Date instead of the dates they were due. These charges consist of:

-    an administration charge;

-    a charge for the cost of insurance;

-    a mortality and expense risks charge;

-    if applicable, a charge for any supplementary benefits added to the Policy.

Unless otherwise allowed by the Company and specified by the policyowner, the Monthly Deductions will be allocated among the Investment Accounts and the Fixed Account in the same proportion as the Policy value in each bears to the Net Policy Value.

ADMINISTRATION CHARGE

This charge will be equal to $30 per Policy Month in the first Policy Year. For all subsequent Policy Years, the administration charge will be $15 per Policy Month. The charge is designed to cover certain administrative expenses associated with the Policy, including maintaining policy records, collecting premiums and processing death claims, surrender and withdrawal requests and various changes permitted under the Policy.

COST OF INSURANCE CHARGE

The monthly charge for the cost of insurance is determined by multiplying the applicable cost of insurance rate times the net amount at risk at the beginning of each Policy Month. The cost of insurance rate and the net amount at risk are determined separately for the initial Face Amount and for each increase in Face Amount. In determining the net amount at risk, if there have been increases in the Face Amount, the Policy Value shall first be considered a part of the initial Face Amount. If the Policy Value exceeds the initial Face Amount, it shall then be considered a part of the additional increases in Face Amount resulting from the increases, in the order the increases occurred.

For Death Benefit Option 1, the net amount at risk is equal to the greater of zero, or the result of (a) minus (b) where:

(a) is the death benefit as of the first day of the Policy Month, divided by 1.0032737; and

(b) is the Policy Value as of the first day of the Policy Month after the deduction of monthly cost of insurance.

For Death Benefit Option 2, the net amount at risk is equal to the Face Amount of insurance.

The rates for the cost of insurance are based upon the issue age, duration of coverage, sex, and Risk Classification of the life insured.

Cost of insurance rates will generally increase with the age of the life insured. The first year cost of insurance rate is guaranteed.

The cost of insurance rates reflect the Company's expectations as to future mortality experience. The rates may be re-determined from time to time on a basis which does not unfairly discriminate within the class of life insured. In no event will the cost of insurance rates exceed the guaranteed rates set forth in the Policy except to the extent that an extra charge is imposed because of an additional rating applicable to the Life Insured. After the first Policy Year, the cost of insurance will generally increase on each Policy Anniversary. The guaranteed rates are based on the 1980 Commissioners Smoker Distinct Mortality tables.

CHARGES FOR SUPPLEMENTARY BENEFITS

If the Policy includes Supplementary Benefits, a charge may apply to such Supplementary Benefits.

MORTALITY AND EXPENSE RISKS CHARGE

A monthly charge is assessed against the Policy Value equal to a percentage of the Policy Value. This charge is to compensate the Company for the mortality and expense risks it assumes under the Policy. The mortality risk assumed is that the Life Insured may live for a shorter period of time than the Company estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will be greater than the Company estimated. The Company will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policy.

The charge varies by Policy Year as follows:

                                  Guaranteed Monthly Mortality and       Equivalent Annual
Policy Year                       Expense Risks Charge                   Mortality and Expense
                                                                         Risks Charge
1-10                              0.0627%                                0.75%
11+                               0.0209%                                0.25%

CHARGES FOR TRANSFERS

A charge of $25 will be imposed on each transfer in excess of twelve in a Policy Year. The charge will be deducted from the Investment Account or the Fixed Account to which the transfer is being made. All transfer requests received by the Company on the same Business Day are treated as a single transfer request.

Transfers under the Dollar Cost Averaging and Asset Allocation Balancer programs do not count against the number of free transfers permitted per Policy Year.

REDUCTION IN CHARGES

The Policy is available for purchase by corporations and other groups or sponsoring organizations. Group or sponsored arrangements may include reduction or elimination of withdrawal charges and deductions for employees, officers, directors, agents and immediate family members of the foregoing. Manulife USA reserves the right to reduce any of the Policy's charges on certain cases where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative, commissions or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policyowner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, expected persistency of the individual policies, and any other circumstances which Manulife USA believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification, on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policyowners. Manulife USA may modify from time to time, on a uniform basis, both the amounts of reductions and the criteria for qualification.

SPECIAL PROVISIONS FOR EXCHANGES

The Company will permit owners of certain fixed life insurance contracts issued by the Company to exchange their contracts for the Policies described in this prospectus (and likewise, owners of Policies described in this prospectus may also exchange their Policies for certain fixed life insurance contracts issued by the Company). Policyowners considering an exchange should consult their tax advisor as to the tax consequences of an exchange.

COMPANY TAX CONSIDERATIONS

At the present time, the Company makes no special charge to the Separate Account for any federal, state, or local taxes that the Company incurs that may be attributable to the Separate Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

POLICY VALUE

DETERMINATION OF THE POLICY VALUE

A Policy has a Policy Value, a portion of which is available to the policyowner by making a policy loan or partial withdrawal, or upon surrender of the Policy. The Policy Value may also affect the amount of the death benefit. The Policy Value at any time is equal to the sum of the values in the Investment Accounts, the Fixed Account, and the Loan Account.

INVESTMENT ACCOUNTS

An Investment Account is established under each Policy for each sub-account of the Separate Account to which net premiums or transfer amounts have been allocated. Each Investment Account under a Policy measures the interest of the Policy in the corresponding sub-account. The value of the Investment Account established for a particular sub-account is equal to the number of units of that sub-account credited to the Policy times the value of such units.

FIXED ACCOUNT

Amounts in the Fixed Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate determined by Manulife USA. For a detailed description of the Fixed Account, see "The General Account - Fixed Account".

LOAN ACCOUNT

Amounts borrowed from the Policy are transferred to the Loan Account. Amounts in the Loan Account do not vary with the investment performance of any sub-account. Instead, these amounts are credited with interest at a rate which is equal to the amount charged on the outstanding Policy Debt less the Loan Spread. For a detailed description of the Loan Account, see "Policy Loans - Loan Account".

UNITS AND UNIT VALUES

CREDITING AND CANCELING UNITS

Units of a particular sub-account are credited to a Policy when net premiums are allocated to that sub-account or amounts are transferred to that sub-account. Units of a sub-account are canceled whenever amounts are deducted, transferred or withdrawn from the sub-account. The number of units credited or canceled for a specific transaction is based on the dollar amount of the transaction divided by the value of the unit on the Business Day on which the transaction occurs. The number of units credited with respect to a premium payment will be based on the applicable unit values for the Business Day on which the premium is received at the Service Office, except for any premiums received before the Effective Date. For premiums received before the Effective Date, the values will be determined on the Effective Date.

A Business Day is any day that the New York Stock Exchange is open for business. A Business Day ends at the close of regularly scheduled day-time trading of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on that day.

Units are valued at the end of each Business Day. When an order involving the crediting or canceling of units is received after the end of a Business Day, or on a day which is not a Business Day, the order will be processed on the basis of unit values determined on the next Business Day. Similarly, any determination of Policy Value, Investment Account value or death benefit to be made on a day which is not a Business Day will be made on the next Business Day.

UNIT VALUES

The value of a unit of each sub-account was initially fixed at $10.00 and $12.50 depending on the sub-account. For each subsequent Business Day the unit value for that sub-account is determined by multiplying the unit value for the immediately preceding Business Day by the net investment factor for the sub-account on such subsequent Business Day.

The net investment factor for a sub-account on any Business Day is equal to (a) divided by (b) where:

(a) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of such Business Day before any policy transactions are made on that day; and

(b) is the net asset value of the underlying Portfolio shares held by that sub-account as of the end of the immediately preceding Business Day after all policy transactions were made for that day.

The value of a unit may increase, decrease, or remain the same, depending on the investment performance of a sub-account from one Business Day to the next.

TRANSFERS OF POLICY VALUE

At any time, a policyowner may transfer Policy Value from one sub-account to another or to the Fixed Account. Transfers involving the Fixed Account are subject to certain limitations noted below under "Transfers Involving Fixed Accounts." Transfer requests must be in writing in a format satisfactory to the Company, or by telephone if a currently valid telephone transfer authorization form is on file.

The Company reserves the right to impose limitations on transfers, including the maximum amount that may be transferred. The Company also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law. Transfers may also be delayed when any of the events described under items (i) through (iii) in "Payment of Proceeds" occur. Transfer privileges are also subject to any restrictions that may be imposed by the Trust. In addition, we reserve the right to defer the transfer privilege at any time when we are unable to purchase or redeem shares of the Trust.

While the Policy is in force, the policyowner may transfer the Policy Value from any of the Investment Accounts to the Fixed Account without incurring transfer charges:

(a)   within eighteen months after the Issue Date; or

(b) within 60 days of the effective date of a material change in the investment objectives of any of the sub-accounts or within 60 days of the date of notification of such change, whichever is later.

Such transfers will not count against the twelve transfers that may be made free of charge in any Policy Year.

TRANSFERS INVOLVING FIXED ACCOUNT

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $500 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

TELEPHONE TRANSFERS

Although failure to follow reasonable procedures may result in the Company being liable for any losses resulting from unauthorized or fraudulent telephone transfers, Manulife USA will not be liable for following instructions communicated by telephone that the Company reasonably believes to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming that a valid telephone authorization form is on file, tape recording of all telephone transactions and providing written confirmation thereof.

DOLLAR COST AVERAGING

The Company will offer policyowners a Dollar Cost Averaging ("DCA") program. Under the DCA program, the policyowner will designate an amount which will be transferred monthly from one Investment Account into any other Investment Account(s) or the Fixed Account. Currently, no charge will be made for this program, although the Company reserves the right to institute a charge on 90 days' written notice to the policyholder. If insufficient funds exist to effect a DCA transfer, the transfer will not be effected and the policyowner will be so notified.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

ASSET ALLOCATION BALANCER TRANSFERS

Under the Asset Allocation Balancer program the policyowner will designate an allocation of Policy Value among Investment Accounts. At six-month intervals beginning six months after the Policy Date, the Company will move amounts among the Investment Accounts as necessary to maintain the policyowner's chosen allocation. A change to the policyowner premium allocation instructions will automatically result in a change in Asset Allocation Balancer instructions so that the two are identical unless the policyowner either instructs Manulife USA otherwise or has elected the Dollar Cost Averaging program. Currently, there is no charge for this program; however, the Company reserves the right to institute a charge on 90 days written notice to the policyowner.

The Company reserves the right to cease to offer this program as of 90 days after written notice is sent to the policyowner.

POLICY LOANS

While this Policy is in force and has an available loan value, a policyowner may borrow against the Policy Value of the Policy. The Policy serves as the only security for the loan. Policy loans may have tax consequences, see "Tax Treatment of Policy Benefits - Interest on Policy Loans After Year 10" and "Tax Treatment of Policy Benefits - Policy Loan Interest."

MAXIMUM LOANABLE AMOUNT

The Maximum Loanable Amount is 90% of the Policy's Net Cash Surrender Value.

EFFECT OF POLICY LOAN

A policy loan will have an effect on future Policy Values, since that portion of the Policy Value in the Loan Account will increase in value at the crediting interest rate rather than varying with the performance of the underlying Portfolios or increasing in value at the rate of interest credited for amounts allocated to the Fixed Account. A policy loan may cause a Policy to be more susceptible to going into default since a policy loan will be reflected in the Net Cash Surrender Value. See "Lapse and Reinstatement." In addition, a policy loan may result in a Policy's failing to satisfy the No-Lapse Guarantee Cumulative Premium Test since the Policy Debt is subtracted from the sum of the premiums paid in determining whether this test is satisfied. Finally, a policy loan will affect the amount payable on the death of the life insured, since the death benefit is reduced by the Policy Debt at the date of death in arriving at the insurance benefit.

INTEREST CHARGED ON POLICY LOANS

Interest on the Policy Debt will accrue daily and be payable annually on the Policy Anniversary. During the first 10 Policy Years, the rate of interest charged will be an effective annual rate of 5.25%. Thereafter, the rate of interest charged will be an effective annual rate of 4%, subject to the Company's reservation of the right to increase the rate as described under the heading "Tax Treatment of Policy Benefits - Interest on Policy Loans After Year 10." If the interest due on a Policy Anniversary is not paid by the policyowner, the interest will be borrowed against the Policy.

Interest on the Policy Debt will continue to accrue daily if there is an outstanding loan when monthly deductions and premium payments cease when the life insured reaches age 100. The Policy will go into default at any time the Policy Debt exceeds the Cash Surrender Value. At least 61 days prior to termination, the Company will send the policyowner a notice of the pending termination. Payment of interest on the Policy Debt during the 61 day grace period will bring the policy out of default.

LOAN ACCOUNT

When a loan is made, an amount equal to the loan principal, plus interest to the next Policy Anniversary, will be deducted from the Investment Accounts or the Fixed Account and transferred to the Loan Account. Amounts transferred into the Loan Account cover the loan principal plus loan interest due to the next Policy Anniversary. The policyowner may designate how the amount to be transferred to the Loan Account is allocated among the accounts from which the transfer is to be made. In the absence of instructions, the amount to be transferred will be allocated to each account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value. A transfer from an Investment Account will result in the cancellation of units of the underlying sub-account equal in value to the amount transferred from the Investment Account. However, since the Loan Account is part of the Policy Value, transfers made in connection with a loan will not change the Policy Value.

INTEREST CREDITED TO THE LOAN ACCOUNT

Interest will be credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. (The Loan Interest Credited Differential is the difference between the rate of interest charged on a policy loan and the rate of interest credited to amounts in the Loan Account.) The Company may change the Current Loan Interest Credited Differential as of 90 days after sending you written notice of such change.

For a Policy that is not a Modified Endowment Contract ("MEC"), the tax consequences associated with a loan interest credited differential of 0% are unclear. A tax advisor should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under federal tax law as a result of the differential between the credited interest rate and the loan interest rate, we retain the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under federal tax law.

LOAN ACCOUNT ADJUSTMENTS

On the first day of each Policy Anniversary the difference between the Loan Account and the Policy Debt is transferred to the Loan Account from the Investment Accounts or the Fixed Account. Amounts transferred to the Loan Account will be taken from the Investment Accounts and the Fixed Account in the same proportion as the value in each Investment Account and the Fixed Account bears to the Net Policy Value.

LOAN REPAYMENTS

Policy Debt may be repaid in whole or in part at any time prior to the death of the life insured, provided that the Policy is in force. When a repayment is made, the amount is credited to the Loan Account and transferred to the Fixed Account or the Investment Accounts. Loan repayments will be allocated first to the Fixed Account until the associated Loan Sub-Account is reduced to zero and then to each Investment Account in the same proportion as the value in the corresponding Loan Sub-Account bears to the value of the Loan Account.

Amounts paid to the Company not specifically designated in writing as loan repayments will be treated as premiums. Where permitted by applicable state law, when a portion of the Loan Account amount is allocated to the Fixed Account, the Company may require that any amounts paid to it be applied to outstanding loan balances.

POLICY SURRENDER AND PARTIAL WITHDRAWALS

POLICY SURRENDER

A Policy may be surrendered for its Net Cash Surrender Value at any time while the life insured is living. The Net Cash Surrender Value is equal to the Policy Value less any surrender charges and outstanding monthly deductions due (the "Cash Surrender Value") minus the Policy Debt. If there have been any prior Face Amount increases, the Surrender Charge will be the sum of the Surrender Charge for the Initial Face Amount plus the Surrender Charge for each increase. The Net Cash Surrender Value will be determined as of the end of the Business Day on which Manulife USA receives the Policy and a written request for surrender at its Service Office. After a Policy is surrendered, the insurance coverage and all other benefits under the Policy will terminate.

PARTIAL WITHDRAWALS

A policyowner may make a partial withdrawal of the Net Cash Surrender Value once each Policy Month after the first Policy Anniversary. The policyowner may specify the portion of the withdrawal to be taken from each Investment Account and the Fixed Account. In the absence of instructions, the withdrawal will be allocated among such accounts in the same proportion as the Policy Value in each account bears to the Net Policy Value. For information on Surrender Charges on a Partial Withdrawal see "Charges and Deductions - Surrender Charges."

Withdrawals will be limited if they would otherwise cause the Face Amount to fall below $100,000.

REDUCTION IN FACE AMOUNT DUE TO A PARTIAL WITHDRAWAL

If Death Benefit Option 1 is in effect when a partial withdrawal is made, the Face Amount of the Policy will be reduced by the amount of the withdrawal plus any applicable Surrender Charges.

If the death benefit is based upon the Policy Value times the minimum death benefit percentage set forth under "Death Benefit - Minimum Death Benefit," the Face Amount will be reduced only to the extent that the amount of the withdrawal plus the portion of the Surrender Charge assessed exceeds the difference between the death benefit and the Face Amount.

When the Face Amount of a Policy is based on one or more increases subsequent to issuance of the Policy, a reduction resulting from a partial withdrawal will be applied in the same manner as a requested decrease in Face Amount, i.e., against the Face Amount provided by the most recent increase, then against the next most recent increases successively and finally against the initial Face Amount.

Partial withdrawals do not affect the Face Amount of a Policy if Death Benefit Option 2 is in effect.

LAPSE AND REINSTATEMENT

LAPSE

Unless the No-Lapse Guarantee is in effect, a Policy will go into default if at the beginning of any Policy Month the Policy's Net Cash Surrender Value would be zero or below after deducting the monthly deduction then due. Therefore, a Policy could lapse eventually if increases in Policy Value (prior to deduction of Policy charges) are not sufficient to cover Policy charges. A lapse could have adverse tax consequences as described under "Tax Treatment of the Policy - Tax Treatment of Policy Benefits - Surrender or Lapse." The Company will notify the policyowner of the default and will allow a 61 day grace period in which the policyowner may make a premium payment sufficient to bring the Policy out of default. The required payment will be equal to the amount necessary to bring the Net Cash Surrender Value to zero, if it was less than zero on the date of default, plus the monthly deductions due at the date of default and payable at the beginning of each of the two Policy Months thereafter, plus any applicable premium charge. If the required payment is not received by the end of the grace period, the Policy will terminate with no value.

NO-LAPSE GUARANTEE

(See Below for provisions applicable for policies issued in Florida)

In those states where it is permitted, as long as the No-Lapse Guarantee Cumulative Premium Test is satisfied during the No-Lapse Guarantee Period, as described below, the Company will guarantee that the Policy will not go into default, even if adverse investment experience or other factors should cause the Policy's Net Cash Surrender Value to fall to zero or below during such period.

The Monthly No-Lapse Guarantee Premium is one-twelfth of the No-Lapse Guarantee Premium.

The No-Lapse Guarantee Premium is set at issue and reflects any Additional Rating and Supplementary Benefits, if applicable. It is subject to change if (i) the face amount of the Policy is changed, (ii) there is a Death Benefit Option change, (iii) there is a decrease in the Face Amount of insurance due to a partial withdrawal, or (iv) there is any change in the supplementary benefits added to the Policy or in the risk classification of the life insured.

The No-Lapse Guarantee Period is described under "Definitions"

While the No-Lapse Guarantee is in effect, the Company will determine at the beginning of the Policy Month that your policy would otherwise be in default, whether the No-Lapse Guarantee Cumulative Premium Test, described below, has been met. If the test has not been satisfied, the Company will notify the policyowner of that fact and allow a 61-day grace period in which the policyowner may make a premium payment sufficient to keep the policy from going into default. This required payment, as described in the notification to the policyowner, will be equal to the lesser of:

(a) the outstanding premium requirement to satisfy the No-Lapse Guarantee Cumulative Premium Test at the date of default, plus the Monthly No-Lapse Guarantee Premium due for the next two Policy Months, or

(b) the amount necessary to bring the Net Cash Surrender Value to zero plus the monthly deductions due, plus the next two monthly deductions plus the applicable premium charge.

If the required payment is not received by the end of the grace period, the No-Lapse Guarantee and the Policy will terminate.

     Policies Issued in Florida. The following changes are applicable for Policies issued prior to September 14, 2001 in Florida:

     A No-Lapse Guarantee Value Test (as opposed to a No-Lapse Guarantee Cumulative Premium Test) is used to determine whether the No-Lapse Guarantee is in effect.

     The No-Lapse Guarantee Value Test is satisfied if, as of the beginning of the Policy Month that your Policy would otherwise be in default, the sum of all premiums paid less:

(a)  the sum of the No-Lapse Guarantee Value Deductions,
(b)  any gross withdrawals, and
(c)  any Policy Debt

     is equal to or greater than zero.

     The No-Lapse Guarantee Value Deduction is set forth in the Table of Values in your Policy. It is set at issue and is recalculated, prospectively, whenever any of the following changes occur under the Policy:

     o   the face amount of insurance changes.
     o   a supplementary benefit is added, changed or terminated.
     o   the risk classification of the life insured changes.
     o a temporary Additional Rating is added (due to a face amount increase), or terminated.
     o   The Death Benefit Option changes.

     If, during the No-Lapse Guarantee Period, the No-Lapse Guarantee Value Test has not been met, the No-Lapse Guarantee Value Test (as opposed to the No-Lapse Guarantee Cumulative Premium Test) will be used to determine the amount necessary to keep your Policy from going into default. This required payment will be equal to the lesser of:

     (a) the amount necessary to satisfy the No-Lapse Guarantee Value Test at the date of default, plus the sum of two monthly No-Lapse Guarantee Value Deductions, or
     (b) the amount necessary to bring the Net Cash Surrender Value to zero plus:
     1.   the monthly deductions due,
     2.   the next two monthly deductions, and
     3.   the applicable premium charge.

NO-LAPSE GUARANTEE CUMULATIVE PREMIUM TEST

The No-Lapse Guarantee Cumulative Premium Test is satisfied if, as of the beginning of the Policy Month that your Policy would otherwise be in default, the sum of all premiums paid to date less any gross withdrawals taken on or before the date of the test and less any Policy Debt is equal to or exceeds the sum of the Monthly No-Lapse Guarantee Premiums due from the

Policy Date to the date of the test.

DEATH DURING GRACE PERIOD

If the life insured should die during the grace period, the Policy Value used in the calculation of the death benefit will be the Policy Value as of the date of default and the insurance benefit will be reduced by any outstanding Monthly Deductions due at the time of death.

REINSTATEMENT

A policyowner can reinstate a Policy which has terminated after going into default at any time within 21 days following the date of termination without furnishing evidence of insurability, subject to the following conditions:

(a)      The life insured's risk classification is standard or preferred, and

(b)      The life insured's Attained Age is less than 46.

A policyowner can, by making a written request, reinstate a Policy which has terminated after going into default at any time within the five-year period following the date of termination subject to the following conditions:

(a) Evidence of the life insured's insurability, satisfactory to the Company is provided to the Company;

(b) A premium equal to the amount that was required to bring the Policy out of default immediately prior to termination, plus the amount needed to keep the Policy in force to the next scheduled date for payment of the Planned Premium must be paid to the Company.

If the reinstatement is approved, the date of reinstatement will be the later of the date the Company approves the policyowner's request or the date the required payment is received at the Company's Service Office. In addition, any surrender charges will be reinstated to the amount they were at the date of default. The Policy Value on the date of reinstatement, prior to the crediting of any Net Premium paid on the reinstatement, will be equal to the Policy Value on the date the Policy terminated.

THE GENERAL ACCOUNT

The general account of Manulife USA consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, Manulife USA has sole discretion over the investment of the assets of the general account.

By virtue of exclusionary provisions, interests in the general account of Manulife USA have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and as a result the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

FIXED ACCOUNT

A policyowner may elect to allocate net premiums to the Fixed Account or to transfer all or a portion of the Policy Value to the Fixed Account from the Investment Accounts. Manulife USA will hold the reserves required for any portion of the

Policy Value allocated to the Fixed Account in its general account. Transfers from the Fixed Account to the Investment Accounts are subject to restrictions.

POLICY VALUE IN THE FIXED ACCOUNT

The Policy Value in the Fixed Account is equal to:

         (a)      the portion of the net premiums allocated to it; plus

         (b)      any amounts transferred to it; plus

         (c)      interest credited to it; less

         (d)      any charges deducted from it; less

         (e)      any partial withdrawals from it; less

         (f)      any amounts transferred from it.

INTEREST ON THE FIXED ACCOUNT

An allocation of Policy Value to the Fixed Account does not entitle the policyowner to share in the investment experience of the general account. Instead, Manulife USA guarantees that the Policy Value in the Fixed Account will accrue interest daily at an effective annual rate of at least 4%, without regard to the actual investment experience of the general account. Consequently, if a policyowner pays the planned premiums, allocates all net premiums only to the general account and makes no transfers, partial withdrawals, or policy loans, the minimum amount and duration of the death benefit of the Policy will be determinable and guaranteed.

OTHER PROVISIONS OF THE POLICY

POLICYOWNER RIGHTS

Unless otherwise restricted by a separate agreement, the policyowner may, until the life insured's death:

-        Vary the premiums paid under the Policy.

-        Change the death benefit option.

-        Change the premium allocation for future premiums.

-        Transfer amounts between sub-accounts.

-        Take loans and/or partial withdrawals.

-        Surrender the contract.

-        Transfer ownership to a new owner.

- Name a contingent owner that will automatically become owner if the policyowner dies before the insured.

-        Change or revoke a contingent owner.

-        Change or revoke a beneficiary.

ASSIGNMENT OF RIGHTS

Manulife USA will not be bound by an assignment until it receives a copy of the assignment at its Service Office. Manulife USA assumes no responsibility for the validity or effects of any assignment.

BENEFICIARY

One or more beneficiaries of the Policy may be appointed by the policyowner by naming them in the application. Beneficiaries may be appointed in three classes-primary, secondary, and final. Beneficiaries may also be revocable or irrevocable. Unless an irrevocable designation has been elected, the beneficiary may be changed by the policyowner during the life insured's lifetime by giving written notice to Manulife USA in a form satisfactory to the Company. The change will take effect as of the date such notice is signed. If the life insured dies and there is no surviving beneficiary, the policyowner, or the policyowner's estate if the policyowner is the life insured, will be the beneficiary. If a beneficiary dies before the seventh day after the death of the life insured, the Company will pay the insurance benefit as if the beneficiary had died before the life insured.

INCONTESTABILITY

Manulife USA will not contest the validity of a Policy after it has been in force during the life insured's lifetime for two years from the Issue Date. It will not contest the validity of an increase in Face Amount, after such increase or addition has been in force during the lifetime of the life insured for two years. If a Policy has been reinstated and been in force during the lifetime of the life insured for less than two years from the reinstatement date, the Company can contest any misrepresentation of a fact material to the reinstatement.

MISSTATEMENT OF AGE OR SEX

If the stated age or sex, or both, of the life insured in the Policy are incorrect, Manulife USA will change the Face Amount so that the death benefit will be that which the most recent monthly charge for the cost of insurance would have purchased for the correct age and sex.

SUICIDE EXCLUSION

If the life insured dies by suicide within two years after the Issue Date (or within the maximum period permitted by the state in which the Policy was delivered, if less than two years), the Policy will terminate and the Company will pay only the premiums paid less any partial Net Cash Surrender Value withdrawal and less any Policy Debt.

If the life insured dies by suicide within two years after the effective date of an increase in Face Amount, the Company will credit the amount of any Monthly Deductions taken for the increase and reduce the Face Amount to what it was prior to the increase. If the insured's death is by suicide, the Death Benefit for that increase will be limited to the Monthly Deductions taken for the increase.

The Company reserves the right to obtain evidence of the manner and cause of death of the life insured.

SUPPLEMENTARY BENEFITS

Subject to certain requirements, one or more supplementary benefits may be added to a Policy, including those providing, term insurance for an additional insured, providing accidental death coverage, waiving monthly deductions upon disability, accelerating benefits in the event of a terminal illness, and, in the case of corporate-owned policies, permitting a change of the life insured (a taxable event). More detailed information concerning these supplementary benefits may be obtained from an authorized agent of the Company. The cost, if any, for supplementary benefits will be deducted as part of the monthly deduction.

TAX TREATMENT OF THE POLICY

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "Service"). No representation is made as to the likelihood of continuation of the present federal income tax laws nor of the current interpretations by the Service. MANULIFE USA DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY POLICY OR ANY TRANSACTION REGARDING THE POLICY.

The Policies may be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the use of such Policies in any such arrangement, the value of which depends in part on the tax consequences, is contemplated, a qualified tax advisor should be consulted for advice on the tax attributes of the particular arrangement.

The Company is taxed as a life insurance company. Because the operations of the Separate Account are a part of, and are taxed with, the Company's operations, the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, the Company is not taxed on the investment income and capital gains of the Separate Account, but the Company may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. The Company's use of these tax credits and deductions will not adversely affect or benefit the Separate Account. The Company does not anticipate that it will be taxed on the income and gains of the Separate Account in the future, but if the Company is, it may impose a corresponding charge against the Separate Account.

LIFE INSURANCE QUALIFICATION

There are several requirements that must be met for a Policy to be considered a Life Insurance Contract under the Code, and thereby to enjoy the tax benefits of such a contract:

- The Policy must satisfy the definition of life insurance under Section 7702 of the Code.

- The investments of the Separate Account must be "adequately diversified" in accordance with Section 817(h) of the Code and Treasury Regulations.

- The Policy must be a valid life insurance contract under applicable state law.

- The Policyowner must not possess "incidents of ownership" in the assets of the Separate Account.

These four items are discussed in detail below.

DEFINITION OF LIFE INSURANCE

Section 7702 of the Code sets forth a definition of a life insurance contract for federal tax purposes. For a Policy to be a life insurance contract, it must satisfy either the Cash Value Accumulation Test or the Guideline Premium and the Cash Value Corridor Tests. By limiting cash value at any time to the net single premium that would be required in order to fund future benefits under the Policy, the Cash Value Accumulation Test in effect requires a minimum death benefit for a given Policy Value. The Guideline Premium Test also requires a minimum death benefit, but in addition limits the total premiums that can be paid into a Policy for a given amount of death benefit.

With respect to a Policy that is issued on the basis of a standard rate class, the Company believes (largely in reliance on IRS Notice 88-128 and the proposed mortality charge regulations under Section 7702, issued on July 5, 1991) that such a Policy should meet the Section 7702 definition of a life insurance contract.

With respect to a Policy that is issued on a substandard basis (i.e., a rate class involving higher-than-standard mortality risk), there is less guidance, in particular as to how mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. Thus it is not clear whether or not such a Policy would satisfy Section 7702, particularly if the policyowner pays the full amount of premiums permitted under the Policy.

The Secretary of the Treasury (the "Treasury") is authorized to prescribe regulations implementing Section 7702. However, while proposed regulations and other interim guidance have been issued, final regulations have not been adopted and guidance as to how Section 7702 is to be applied is limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such a Policy would not provide the tax advantages normally provided by a life insurance policy.

If it is subsequently determined that a Policy does not satisfy Section 7702, the Company may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, the Company reserves the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

DIVERSIFICATION

Section 817(h) of the Code requires that the investments of the Separate Account be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the Trust, intends to comply with the diversification requirements prescribed in Treas. Reg. Sec. 1.817-5, which affect how the Trust's assets are to be invested. The Company believes that the Separate Account will thus meet the diversification requirement, and the Company will monitor continued compliance with the requirement.

STATE LAW

A policy must qualify as a valid life insurance contract under applicable state laws. State regulations require that the policyowner have appropriate insurable interest in the life insured. Failure to establish an insurable interest may result in the Policy not qualifying as a life insurance contract for federal tax purposes.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their Policies. In those circumstances, income and gains from the separate account assets would be includible in the variable policyowner's gross income. The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyowners may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Policy has many more portfolio's to which policyowners may allocate premium payments and Policy Values than were available in the policies described in the rulings. These differences could result in an owner being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Policy as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX TREATMENT OF POLICY BENEFITS

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

The Company believes that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for federal income tax purposes. Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, partial withdrawal, surrender, change in ownership, the addition of an accelerated death benefit rider, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policyowner or beneficiary.

DEATH BENEFIT

The death benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code.

CASH VALUES

Generally, the policyowner will not be deemed to be in constructive receipt of the Policy Value, including increments thereof, until there is a distribution. This includes additions attributable to interest, dividends, appreciation or gains realized on transfers among sub-accounts.

INVESTMENT IN THE POLICY

Investment in the Policy means:

- the aggregate amount of any premiums or other consideration paid for a Policy; minus

- the aggregate amount, other than loan amounts, received under the Policy which has been excluded from the gross income of the policyowner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract ("MEC"), to the extent such amount has been excluded from gross income, will be disregarded); plus

- the amount of any loan from, or secured by a Policy that is a MEC to the extent that such amount has been included in the gross income of the policyowner.

The repayment of a policy loan, or the payment of interest on a loan, does not affect the Investment in the Policy.

SURRENDER OR LAPSE

Upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of Policy Debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

If, at the time of lapse or surrender, a Policy has a loan, the loan is extinguished and the amount of the loan is a deemed payment to the policyholder. If the amount of this deemed payment exceeds the investment in the contract, the excess is taxable income and is subject to Internal Revenue Service reporting requirements.

DISTRIBUTIONS

The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a MEC.

DISTRIBUTIONS FROM NON-MEC'S

A distribution from a non-MEC is generally treated as a tax-free recovery by the policyowner of the Investment in the Policy to the extent of such Investment in the Policy, and as a distribution of taxable income only to the extent the distribution exceeds the Investment in the Policy. Loans from, or secured by, a non-MEC are not treated as distributions. Instead, such loans are treated as indebtedness of the policyowner.

FORCE OUTS

An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the policyowner in order for the Policy to continue to comply with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Changes include partial withdrawals and death benefit option changes.

DISTRIBUTIONS FROM MEC'S

Policies classified as MEC's will be subject to the following tax rules:

- First, all partial withdrawals from such a Policy and assignments or pledges of any part of its value are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy Value immediately before the distribution over the Investment in the Policy at such time.

- Second, loans taken from or secured by such a Policy are treated as partial withdrawals from the Policy and taxed accordingly. Past-due loan interest that is added to the loan amount is treated as a loan.

- Third, a 10% additional income tax is imposed on the portion of any distribution (including distributions on surrender) from, or loan taken from or secured by, such a policy that is included in income except where the distribution or loan:

         - is made on or after the date on which the policyowner attains age 59 -1/2;

         -        is attributable to the policyowner becoming disabled; or

         - is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and the policyowner's beneficiary.

         These exceptions are not likely to apply in situations where the Policy is not owned by an individual.

Definition of Modified Endowment Contracts

Section 7702A establishes a class of life insurance contracts designated as "Modified Endowment Contracts" or "MECs," which applies to Policies entered into or materially changed after June 20, 1988.

In general, a Policy will be a MEC if the accumulated premiums paid at any time during the first seven Policy Years exceed the "seven-pay premium limit". The seven-pay premium limit on any date is equal to the sum of the net level premiums that would have been paid on or before such date if the policy provided for paid-up future benefits after the payment of seven level annual premiums (the "seven-pay premium").

The rules relating to whether a Policy will be treated as a MEC are extremely complex and cannot be adequately described in the limited confines of this summary. Therefore, a current or prospective policyowner should consult with a competent adviser to determine whether a transaction will cause the Policy to be treated as a MEC.

Material Changes

A Policy that is not a MEC may become a MEC if it is "materially changed." If there is a material change to the Policy, the seven year testing period for MEC status is restarted. The material change rules for determining whether a Policy is a MEC are complex. In general, however, the determination of whether a Policy will be a MEC after a material change generally depends upon the relationship among the death benefit of the Policy at the time of such change, the Policy Value at the time of the change, and the additional premiums paid into the Policy during the seven years starting with the date on which the material change occurs.

Reductions in Face Amount

If there is a reduction in benefits during the first seven Policy Years, the seven-pay premium limit is recalculated as if the policy had been originally issued at the reduced benefit level. Failure to comply would result in classification as a MEC regardless of any efforts by the Company to provide a payment schedule that will not violate the seven pay test.

Exchanges

A life insurance contract received in exchange for a MEC will also be treated as a MEC.

Processing of Premiums

If a premium which would cause the Policy to become a MEC is received within 23 days of the next Policy Anniversary, the Company will not apply the portion of the premium which would cause MEC status ("excess premium") to the Policy when received. The excess premium will be placed in a suspense account until the next anniversary date, at which point the excess premium, along with interest, earned on the excess premium at a rate of 3.5% from the date the premium was received, will be applied to the Policy. (Any amount that would still be excess premium on the next anniversary will be refunded to the policyowner.) The policyowner will be advised of this action and will be offered the opportunity to have the premium credited as of the original date received or to have the premium returned. If the policyowner does not respond, the premium and interest will be applied to the Policy as of the next anniversary.

If a premium which would cause the Policy to become a MEC is received more than 23 days prior to the next Policy Anniversary, the Company will refund any excess premium to the policyowner. The portion of the premium which is not excess will be applied as of the date received. The policyowner will be advised of this action and will be offered the opportunity to return the premium and have it credited to the account as of the original date received.

If in connection with the application or issue of the Policy, the policyowner acknowledges that the policy is or will become a MEC, excess premiums that would cause MEC status will be credited to the account as of the original date received.

Multiple Policies

All MEC's that are issued by a Company (or its affiliates) to the same policyowner during any calendar year are treated as one MEC for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

POLICY LOAN INTEREST

Generally, personal interest paid on any loan under a Policy which is owned by an individual is not deductible. For policies purchased on or after January 1, 1996, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or is financially interested in the business carried on by the taxpayer will not be tax deductible unless the employee is a key person within the meaning of Section 264 of the Code. A deduction will not be permitted for interest on a loan under a Policy held on the life of a key person to the extent the aggregate of such loans with respect to contracts covering the key person exceed $50,000. The number of employees who can qualify as key persons depends in part on the size of the employer but cannot exceed 20 individuals.

Furthermore, if a non-natural person owns a Policy, or is the direct or indirect beneficiary under a Policy, section 264(f) of the Code disallows a pro-rata portion of the taxpayer's interest expense allocable to unborrowed Policy cash values attributable to insurance held on the lives of individuals who are not 20% (or more) owners of the taxpayer-entity, officers, employees, or former employees of the taxpayer.

The portion of the interest expense that is allocable to unborrowed Policy cash values is an amount that bears the same ratio to that interest expense as the taxpayer's average unborrowed Policy cash values under such life insurance policies bear to the sum of such unborrowed Policy cash values and the average adjusted bases for all other assets of the taxpayer.

If the policyowner is an individual and if the taxpayer is a business and is not the policyowner, but is the direct or indirect beneficiary under the Policy, then the amount of unborrowed cash value of the Policy taken into account in computing the portion of the taxpayer's interest expense allocable to unborrowed Policy cash values cannot exceed the benefit to which the taxpayer is directly or indirectly entitled under the Policy.

INTEREST ON POLICY LOANS AFTER YEAR 10

Interest credited to amounts in the Loan Account at an effective annual rate of at least 4.00%. The actual rate credited is equal to the rate of interest charged on the policy loan less than the Loan Interest Credited Differential, which is currently 1.25% during the first ten policy years and 0% thereafter, and is guaranteed not to exceed 1.25%. The tax consequences associated with a loan interest credited differential of 0% are unclear. A tax adviser should be consulted before effecting a loan to evaluate the tax consequences that may arise in such a situation. If we determine, in our sole discretion, that there is a substantial risk that a loan will be treated as a taxable distribution under Federal tax law as a result of the differential between the credited interest rate and the loan interest rate, the Company retains the right to increase the loan interest rate to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by any IRS ruling or regulation or any court decision, the amount of increase will be that which the Company considers to be most likely to result in the transaction being treated as a loan under Federal tax law.

POLICY EXCHANGES

A policyowner generally will not recognize gain upon the exchange of a Policy for another life insurance policy covering the same life insured issued by the Company or another insurance company, except to the extent that the policyowner receives cash in the exchange or is relieved of Policy indebtedness as a result of the exchange. The receipt of cash or forgiveness of indebtedness is treated as "boot" which is taxable up to the amount of the gain in the policy. In no event will the gain recognized exceed the amount by which the Policy Value (including any unpaid loans) exceeds the policyowner's Investment in the Policy.

OTHER TRANSACTIONS

A transfer of the Policy, a change in the owner, a change in the life insured, a change in the beneficiary, and certain other changes to the Policy, as well as particular uses of the Policy (including use in a so called "split-dollar" arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser. For instance, if the owner transfers the Policy or designates a new owner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Life Insured may in certain circumstances be includible in taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums or other amounts subsequently paid by the transferee. Further, in such a case, if the consideration received exceeds the transferor's Investment in the Policy, the difference will be taxed to the transferor as ordinary income.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the individual circumstances of each policyowner and beneficiary.

ALTERNATIVE MINIMUM TAX

Corporate owners may be subject to Alternative Minimum Tax on the annual increases in Cash Surrender Values and on the Death Benefit proceeds.

INCOME TAX REPORTING

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

-        the value each year of the life insurance protection provided;

-        an amount equal to imputed interest on a deemed employer loan;

-        an amount equal to any employer-paid premiums; or

- some or all of the amount by which the current value exceeds the employer's interest in the Policy.

Participants should consult with their tax adviser to determine the tax consequences of these arrangements.

OTHER INFORMATION

PAYMENT OF PROCEEDS

As long as the Policy is in force, Manulife USA will ordinarily pay any policy loans, surrenders, partial withdrawals or insurance benefit within seven days after receipt at its Service Office of all the documents required for such a payment. The Company may delay for up to six months the payment from the Fixed Account of any policy loans, surrenders, partial withdrawals, or insurance benefit. In the case of any such payments from any Investment Account the Company may delay payment during any period during which (i) the New York Stock Exchange is closed for trading (except for normal weekend and holiday closings),
(ii) trading on the New York Stock Exchange is restricted, and (iii) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; provided that applicable rules and regulations of the Commission shall govern as to whether the conditions described in (ii) and (iii) exist.

REPORTS TO POLICYOWNERS

Within 30 days after each Policy Anniversary, Manulife USA will send the policyowner a statement showing, among other things:

-        the amount of death benefit;

- the Policy Value and its allocation among the Investment Accounts, the Fixed Account and the Loan Account;

- the value of the units in each Investment Account to which the Policy Value is allocated;

-        the Policy Debt and any loan interest charged since the last report;

- the premiums paid and other Policy transactions made during the period since the last report; and

-        any other information required by law.

Each policyowner will also be sent an annual and a semi-annual report for the Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

DISTRIBUTION OF THE POLICIES

Manulife Financial Securities LLC ("Manulife Financial Securities"), an indirect wholly-owned subsidiary of MFC, will act as the principal underwriter of, and continuously offer, the Policies pursuant to a Distribution Agreement with Manulife USA. Manulife Financial Securities is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. Manulife Financial Securities is located at 73 Tremont Street, Boston, MA 02108 and is organized as a Delaware limited liability company. The managing member of Manulife Financial Securities is Manulife USA. The Policies will be sold by registered representatives of either Manulife Financial Securities or other broker-dealers having distribution agreements with Manulife Financial Securities who are also authorized by state insurance departments to do so. The Policies will be sold in all states of the United States except New York.

A registered representative will receive commissions not to exceed 105% of premiums in the first year, 2% of all premiums paid in the second year and after, and after the second anniversary 0.15% of the Net Policy Value per year. Representatives who meet certain productivity standards with regard to the sale of the Policies and certain other policies issued by Manulife USA or Manufacturers Life will be eligible for additional compensation.

RESPONSIBILITIES OF MANUFACTURERS LIFE

Manufacturers Life and Manulife USA, have entered into an agreement with Manulife Financial Securities pursuant to which Manufacturers Life or Manulife USA, on behalf of Manulife Financial Securities will pay the sales commissions in respect of the Policies and certain other policies issued by Manulife USA, prepare and maintain all books and records required to be prepared and maintained by Manulife Financial Securities with respect to the Policies and such other policies, and send all confirmations required to be sent by Manulife Financial Securities with respect to the Policies and such other policies. Manulife Financial Securities will promptly reimburse Manufacturers Life or Manulife USA for all sales commissions paid by Manufacturers Life or Manulife U.S.A and will pay Manufacturers Life or Manulife U.S.A for its other services under the agreement in such amounts and at such times as agreed to by the parties.

MFC has also entered into a Service Agreement with Manulife USA pursuant to which MFC will provide to Manulife USA with issue, administrative, general services and record keeping functions on behalf of Manulife USA with respect to all of its insurance policies including the Policies.

Finally, Manulife USA may, from time to time in its sole discretion, enter into one or more reinsurance agreements with other life insurance companies under which policies issued by it may be reinsured, such that its total amount at risk under a policy would be limited for the life of the insured.

VOTING RIGHTS

As stated previously, all of the assets held in each sub-account of the Separate Account will be invested in shares of a particular Portfolio of the Trust. Manulife USA is the legal owner of those shares and as such has the right to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matters that may be voted upon at a shareholders' meeting. However, Manulife USA will vote shares held in the sub-accounts in accordance with instructions received from policyowners having an interest in such sub-accounts. Shares held in each sub-account for which no timely instructions from policyowners are received, including shares not attributable to the Policies, will be voted by Manulife USA in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manulife USA to vote shares held in the Separate Account in its own right, it may elect to do so.

The number of shares in each sub-account for which instructions may be given by a policyowner is determined by dividing the portion of the Policy Value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manulife USA, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting.

Manulife USA may, if required by state officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Portfolios, or to approve or disapprove an investment management contract. In addition, the Company itself may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that Manulife USA reasonably disapproves such changes in accordance with applicable federal regulations. If Manulife USA does disregard voting instructions, it will advise policyowners of that action and its reasons for such action in the next communication to policyowners.

SUBSTITUTION OF PORTFOLIO SHARES

Although we believe it to be unlikely, it is possible that in the judgment of the management of Manulife U.SA., one or more of the Portfolios may become unsuitable for investment by the Separate Account because of a change in investment policy or a change in the applicable laws or regulations, because the shares are no longer available for investment, or for some other reason. In that event, Manulife USA may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the Commission and one or more state insurance departments may be required.

Manulife USA also reserves the right (i) to combine other separate accounts with the Separate Account, (ii) to create new separate accounts, (iii) to establish additional sub-accounts within the Separate Account to invest in additional portfolios of the Trust or another management investment company, (iv) to eliminate existing sub-accounts and to stop accepting new allocations and transfers into the corresponding portfolio, (v) to combine sub-accounts or to transfer assets in one sub-account to another sub-account or (vi) to transfer assets from the Separate Account to another separate account and from another separate account to the Separate Account. The Company also reserves the right to operate the Separate Account as a management investment company or other form permitted by law, and to de-register the Separate Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

RECORDS AND ACCOUNTS

The Service Office will perform administrative functions, such as decreases, increases, surrenders and partial withdrawals, and fund transfers on behalf of the Company.

All records and accounts relating to the Separate Account and the Portfolios will be maintained by the Company. All financial transactions will be handled by the Company. All reports required to be made and information required to be given will be provided by the Company.

STATE REGULATIONS

Manulife USA is subject to the regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials, and meet all standards set by law, in each jurisdiction where they are sold.

Manulife USA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

LITIGATION

No litigation is pending that would have a material effect upon the Separate Account or the Trust.

INDEPENDENT AUDITORS

The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of Separate Account Three of The Manufacturers Life Insurance Company of America at December 31, 2001, and for each of the two years in the period ended December
31, 2001, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FURTHER INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the Commission. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained from the Commission's principal office in Washington D.C. upon payment of the prescribed fee. The Commission also maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the Commission which is located at http://www.sec.gov.

For further information you may also contact Manulife USA's Home Office, the address and telephone number of which are on the first page of the prospectus.

OFFICERS AND DIRECTORS

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
James Boyle (43)**   President, U.S.           President, U.S. Annuities, Manulife USA, January 2002 to present; Senior Vice
                     Annuities, Director       President, U.S. Annuities, The Manufacturers Life Insurance Company, July 1999
                                               to present; President, The Manufacturers Life Insurance Company of North
                                               America, July 1999 to December 2001; Vice President, Institutional Markets,
                                               Manulife Financial, May 1998 to June 1999; Vice President, Administration of
                                               U.S. Annuities, Manulife Financial, September 1996 to May 1998; Vice President,
                                               Treasurer and Chief Administrative Officer, North American Funds, June 1994 to
                                               September 1996.

Robert A. Cook       President, U.S.           President, U.S. Individual Insurance, Manulife USA, January 2002 to present;
(47)**               Insurance; Director       Senior Vice President, U.S. Individual Insurance, Manulife USA, January 1999 to
                                               December 2001; Senior Vice President, The Manufacturers Life Insurance Company,
                                               January 1999 to present; Vice President, Product Management, The Manufacturers
                                               Life Insurance Company, January 1996 to December 1998; Sales and Marketing
                                               Director, The Manufacturers Life Insurance Company, 1994 to 1995.

Peter Copestake      Vice President, Finance   Vice President, Finance, Manulife USA, December 1999 to present; Vice President
(46)***                                        & Treasurer, The Manufacturers Life Insurance Company, November 1999 to
                                               present; Vice President, Asset Liability Management, Canadian Imperial Bank of
                                               Commerce (CIBC), 1991 to 1999; Director, Capital Management, Bank of Montreal,
                                               1986-1990; Inspector General of Banks, Department of Finance, 1980-1985.

John D. DesPrez      Chairman and President    President, Manulife USA, January 1999 to date; Executive Vice President, U.S.
III (45)**                                     Operations, The Manufacturers Life Insurance Company, January 1999 to present;
                                               Senior Vice President, U.S. Annuities, The Manufacturers Life Insurance
                                               Company, September 1996 to December 1998; President of The Manufacturers Life
                                               Insurance Company of North America, September 1996 to December, 1998; Vice
                                               President, Mutual Funds, North American Security Life Insurance Company ,
                                               January 1995 to September 1996.

James D. Gallagher   Vice President,           Vice President,  Secretary & General Counsel, Manulife USA, January 1996 to
(47)**               Secretary and General     present; Vice President, Chief Legal Officer & Government Relations, U.S.
                     Counsel                   Operations, The Manufacturers Life Insurance Company, January 1996 to present;
                                               President, The Manufacturers Life Insurance Company of New York, August 1999 to
                                               present;  Vice President, Secretary and General Counsel, The Manufacturers Life
                                               Insurance Company of America, January 1997 to present; Secretary and General
                                               Counsel, Manufacturers Adviser Corporation, January 1997 to present; Vice
                                               President, Secretary and General Counsel, The Manufacturers Life Insurance
                                               Company of North America, 1994 to December 2001.

Donald Guloien       Executive Vice            Executive Vice President & Chief Investments Officer, Manulife USA, June 2001
(45)***              President and Chief       to present; Executive Vice President & Chief Investment Officer, The
                     Investment Officer        Manufacturers Life Insurance Company, March 2001 to present; Executive Vice
                                               President, Business Development, The Manufacturers Life

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
                                               Insurance Company, January 1999 to March 2001; Senior Vice President, Business
                                               Development, The Manufacturers Life Insurance Company, 1994 to December 1998.

Geoffrey Guy         Director                  Executive Vice President and Chief Actuary, The Manufacturers Life Insurance
(54)***                                        Company, February 2000 to present; Senior Vice President and Chief Actuary, The
                                               Manufacturers Life Insurance Company, 1996 to 2000; Vice President and Chief
                                               Actuary, The Manufacturers Life Insurance Company, 1993 to 1996; Vice President
                                               and Chief Financial Officer, U.S. Operations, The Manufacturers Life Insurance
                                               Company, 1987 to 1993.

John Lyon            Vice President and        Vice President &  Chief Financial Officer, Investments, Manulife USA, June 2001
(49) ***             Chief Financial           to present;  Vice President & Chief Financial Officer, Investments, The
                     Officer, Investments;     Manufacturers Life Insurance Company; April 2001 to present; Vice President,
                     Director                  Business Development, The Manufacturers Life Insurance Company, 1995-2001;
                                               Assistant Vice President, Business Development, The Manufacturers Life
                                               Insurance Company, 1994-1995; Director/Manager, Corporate Finance, The
                                               Manufacturers Life Insurance Company, 1992-1994.

Steven Mannik        President, Reinsurance;   President, Reinsurance, Manulife USA, January 2001 to present; Senior Vice
(43)***              Director                  President, Reinsurance Operations, The Manufacturers Life Insurance Company,
                                               June 2001 to present;  President, Manulife Reinsurance Corporation (U.S.A.),
                                               June, 2001 to December 2001; Vice President, Business Development, The
                                               Manufacturers Life Insurance Company, 1999 to June 2001; Principal, Towers
                                               Perrin, 1988 to 1999.

James O'Malley       President, U.S.           President, U.S. Pensions, Manulife USA, January 2002 to present, Senior Vice
(55)***              Pensions; Director        President, U.S. Pensions, Manulife USA, January 1999 to December present;
                                               Senior Vice President, U.S. Pensions, The Manufacturers Life Insurance Company,
                                               January 1999 to present; Vice President, Systems New Business Pensions, The
                                               Manufacturers Life Insurance Company,  1984 to December 1998.

Rex Schlaybaugh,     Director                  Member, Dykema Gossett, PLLC, 1982 to present; Vice Chairman, Oxford
Jr.  (52)****                                  Automotive, Inc. 1997 to present

John Ostler          Executive Vice            Executive Vice President and Chief Financial Officer, Manulife USA, January
(48)***              President and Chief       2002 to present; Vice President and Chief Financial Officer, Manulife USA,
                     Financial Officer         October 1, 2000 to present; Vice President and Chief Financial Officer, U.S.
                                               Operations, The Manufacturers Life Insurance Company, October 1, 2000 to
                                               present; Vice President and Corporate Actuary, The Manufacturers Life Insurance
                                               Company, March 1998 to September 2000; Vice President & CFO U.S. Individual
                                               Insurance, The Manufacturers Life Insurance Company, 1992 to March 1998; Vice
                                               President, U.S. Insurance Products, The Manufacturers Life Insurance Company,
                                               1990 - 1992; Assistant Vice President & Pricing Actuary, US Insurance, The
                                               Manufacturers Life Insurance Company, 1988-1990.

Warren Thomson       Senior Vice President,    Senior Vice President, Investments, Manulife USA, June 2001 to present; Senior
(47)***              Investments               Vice President, Investments, The Manufacturers Life Insurance Company, May 2001
                                               to Present; President, Norfolk Capital Partners Inc. 2000 - May 2001; Managing
                                               Director, Public Sector Finance, New Capital Group Inc.

                     POSITION WITH
NAME                 MANULIFE USA              PRINCIPAL OCCUPATION
------------------------------------------------------------------------------------------------------------------------------------
                                               1995-2000; Tax Partner, Coopers & Lybrand Chartered Accounts, 1994-1995; Taxation
                                               Vice President, The Manufacturers Life Insurance Company, 1987-1994.

Denis Turner         Senior Vice President     Senior Vice President and  Treasurer, Manulife USA, January 2002 to present;
(45)***              and Treasurer             Vice President and Treasurer, Manulife USA, May 1999 to December 2001; Vice
                                               President and Chief Accountant, U.S. Operations, The Manufacturers Life
                                               Insurance Company, May 1999 to present; Vice President and Treasurer, The
                                               Manufacturers Life Insurance Company of America, May 1999 to present; Assistant
                                               Vice President, Financial Operations, Reinsurance Division, The Manufacturers
                                               Life Insurance Company, February 1998 to April 1999; Assistant Vice President &
                                               Controller, Reinsurance Division, The Manufacturers Life Insurance Company,
                                               November 1995, to January 1998, Assistant Vice President, Corporate
                                               Controllers, The Manufacturers Life Insurance Company, January 1989 to October
                                               1995.

**Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02108.

***Principal business address is Manulife Financial, 200 Bloor Street East, Toronto, Ontario Canada M4W 1E5.

****Principal business address is Dykema Gossett, 800 Michigan National Tower, Lansing, Michigan 48933.


OPTIONAL TERM RIDER

The Policy may be issued with an optional term insurance rider (the "Term Rider"). The benefit of the term rider is that the cost of insurance rates will always be less than or equal to the cost of insurance rates on the Policy. HOWEVER, UNLIKE THE DEATH BENEFIT UNDER THE POLICY, THE DEATH BENEFIT UNDER THE TERM RIDER IS NOT PROTECTED BY THE NO LAPSE GUARANTEE AFTER THE SECOND POLICY YEAR AND TERMINATES AT AGE 100.

ILLUSTRATIONS

The tables set forth in Appendix A illustrate the way in which a Policy's Death Benefit, Policy Value, and Cash Surrender Value could vary over an extended period of time.

APPENDIX A - SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect an average of those Portfolios' current expenses (excluding those of the Equity Index Trust), which is approximately 0.937% per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.933%, 5.012% and 10.956%. The illustrations reflect the current expense reimbursements in effect for the Lifestyle Trusts and the Index Trusts. In the absence of such expense reimbursements, the average of the Portfolio's current expenses would have been 01.019% per annum and the gross annual rates of return of 0%, 6% and 12% would have corresponded to approximate net annual rates of return of - 1.014%, 4.926% and 10.865%. The expense reimbursements for certain of the Trusts (as described in the "Trust Annual Expenses" table) are expected to remain in effect during the fiscal year ended December 31, 2002. Were the expense reimbursements to terminate, the average of the Portfolios' current expenses would be higher and the approximate net annual rates of return would be lower.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are four tables shown for each combination of age and death benefit option for a Policy issued to a male non-smoker:

20 Year No Lapse Guarantee

- one based on current cost of insurance charges assessed by the Company and reflecting a 20 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 20 year no lapse guarantee.

10 Year No Lapse Guarantee

- one based on current cost of insurance charges assessed by the Company and reflecting a 10 year no lapse guarantee

- one based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables and reflecting a 10 year no lapse guarantee.

Current cost of insurance charges are not guaranteed and may be changed. Upon request, Manulife USA will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested. Illustrations for smokers would show less favorable results than the illustrations shown below.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, the Company may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

 The Policies have been offered to the public only since approximately May 1, 1999. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

               Illustrations reflecting 20 Year No Lapse Guarantee

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium

                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                      6% Hypothetical                      12% Hypothetical
                           Gross Investment Return              Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy          Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value     Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                           Value (3)                             Value (3)
       1        2,373   1,019             0     500,000     1,110             0     500,000        1,201            0      500,000
       2        4,865   2,200             0     500,000     2,452             0     500,000        2,715            0      500,000
       3        7,481   3,336             0     500,000     3,823             0     500,000        4,354          169      500,000
       4       10,228   4,404           810     500,000     5,204         1,610     500,000        6,110        2,516      500,000
       5       13,112   5,426         2,423     500,000     6,614         3,611     500,000        8,015        5,011      500,000
       6       16,141   6,377         3,964     500,000     8,029         5,617     500,000       10,057        7,644      500,000
       7       19,321   7,258         5,437     500,000     9,450         7,628     500,000       12,251       10,430      500,000
       8       22,660   8,092         6,862     500,000    10,899         9,668     500,000       14,637       13,406      500,000
       9       26,166   8,921         8,281     500,000    12,418        11,778     500,000       17,276       16,636      500,000
      10       29,847   9,736         9,687     500,000    14,004        13,955     500,000       20,187       20,138      500,000
      15       51,206  12,938        12,938     500,000    22,517        22,517     500,000       39,763       39,763      500,000
      20       78,466  13,824        13,824     500,000    30,924        30,924     500,000       69,968       69,968      500,000
      25      113,256  11,015        11,015     500,000    37,731        37,731     500,000      117,031      117,031      500,000
      30      157,659   1,282         1,282     500,000    39,006        39,006     500,000      190,616      190,616      500,000
      35      214,330       0(4)          0(4)        0(4) 27,347        27,347     500,000      309,354      309,354      500,000
      40      286,658                                           0(4)          0(4)        0(4)   513,243      513,243      549,170
      45      378,968                                                                            858,167      858,167      901,076
      50      496,783                                                                          1,417,197    1,417,197    1,488,057
      55      647,147                                                                          2,310,776    2,310,776    2,426,315
      60      839,054                                                                          3,773,311    3,773,311    3,811,044
      65    1,083,982                                                                          6,280,249    6,280,249    6,280,249

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        2,373   1,019             0     500,000     1,110            0     500,000        1,201            0      500,000
       2        4,865   2,029             0     500,000     2,274            0     500,000        2,532            0      500,000
       3        7,481   2,970             0     500,000     3,435            0     500,000        3,944            0      500,000
       4       10,228   3,838           244     500,000     4,587          993     500,000        5,439        1,845      500,000
       5       13,112   4,624         1,621     500,000     5,719        2,715     500,000        7,016        4,013      500,000
       6       16,141   5,326         2,913     500,000     6,825        4,413     500,000        8,679        6,266      500,000
       7       19,321   5,930         4,108     500,000     7,891        6,069     500,000       10,421        8,600      500,000
       8       22,660   6,437         5,206     500,000     8,914        7,683     500,000       12,252       11,022      500,000
       9       26,166   6,834         6,194     500,000     9,878        9,238     500,000       14,167       13,527      500,000
      10       29,847   7,124         7,075     500,000    10,781       10,732     500,000       16,175       16,125      500,000
      15       51,206   7,054         7,054     500,000    14,540       14,540     500,000       28,656       28,656      500,000
      20       78,466   2,088         2,088     500,000    13,869       13,869     500,000       43,767       43,767      500,000
      25      113,256       0(4)          0(4)        0(4)  2,920        2,920     500,000       59,042       59,042      500,000
      30      157,659                                           0(4)         0(4)        0(4)    68,425       68,425      500,000
      35      214,330                                                                            54,985       54,985      500,000
      40      286,658                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        3,224   1,761             0     501,761     1,896            0     501,896        2,032            0      502,032
       2        6,608   3,670             0     503,670     4,055            0     504,055        4,458            0      504,458
       3       10,162   5,519           875     505,519     6,277        1,633     506,277        7,100        2,457      507,100
       4       13,894   7,287         3,299     507,287     8,541        4,553     508,541        9,957        5,969      509,957
       5       17,812   8,995         5,662     508,995    10,869        7,537     510,869       13,070        9,737      513,070
       6       21,926  10,618         7,940     510,618    13,238       10,560     513,238       16,439       13,762      516,439
       7       26,246  12,157        10,136     512,157    15,648       13,627     515,648       20,089       18,067      520,089
       8       30,782  13,637        12,271     513,637    18,125       16,759     518,125       24,071       22,706      524,071
       9       35,544  15,098        14,388     515,098    20,713       20,003     520,713       28,465       27,754      528,465
      10       40,545  16,534        16,479     516,534    23,410       23,355     523,410       33,301       33,247      533,301
      15       69,558  22,959        22,959     522,959    38,606       38,606     538,606       66,410       66,410      566,410
      20      106,588  26,794        26,794     526,794    55,181       55,181     555,181      118,381      118,381      618,381
      25      153,848  26,675        26,675     526,675    71,832       71,832     571,832      199,856      199,856      699,856
      30      214,166  19,526        19,526     519,526    84,757       84,757     584,757      325,911      325,911      825,911
      35      291,148     531           531     500,531    87,001       87,001     587,001      519,160      519,160    1,019,160
      40      389,398       0(4)          0(4)        0(4) 64,873       64,873     564,873      811,503      811,503    1,311,503
      45      514,793                                           0(4)         0(4)        0(4) 1,248,589    1,248,589    1,748,589
      50      674,833                                                                         1,897,293    1,897,293    2,397,293
      55      879,089                                                                         2,859,613    2,859,613    3,359,613
      60    1,139,777                                                                         4,308,389    4,308,389    4,808,389
      65    1,472,488                                                                         6,529,814    6,529,814    7,029,814

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        3,224   1,761             0     501,761     1,896            0     501,896        2,032            0      502,032
       2        6,608   3,497             0     503,497     3,877            0     503,877        4,275            0      504,275
       3       10,162   5,151           507     505,151     5,887        1,243     505,887        6,688        2,044      506,688
       4       13,894   6,718         2,730     506,718     7,920        3,932     507,920        9,282        5,293      509,282
       5       17,812   8,189         4,856     508,189     9,968        6,635     509,968       12,064        8,732      512,064
       6       21,926   9,561         6,884     509,561    12,026        9,349     512,026       15,050       12,373      515,050
       7       26,246  10,821         8,800     510,821    14,078       12,057     514,078       18,243       16,222      518,243
       8       30,782  11,972        10,606     511,972    16,126       14,760     516,126       21,666       20,300      521,666
       9       35,544  12,999        12,289     512,999    18,153       17,443     518,153       25,324       24,613      525,324
      10       40,545  13,905        13,851     513,905    20,159       20,104     520,159       29,242       29,187      529,242
      15       69,558  17,053        17,053     517,053    30,559       30,559     530,559       55,129       55,129      555,129
      20      106,588  15,110        15,110     515,110    38,047       38,047     538,047       91,677       91,677      591,677
      25      153,848   4,460         4,460     504,460    37,361       37,361     537,361      140,756      140,756      640,756
      30      214,166       0(4)          0(4)        0(4) 19,640       19,640     519,640      202,953      202,953      702,953
      35      291,148                                           0(4)         0(4)        0(4)   272,884      272,884      772,884
      40      389,398                                                                           334,102      334,102      834,102
      45      514,793                                                                           343,839      343,839      843,839
      50      674,833                                                                           226,330      226,330      726,330
      55      879,089                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        8,337   4,231             0     500,000     4,571            0     500,000        4,913            0      500,000
       2       17,091   8,258             0     500,000     9,201          752     500,000       10,188        1,740      500,000
       3       26,282  12,228         4,824     500,000    14,042        6,638     500,000       16,019        8,615      500,000
       4       35,934  15,971         9,612     500,000    18,929       12,571     500,000       22,285       15,927      500,000
       5       46,067  19,668        14,355     500,000    24,049       18,736     500,000       29,224       23,911      500,000
       6       56,708  23,073        18,805     500,000    29,161       24,893     500,000       36,653       32,385      500,000
       7       67,880  26,208        22,986     500,000    34,286       31,064     500,000       44,648       41,425      500,000
       8       79,611  29,155        26,977     500,000    39,507       37,330     500,000       53,359       51,181      500,000
       9       91,928  31,987        30,855     500,000    44,905       43,772     500,000       62,941       61,808      500,000
      10      104,862  34,744        34,657     500,000    50,525       50,438     500,000       73,529       73,442      500,000
      15      179,900  41,446        41,446     500,000    77,108       77,108     500,000      142,538      142,538      500,000
      20      275,671  30,039        30,039     500,000    94,110       94,110     500,000      248,321      248,321      500,000
      25      397,901       0(4)          0(4)        0(4) 84,497       84,497     500,000      426,864      426,864      500,000
      30      553,901                                       8,351        8,351     500,000      747,997      747,997      785,397
      35      753,000                                           0(4)         0(4)        0(4) 1,263,796    1,263,796    1,326,986
      40    1,007,108                                                                         2,106,144    2,106,144    2,127,206
      45    1,331,420                                                                         3,549,012    3,549,012    3,549,012

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1        8,337   4,231             0     500,000     4,571            0     500,000        4,913            0      500,000
       2       17,091   7,088             0     500,000     7,995            0     500,000        8,947          498      500,000
       3       26,282   9,504         2,100     500,000    11,165        3,761     500,000       12,986        5,583      500,000
       4       35,934  11,453         5,095     500,000    14,039        7,681     500,000       17,004       10,646      500,000
       5       46,067  12,885         7,572     500,000    16,547       11,234     500,000       20,945       15,631      500,000
       6       56,708  13,746         9,478     500,000    18,617       14,349     500,000       24,748       20,480      500,000
       7       67,880  13,980        10,757     500,000    20,164       16,942     500,000       28,343       25,120      500,000
       8       79,611  13,501        11,324     500,000    21,076       18,898     500,000       31,626       29,448      500,000
       9       91,928  12,208        11,076     500,000    21,214       20,082     500,000       34,467       33,334      500,000
      10      104,862   9,990         9,903     500,000    20,425       20,337     500,000       36,715       36,627      500,000
      15      179,900       0             0     500,000         0            0     500,000       35,974       35,974      500,000
      20      275,671       0             0     500,000         0            0     500,000            0            0      500,000
      25      397,901       0(4)          0(4)        0(4)      0(4)         0(4)        0(4)         0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                              0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                          Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy         Cash       Death     Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value    Surrender     Benefit      Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)            Value (3)                           Value (3)                             Value (3)
       1       12,154   7,538            0     507,538      8,076            0     508,076        8,617            0      508,617
       2       24,915  14,787        3,988     514,787     16,326        5,527     516,326       17,933        7,133      517,933
       3       38,315  21,900       12,437     521,900     24,909       15,446     524,909       28,176       18,713      528,176
       4       52,384  28,703       20,575     528,703     33,658       25,531     533,658       39,254       31,126      539,254
       5       67,157  35,384       28,593     535,384     42,768       35,977     542,768       51,444       44,653      551,444
       6       82,669  41,686       36,231     541,686     51,988       46,532     551,988       64,585       59,130      564,585
       7       98,956  47,633       43,513     547,633     61,338       57,219     561,338       78,790       74,671      578,790
       8      116,057  53,309       50,526     553,309     70,908       68,125     570,908       94,252       91,469      594,252
       9      134,014  58,796       57,349     558,796     80,785       79,338     580,785      111,179      109,732      611,179
      10      152,869  64,137       64,025     564,137     91,023       90,911     591,023      129,762      129,650      629,762
      15      262,260  83,461       83,461     583,461    143,642      143,642     643,642      251,301      251,301      751,301
      20      401,875  82,562       82,562     582,562    187,976      187,976     687,976      427,803      427,803      927,803
      25      580,063  47,531       47,531     547,531    204,749      204,749     704,749      676,167      676,167    1,176,167
      30      807,481       0(4)         0(4)        0(4) 162,349      162,349     662,349    1,015,585    1,015,585    1,515,585
      35    1,097,730                                       6,022        6,022     506,022    1,461,326    1,461,326    1,961,326
      40    1,468,170                                           0(4)         0(4)        0(4) 2,031,253    2,031,253    2,531,253
      45    1,940,956                                                                         2,780,481    2,780,481    3,280,481

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                           Gross Investment Return             Gross Investment Return              Gross Investment Return

  End Of  Accumulated  Policy          Cash       Death    Policy         Cash       Death       Policy         Cash        Death
  Policy     Premiums   Value     Surrender     Benefit     Value    Surrender     Benefit        Value    Surrender      Benefit
Year (1)          (2)             Value (3)                          Value (3)                             Value (3)
       1       12,154   7,538             0     507,538     8,076            0     508,076        8,617            0      508,617
       2       24,915  13,599         2,800     513,599    15,100        4,301     515,100       16,669        5,869      516,669
       3       38,315  19,133         9,670     519,133    21,981       12,518     521,981       25,084       15,621      525,084
       4       52,384  24,115        15,988     524,115    28,679       20,552     528,679       33,862       25,735      533,862
       5       67,157  28,495        21,704     528,495    35,125       28,333     535,125       42,978       36,186      542,978
       6       82,669  32,223        26,768     532,223    41,245       35,790     541,245       52,401       46,945      552,401
       7       98,956  35,247        31,128     535,247    46,962       42,843     546,962       62,095       57,975      562,095
       8      116,057  37,488        34,705     537,488    52,165       49,382     552,165       71,992       69,208      571,992
       9      134,014  38,857        37,410     538,857    56,726       55,278     556,726       82,002       80,555      582,002
      10      152,869  39,259        39,148     539,259    60,505       60,394     560,505       92,022       91,911      592,022
      15      262,260  26,807        26,807     526,807    66,986       66,986     566,986      144,809      144,809      644,809
      20      401,875       0             0     500,000    27,219       27,219     527,219      177,554      177,554      677,554
      25      580,063       0(4)          0(4)        0(4)      0(4)         0(4)        0(4)   140,006      140,006      640,006
      30      807,481                                                                                 0(4)         0(4)         0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 20 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               Illustrations Reflecting 10 Year No Lapse Guarantee

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium

                            ASSUMING CURRENT CHARGES

                             0% Hypothetical                  6% Hypothetical                        12% Hypothetical
                          Gross Investment Return           Gross Investment Return                Gross Investment Return
                        ----------------------------    ------------------------------       ------------------------------------
 End Of    Accumulated             Cash                            Cash                                     Cash
Policy       Premiums   Policy   Surrender   Death     Policy    Surrender     Death         Policy        Surrender       Death
Year (1)       (2)       Value    Value (3)  Benefit    Value     Value (3)   Benefit         Value         Value (3)     Benefit
--------       ---      -----     ---------  -------     -----     ---------   -------         -----         ---------     -------
   1         2,373        944           0    500,000     1,032          0     500,000          1,121              0        500,000
   2         4,865      2,029           0    500,000     2,270          0     500,000          2,523              0        500,000
   3         7,481      3,038           0    500,000     3,501          0     500,000          4,006              0        500,000
   4        10,228      4,003         409    500,000     4,756      1,162     500,000          5,611          2,017        500,000
   5        13,112      4,953       1,950    500,000     6,067      3,063     500,000          7,382          4,379        500,000
   6        16,141      5,830       3,418    500,000     7,375      4,962     500,000          9,274          6,861        500,000
   7        19,321      6,630       4,809    500,000     8,674      6,853     500,000         11,293          9,471        500,000
   8        22,660      7,384       6,153    500,000     9,996      8,765     500,000         13,484         12,254        500,000
   9        26,166      8,126       7,486    500,000    11,376     10,736     500,000         15,903         15,263        500,000
  10        29,847      8,851       8,802    500,000    12,811     12,762     500,000         18,566         18,516        500,000
  15        51,206     11,597      11,597    500,000    20,423     20,423     500,000         36,387         36,387        500,000
  20        78,466     12,304      12,304    500,000    27,956     27,956     500,000         63,937         63,937        500,000
  25       113,256      9,435       9,435    500,000    33,778     33,778     500,000        106,651        106,651        500,000
  30       157,659          0(4)       0(4)       0(4)  33,230     33,230     500,000        172,172        172,172        500,000
  35       214,330                                      18,959     18,959     500,000        276,216        276,216        500,000
  40       286,658                                           0(4)       0(4)        0(4)     452,713        452,713        500,000
  45       378,968                                                                           758,346        758,346        796,264
  50       496,783                                                                         1,253,355      1,253,355      1,316,023
  55       647,147                                                                         2,042,227      2,042,227      2,144,338
  60       839,054                                                                         3,331,344      3,331,344      3,364,657
  65     1,083,982                                                                         5,546,254      5,546,254      5,546,254

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $2,260 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                            0% Hypothetical                   6% Hypothetical                      12% Hypothetical
                          Gross Investment Return           Gross Investment Return              Gross Investment Return
                       -----------------------------   -------------------------------    -----------------------------------
 End Of   Accumulated             Cash                             Cash                                Cash
Policy      Premiums   Policy   Surrender   Death      Policy    Surrender     Death      Policy     Surrender          Death
Year (1)      (2)      Value     Value (3)  Benefit     Value     Value (3)   Benefit      Value      Value (3)        Benefit
--------      ---      -----     ---------  -------     -----     ---------   -------      -----      ---------        -------
    1        2,373       944          0     500,000      1,032           0     500,000      1,121            0          500,000
    2        4,865     1,955          0     500,000      2,194           0     500,000      2,444            0          500,000
    3        7,481     2,897          0     500,000      3,351           0     500,000      3,847            0          500,000
    4       10,228     3,766        172     500,000      4,499         905     500,000      5,332        1,738          500,000
    5       13,112     4,554      1,550     500,000      5,627       2,623     500,000      6,898        3,895          500,000
    6       16,141     5,256      2,844     500,000      6,729       4,317     500,000      8,548        6,136          500,000
    7       19,321     5,861      4,039     500,000      7,791       5,969     500,000     10,277        8,456          500,000
    8       22,660     6,369      5,138     500,000      8,809       7,578     500,000     12,094       10,863          500,000
    9       26,166     6,768      6,128     500,000      9,769       9,129     500,000     13,992       13,352          500,000
   10       29,847     7,059      7,009     500,000     10,667      10,618     500,000     15,981       15,932          500,000
   15       51,206     6,991      6,991     500,000     14,393      14,393     500,000     28,329       28,329          500,000
   20       78,466     2,027      2,027     500,000     13,678      13,678     500,000     43,206       43,206          500,000
   25      113,256         0(4)       0(4)        0(4)   2,667       2,667     500,000     58,065       58,065          500,000
   30      157,659                                           0(4)        0(4)        0(4)  66,671       66,671          500,000
   35      214,330                                                                         51,665       51,665          500,000
   40      286,658                                                                              0(4)         0(4)             0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                            0% Hypothetical                    6% Hypothetical                         12% Hypothetical
                         Gross Investment Return            Gross Investment Return                 Gross Investment Return
                       -----------------------------     -------------------------------     -----------------------------------
 End Of   Accumulated             Cash                                Cash                                 Cash
Policy      Premiums   Policy   Surrender    Death       Policy     Surrender     Death      Policy      Surrender         Death
Year (1)      (2)      Value     Value (3)   Benefit      Value      Value (3)   Benefit      Value       Value (3)       Benefit
--------      ---      -----     ---------   -------      -----      ---------   -------      -----       ---------       -------
     1        3,224    1,686           0     501,686      1,818            0     501,818         1,952            0         501,952
     2        6,608    3,498           0     503,498      3,873            0     503,873         4,266            0         504,266
     3       10,162    5,220         576     505,220      5,954        1,310     505,954         6,751        2,107         506,751
     4       13,894    6,884       2,896     506,884      8,091        4,103     508,091         9,456        5,468         509,456
     5       17,812    8,520       5,187     508,520     10,319        6,987     510,319        12,435        9,102         512,435
     6       21,926   10,069       7,392     510,069     12,580        9,903     512,580        15,652       12,975         515,652
     7       26,246   11,528       9,506     511,528     14,869       12,848     514,869        19,126       17,105         519,126
     8       30,782   12,926      11,560     512,926     17,219       15,853     517,219        22,914       21,548         522,914
     9       35,544   14,301      13,590     514,301     19,667       18,957     519,667        27,085       26,375         527,085
    10       40,545   15,646      15,592     515,646     22,213       22,158     522,213        31,672       31,617         531,672
    15       69,558   21,617      21,617     521,617     36,508       36,508     536,508        63,021       63,021         563,021
    20      106,588   25,291      25,291     525,291     52,243       52,243     552,243       112,398      112,398         612,398
    25      153,848   25,147      25,147     525,147     68,004       68,004     568,004       189,783      189,783         689,783
    30      214,166   17,531      17,531     517,531     79,303       79,303     579,303       308,478      308,478         808,478
    35      291,148        0(4)        0(4)        0(4)  79,494       79,494     579,494       489,454      489,454         989,454
    40      389,398                                      56,335       56,335     556,335       763,188      763,188       1,263,188
    45      514,793                                           0(4)         0(4)        0(4)  1,169,123    1,169,123       1,669,123
    50      674,833                                                                          1,759,729    1,759,729       2,259,729
    55      879,089                                                                          2,612,732    2,612,732       3,112,732
    60    1,139,777                                                                          3,863,731    3,863,731       4,363,731
    65    1,472,488                                                                          5,760,244    5,760,244       6,260,244

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 35 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                          $3,070 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                            0% Hypothetical                       6% Hypothetical                       12% Hypothetical
                         Gross Investment Return              Gross Investment Return                Gross Investment Return
                      -----------------------------      --------------------------------      ----------------------------------
 End Of   Accumulated               Cash                              Cash                                     Cash
Policy      Premiums   Policy    Surrender    Death      Policy     Surrender      Death        Policy       Surrender     Death
Year (1)      (2)      Value      Value (3)   Benefit     Value      Value (3)    Benefit       Value        Value (3)    Benefit
--------      ---     -----      ---------    -------     -----      ---------     -------       -----        ---------   -------
   1        3,224      1,686            0     501,686      1,818             0      501,818        1,952             0    501,952
   2        6,608      3,424            0     503,424      3,797             0      503,797        4,187             0    504,187
   3       10,162      5,078          435     505,078      5,803         1,159      505,803        6,591         1,947    506,591
   4       13,894      6,646        2,658     506,646      7,833         3,844      507,833        9,175         5,187    509,175
   5       17,812      8,119        4,786     508,119      9,877         6,544      509,877       11,947         8,614    511,947
   6       21,926      9,492        6,815     509,492     11,930         9,253      511,930       14,921        12,244    514,921
   7       26,246     10,754        8,732     510,754     13,979        11,958      513,979       18,101        16,080    518,101
   8       30,782     11,905       10,539     511,905     16,023        14,657      516,023       21,509        20,143    521,509
   9       35,544     12,933       12,223     512,933     18,045        17,335      518,045       25,151        24,441    525,151
  10       40,545     13,841       13,786     513,841     20,046        19,992      520,046       29,052        28,997    529,052
  15       69,558     16,992       16,992     516,992     30,417        30,417      530,417       54,813        54,813    554,813
  20      106,588     15,053       15,053     515,053     37,868        37,868      537,868       91,153        91,153    591,153
  25      153,848      4,406        4,406     504,406     37,135        37,135      537,135      139,884       139,884    639,884
  30      214,166          0(4)         0(4)        0(4)  19,356        19,356      519,356      201,506       201,506    701,506
  35      291,148                                              0(4)          0(4)         0(4)   270,481       270,481    770,481
  40      389,398                                                                                330,111       330,111    830,111
  45      514,793                                                                                337,212       337,212    837,212
  50      674,833                                                                                215,323       215,323    715,323
  55      879,089                                                                                      0(4)          0(4)       0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                            0% Hypothetical                      6% Hypothetical                       12% Hypothetical
                         Gross Investment Return             Gross Investment Return               Gross Investment Return
                       -----------------------------     -------------------------------     ------------------------------------
 End Of   Accumulated             Cash                                Cash                                 Cash
Policy      Premiums   Policy   Surrender    Death       Policy     Surrender     Death      Policy      Surrender         Death
Year (1)      (2)      Value     Value (3)   Benefit      Value      Value (3)   Benefit      Value       Value (3)       Benefit
--------      ---      -----     ---------   -------      -----      ---------   -------      -----       ---------       -------
    1        8,337     3,774           0     500,000      4,099            0     500,000         4,427            0       500,000
    2       17,091     7,278           0     500,000      8,163            0     500,000         9,090          641       500,000
    3       26,282    10,714       3,311     500,000     12,393        4,989     500,000        14,226        6,823       500,000
    4       35,934    13,905       7,546     500,000     16,615       10,257     500,000        19,700       13,341       500,000
    5       46,067    17,066      11,753     500,000     21,051       15,738     500,000        25,774       20,461       500,000
    6       56,708    19,904      15,636     500,000     25,407       21,139     500,000        32,209       27,941       500,000
    7       67,880    22,434      19,211     500,000     29,698       26,476     500,000        39,063       35,840       500,000
    8       79,611    24,758      22,581     500,000     34,023       31,845     500,000        46,489       44,312       500,000
    9       91,928    26,970      25,838     500,000     38,476       37,344     500,000        54,649       53,517       500,000
   10      104,862    29,110      29,023     500,000     43,106       43,019     500,000        63,667       63,580       500,000
   15      179,900    31,687      31,687     500,000     62,616       62,616     500,000       120,280      120,280       500,000
   20      275,671    15,670      15,670     500,000     69,392       69,392     500,000       203,198      203,198       500,000
   25      397,901         0(4)        0(4)        0(4)  40,859       40,859     500,000       333,864      333,864       500,000
   30      553,901                                            0(4)         0(4)        0(4)    576,209      576,209       605,019
   35      753,000                                                                             983,033      983,033     1,032,184
   40    1,007,108                                                                           1,647,659    1,647,659     1,664,135
   45    1,331,420                                                                           2,787,585    2,787,585     2,787,585

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 1
                          $7,940 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                               0% Hypothetical                       6% Hypothetical                    12% Hypothetical
                            Gross Investment Return              Gross Investment Return             Gross Investment Return
                         -----------------------------       ------------------------------     ---------------------------------
 End Of   Accumulated                 Cash                               Cash                               Cash
Policy      Premiums     Policy    Surrender    Death        Policy    Surrender     Death      Policy     Surrender       Death
Year (1)      (2)        Value      Value (3)   Benefit       Value     Value (3)   Benefit      Value      Value (3)     Benefit
--------      ---        -----      ---------   -------       -----     ---------   -------      -----      ---------     -------
     1        8,337       3,774            0     500,000       4,099           0     500,000       4,427            0     500,000
     2       17,091       6,634            0     500,000       7,499           0     500,000       8,407            0     500,000
     3       26,282       9,054        1,650     500,000      10,643       3,239     500,000      12,386        4,982     500,000
     4       35,934      11,006        4,648     500,000      13,489       7,131     500,000      16,336        9,978     500,000
     5       46,067      12,440        7,127     500,000      15,968      10,655     500,000      20,200       14,887     500,000
     6       56,708      13,303        9,035     500,000      18,005      13,737     500,000      23,918       19,650     500,000
     7       67,880      13,538       10,316     500,000      19,518      16,295     500,000      27,416       24,193     500,000
     8       79,611      13,060       10,882     500,000      20,391      18,214     500,000      30,589       28,412     500,000
     9       91,928      11,767       10,635     500,000      20,488      19,356     500,000      33,305       32,173     500,000
    10      104,862       9,548        9,461     500,000      19,654      19,567     500,000      35,411       35,324     500,000
    15      179,900           0(4)         0(4)        0(4)        0(4)        0(4)        0(4)   33,509       33,509     500,000
    20      275,671                                                                                    0(4)         0(4)        0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING CURRENT CHARGES

                               0% Hypothetical                     6% Hypothetical                      12% Hypothetical
                            Gross Investment Return             Gross Investment Return              Gross Investment Return
                         ------------------------------     -------------------------------       -------------------------------
 End Of   Accumulated                 Cash                               Cash                                  Cash
Policy      Premiums     Policy    Surrender    Death        Policy    Surrender     Death        Policy     Surrender     Death
Year (1)      (2)        Value      Value (3)   Benefit       Value     Value (3)   Benefit        Value      Value (3)   Benefit
--------      ---        -----      ---------   -------       -----     ---------   -------        -----      ---------   -------
    1         12,154      7,077           0     507,077       7,601           0      507,601         8,126           0    508,126
    2         24,915     13,798       2,999     513,798      15,278       4,479      515,278        16,823       6,024    516,823
    3         38,315     20,372      10,909     520,372      23,243      13,779      523,243        26,363      16,900    526,363
    4         52,384     26,616      18,489     526,616      31,318      23,190      531,318        36,635      28,508    536,635
    5         67,157     32,755      25,964     532,755      39,734      32,942      539,734        47,947      41,156    547,947
    6         82,669     38,483      33,028     538,483      48,187      42,732      548,187        60,076      54,621    560,076
    7         98,956     43,819      39,700     543,819      56,691      52,572      556,691        73,118      68,999    573,118
    8        116,057     48,869      46,086     548,869      65,353      62,570      565,353        87,272      84,489    587,272
    9        134,014     53,735      52,287     553,735      74,276      72,829      574,276       102,752     101,304    602,752
   10        152,869     58,459      58,348     558,459      83,516      83,404      583,516       119,736     119,624    619,736
   15        262,260     73,829      73,829     573,829     129,222     129,222      629,222       228,931     228,931    728,931
   20        401,875     69,282      69,282     569,282     164,867     164,867      664,867       384,895     384,895    884,895
   25        580,063     28,937      28,937     528,937     168,682     168,682      668,682       597,028     597,028  1,097,028
   30        807,481          0(4)        0(4)        0(4)  100,733     100,733      600,733       865,776     865,776  1,365,776
   35      1,097,730                                              0(4)        0(4)         0(4)  1,184,255   1,184,255  1,684,255
   40      1,468,170                                                                             1,547,548   1,547,548  2,047,548
   45      1,940,956                                                                             1,969,807   1,969,807  2,469,807

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                     Male Non-Smoker Issue Age 55 (Standard)
                   $500,000 Face Amount Death Benefit Option 2
                         $11,575 Annual Planned Premium
                            ASSUMING MAXIMUM CHARGES

                              0% Hypothetical                   6% Hypothetical                     12% Hypothetical
                          Gross Investment Return          Gross Investment Return               Gross Investment Return
                       -----------------------------    ------------------------------      ------------------------------------
 End Of   Accumulated               Cash                            Cash                                  Cash
Policy      Premiums   Policy    Surrender    Death     Policy    Surrender     Death       Policy     Surrender           Death
Year (1)     (2)       Value      Value (3)   Benefit    Value     Value (3)   Benefit       Value      Value (3)         Benefit
--------     ---       -----      ---------   -------    -----    ---------    -------       -----      ---------         -------
   1        12,154     7,077           0     507,077      7,601           0     507,601       8,126             0         508,126
   2        24,915    13,146       2,346     513,146     14,604       3,805     514,604      16,129         5,329         516,129
   3        38,315    18,688       9,224     518,688     21,464      12,001     521,464      24,489        15,026         524,489
   4        52,384    23,677      15,550     523,677     28,141      20,013     528,141      33,207        25,080         533,207
   5        67,157    28,064      21,273     528,064     34,563      27,772     534,563      42,256        35,465         542,256
   6        82,669    31,800      26,344     531,800     40,660      35,205     540,660      51,606        46,151         551,606
   7        98,956    34,830      30,711     534,830     46,352      42,233     546,352      61,220        57,100         561,220
   8       116,057    37,079      34,295     537,079     51,529      48,746     551,529      71,028        68,245         571,028
   9       134,014    38,454      37,007     538,454     56,063      54,616     556,063      80,941        79,494         580,941
  10       152,869    38,863      38,752     538,863     59,814      59,703     559,814      90,854        90,743         590,854
  15       262,260    26,433      26,433     526,433     66,116      66,116     566,116     142,869       142,869         642,869
  20       401,875         0(4)        0(4)        0(4)  26,121      26,121     526,121     174,332       174,332         674,332
  25       580,063                                            0(4)        0(4)        0(4)  134,655       134,655         634,655
  30       807,481                                                                                0(4)          0(4)            0(4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made and (d) no premiums have been allocated to the Fixed Account.

(2)      Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 10 Policy Years.

(4)      In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Appendix B: Financial Statements

THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
SEPARATE ACCOUNT THREE

Audited Financial Statements

Years ended December 31, 2001 and 2000 with Report of Independent Auditors

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                          Audited Financial Statements

                     Years ended December 31, 2001 and 2000



                                    CONTENTS

Report of Independent Auditors...............................................  1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity..............................  2
Statements of Operations and Changes in Contract Owners' Equity..............  4
Notes to Financial Statements...............................................  27

                         Report of Independent Auditors



To the Contract Owners of
The Manufacturers Life Insurance Company of America Separate Account Three

We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of America Separate Account Three as of December 31, 2001 and the related statements of operations and changes in contract owners' equity for each of the periods presented herein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America Separate Account Three at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the periods presented herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 1, 2002

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001


ASSETS
Investments at fair value:
    Sub-Accounts:
        Aggressive Growth Trust - 532,356 shares (cost $9,835,157)                            $ 7,037,748
        All Cap Growth Trust - 1,163,381 shares (cost $24,961,264)                             17,159,871
        All Cap Value Trust - 33,816 shares (cost $398,844)                                       426,415
        Balanced Trust - 2,280,977 shares (cost $39,858,805)                                   30,975,672
        Blue Chip Growth Trust - 2,282,080 shares (cost $43,520,512)                           36,125,334
        Capital Appreciation Trust - 33,502 shares (cost $298,031)                                299,845
        Capital Opportunities Trust - 33,938 shares (cost $356,890)                               363,137
        Core Value Trust - 4,174 shares (cost $46,738)                                             49,540
        Diversified Bond Trust - 626,887 shares (cost $6,515,635)                               6,638,730
        Dynamic Growth Trust - 415,250 shares (cost $2,945,188)                                 1,976,588
        Emerging Small Company Trust - 2,695,522 shares (cost $69,953,394)                     70,245,302
        Equity Income Trust - 2,083,938 shares (cost $33,288,979)                              31,529,986
        Equity Index Trust - 4,636,699 shares (cost $74,970,564)                               64,913,790
        Financial Services Trust - 27,015 shares (cost $306,789)                                  314,189
        Fundamental Value Trust - 174,799 shares (cost $2,044,734)                              2,050,391
        Global Bond Trust - 110,606 shares (cost $1,272,585)                                    1,269,754
        Global Equity Trust - 824,245 shares (cost $11,675,591)                                10,715,183
        Global Equity Select Trust - 1,073 shares (cost $11,678)                                   13,095
        Growth Trust - 1,043,823 shares (cost $22,146,475)                                     14,561,330
        Growth and Income Trust - 2,162,744 shares (cost $58,321,088)                          51,711,198
        Health Sciences Trust - 75,141 shares (cost $971,934)                                   1,017,414
        High Grade Bond Trust - 12,710 shares (cost $164,193)                                     158,625
        High Yield Trust - 624,660 shares (cost $6,570,619)                                     6,171,637
        Income and Value Trust - 816,935 shares (cost $9,088,622)                               8,275,552
        International Equity Select Trust - 969 shares (cost $11,429)                              11,647
        International Index Trust - 91,077 shares (cost $857,102)                                 775,973
        International Small Cap Trust - 394,972 shares (cost $4,452,287)                        4,463,179
        International Stock Trust - 2,325,427 shares (cost $24,585,263)                        22,300,841
        International Value Trust - 310,830 shares (cost $3,208,402)                            3,276,153
        Internet Technologies Trust - 218,501 shares (cost $1,333,582)                            828,119
        Investment Quality Bond Trust - 2,502,484 shares (cost $29,095,224)                    29,654,435
        Large Cap Growth Trust - 1,526,714 shares (cost $20,535,042)                           15,099,204
        Lifestyle Aggressive 1000 Trust - 513,652 shares (cost $6,402,873)                      5,311,159
        Lifestyle Balanced 640 Trust - 1,184,854 shares (cost $15,164,099)                     14,004,976
        Lifestyle Conservative 280 Trust - 34,821 shares (cost $446,446)                          450,589
        Lifestyle Growth 820 Trust - 2,307,669 shares (cost $29,916,023)                       25,961,272
        Lifestyle Moderate 460 Trust - 199,584 shares (cost $2,548,853)                         2,416,964

              The Manufacturers Life Insurance Company of America

                             Separate Account Three

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001

ASSETS (CONTINUED)
Investments at fair value:
    Sub-Accounts:
        Mid Cap Growth Trust - 52,743 shares (cost $555,878)                               $    552,215
        Mid Cap Index Trust - 195,050 shares (cost $2,467,406)                                2,500,541
        Mid Cap Opportunities Trust - 55,599 shares (cost $536,731)                             588,792
        Mid Cap Stock Trust - 330,092 shares (cost $3,511,792)                                3,555,087
        Mid Cap Value Trust - 130,612 shares (cost $1,630,371)                                1,705,795
        Money Market Trust - 8,395,582 shares (cost $83,955,822)                             83,955,822
        Overseas Trust - 738,507 shares (cost $6,284,861)                                     6,321,622
        Pacific Rim Emerging Markets Trust - 1,142,903 shares (cost $8,151,386)               7,600,304
        Quantitative Equity Trust - 3,044,000 shares (cost $68,119,891)                      52,356,792
        Quantitative Mid Cap Trust - 22,937 shares (cost $223,237)                              233,954
        Real Estate Securities Trust - 1,527,185 shares (cost $23,871,452)                   23,701,906
        Science and Technology Trust - 1,685,974 shares (cost $40,385,596)                   21,631,041
        Select Growth Trust - 2,599 shares (cost $28,545)                                        30,872
        Small Cap Index Trust - 213,313 shares (cost $2,411,914)                              2,406,173
        Small Company Blend Trust - 363,471 shares (cost $3,820,492)                          3,990,916
        Small Company Value Trust - 426,133 shares (cost $5,521,216)                          5,880,631
        Small Mid Cap Trust - 1,906 shares (cost $20,977)                                        22,773
        Small Mid Cap Growth Trust - 612 shares (cost $6,755)                                     6,810
        Strategic Bond Trust - 548,490 shares (cost $5,936,756)                               5,890,786
        Strategic Growth Trust - 58,133 shares (cost $641,673)                                  640,623
        Strategic Opportunities Trust - 2,473,091 shares (cost $43,977,722)                  31,259,873
        Tactical Allocation Trust - 45,146 shares (cost $531,262)                               453,266
        Telecommunications Trust - 8,021 shares (cost $64,405)                                   63,603
        Total Return Trust - 520,519 shares (cost $7,159,981)                                 7,224,802
        Total Stock Market Index Trust - 231,803 shares (cost $2,327,017)                     2,269,349
        U.S. Government Securities Trust - 621,247 shares (cost $8,323,333)                   8,523,508
        U.S. Large Cap Value Trust - 899,112 shares (cost $11,515,723)                       11,337,798
        Utilities Trust - 10,013 shares (cost $108,179)                                          93,121
        Value Trust - 877,581 shares (cost $13,436,645)                                      14,453,761
        500 Index Trust - 1,376,837 shares (cost $14,220,359)                                13,506,774
                                                                                           ------------
Total assets                                                                               $801,314,147
                                                                                           ============
CONTRACT OWNERS' EQUITY
Variable life contracts                                                                    $801,314,147
                                                                                           ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                             Separate Account Three

         Statements of Operations and Changes in Contract Owners' Equity

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                   AGGRESSIVE GROWTH TRUST                     ALL CAP GROWTH TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $      --            $    998,403         $  1,203,584
Realized gain (loss) during the year              (276,574)             781,308             (510,682)           1,755,854
Unrealized appreciation (depreciation)
   during the year                              (1,883,802)          (1,388,722)          (5,318,988)          (5,835,143)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (2,160,376)            (607,414)          (4,831,267)          (2,875,705)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:
    Transfer of net premiums                     2,281,980            2,881,144            3,956,889            5,299,576
    Transfer on terminations                      (523,329)            (306,391)          (1,517,045)          (1,097,397)
    Transfer on policy loans                       (10,538)             (53,389)             (29,837)            (261,519)
    Net interfund transfers                         45,823            3,030,368              628,230            3,919,834
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                       1,793,936            5,551,732            3,038,237            7,860,494
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets               (366,440)           4,944,318           (1,793,030)           4,984,789

Assets beginning of year                         7,404,188            2,459,870           18,952,901           13,968,112
                                              ------------         ------------         ------------         ------------
Assets end of year                            $  7,037,748         $  7,404,188         $ 17,159,871         $ 18,952,901
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE                                                                                        CAPITAL APPRECIATION
   TRUST                       BALANCED TRUST                        BLUE CHIP GROWTH TRUST                  TRUST
------------         ---------------------------------         ---------------------------------         ------------
PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
DEC. 31/01*           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01*
------------         ------------         ------------         ------------         ------------         ------------
$         75         $    713,899         $  1,922,658         $  2,422,196         $  1,256,181         $       --
        (953)            (899,745)             720,883              (52,580)           1,099,991               (3,268)

      27,571           (3,301,218)          (6,253,446)          (7,668,299)          (3,834,145)               1,814
------------         ------------         ------------         ------------         ------------         ------------
      26,693           (3,487,064)          (3,609,905)          (5,298,683)          (1,477,973)              (1,454)
------------         ------------         ------------         ------------         ------------         ------------

      95,130            3,553,693            4,618,303            9,261,206           10,092,471              120,978
      (7,785)          (3,771,443)          (5,579,871)          (3,366,434)          (2,477,865)              (6,905)
        --                 16,306             (296,021)             (24,895)            (326,876)                --
     312,377             (910,650)          (4,910,092)             526,751            3,417,891              187,226
------------         ------------         ------------         ------------         ------------         ------------
     399,722           (1,112,094)          (6,167,681)           6,396,628           10,705,621              301,299
------------         ------------         ------------         ------------         ------------         ------------
     426,415           (4,599,158)          (9,777,586)           1,097,945            9,227,648              299,845

        --             35,574,830           45,352,416           35,027,389           25,799,741                 --
------------         ------------         ------------         ------------         ------------         ------------
$    426,415         $ 30,975,672         $ 35,574,830         $ 36,125,334         $ 35,027,389         $    299,845
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                              -----------------------------------------------------------------------
                                          CAPITAL OPPORTUNITIES   CORE VALUE
                                                 TRUST               TRUST               DIVERSIFIED BOND TRUST
                                              -----------------------------------------------------------------------
                                              PERIOD ENDED        PERIOD ENDED        YEAR ENDED           YEAR ENDED
                                              DEC. 31/01*         DEC. 31/01**        DEC. 31/01           DEC. 31/00
                                              -----------         -----------         -----------         -----------
Income:
Net investment income during the year         $      --           $       123         $   228,405         $   236,515
Realized gain (loss) during the year               (3,137)                 46             (51,790)            (34,002)
Unrealized appreciation (depreciation)
   during the year                                  6,247               2,802             124,248              45,990
                                              -----------         -----------         -----------         -----------
Net increase (decrease) in assets from
   operations                                       3,110               2,971             300,863             248,503
                                              -----------         -----------         -----------         -----------
Changes from principal transactions:
    Transfer of net premiums                      111,183               2,313           1,625,526             815,715
    Transfer on terminations                        2,937                (830)           (338,697)           (127,254)
    Transfer on policy loans                         --                  --               (18,695)            (39,836)
    Net interfund transfers                       245,907              45,086           1,805,608             623,649
                                              -----------         -----------         -----------         -----------
Net increase (decrease) in assets from
    principal transactions                        360,027              46,569           3,073,742           1,272,274
                                              -----------         -----------         -----------         -----------
Total increase (decrease) in assets               363,137              49,540           3,374,605           1,520,777

Assets beginning of year                             --                  --             3,264,125           1,743,348
                                              -----------         -----------         -----------         -----------
Assets end of year                            $   363,137         $    49,540         $ 6,638,730         $ 3,264,125
                                              ===========         ===========         ===========         ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
                                                      EMERGING SMALL
        DYNAMIC GROWTH TRUST                          COMPANY TRUST                             EQUITY INCOME TRUST
---------------------------------------------------------------------------------------------------------------------------
  YEAR ENDED          PERIOD ENDED           YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
  DEC. 31/01          DEC. 31/00***          DEC. 31/01            DEC. 31/00            DEC. 31/01            DEC. 31/00
-------------         -------------         -------------         -------------         -------------         -------------
$       2,669         $        --           $   2,989,181         $  10,861,111         $   3,013,469         $   2,760,281
     (362,746)              (34,245)              523,643             6,301,844               165,555               (80,630)

     (438,379)             (530,220)          (24,618,446)          (20,697,016)           (2,788,075)              150,879
-------------         -------------         -------------         -------------         -------------         -------------

     (798,456)             (564,465)          (21,105,622)           (3,534,061)              390,949             2,830,530
-------------         -------------         -------------         -------------         -------------         -------------

      690,350             1,038,582             8,226,969            10,324,298             4,698,752             3,349,523
     (127,695)             (116,055)           (7,911,365)          (11,469,437)           (2,328,113)           (1,273,761)
      (28,461)              (44,428)             (330,245)           (1,229,828)              (50,148)              (53,101)
      759,188             1,168,028            (2,344,218)           (2,950,927)            2,870,548              (900,697)
-------------         -------------         -------------         -------------         -------------         -------------

    1,293,382             2,046,127            (2,358,859)           (5,325,894)            5,191,039             1,121,964
-------------         -------------         -------------         -------------         -------------         -------------

      494,926             1,481,662           (23,464,481)           (8,859,955)            5,581,988             3,952,494

    1,481,662                  --              93,709,783           102,569,738            25,947,998            21,995,504
-------------         -------------         -------------         -------------         -------------         -------------
$   1,976,588         $   1,481,662         $  70,245,302         $  93,709,783         $  31,529,986         $  25,947,998
=============         =============         =============         =============         =============         =============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                                                    FINANCIAL SERVICES       FUNDAMENTAL
                                                      EQUITY INDEX TRUST                   TRUST             VALUE TRUST
                                              ---------------------------------------------------------------------------
                                               YEAR ENDED           YEAR ENDED          PERIOD ENDED         PERIOD ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01*          DEC. 31/01*
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $  1,793,940         $    221,869         $         86         $       --
Realized gain (loss) during the year               319,126            2,696,756               (4,404)              (4,158)
Unrealized appreciation (depreciation)
   during the year                             (11,632,054)         (10,555,450)               7,400                5,656
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (9,518,988)          (7,636,825)               3,082                1,498
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                    10,090,870           15,766,592               77,874              347,214
    Transfer on terminations                    (6,060,140)          (6,954,587)              (8,872)             (41,760)
    Transfer on policy loans                      (122,471)            (248,765)                (746)              (2,237)
    Net interfund transfers                     (3,841,934)          (1,523,237)             242,851            1,745,676
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                          66,325            7,040,003              311,107            2,048,893
                                              ------------         ------------         ------------         ------------
Total increase (decrease) in assets             (9,452,663)            (596,822)             314,189            2,050,391

Assets beginning of year                        74,366,453           74,963,275                 --                   --
                                              ------------         ------------         ------------         ------------
Assets end of year                            $ 64,913,790         $ 74,366,453         $    314,189         $  2,050,391
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

See accompanying notes.

                                         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
                                                                                   GLOBAL EQUITY
         GLOBAL BOND TRUST                       GLOBAL EQUITY TRUST                SELECT TRUST
------------------------------------------------------------------------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED          PERIOD ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00          DEC. 31/01**
------------         ------------         ------------         ------------         ------------
$       --           $     18,358         $  1,777,032         $  1,026,287         $       --
      (3,942)              (7,326)          (1,809,979)            (631,106)                  32

       1,055                4,720           (1,826,021)             740,951                1,417
------------         ------------         ------------         ------------         ------------

      (2,887)              15,752           (1,858,968)           1,136,132                1,449
------------         ------------         ------------         ------------         ------------

     513,599              220,199            2,464,096            2,106,572                 --
     (75,372)             (33,905)          (1,351,234)            (515,552)                (343)
        (121)              (2,085)             (21,958)             (14,792)                --
     100,923              (39,466)             305,763            1,068,265               11,989
------------         ------------         ------------         ------------         ------------

     539,029              144,743            1,396,667            2,644,493               11,646
------------         ------------         ------------         ------------         ------------

     536,142              160,495             (462,301)           3,780,625               13,095

     733,612              573,117           11,177,484            7,396,859                 --
------------         ------------         ------------         ------------         ------------
$  1,269,754         $    733,612         $ 10,715,183         $ 11,177,484         $     13,095
============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                         GROWTH TRUST                       GROWTH AND INCOME TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $  1,603,161         $  2,743,694         $  3,025,404
Realized gain (loss) during the year            (1,453,148)             695,686              551,538              985,560
Unrealized appreciation (depreciation)
   during the year                              (2,298,076)          (8,128,839)          (9,504,160)          (7,885,806)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                   (3,751,224)          (5,829,992)          (6,208,928)          (3,874,842)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                     4,107,592            6,069,409            9,769,331           11,665,612
    Transfer on terminations                    (1,766,097)          (1,297,222)          (4,241,463)          (3,632,508)
    Transfer on policy loans                       (20,212)            (120,470)            (138,888)            (666,144)
    Net interfund transfers                       (491,472)           3,009,403               34,361            1,931,597
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                       1,829,811            7,661,120            5,423,341            9,298,557
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets             (1,921,413)           1,831,128             (785,587)           5,423,715

Assets beginning of year                        16,482,743           14,651,615           52,496,785           47,073,070
                                              ------------         ------------         ------------         ------------
Assets end of year                            $ 14,561,330         $ 16,482,743         $ 51,711,198         $ 52,496,785
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

See accompanying notes.

                                                  SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES      HIGH GRADE
   TRUST             BOND TRUST                 HIGH YIELD TRUST                    INCOME AND VALUE TRUST
---------------------------------------------------------------------------------------------------------------
PERIOD ENDED        PERIOD ENDED        YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
DEC. 31/01*         DEC. 31/01**        DEC. 31/01          DEC. 31/00          DEC. 31/01           DEC. 31/00
-----------         -----------         -----------         -----------         -----------         -----------
$      --           $     5,145         $   499,808         $    14,646         $   315,493         $ 1,092,315

       (530)                 36            (929,040)            (62,640)           (145,567)            (16,392)

     45,481              (5,568)            126,462            (346,754)            (68,156)           (833,733)
-----------         -----------         -----------         -----------         -----------         -----------

     44,951                (387)           (302,770)           (394,748)            101,770             242,190
-----------         -----------         -----------         -----------         -----------         -----------

    328,733              85,889           1,141,776           1,336,937           1,711,255           1,131,379

     (7,534)             (3,708)           (337,768)           (275,933)           (688,096)           (459,846)
       (746)               --               (16,667)            (56,383)              3,689             (15,719)
    652,010              76,831           1,071,298             182,737           1,164,672             329,751
-----------         -----------         -----------         -----------         -----------         -----------

    972,463             159,012           1,858,639           1,187,358           2,191,520             985,565
-----------         -----------         -----------         -----------         -----------         -----------

  1,017,414             158,625           1,555,869             792,610           2,293,290           1,227,755

       --                  --             4,615,768           3,823,158           5,982,262           4,754,507
-----------         -----------         -----------         -----------         -----------         -----------
$ 1,017,414         $   158,625         $ 6,171,637         $ 4,615,768         $ 8,275,552         $ 5,982,262
===========         ===========         ===========         ===========         ===========         ===========

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                        SUB-ACCOUNT
                                                  -----------------------------------------------------
                                             INTERNATIONAL EQUITY
                                                 SELECT TRUST            INTERNATIONAL INDEX TRUST
                                                  -----------------------------------------------------
                                                 PERIOD ENDED          YEAR ENDED           PERIOD ENDED
                                                 DEC. 31/01**          DEC. 31/01           DEC. 31/00***
                                                  ---------             ---------             ---------
Income:
Net investment income during the year             $    --               $   8,893             $   2,220
Realized gain (loss) during the year                   --                 (29,221)                 (982)
Unrealized appreciation (depreciation)
   during the year                                      218               (74,519)               (6,610)
                                                  ---------             ---------             ---------
Net increase (decrease) in assets from
   operations                                           218               (94,847)               (5,372)
                                                  ---------             ---------             ---------
Changes from principal transactions:

    Transfer of net premiums                          1,388               494,384               125,117
    Transfer on terminations                            (91)              (40,269)               (5,611)
    Transfer on policy loans                           --                  (2,092)               (6,792)
    Net interfund transfers                          10,132               259,859                51,596
                                                  ---------             ---------             ---------
Net increase (decrease) in assets from
    principal transactions                           11,429               711,882               164,310
                                                  ---------             ---------             ---------

Total increase (decrease) in assets                  11,647               617,035               158,938

Assets beginning of year                               --                 158,938                  --
                                                  ---------             ---------             ---------
Assets end of year                                $  11,647             $ 775,973             $ 158,938
                                                  =========             =========             =========

** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL SMALL CAP TRUST               INTERNATIONAL STOCK TRUST                 INTERNATIONAL VALUE TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$       --           $  1,275,987         $  1,090,518         $    141,854         $     54,398         $      4,865

  (3,288,079)            (941,463)          (7,216,325)           1,979,909             (210,611)             (24,646)

   1,314,459           (2,864,772)             365,926           (7,021,945)              34,326                 (339)
------------         ------------         ------------         ------------         ------------         ------------

  (1,973,620)          (2,530,248)          (5,759,881)          (4,900,182)            (121,887)             (20,120)
------------         ------------         ------------         ------------         ------------         ------------

   1,084,447            2,151,313            3,898,723            4,769,383              950,753              970,793
    (413,237)            (399,289)          (2,219,458)          (2,042,903)            (169,012)             (57,439)
     (14,848)            (227,364)               1,343             (319,996)                 577               (6,340)
    (844,387)           2,099,442             (282,829)             306,879            1,002,770              268,631
------------         ------------         ------------         ------------         ------------         ------------

    (188,025)           3,624,102            1,397,779            2,713,363            1,785,088            1,175,645
------------         ------------         ------------         ------------         ------------         ------------

  (2,161,645)           1,093,854           (4,362,102)          (2,186,819)           1,663,201            1,155,525

   6,624,824            5,530,970           26,662,943           28,849,762            1,612,952              457,427
------------         ------------         ------------         ------------         ------------         ------------
$  4,463,179         $  6,624,824         $ 22,300,841         $ 26,662,943         $  3,276,153         $  1,612,952
============         ============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                   INTERNET TECHNOLOGIES                    INVESTMENT QUALITY BOND
                                                           TRUST                                      TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED          PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                               DEC. 31/01          DEC. 31/00***         DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $       --           $       --           $  1,683,400         $  1,764,230
Realized gain (loss) during the year              (208,650)                (156)             (24,658)             (65,106)
Unrealized appreciation (depreciation)
   during the year                                 (88,889)            (416,574)             313,096              543,010
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                     (297,539)            (416,730)           1,971,838            2,242,134
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                       546,771              613,893            3,770,528            3,717,837
    Transfer on terminations                       (79,753)             (49,773)          (3,002,758)          (2,138,923)
    Transfer on policy loans                       (24,220)              (4,746)              81,759             (183,365)
    Net interfund transfers                         38,743              501,473              266,094             (247,524)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                         481,541            1,060,847            1,115,623            1,148,025
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets                184,002              644,117            3,087,461            3,390,159

Assets beginning of year                           644,117                 --             26,566,974           23,176,815
                                              ------------         ------------         ------------         ------------
Assets end of year                            $    828,119         $    644,117         $ 29,654,435         $ 26,566,974
                                              ============         ============         ============         ============

*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                     SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
         LARGE CAP GROWTH                     LIFESTYLE AGGRESSIVE 1000                   LIFESTYLE BALANCED 640
              TRUST                                    TRUST                                      TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$    543,947         $  1,441,638         $    388,350         $    216,326         $    840,004         $    569,650
    (336,972)              21,675             (133,768)              (9,437)             (20,180)              86,155

  (2,863,856)          (3,593,685)            (953,443)            (443,010)          (1,277,862)            (472,949)
  ----------           ----------             --------             --------           ----------             --------
  (2,656,881)          (2,130,372)            (698,861)            (236,121)            (458,038)             182,856
  ----------           ----------             --------             --------             --------              -------

   4,635,266            4,930,460            1,704,419            1,402,412            4,382,335            3,308,556
  (1,385,959)            (935,574)            (497,645)            (465,958)          (1,205,129)            (883,442)
     (28,148)            (149,564)             (10,477)              (1,220)             (34,338)            (122,975)
   1,438,904            4,710,968              162,573               (2,198)           1,404,753             (805,706)
   ---------            ---------              -------               -------           ---------             --------
   4,660,063            8,556,290            1,358,870              933,036            4,547,621            1,496,433
   ---------            ---------            ---------              -------            ---------            ---------
   2,003,182            6,425,918              660,009              696,915            4,089,583            1,679,289

  13,096,022            6,670,104            4,651,150            3,954,235            9,915,393            8,236,104
------------         ------------         ------------         ------------         ------------         ------------
$ 15,099,204         $ 13,096,022         $  5,311,159         $  4,651,150         $ 14,004,976         $  9,915,393
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                              SUB-ACCOUNT
                                              ---------------------------------------------------------------------------
                                                 LIFESTYLE CONSERVATIVE 280                    LIFESTYLE GROWTH 820
                                                            TRUST                                     TRUST
                                              ---------------------------------         ---------------------------------
                                               YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
                                              ------------         ------------         ------------         ------------
Income:
Net investment income during the year         $      7,507         $     13,788         $  2,133,146         $  1,673,771
Realized gain (loss) during the year                (2,326)                (844)            (779,392)              79,771
Unrealized appreciation (depreciation)
   during the year                                   3,395                2,739           (3,528,898)          (2,474,203)
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
   operations                                        8,576               15,683           (2,175,144)            (720,661)
                                              ------------         ------------         ------------         ------------
Changes from principal transactions:

    Transfer of net premiums                       374,546               30,443            7,605,366            5,916,596
    Transfer on terminations                       (27,728)              (9,144)          (4,069,271)          (2,038,161)
    Transfer on policy loans                          --                   --                256,322             (134,239)
    Net interfund transfers                       (127,414)              70,433              522,569              127,472
                                              ------------         ------------         ------------         ------------
Net increase (decrease) in assets from
    principal transactions                         219,404               91,732            4,314,986            3,871,668
                                              ------------         ------------         ------------         ------------

Total increase (decrease) in assets                227,980              107,415            2,139,842            3,151,007

Assets beginning of year                           222,609              115,194           23,821,430           20,670,423
                                              ------------         ------------         ------------         ------------
Assets end of year                            $    450,589         $    222,609         $ 25,961,272         $ 23,821,430
                                              ============         ============         ============         ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                   SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
    LIFESTYLE MODERATE 460                MID CAP                                           MID CAP OPPORTUNITIES
             TRUST                      GROWTH TRUST              MID CAP INDEX TRUST                 TRUST
---------------------------------------------------------------------------------------------------------------
 YEAR ENDED          YEAR ENDED         PERIOD ENDED        YEAR ENDED         PERIOD ENDED         PERIOD ENDED
 DEC. 31/01          DEC. 31/00         DEC. 31/01*         DEC. 31/01         DEC. 31/00***        DEC. 31/01*
-----------         -----------         -----------         -----------         -----------         -----------
$   110,107         $   164,841         $        --         $    15,781         $     9,975         $        --


    (36,040)             (8,201)             (7,118)            (80,613)              2,568              (1,753)

    (89,626)            (93,118)             (3,663)             38,888              (5,753)             52,061
-----------         -----------         -----------         -----------         -----------         -----------

    (15,559)             63,522             (10,781)            (25,944)              6,790              50,308
-----------         -----------         -----------         -----------         -----------         -----------

    828,356             499,839             141,446             563,684              62,405              62,205
   (146,711)           (278,844)            (10,451)            (70,740)            (18,904)             (6,427)
     68,632              (4,505)             (1,491)             (4,490)                 --                  --
     91,509              34,843             433,492           1,487,325             500,415             482,706
-----------         -----------         -----------         -----------         -----------         -----------

    841,786             251,333             562,996           1,975,779             543,916             538,484
-----------         -----------         -----------         -----------         -----------         -----------

    826,227             314,855             552,215           1,949,835             550,706             588,792

  1,590,737           1,275,882                  --             550,706                  --                  --
-----------         -----------         -----------         -----------         -----------         -----------
$ 2,416,964         $ 1,590,737         $   552,215         $ 2,500,541         $   550,706         $   588,792
===========         ===========         ===========         ===========         ===========         ===========

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                               SUB-ACCOUNT
                                           ------------------------------------------------------------------------------------
                                                                                 MID CAP
                                                 MID CAP STOCK TRUST           VALUE TRUST            MONEY MARKET TRUST
                                           ------------------------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED       PERIOD ENDED       YEAR ENDED        YEAR ENDED
                                            DEC. 31/01        DEC. 31/00       DEC. 31/01*        DEC. 31/01        DEC. 31/00
                                           ------------      ------------      ------------      ------------      ------------
Income:
Net investment income during the year      $         --      $         --      $      3,568      $  2,437,207      $  2,837,122
Realized gain (loss) during the year           (182,164)            4,809              (203)               --                --
Unrealized appreciation (depreciation)
   during the year                              118,888           (82,824)           75,425                --                --
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
   operations                                   (63,276)          (78,015)           78,790         2,437,207         2,837,122
                                           ------------      ------------      ------------      ------------      ------------
Changes from principal transactions:

    Transfer of net premiums                  1,002,409         1,209,637           258,014        65,123,257        60,929,701
    Transfer on terminations                   (187,920)          (70,213)          (26,156)      (10,140,660)       (7,374,966)
    Transfer on policy loans                    (10,150)           (1,970)               --        (3,343,393)         (602,642)
    Net interfund transfers                   1,070,600           497,797         1,395,147       (34,019,575)      (37,492,208)
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
    principal transactions                    1,874,939         1,635,251         1,627,005        17,619,629        15,459,885
                                           ------------      ------------      ------------      ------------      ------------

Total increase (decrease) in assets           1,811,663         1,557,236         1,705,795        20,056,836        18,297,007

Assets beginning of year                      1,743,424           186,188                --        63,898,986        45,601,979
                                           ------------      ------------      ------------      ------------      ------------
Assets end of year                         $  3,555,087      $  1,743,424      $  1,705,795      $ 83,955,822      $ 63,898,986
                                           ============      ============      ============      ============      ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.

See accompanying notes.

                                                    SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
                                                    PACIFIC RIM
          OVERSEAS TRUST                       EMERGING MARKETS TRUST                   QUANTITATIVE EQUITY TRUST
---------------------------------         ---------------------------------         ---------------------------------
 YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
 DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00           DEC. 31/01           DEC. 31/00
------------         ------------         ------------         ------------         ------------         ------------
$    592,006         $    410,096         $     32,951         $     37,735         $  8,592,412         $  8,207,833
  (2,314,964)            (743,314)          (2,930,761)           1,142,246              160,429            3,373,479

     310,847             (806,861)           1,175,536           (3,893,747)         (24,331,381)          (7,729,114)
------------         ------------         ------------         ------------         ------------         ------------

  (1,412,111)          (1,140,079)          (1,722,274)          (2,713,766)         (15,578,540)           3,852,198
------------         ------------         ------------         ------------         ------------         ------------

   1,448,316            2,507,305            1,289,621            1,890,887            8,102,224            8,153,108
    (455,736)            (284,281)            (685,431)            (692,836)          (5,795,856)          (8,068,279)
     (34,360)            (199,359)             (12,847)             (93,909)            (608,974)            (437,721)
    (150,626)           1,670,197             (518,291)             349,025             (298,597)           1,180,710
------------         ------------         ------------         ------------         ------------         ------------

     807,594            3,693,862               73,052            1,453,167            1,398,797              827,818
------------         ------------         ------------         ------------         ------------         ------------

    (604,517)           2,553,783           (1,649,222)          (1,260,599)         (14,179,743)           4,680,016

   6,926,139            4,372,356            9,249,526           10,510,125           66,536,535           61,856,519
------------         ------------         ------------         ------------         ------------         ------------
$  6,321,622         $  6,926,139         $  7,600,304         $  9,249,526         $ 52,356,792         $ 66,536,535
============         ============         ============         ============         ============         ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                           ------------------------------------------------------------------------------------
                                           QUANTITATIVE                                                   SCIENCE AND
                                           MID CAP TRUST      REAL ESTATE SECURITIES TRUST              TECHNOLOGY TRUST
                                           ------------------------------------------------------------------------------------
                                           PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                           DEC. 31/01*        DEC. 31/01        DEC. 31/00        DEC. 31/01        DEC. 31/00
                                           ------------      ------------      ------------      ------------      ------------
Income:
Net investment income during the year      $         --      $    746,285      $    725,501      $  1,203,870      $    875,644
Realized gain (loss) during the year               (395)         (395,929)         (368,039)       (8,654,548)        4,226,679
Unrealized appreciation (depreciation)
   during the year                               10,718           290,049         4,345,939        (5,654,641)      (19,928,665)
                                          ------------      ------------      ------------      ------------      ------------

Net increase (decrease) in assets from
   operations                                    10,323           640,405         4,703,401       (13,105,319)      (14,826,342)
                                           ------------      ------------      ------------      ------------      ------------
Changes from principal transactions:

    Transfer of net premiums                    163,892         2,755,868         2,709,003         6,810,840        11,215,089
    Transfer on terminations                       (800)       (3,131,725)       (1,866,577)       (2,006,086)       (2,826,592)

    Transfer on policy loans                         --          (157,802)         (245,678)         (163,297)         (405,481)
    Net interfund transfers                      60,539            99,125          (847,081)          798,743         9,680,246
                                           ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in assets from
    principal transactions                      223,631          (434,534)         (250,333)        5,440,200        17,663,262
                                           ------------      ------------      ------------      ------------      ------------

Total increase (decrease) in assets             233,954           205,871         4,453,068        (7,665,119)        2,836,920

Assets beginning of year                             --        23,496,035        19,042,967        29,296,160        26,459,240
                                           ------------      ------------      ------------      ------------      ------------
Assets end of year                         $    233,954      $ 23,701,906      $ 23,496,035      $ 21,631,041      $ 29,296,160
                                           ============      ============      ============      ============      ============

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
   SELECT                                                     SMALL COMPANY BLEND                   SMALL COMPANY VALUE
GROWTH TRUST            SMALL CAP INDEX TRUST                        TRUST                                 TRUST
-----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED       YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
DEC. 31/01**       DEC. 31/01        DEC. 31/00***       DEC. 31/01         DEC. 31/00         DEC. 31/01         DEC. 31/00
-----------        -----------        -----------        -----------        -----------        -----------        -----------
$        --        $    37,973        $     5,143        $    11,383        $   166,689        $     7,567        $     2,245
         34           (108,835)            (1,758)          (642,184)          (184,160)            24,674             93,029
      2,328              4,431            (10,171)           732,967           (603,705)           211,763             48,360
-----------        -----------        -----------        -----------        -----------        -----------        -----------

      2,362            (66,431)            (6,786)           102,166           (621,176)           244,004            143,634
-----------        -----------        -----------        -----------        -----------        -----------        -----------

         --            695,528             94,350            953,171          1,152,722          1,403,524            747,241
       (365)           (58,515)            (6,716)          (213,793)           (46,909)          (454,034)          (104,932)
         --             (2,104)            (3,396)            (3,343)           (27,509)           (89,164)            (9,018)
     28,875          1,682,151             78,092          1,358,981            954,977          1,656,901          1,241,872
-----------        -----------        -----------        -----------        -----------        -----------        -----------

     28,510          2,317,060            162,330          2,095,016          2,033,281          2,517,227          1,875,163
-----------        -----------        -----------        -----------        -----------        -----------        -----------

     30,872          2,250,629            155,544          2,197,182          1,412,105          2,761,231          2,018,797
         --            155,544                 --          1,793,734            381,629          3,119,400          1,100,603
-----------        -----------        -----------        -----------        -----------        -----------        -----------
$    30,872        $ 2,406,173        $   155,544        $ 3,990,916        $ 1,793,734        $ 5,880,631        $ 3,119,400
===========        ===========        ===========        ===========        ===========        ===========        ===========

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                SUB-ACCOUNT
                                                ----------------------------------------------------------------------------
                                                 SMALL MID            SMALL MID CAP
                                                 CAP TRUST            GROWTH TRUST               STRATEGIC BOND TRUST
                                                ----------------------------------------------------------------------------
                                                PERIOD ENDED          PERIOD ENDED         YEAR ENDED             YEAR ENDED
                                                DEC. 31/01**          DEC. 31/01**         DEC. 31/01             DEC. 31/00
                                                -----------           -----------          -----------           -----------
Income:
Net investment income during the year           $         1           $        --          $   394,888           $   286,876
Realized gain (loss) during the year                     18                    --              (81,265)              (66,380)
Unrealized appreciation (depreciation)
   during the year                                    1,796                    55               15,518                61,320
                                                -----------           -----------          -----------           -----------
Net increase (decrease) in assets from
   operations                                         1,815                    55              329,141               281,816
                                                -----------           -----------          -----------           -----------
Changes from principal transactions:

    Transfer of net premiums                            925                    --            1,083,745             1,165,949
    Transfer on terminations                           (399)                   --             (553,860)             (235,557)
    Transfer on policy loans                             --                    --              (21,625)              (45,301)
    Net interfund transfers                          20,432                 6,755              100,755               304,387
                                                -----------           -----------          -----------           -----------

Net increase (decrease) in assets from
    principal transactions                           20,958                 6,755              609,015             1,189,478
                                                -----------           -----------          -----------           -----------

Total increase (decrease) in assets                  22,773                 6,810              938,156             1,471,294

Assets beginning of year                                 --                    --            4,952,630             3,481,336
                                                -----------           -----------          -----------           -----------
Assets end of year                              $    22,773           $     6,810          $ 5,890,786           $ 4,952,630
                                                ===========           ===========          ===========           ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
** Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
  STRATEGIC                STRATEGIC OPPORTUNITIES                     TACTICAL ALLOCATION           TELECOMMUNICATIONS
GROWTH TRUST                       TRUST                                     TRUST                          TRUST
------------         ---------------------------------         ---------------------------------         ------------
PERIOD ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED         PERIOD ENDED          PERIOD ENDED
DEC. 31/01*           DEC. 31/01           DEC. 31/00           DEC. 31/01         DEC. 31/00***          DEC. 31/01*
------------         ------------         ------------         ------------         ------------         ------------
$         --         $  4,829,644         $  4,905,140         $      3,024         $     11,333         $         --
      (6,143)            (939,512)            (440,187)              (7,137)                 (20)                (773)

      (1,050)          (9,296,726)          (6,852,403)             (53,200)             (24,796)                (802)
------------         ------------         ------------         ------------         ------------         ------------

      (7,193)          (5,406,594)          (2,387,450)             (57,313)             (13,483)              (1,575)
------------         ------------         ------------         ------------         ------------         ------------

     132,161            6,338,370            5,698,436              168,737              270,846               10,085
     (15,101)          (3,388,636)          (2,255,941)             (42,733)              (7,090)              (1,870)
          --             (108,983)            (210,773)              (5,586)              (3,393)                  --
     530,756              (32,555)             333,630               72,993               70,288               56,963
------------         ------------         ------------         ------------         ------------         ------------

     647,816            2,808,196            3,565,352              193,411              330,651               65,178
------------         ------------         ------------         ------------         ------------         ------------

     640,623           (2,598,398)           1,177,902              136,098              317,168               63,603
          --           33,858,271           32,680,369              317,168                   --                   --
------------         ------------         ------------         ------------         ------------         ------------
$    640,623         $ 31,259,873         $ 33,858,271         $    453,266         $    317,168         $     63,603
============         ============         ============         ============         ============         ============

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                                 SUB-ACCOUNT
                                                -----------------------------------------------------------------------------
                                                                                                       TOTAL STOCK
                                                       TOTAL RETURN TRUST                          MARKET INDEX TRUST
                                                ---------------------------------           ---------------------------------
                                                YEAR ENDED            YEAR ENDED            YEAR ENDED           PERIOD ENDED
                                                DEC. 31/01            DEC. 31/00            DEC. 31/01           DEC. 31/00***
                                                -----------           -----------           -----------           -----------
Income:
Net investment income during the year           $   151,288           $    29,836           $    17,140           $     2,748
Realized gain (loss) during the year                268,978                 6,187              (100,210)                 (239)
Unrealized appreciation (depreciation)
   during the year                                  (81,071)              145,527               (34,713)              (22,955)
                                                -----------           -----------           -----------           -----------
Net increase (decrease) in assets from
   operations                                       339,195               181,550              (117,783)              (20,446)
                                                -----------           -----------           -----------           -----------
Changes from principal transactions:

    Transfer of net premiums                      1,878,907               800,492               871,757               199,595
    Transfer on terminations                       (306,084)              (68,577)             (125,929)               (9,092)
    Transfer on policy loans                           (732)              (48,429)              (11,062)                   --
    Net interfund transfers                       2,952,686             1,016,257             1,358,533               123,776
                                                -----------           -----------           -----------           -----------
Net increase (decrease) in assets from
    principal transactions                        4,524,777             1,699,743             2,093,299               314,279
                                                -----------           -----------           -----------           -----------

Total increase (decrease) in assets               4,863,972             1,881,293             1,975,516               293,833

Assets beginning of year                          2,360,830               479,537               293,833                    --
                                                -----------           -----------           -----------           -----------
Assets end of year                              $ 7,224,802           $ 2,360,830           $ 2,269,349           $   293,833
                                                ===========           ===========           ===========           ===========

* Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

                                                          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
        U.S. GOVERNMENT                    U.S. LARGE CAP VALUE              UTILITIES
        SECURITIES TRUST                           TRUST                       TRUST                     VALUE TRUST
-------------------------------       -------------------------------       ------------       -------------------------------
 YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        PERIOD ENDED        YEAR ENDED         YEAR ENDED
 DEC. 31/01         DEC. 31/00         DEC. 31/01         DEC. 31/00         DEC. 31/01*        DEC. 31/01         DEC. 31/00
------------       ------------       ------------       ------------       ------------       ------------       ------------
$    358,458       $    319,991       $     93,316       $     30,478       $        466       $    393,971       $         --
       6,248            (33,921)            22,912              2,018             (1,344)           245,518           (204,029)
      76,680            189,826           (309,297)            35,510            (15,058)          (370,126)         1,955,231
------------       ------------       ------------       ------------       ------------       ------------       ------------

     441,386            475,896           (193,069)            68,006            (15,936)           269,363          1,751,202
------------       ------------       ------------       ------------       ------------       ------------       ------------

   2,243,613          1,442,818          3,065,164          3,097,133             41,489          3,138,784          1,668,925
    (522,634)          (420,953)          (705,239)          (306,562)            (3,751)        (1,041,187)          (372,336)
     (29,512)             1,677             (5,200)            (6,546)                --           (100,503)          (118,965)
   1,043,244           (710,743)         1,630,192          2,799,989             71,319          3,077,899          1,097,532
------------       ------------       ------------       ------------       ------------       ------------       ------------

   2,734,711            312,799          3,984,917          5,584,014            109,057          5,074,993          2,275,156
------------       ------------       ------------       ------------       ------------       ------------       ------------

   3,176,097            788,695          3,791,848          5,652,020             93,121          5,344,356          4,026,358
   5,347,411          4,558,716          7,545,950          1,893,930                 --          9,109,405          5,083,047
------------       ------------       ------------       ------------       ------------       ------------       ------------
$  8,523,508       $  5,347,411       $ 11,337,798       $  7,545,950       $     93,121       $ 14,453,761       $  9,109,405
============       ============       ============       ============       ============       ============       ============

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                        SUB-ACCOUNT
                                             ----------------------------------
                                                     500 INDEX TRUST                                 TOTAL
                                             ----------------------------------        ----------------------------------
                                              YEAR ENDED          PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                              DEC. 31/01          DEC. 31/00***         DEC. 31/01           DEC. 31/00
                                             -------------        -------------        -------------        -------------
Income:
Net investment income during the year        $     102,526        $      11,246        $  44,389,613        $  51,387,171
Realized gain (loss) during the year              (372,741)             (16,940)         (33,338,270)          22,080,244
Unrealized appreciation (depreciation)
   during the year                                (439,691)            (273,894)        (115,320,231)        (115,641,365)
                                             -------------        -------------        -------------        -------------
Net increase (decrease) in assets from
   operations                                     (709,906)            (279,588)        (104,268,888)         (42,173,950)
                                             -------------        -------------        -------------        -------------
Changes from principal transactions:

    Transfer of net premiums                     6,226,392            3,899,444          211,514,608          214,068,040
    Transfer on terminations                      (643,218)            (203,952)         (78,331,448)         (70,163,910)
    Transfer on policy loans                        (7,178)             (18,727)          (5,224,156)          (7,067,602)
    Net interfund transfers                      3,290,126            1,953,381           (1,064,286)             275,952
                                             -------------        -------------        -------------        -------------
Net increase (decrease) in assets from
    principal transactions                       8,866,122            5,630,146          126,894,718          137,112,480
                                             -------------        -------------        -------------        -------------

Total increase (decrease) in assets              8,156,216            5,350,558           22,625,830           94,938,530

Assets beginning of year                         5,350,558                   --          778,688,317          683,749,787
                                             -------------        -------------        -------------        -------------
Assets end of year                           $  13,506,774        $   5,350,558        $ 801,314,147        $ 778,688,317
                                             =============        =============        =============        =============

*** Reflects the period from commencement of operations May 2, 2000 through December 31, 2000.

See accompanying notes.

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

                          Notes to Financial Statements

                                December 31, 2001

1. ORGANIZATION

The Manufacturers Life Insurance Company of America Separate Account Three (the Account) is a separate account established by The Manufacturers Life Insurance Company of America (the Company). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended and has sixty-seven investment sub-accounts. Each investment sub-account invests solely in shares of a particular Manufacturers Investment Trust (Trust) portfolio. The Trust is an open-end management investment company, commonly known as a mutual fund, which is not offered to the public but sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. The Account is a funding vehicle for allocation of net premiums under single premium variable life and variable universal life insurance contracts (the Contracts) issued by the Company. The Account was established by the Company, a life insurance company organized in 1983 under Michigan law. The Company is an indirect, wholly owned subsidiary of the Manufacturers Life Insurance Company (Manulife Financial), a Canadian life insurance company. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company.

The Company is required to maintain assets in the Account with a total fair value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the variable contracts are general corporate obligations of the Company.

Additional assets are held in the Company's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

As the result of portfolio changes, the following sub-accounts of the Account have been renamed as follows:

           PREVIOUS NAME                            NEW NAME                         EFFECTIVE DATE
           -------------                            --------                         --------------
        Mid Cap Blend Trust              Strategic Opportunities Trust                May 1, 2001
        Mid Cap Growth Trust                  All Cap Growth Trust                    May 2, 2000

              The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

1. ORGANIZATION (CONTINUED)

The following sub-accounts of the Account were added as investment options for variable life insurance contract holders of the Company:

                                                    Commencement of
                                                   Operations of the
                                                      Sub-accounts
                                                   -----------------
All Cap Value Trust                                    May 1, 2001
Capital Appreciation Trust                             May 1, 2001
Capital Opportunities Trust                            May 1, 2001
Core Value Trust                                     July 16, 2001
Dynamic Growth Trust                                   May 2, 2000
Financial Services Trust                               May 1, 2001
Fundamental Value Trust                                May 1, 2001
Global Equity Select Trust                           July 16, 2001
Health Sciences Trust                                  May 1, 2001
High Grade Bond Trust                                July 16, 2001
International Equity Select Trust                    July 16, 2001
International Index Trust                              May 2, 2000
Internet Technologies Trust                            May 2, 2000
Mid Cap Growth Trust                                   May 1, 2001
Mid Cap Index Trust                                    May 2, 2000
Mid Cap Opportunities Trust                            May 1, 2001
Mid Cap Value Trust                                    May 1, 2001
Quantitative Mid Cap Trust                             May 1, 2001
Select Growth Trust                                  July 16, 2001
Small Cap Index Trust                                  May 2, 2000
Small Mid Cap Trust                                  July 16, 2001
Small Mid Cap Growth Trust                           July 16, 2001
Strategic Growth Trust                                 May 1, 2001
Tactical Allocation Trust                              May 2, 2000
Telecommunications Trust                               May 1, 2001
Total Stock Market Index Trust                         May 2, 2000
Utilities Trust                                        May 1, 2001
500 Index Trust                                        May 2, 2000

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

Investments of each sub-account are made in the portfolios of the Trust and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contract.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from these estimates.

3. CONTRACT CHARGES

The Company deducts certain charges from gross premium before placing the remaining net premiums in the sub-account. In the event of a surrender, surrender charges may be made by the Company to cover sales expenses and administrative expenses associated with underwriting the policy issue. Each month a deduction consisting of an administrative charge, a charge for cost of insurance, a charge for mortality and expense risk and charges for supplementary benefits is deducted from the policy value.

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)

4. PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                               PURCHASES                SALES
                                             ------------           ------------
SUB-ACCOUNTS:
  Aggressive Growth Trust                    $  2,681,136           $    887,200
  All Cap Growth Trust                          7,266,712              3,230,071
  All Cap Value Trust                             454,817                 55,020
  Balanced Trust                                3,648,646              4,046,842
  Blue Chip Growth Trust                       12,120,297              3,301,472
  Capital Appreciation Trust                      316,209                 14,910
  Capital Opportunities Trust                     376,180                 16,154
  Core Value Trust                                 47,258                    566
  Diversified Bond Trust                        3,680,033                377,886
  Dynamic Growth Trust                          1,578,785                282,734
  Emerging Small Company Trust                  8,026,635              7,396,313
  Equity Income Trust                          10,963,854              2,759,345
  Equity Index Trust                            8,716,592              6,856,326
  Financial Services Trust                        374,872                 63,678
  Fundamental Value Trust                       2,069,941                 21,048
  Global Bond Trust                               634,623                 95,593
  Global Equity Trust                          12,640,379              9,466,681
  Global Equity Select Trust                       11,989                    342
  Growth Trust                                  4,664,906              2,835,095
  Growth & Income Trust                        10,764,545              2,597,509
  Health Sciences Trust                           991,784                 19,320
  High Grade Bond Trust                           167,307                  3,150
  High Yield Trust                              6,058,178              3,699,731
  Income and Value Trust                        3,030,660                523,647
  International Equity Select Trust                11,498                     69
  International Index Trust                       816,546                 95,771
  International Small Cap Trust                17,320,080             17,508,105
  International Stock Trust                    20,859,129             18,370,833
  International Value Trust                     7,314,612              5,475,127
  Internet Technologies Trust                     618,828                137,288
  Investment Quality Bond Trust                 6,872,691              4,073,667
  Large Cap Growth Trust                        6,088,912                884,902
  Lifestyle Aggressive 1000 Trust               2,106,322                359,102
  Lifestyle Balanced 640 Trust                  6,188,555                800,929
  Lifestyle Conservative 280 Trust                528,250                301,340
  Lifestyle Growth 820 Trust                    9,549,083              3,100,950
  Lifestyle Moderate 460 Trust                  1,242,353                290,460
  Mid Cap Growth Trust                            586,214                 23,217
  Mid Cap Index Trust                           3,418,427              1,426,866
  Mid Cap Opportunities Trust                     544,867                  6,383
  Mid Cap Stock Trust                           2,348,462                473,523
  Mid Cap Value Trust                           1,716,049                 85,475
  Money Market Trust                          119,942,122             99,885,286
  Overseas Trust                               25,659,528             24,259,928
  Pacific Rim Emerging Markets Trust            8,586,849              8,480,845
  Quantitative Equity Trust                    16,537,979              6,546,771

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



4. PURCHASES AND SALES (CONTINUED)

                                                PURCHASES              SALES
                                              ------------          ------------
SUB-ACCOUNTS:
    Quantitative Mid Cap Trust                     225,091                 1,460
    Real Estate Securities Trust                 4,207,957             3,896,207
    Science & Technology Trust                  14,155,526             7,511,456
    Select Growth Trust                             28,752                   241
    Small Cap Index Trust                        4,256,591             1,901,557
    Small Company Blend Trust                    3,581,541             1,475,142
    Small Company Value Trust                    4,242,622             1,717,828
    Small Mid Cap Trust                             21,227                   268
    Small Mid Cap Growth Trust                       6,755                    --
    Strategic Bond Trust                         1,886,854               882,951
    Strategic Growth Trust                         682,838                35,021
    Strategic Opportunities Trust               10,656,061             3,018,221
    Tactical Allocation Trust                      231,107                34,673
    Telecommunications Trust                        66,501                 1,323
    Total Return Trust                           7,406,206             2,730,142
    Total Stock Market Index Trust               3,431,768             1,321,329
    U.S. Government Securities Trust             5,051,630             1,958,461
    U.S. Large Cap Value Trust                   4,751,246               673,013
    Utilities Trust                                116,995                 7,472
    Value Trust                                  8,440,039             2,971,074
    500 Index Trust                             10,605,619             1,636,971
                                              ------------          ------------
Total                                         $444,196,620          $272,833,181
                                              ============          ============

5. FINANCIAL HIGHLIGHTS

                                                                                                        FOR THE YEAR ENDED
                                               AT DECEMBER 31, 2001                                      DECEMBER 31, 2001
                                            ---------------------------------------------------------------------------------
                                                                                                      INVESTMENT
                                                                 UNIT              NET                  INCOME          TOTAL
                                              UNITS              VALUE            ASSETS                RATIO*         RETURN**
                                            ---------------------------------------------------------------------------------
SUB-ACCOUNTS:
    Aggressive Growth Trust                   457,854          $ 15.37          $ 7,037,748               --           -25.98%
    All Cap Growth Trust                      890,563            19.27           17,159,871               --           -23.77%
    All Cap Value Trust+                       33,810            12.61              426,415             0.04%             0.90%
    Balanced Trust                          1,289,838            24.01           30,975,672             2.19%          -10.20%
    Blue Chip Growth Trust                  1,766,660            20.45           36,125,334               --           -14.61%
    Capital Appreciation Trust+                27,016            11.10              299,845               --           -11.21%
    Capital Opportunities Trust+               33,938            10.70              363,137               --           -14.40%
    Core Value Trust++                          4,163            11.90               49,540               --            -4.81%
    Diversified Bond Trust                    429,951            15.44            6,638,730             5.48%             7.09%
    Dynamic Growth Trust                      414,500             4.77            1,976,588             0.17%          -40.24%
    Emerging Small Company Trust            1,260,898            55.71           70,245,302               --           -22.24%
    Equity Income Trust                     1,655,611            19.04           31,529,986             1.64%             1.29%
    Equity Index Trust                      3,430,166            18.92           64,913,790             1.03%          -12.26%
    Financial Services Trust+                  27,008            11.63              314,189             0.08%           -6.93%

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



5. FINANCIAL HIGHLIGHTS (CONT'D)

                                                     ------------------------------------------------------------------------
                                                                                                       INVESTMENT
                                                                        UNIT            NET              INCOME         TOTAL
                                                       UNITS            VALUE          ASSETS            RATIO*        RETURN**
                                                     ------------------------------------------------------------------------
SUB-ACCOUNTS:
     Fundamental Value Trust+                          174,799          11.73         2,050,391             --          -6.16%
     Global Bond Trust                                  93,604          13.57         1,269,754             --           0.53%
     Global Equity Trust                               670,651          15.98        10,715,183           2.45%        -16.09%
     Global Equity Select Trust++                        1,073          12.20            13,095             --          -2.40%
     Growth Trust                                    1,000,241          14.56        14,561,330             --         -21.37%
     Growth and Income Trust                         2,674,526          19.33        51,711,198           0.41%        -11.28%
     Health Sciences Trust+                             75,141          13.54         1,017,414             --           8.32%
     High Grade Bond Trust++                            12,296          12.90           158,625           2.79%          3.21%
     High Yield Trust                                  466,497          13.23         6,171,637           9.19%         -5.47%
     Income and Value Trust                            503,442          16.44         8,275,552           2.68%          0.98%
     International Equity Select Trust++                   969          12.02            11,647             --          -3.84%
     International Index Trust                          88,736           8.74           775,973           1.22%        -22.41%
     International Small Cap Trust                     349,581          12.77         4,463,179             --         -31.10%
     International Stock Trust                       1,880,342          11.86        22,300,841           0.20%        -21.53%
     International Value Trust                         299,711          10.93         3,276,153           1.02%         -9.97%
     Internet Technologies Trust                       218,501           3.79           828,119             --         -46.09%
     Investment Quality Bond Trust                   1,740,743          17.04        29,654,435           5.47%          7.33%
     Large Cap Growth Trust                          1,103,220          13.69        15,099,204             --         -17.81%
     Lifestyle Aggressive 1000 Trust                   376,673          14.10         5,311,159           0.37%        -13.67%
     Lifestyle Balanced 640 Trust                      855,914          16.36        14,004,976           2.55%         -4.71%
     Lifestyle Conservative 280 Trust                   25,748          17.50           450,589           3.89%          3.30%
     Lifestyle Growth 820 Trust                      1,669,794          15.55        25,961,272           1.40%         -8.97%
     Lifestyle Moderate 460 Trust                      142,884          16.92         2,416,964           3.30%         -1.09%
     Mid Cap Growth Trust+                              52,743          10.47           552,215             --         -16.24%
     Mid Cap Index Trust                               189,985          13.16         2,500,541           0.85%         -1.73%
     Mid Cap Opportunities Trust+                       55,599          10.59           588,792             --         -15.28%
     Mid Cap Stock Trust                               330,092          10.77         3,555,087             --         -10.99%
     Mid Cap Value Trust+                              130,318          13.09         1,705,795           0.74%          4.72%
     Money Market Trust                              3,996,981          21.01        83,955,822           3.59%          3.59%
     Overseas Trust                                    519,934          12.16         6,321,622           0.27%        -21.10%
     Pacific Rim Emerging Markets Trust              1,041,091           7.30         7,600,304           0.41%        -18.58%
     Quantitative Equity Trust                       1,203,842          43.49        52,356,792           0.30%        -22.95%
     Quantitative Mid Cap Trust+                        22,937          10.20           233,954             --         -18.40%
     Real Estate Securities Trust                      603,342          39.28        23,701,906           3.75%          3.15%
     Science and Technology Trust                    1,388,634          15.58        21,631,041             --         -41.25%
     Select Growth Trust++                               2,599          11.88            30,872             --          -4.96%
     Small Cap Index Trust                             202,574          11.88         2,406,173           1.85%          1.41%
     Small Company Blend Trust                         316,717          12.60         3,990,916             --          -2.30%
     Small Company Value Trust                         565,676          10.40         5,880,631           0.17%          6.54%
     Small Mid Cap Trust++                               1,906          11.95            22,773           0.01%         -4.40%
     Small Mid Cap Growth Trust++                          612          11.13             6,810             --         -10.96%
     Strategic Bond Trust                              366,019          16.09         5,890,786           7.96%          6.25%
     Strategic Growth Trust+                            58,133          11.02           640,623             --         -11.84%
     Strategic Opportunities Trust                   2,079,350          15.03        31,259,873           0.50%        -15.25%

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



5. FINANCIAL HIGHLIGHTS (CONT'D)

                                              ----------------------------------------------------------------------------
                                                                                                   INVESTMENT
                                                                  UNIT             NET               INCOME          TOTAL
                                                UNITS             VALUE           ASSETS             RATIO*         RETURN**
                                              ----------------------------------------------------------------------------
SUB-ACCOUNTS:
    Tactical Allocation Trust                    43,247           10.48            453,266            0.11%         -13.39%
    Telecommunications Trust+                     8,021            7.93             63,603              --          -36.56%
    Total Return Trust                          486,338           14.86          7,224,802            3.59%           8.28%
    Total Stock Market Index Trust              227,808            9.96          2,269,349            0.92%         -11.41%
    U.S. Government Securities Trust            602,920           14.14          8,523,508            4.75%           7.03%
    U.S. Large Cap Value Trust                  881,525           12.86         11,337,798            0.38%          -2.55%
    Utilities Trust+                              9,963            9.35             93,121            1.05%         -25.22%
    Value Trust                                 812,349           17.79         14,453,761            0.53%           3.42%
    500 Index Trust                           1,363,591            9.91         13,506,774            0.84%         -12.37%

     * These ratios represent the dividends, excluding distributions of capital gains, distributed by the Trust portfolio, net of management fees and expenses assessed by the fund manager, divided by the average net assets of respective Trust portfolio, which approximates the ratio of dividends, excluding distribution of capital gains, received by the sub-account of the Account, net of management fees and expenses assessed by the fund manager, divided by the average unit value. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Trust portfolio in which the sub-accounts invest.
     ** These ratios represent the total return for the period indicated, including changes in the value of the underlying Trust portfolio. There are no expenses of the Account that result in a direct reduction to unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the separate account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
     + Reflects the period from commencement of operations May 1, 2001 through December 31, 2001.
     ++ Reflects the period from commencement of operations July 16, 2001 through December 31, 2001.

6. RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly owned subsidiary of Manulife Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement with the Company. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws sell the Contracts. Registered representatives are compensated on a commission basis.

               The Manufacturers Life Insurance Company of America
                             Separate Account Three

                    Notes to Financial Statements (continued)



6. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has a formal service agreement with its affiliates, Manulife Financial and The Manufacturers Life Insurance Company (U.S.A.) ("Manulife U.S.A."), which can be terminated by either party upon two months notice. Under this Agreement, the Company pays for legal, actuarial, investment and certain other administrative services.

7. SUBSEQUENT EVENT

Effective January 1, 2002, the Company transferred all of its variable business to Manulife U.S.A. via an assumption reinsurance agreement. As a result, products originally sold and administered under the name of the Company will be offered and administered under the name of Manulife U.S.A. As such and effective January 1, 2002, the Account will be known as The Manufacturers Life Insurance Company U.S.A. Separate Account A.

Also, effective January 1, 2002, ManEquity, Inc. was merged into Manulife Financial Securities LLC. Manulife Financial Securities LLC, a subsidiary of Manulife U.S.A., will carry on the business of ManEquity, Inc.

                             THE MANUFACTURERS LIFE

                                INSURANCE COMPANY

                                     (U.S.A.)

                              AUDITED CONSOLIDATED

                              FINANCIAL STATEMENTS

                                   YEARS ENDED

                        DECEMBER 31, 2001, 2000 AND 1999

                           [MANULIFE FINANCIAL LOGO]

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                    AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                    CONTENTS

REPORT OF INDEPENDENT AUDITORS...............................................1


AUDITED CONSOLIDATED FINANCIAL STATEMENTS

     CONSOLIDATED BALANCE SHEETS.............................................2

     CONSOLIDATED STATEMENTS OF INCOME.......................................3

     CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS...............4

     CONSOLIDATED STATEMENTS OF CASH FLOWS...................................5

     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS..............................6

                         REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We have audited the accompanying consolidated balance sheets of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Manufacturers Life Insurance Company (U.S.A.) and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2001, the Company changed its accounting for certain investments.

                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
March 22, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

As at December 31 ($ millions)
ASSETS                                                                                 2001                      2000
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
Securities available-for-sale, at fair value:
       Fixed-maturity (amortized cost: 2001  $9,656  ; 2000 $9,580)               $   10,108                $   9,797
       Equity (cost: 2001 $889 ; 2000 $707)                                              845                      852
Mortgage loans                                                                         1,675                    1,539
Real estate                                                                              969                       986
Policy loans                                                                           2,226                    1,998
Short-term investments                                                                   539                      715
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $   16,362                $  15,887
----------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                         $      109                $      98
Deferred acquisition costs                                                             2,302                    2,066
Deferred income taxes                                                                     79                      125
Due from affiliates                                                                      508                      511
Amounts recoverable from reinsurers                                                      767                      572
Other assets                                                                             641                      757
Separate account assets                                                               30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      $   50,985                $  49,697
======================================================================================================================
 LIABILITIES, CAPITAL AND SURPLUS
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Policyholder liabilities and accruals                                             $   17,415                $  16,240
Note payable                                                                             200                      200
Due to affiliate                                                                         250                      250
Other liabilities                                                                        601                      778
Separate account liabilities                                                          30,217                   29,681
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                 $   48,683                $  47,149
======================================================================================================================
CAPITAL AND SURPLUS:
Capital stock                                                                     $        5                $       5
Retained earnings                                                                      2,176                    2,260
Accumulated other comprehensive income                                                   121                      283
----------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                         $    2,302                $   2,548
----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                                            $   50,985                $  49,697
======================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                                       2001             2000           1999
------------------------------------------------------------------------------------------------------------------------
REVENUE:

     Premiums                                                                   $  794          $    814       $    881
     Fee income                                                                    903               958            746
     Net investment income                                                       1,115             1,135          1,121
     Realized investment gains                                                      35               137             27
     Other                                                                          12                --              5
------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                                   $2,859          $  3,044       $  2,780
------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

     Policyholder benefits and claims                                           $1,567          $  1,535       $  1,429
     Operating expenses and commissions                                            600               617            494
     Amortization of deferred acquisition costs                                    277               180             40
     Interest expense                                                               30                19              8
     Policyholder dividends                                                        348               339            323
     Minority interest expense                                                      --                16             16
------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                                     $2,822          $  2,706       $  2,310
------------------------------------------------------------------------------------------------------------------------
INCOME BEFORE INCOME TAXES                                                          37               338            470
------------------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                                        (4)               90            177
------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                      $   41          $    248       $    293
========================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                                    ACCUMULATED
                                                                                       OTHER           TOTAL
  FOR THE YEARS ENDED DECEMBER 31                     CAPITAL    RETAINED           COMPREHENSIVE    CAPITAL AND
  ($ millions)                                         STOCK     EARNINGS           INCOME (LOSS)      SURPLUS
-----------------------------------------------------------------------------------------------------------------
  BALANCE AT JANUARY 1, 1999                           $  5          $1,697             $ 149         $ 1,851
  Comprehensive income                                   --             293               (21)            272
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 1999                           $  5          $1,990             $ 128         $ 2,123
-----------------------------------------------------------------------------------------------------------------
  Comprehensive income                                   --             248               155             403
  Contributed surplus                                    --              22                --              22
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2000                           $  5          $2,260             $ 283         $ 2,548
  Comprehensive income                                   --              41              (162)           (121)
  Dividend to shareholder                                --            (125)               --            (125)
-----------------------------------------------------------------------------------------------------------------
  BALANCE, DECEMBER 31, 2001                           $  5          $2,176             $ 121         $ 2,302
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                            2001                 2000           1999
-----------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:

Net Income                                                           $     41           $     248       $    293
Adjustments to reconcile net income to net cash provided by
operating activities:
     Additions to policyholder liabilities and accruals                   442                 330            404
     Deferred acquisition costs                                          (538)               (590)          (463)
     Amortization of deferred acquisition costs                           277                 180             40
     Amounts recoverable from reinsurers                                  (91)                 23            334
     Realized investment gains                                            (35)               (137)           (27)
     Decreases to deferred income taxes                                    60                  34            194
     Amounts due from affiliates                                            3                 259             22
     Other assets and liabilities, net                                    (38)               (244)           258
     Other, net                                                             3                 (62)            58
-----------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                            $    124           $      41       $  1,113
-----------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                    $  9,976           $   6,584       $  4,302
Fixed-maturity securities purchased                                   (10,031)             (6,792)        (4,763)
Equity securities sold                                                    412               1,185            303
Equity securities purchased                                              (587)             (1,012)          (349)
Mortgage loans advanced                                                  (334)               (187)          (148)
Mortgage loans repaid                                                     200                 274            314
Real estate sold                                                           42                 101             54
Real estate purchased                                                     (29)                (58)          (219)
Policy loans advanced, net                                               (228)               (155)          (133)
Short-term investments                                                    176                (431)          (251)
Separate account seed money                                                --                  --             32
Other investments, net                                                    (26)                196           (355)
-----------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                $   (429)          $    (295)      $ (1,213)
-----------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Deposits and interest credited to policyholder account balances      $  1,934           $   1,336       $  1,263
Withdrawals from policyholder account balances                         (1,532)             (1,579)          (987)
Amounts due to affiliates                                                 150                 250             --
Principal repayment of amounts due to affiliates                         (150)                 --             --
Net reinsurance recoverable (payable)                                      39                  87           (158)
Dividend to shareholder                                                  (125)                 --             --
Borrowed funds                                                             --                 107             50
-----------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                            $    316           $     201       $    168
-----------------------------------------------------------------------------------------------------------------
CASH:
Increase (decrease) during the year                                        11                 (53)            68
Balance, beginning of year                                                 98                 151             83
-----------------------------------------------------------------------------------------------------------------
BALANCE, END OF YEAR                                                 $    109           $      98       $    151
=================================================================================================================

The accompanying notes are an integral part of these consolidated financial statements.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN MILLIONS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA") is an indirectly wholly-owned subsidiary of Manulife Financial Corporation, a Canadian-based publicly traded company. Manulife Financial Corporation ("MFC") and its subsidiaries are collectively known as "Manulife Financial". ManUSA and its subsidiaries, collectively known as the "Company", operate in the life insurance industry, offering a broad range of insurance and wealth management related products. These products are offered both on an individual and group basis and are marketed primarily in the United States.

         In December of 2000 through an issuance of shares, the Company acquired the remaining 21.6% minority interest in Manulife-Wood Logan Holding Co. Inc ("MWLH"), a subsidiary of the Company, from MRL Holding, LLC ("MRL-LLC"), an affiliated company. As this was a related party transaction, the purchase was accounted for at MRL-LLC's carrying value and no goodwill was generated.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying consolidated financial statements of ManUSA have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include accounts and operations, after intercompany eliminations, of ManUSA and its subsidiaries.

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

     b)  RECENT ACCOUNTING STANDARDS

         In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" and SFAS No. 142, "Goodwill and Other Intangible Assets". SFAS No. 141 requires the purchase method of accounting to be used for all future business combinations. SFAS No. 142 eliminates the practice of amortizing goodwill through periodic charges to earnings and establishes a new methodology for recognizing and measuring goodwill and other intangible assets. Under this new accounting standard, the Company will cease goodwill amortization effective January 1, 2002. The Company is currently considering the other provisions of the new standard. The impact of adopting these two standards on the Company's financial statements is not expected to be material.

         EITF Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets", applies to all securities, purchased or retained, which represent beneficial interests in securitized assets, unless they meet certain exception criteria. Such securities include many collateralized mortgage, bond, debt and loan obligations, mortgage-backed securities, and asset-backed securities. EITF 99-20 significantly changes the method of assessing "other than temporary impairments" and for recognizing interest income. A decline in fair value below the "amortized cost" basis is considered to be an other than temporary impairment whenever there is an adverse change in the amount or timing of cash flows to be received, regardless of the resulting yield, unless the decrease is solely a result of changes in market interest rates. Interest income is based on prospective estimates of future cash flows. EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. We reviewed all applicable securities held by the Company since April 1, 2001 and deemed the impact of this new accounting clarification as immaterial.

     c)  INVESTMENTS

         The Company classifies all of its fixed-maturity and equity securities as available-for-sale and records these securities at fair value. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred taxes, deferred acquisition costs, policyholder liabilities and unearned revenue liability.

         Mortgage loans are reported at unpaid principal balances, net of a provision for losses. The provision for losses is established for mortgage loans both on a specific as well as on an aggregate basis. Mortgage loans are considered to be impaired when the Company has determined that it is probable that all amounts due under contractual terms will not be collected. Impaired loans are reported at the lower of unpaid principal or fair value of the underlying collateral.

         Real estate held for investment is carried at cost, less accumulated depreciation and provisions for impairment and write-downs, if applicable. Real estate held for sale is carried at the lower of cost or market value where changes in estimates of market value are recognized as realized gains or losses in the income statement.

         Policy loans are reported at aggregate unpaid balances, which approximates fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than ninety days as at the date of acquisition, are reported at amortized cost which approximates fair value.

     d)  CASH EQUIVALENTS

         The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     e)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses, which vary with and are primarily related to the production of new business, are deferred to the extent recoverable from future gross profits and included as an asset. The portion of DAC associated with variable annuity and variable life insurance contracts, universal life insurance contracts, investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. This amortization is adjusted retrospectively when current gross profits or estimates of future gross profits are revised. Certain changes in assumptions regarding the variable annuity product line were made which refined the amortization pattern. DAC associated with all other insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on current and estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and if not recoverable, is immediately expensed.

     f)  POLICYHOLDER LIABILITIES AND ACCRUALS

         Policyholder liabilities for traditional non-participating life insurance policies and for accident and health policies are computed using the net level premium method. The calculations are based upon estimates as to future mortality, morbidity, persistency, maintenance expenses, and interest rate yields that were applicable in the year of issue. The assumptions include a provision for the risk of adverse deviation.

         For payout annuities in loss recognition, policyholder liabilities are computed using estimates of expected mortality, expenses, and investment yields as determined at the time these contracts first moved into loss recognition. Payout annuity reserves are adjusted for the impact of net unrealized gains associated with the underlying assets.

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders.

         For traditional participating life insurance policies, policyholder liabilities are computed using the net level premium reserve for death and endowment policy benefits. Mortality and interest assumptions are the same as the non-forfeiture benefit assumptions at the time the policy was issued. Interest rate assumptions used in the calculation of the liabilities for traditional participating life insurance policies range from 2.5% to 7.0%. As of December 31, 2001, participating insurance expressed as a percentage of insurance in force is 69.1%.

         For participating policies inforce as of September 23, 1999, the demutualization of The Manufacturers Life Insurance Company ("MLT"), an indirect parent, separate sub-accounts were established within the participating accounts of the Company. These sub-accounts permit this participating business to be operated as separate "closed block" of business. As at December 31, 2001, $7,441 (2000 - $7,048) of both assets and actuarial liabilities related to the participating policyholders' account are included in the closed block.

         ManUSA's Board of Directors approves the amount of policyholder dividends to be paid annually. The aggregate amount of policyholder dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year, and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value as at December 31, 2001.

     g)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to group pension business as well as for variable annuity and variable life contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     h)  REVENUE RECOGNITION

         Premiums on long-duration life insurance contracts are recognized as revenue when due. Premiums on short-duration contracts are earned over the related contract period. Net premiums on limited-payment contracts are recognized as revenue and the difference between the gross premium received and the net premium is deferred and recognized in income based on either a constant relationship to insurance in force or the present value of annuity benefits, depending on the product type.

         Fee income from annuity contracts, pension contracts, and insurance contracts consist of charges for mortality, expense, surrender and administration that have been assessed against the policyholder account balances. To the extent such charges compensate the Company for future services, they are deferred and recognized in income over the period earned using the same assumptions as those associated with the amortization of DAC.

         Interest on fixed-maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premiums or discounts. Interest on restructured mortgage loans is recorded as income based on the rate to be paid; interest on delinquent mortgage loans is recorded as income on a cash basis. Dividends are recorded as income on ex-dividend dates.

     i)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts, and for investment pension contracts include interest credited to policyholder account values and benefit claims incurred during the period in excess of policyholder account values.

     j)  REINSURANCE

         The Company routinely utilizes reinsurance transactions to minimize exposure to large risks. Life reinsurance is accomplished through various plans including yearly renewable term, co-insurance, and modified co-insurance. Reinsurance premiums, policy charges for cost of insurance, and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, fees, and claims are reported net of reinsured amounts.

         The amount recoverable from reinsures and pertaining to policyholder liabilities is presented as a separate asset on the balance sheet. For those claims paid and covered by a reinsurance treaty, a reinsurance receivable has been included as part of other assets.

     k)  INCOME TAX

         Income taxes have been provided for in accordance with Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

         ManUSA joins its direct parent, Manulife Reinsurance Corporation (U.S.A.) ("MRC"), its indirect parent, The Manufacturers Investment Corporation ("MIC"), and its subsidiary, The Manufacturers Life Insurance Company of America ("MLA"), in filing a U.S. consolidated income tax return as a life insurance group under the provisions of the Internal Revenue Service. A separate life insurance group for certain of ManUSA's subsidiaries is also in place. In accordance with the income tax-sharing agreements, the Company's income tax provision (or benefit) is computed as if ManUSA and the companies within the two groups filed separate income tax returns. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently.

     l)  FOREIGN EXCHANGE

         The balance sheet and statement of income of the Company's foreign operations as well as non-U.S. dollar investments are translated into U.S. dollars using exchange rates in effect at the balance sheet date and average exchange rates prevailing during the respective periods. Translation adjustments are included in accumulated other comprehensive income.

     m)  DERIVATIVES

         The Company adopted the Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended by Statement of Financial Accounting Standards No. 138, on January 1, 2001. As a result, all derivative instruments are reported on the Consolidated Balance Sheet at their fair value, with changes in fair value recorded in income or equity, depending on the nature of the derivative instrument. Changes in the fair value of derivatives not designated as hedges are recognized in current period earnings. There was no cumulative transition adjustment at the time of adoption.

         For fair value hedges, the Company is hedging changes in the fair value of assets, liabilities or firm commitments with changes in fair values of the derivative instruments. Both sets of changes are recorded through income. For cash flow hedges, the Company is hedging the variability of cash flows related to forecasted transactions. The effective portion of changes in the fair value of cash flow hedges is recorded in other comprehensive income and reclassified into income in the same period or periods during which the hedged transaction affects earnings. The Company estimates that deferred net losses of $4 after tax, included in other comprehensive income as at December 31, 2001, will be reclassified into earnings within the next twelve months. Cash flow hedges include hedges of certain forecasted transactions of varying periods up to a maximum of 40 years.

     n)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY AND EQUITY SECURITIES

         At December 31, 2001, all fixed-maturity and equity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value is summarized as follows:

                                                                    GROSS            GROSS
                                            AMORTIZED COST        UNREALIZED        UNREALIZED        FAIR VALUE
          AS AT DECEMBER 31                                         GAINS            LOSSES
          ($ millions)                        2001      2000     2001    2000     2001     2000     2001      2000
          ----------------------------------------------------------------------------------------------------------
          FIXED-MATURITY SECURITIES:

          U.S. government                   $1,963    $1,240      $65    $103    $ (9)    $ --   $ 2,019    $1,343
          Foreign governments                1,290     1,730      169     204      (2)      --     1,457     1,934
          Corporate                          5,728     5,561      297     111     (98)    (215)    5,927     5,457
          Asset - backed                       675     1,049       32      21      (2)      (7)      705     1,063
          ----------------------------------------------------------------------------------------------------------
          TOTAL FIXED-MATURITY
          SECURITIES                         9,656     9,580      563     439    (111)    (222)   10,108     9,797
          ----------------------------------------------------------------------------------------------------------
          EQUITY SECURITIES                  $ 889     $ 707     $ 93    $210  $ (137)    $(65)    $ 845     $ 852
          ----------------------------------------------------------------------------------------------------------

         Proceeds from sales of fixed-maturity securities during 2001 were $10,063 (2000 - $6,584 and 1999 - $4,302). Gross gains and losses of
         $225 and $98 respectively, were realized on those sales (2000 - $71 and $242 respectively, 1999 - $49 and $167 respectively).

     Proceeds from the sale of equity securities during 2001 were $412 (2000 - $1,185 and 1999 - $303). Gross gains and losses of $20 and $31 respectively, were realized on those sales (2000 - $319 and $60 respectively, 1999 - $84 and $39 respectively).

     The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below.

AS AT DECEMBER 31, 2001
($ millions)                                                         AMORTIZED COST      FAIR VALUE
----------------------------------------------------------------------------------------------------
Fixed-maturity securities, excluding mortgage-backed securities:
     One year or less                                                 $        230      $        242
     Greater than 1; up to 5 years                                           1,310             1,342
     Greater than 5; up to 10 years                                          2,930             3,022
     Due after 10 years                                                      4,511             4,797
Asset - backed securities                                                      675               705
----------------------------------------------------------------------------------------------------
TOTAL FIXED-MATURITY SECURITIES                                       $      9,656      $     10,108
----------------------------------------------------------------------------------------------------

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

b)   MORTGAGE LOANS

     Mortgage loans are reported at amortized cost, net of a provision for losses. The impaired mortgage loans and the related allowance for mortgage loan losses were as follows:


AS AT DECEMBER 31
($ millions)                                     2001            2000
-----------------------------------------------------------------------
IMPAIRED LOANS                                   $  79           $  80
-----------------------------------------------------------------------
Allowance, January 1                             $  51           $  57

Deductions                                          (1)             (6)
-----------------------------------------------------------------------
ALLOWANCE, DECEMBER 31                           $  50           $  51
-----------------------------------------------------------------------

c)   INVESTMENT INCOME

     Income by type of investment was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001          2000          1999
-----------------------------------------------------------------------
Fixed-maturity securities           $   698       $   727       $   726

Equity securities                        42            60            18

Mortgage loans                          128           126           149

Investment real estate                   81            95            71

Other investments                       200           184           195
-----------------------------------------------------------------------
Gross investment income               1,149         1,192         1,159

Investment expenses                     (34)          (57)          (38)
-----------------------------------------------------------------------
NET INVESTMENT INCOME               $ 1,115       $ 1,135       $ 1,121
-----------------------------------------------------------------------

    d)   SIGNIFICANT EQUITY INTERESTS


         ManUSA holds a 27.7% (2000 - 22.4%) indirect interest in Flex Leasing I, LLC and a 19.6% direct interest in Flex Leasing II, LLC. These investments are accounted for using the equity method whereby ManUSA would recognize its proportionate share of the respective investee's net income or loss. As at December 31, 2001, the sum of total assets for both these investees was $396 (2000 - $392), with total liabilities amounting to $295 (2000 - $288). For the year ended December 31, 2001, total net loss for both these investees amounted to $4 (2000 - net income of $1).


4.       COMPREHENSIVE INCOME

    a)   Total comprehensive income was as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                 2001        2000        1999
-----------------------------------------------------------------------------------------
NET INCOME                                                  $  41       $ 248       $ 293
-----------------------------------------------------------------------------------------

OTHER COMPREHENSIVE (LOSS) INCOME, NET OF INCOME TAX:
  Unrealized holding (losses) gains arising during the
  year                                                       (146)         69          (4)
    Foreign currency translation                              (13)         (3)          1
    Less:
   Reclassification adjustment for realized gains and
   losses included in net income                                3         (89)         18
-----------------------------------------------------------------------------------------
Other comprehensive (loss) income                            (162)        155         (21)
-----------------------------------------------------------------------------------------
COMPREHENSIVE (LOSS) INCOME                                 $(121)      $ 403       $ 272
=========================================================================================

         Other comprehensive (loss) income is reported net of tax (benefit) expense of ($81), $87, and $30 for 2001, 2000 and 1999, respectively.

         Accumulated other comprehensive income is comprised of the following:

AS AT DECEMBER 31
($ millions)                                 2001        2000
-------------------------------------------------------------
UNREALIZED GAINS :
     Beginning balance                      $ 290       $ 132
     Current period change                   (149)        158
-------------------------------------------------------------
     Ending balance                         $ 141       $ 290
-------------------------------------------------------------
FOREIGN CURRENCY:
     Beginning balance                      $  (7)      $  (4)
     Current period change                    (13)         (3)
-------------------------------------------------------------
     Ending balance                         $ (20)      $  (7)
-------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME      $ 121       $ 283
=============================================================

    b)   UNREALIZED GAINS (LOSSES) ON SECURITIES AVAILABLE-FOR-SALE

         Net unrealized gains (losses) on fixed-maturity and equity securities included in other comprehensive income were as follows:


AS AT DECEMBER 31
($ millions)                                                 2001        2000
------------------------------------------------------------------------------
Gross unrealized gains                                      $ 656       $ 648

Gross unrealized losses                                      (248)       (286)

DAC and other amounts required to satisfy policyholder
      liabilities                                            (191)         39

Deferred income taxes                                         (76)       (111)
------------------------------------------------------------------------------
NET UNREALIZED GAINS ON SECURITIES AVAILABLE-FOR-SALE       $ 141       $ 290
==============================================================================

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                                         2001          2000
-----------------------------------------------------------------------
Balance, January 1                                $ 2,066       $ 1,631
Capitalization                                        538           590
Amortization                                         (277)         (180)
Effect of net unrealized gains on securities
       available-for-sale                             (25)           25
=======================================================================
BALANCE, DECEMBER 31                              $ 2,302       $ 2,066
=======================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:


FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000       1999
-----------------------------------------------------------------
Current (benefit) expense            $ (64)      $  56      $ (17)

Deferred expense                        60          34        194
-----------------------------------------------------------------
TOTAL (BENEFIT) EXPENSE              $  (4)      $  90      $ 177
=================================================================

         Income before federal income taxes differs from taxable income principally due to tax-exempt investment income; dividends received tax deductions, differences in the treatment of policy acquisition costs, and differences in reserves for policy and contract liabilities for tax and financial reporting purposes.

         The Company's deferred income tax asset (liability), which results from tax affecting the differences between financial statement values and tax values of assets and liabilities at each balance sheet date, relates to the following:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                2001      2000      1999
------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:

     Differences in computing policy reserves               $682      $630      $635

     Investments                                               1        --        --

     Policyholder dividends payable                           13        11         9

     Net capital loss                                         --         6        --

     Net operating loss                                       87        41        --

     Other deferred tax assets                                37        19        --
------------------------------------------------------------------------------------
Deferred tax assets                                         $820      $707      $644
------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:

     Deferred acquisition costs                             $412      $340      $244

     Unrealized gains on securities available-for-sale       163       140       189

     Premiums receivable                                      16        13        14

     Investments                                             112        47        14

     Other deferred tax liabilities                           38        42        32
------------------------------------------------------------------------------------
Deferred tax liabilities                                    $741      $582      $493
------------------------------------------------------------------------------------
NET DEFERRED TAX ASSETS                                     $ 79      $125      $151
====================================================================================

         The Company files a consolidated federal income tax return for all its subsidiaries except for The Manufacturers Life Insurance Company of North America ("MNA") and The Manufacturers Life Insurance Company of New York ("MNY"). MNA and MNY file a separate consolidated federal income tax return. ManUSA and its subsidiaries file separate state income tax returns. The method of allocation among the companies is subject to a written tax sharing agreement under which the tax liability is allocated to each member on a pro rata basis based on the relationship that the member's tax liability (computed on a separate return basis) bears to the tax liability of the consolidated group. The tax charge to each of the respective companies will not be more than that which each company would have paid on a separate return basis. Settlements of taxes are made through an increase or reduction to the payable to parent, subsidiaries or affiliates. Such settlements occur on a periodic basis.

         At December 31, 2001, the Company has operating loss carry forwards of $249 that will begin to expire in 2011.

7.       NOTE PAYABLE

         On December 29, 1997, the Company issued a surplus debenture for $200 plus interest at 7.93% per annum to MIC. The surplus debenture matures on February 1, 2022. Except in the event of insolvency or wind-up of the Company, the instrument may not be redeemed by the Company during the period of five years from date of issue without the approval of the Office of the Superintendent of Financial Institutions of Canada. Interest accrued and expensed was $16 for each of 2001, 2000, and 1999. Interest paid was $16, $9, and $16 for 2001, 2000, and 1999, respectively.
8.       CAPITAL AND SURPLUS

         Capital Stock is comprised of the following:


AS AT DECEMBER 31
($ millions)                                           2001      2000
---------------------------------------------------------------------
AUTHORIZED:
     50,000,000 Preferred shares, Par value $1.00        --        --
     50,000,000 Common shares, Par value $1.00
---------------------------------------------------------------------
ISSUED AND OUTSTANDING:
     100,000 Preferred shares
     4,728,934 Common shares (2000 - 4,711,772 )          5         5
=====================================================================

         Pursuant to an agreement dated December 31, 2000, ManUSA purchased from MRL-LLC all of MRL-LLC's 21.6% interest in MWLH. In exchange, ManUSA transferred 167,268 of its common shares to MRL-LLC and forgave a promissory note owed by MRL-LLC amounting to $52 plus accrued interest. The result was a $22 addition to the Company's contributed surplus. As well, the agreement permitted the use of estimates in determining the value of shares exchanged until a final valuation of the respective companies was performed. This valuation was completed in 2001 resulting in an additional 17,162 shares transferred from ManUSA to MRL-LLC. There was no addition to the Company's contributed surplus.

         ManUSA and its life insurance subsidiaries are subject to statutory limitations on the payment of dividends. Dividend payments in excess of prescribed limits cannot be paid without the prior approval of U.S. insurance regulatory authorities.

         Net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles for ManUSA and its life insurance subsidiaries were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                                                       2001          2000          1999
---------------------------------------------------------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.):
   Net income                                                   $    55       $   200       $   132
   Net capital and surplus                                        1,280         1,384         1,560
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA:
   Net loss                                                     $  (117)      $   (59)      $    (3)
   Net capital and surplus                                          212           152           171
THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA:
   Net (loss) income                                            $   (20)      $   (19)      $     6
   Net capital and surplus                                          100           120           137
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK:
   Net (loss) income                                            $   (26)      $    (3)      $     1
   Net capital and surplus                                           34            61            64
===================================================================================================

         In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company's life insurance subsidiaries use to prepare their statutory-basis financial statements. The states of domicile of these subsidiaries adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the respective life insurance subsidiaries. In total, statutory-basis surplus of the life insurance entities within the Company increased by $175.

         As a result of demutualization of MLI, an indirect parent, there are regulatory restrictions on the amounts of profit that can be transferred to shareholders. These restrictions generally take the form of a fixed percentage of the policyholder dividends. The transfers are governed by the terms of MLI's Plan of Demutualization.

9.       EMPLOYEE BENEFITS

    a)   EMPLOYEE RETIREMENT PLAN

         The Company sponsors a non-contributory pension plan entitled "The Manulife Financial U.S. Cash Balance Plan" ("the Plan"). Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the Company over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         The Company also sponsors an unfunded supplemental cash balance plan entitled "The Manulife Financial U.S. Supplemental Cash Balance Plan" ("the Supplemental Plan"). This non-qualified plan provides defined pension benefits in excess of limits imposed by law. The Internal Revenue Code does not restrict compensation nor does it limit benefits. Benefits under the Supplemental Plan are provided to participants who terminate after three years of service. The default form of payment under this plan is a lump sum, although participants may elect to receive payment in the form of an annuity provided that such an election is made within the time period prescribed in the Supplemental Plan. If an annuity form of payment is elected, the amount payable is equal to the actuarial equivalent of the participant's balance under the Supplemental Plan, using the factors and assumptions for determining immediate annuity amounts applicable to the participant under the Plan.

         Cash balance contribution credits vary by service, and interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year. The annual contribution credits are made in respect of the participant's compensation that is in excess of the limit in the Internal Revenue Code. Together, these contributions serve to restore to the participant the benefit that he / she would have been entitled to under the Plan's benefit formula but for the limitation in Internal Revenue Code.

         At December 31, 2001, the projected benefit obligation to the participants of both the Plan and the Supplemental Plan was $78, which was based on an assumed interest rate of 7.25%. The fair value of the Plan assets totaled $72.

      b) 401(k) PLAN

         The Company sponsors a defined contribution 401(k) Savings Plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company contributed $1 for each of 2001, 2000, and 1999, respectively.

    c)   DEFERRED COMPENSATION PLAN

         The Company has deferred compensation incentive plans open to all branch managers and qualified agents. There are no stock option plans involving stock of ManUSA.

    d)   POSTRETIREMENT BENEFIT PLAN

         In addition to the retirement plans, the Company sponsors a postretirement benefit plan that provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The Company accounts for its retiree benefit plan using the accrual method. At December 31, 2001, the benefit obligation of the postretirement benefit plan was $21, which was based on an assumed interest rate of 7.25%. This plan is unfunded.

    e) FINANCIAL INFORMATION REGARDING THE EMPLOYEE RETIREMENT PLAN AND THE POSTRETIREMENT BENEFIT PLAN

         Information applicable to the Employee Retirement Plan and the Postretirement Benefit Plan as estimated by a consulting actuary for the December 31 year-end is as follows:

                                                                          EMPLOYEE            POSTRETIREMENT
                                                                         RETIREMENT              BENEFIT
AS OF DECEMBER 31                                                           PLAN                   PLAN
                                                                       -------------------------------------
(in millions)                                                          2001       2000       2001       2000
------------------------------------------------------------------------------------------------------------
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year                                $(74)      $(68)      $(18)      $(17)
Service cost                                                             (3)        (2)        (1)        (1)
Interest cost                                                            (5)        (5)        (1)        (1)
Amendments                                                               --         (1)        --         --
Actuarial gain (loss)                                                    (1)        (3)        (1)        --
Benefits paid                                                             5          5          1          1
------------------------------------------------------------------------------------------------------------
Benefits obligation at end of year                                     $(78)      $(74)      $(20)      $(18)
------------------------------------------------------------------------------------------------------------
CHANGE IN PLAN ASSETS
Fair value of plan assets at beginning of year                         $ 81       $ 87       $ --       $ --
Actual return on plan assets                                             (6)        (2)        --         --
Employer contribution                                                     2          1          1          1
Benefits paid                                                            (5)        (5)        (1)        (1)
------------------------------------------------------------------------------------------------------------
Fair value of plan assets at end of year                               $ 72       $ 81       $ --       $ --
------------------------------------------------------------------------------------------------------------

Funded status                                                          $ (6)      $  7       $(21)      $(18)
Unrecognized transition asset                                            (6)        (9)        --         --
Unrecognized actuarial loss (gain)                                       30         16        (12)       (15)
Unrecognized prior service cost (recovery)                                3          3         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 17       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

Amounts recognized in statement of financial position consist of:
   Prepaid benefit cost                                                $ 38       $ 34       $ --       $ --
   Accrued benefit liability                                            (22)       (21)       (33)       (33)
   Intangible asset                                                       1          1         --         --
   Accumulated other comprehensive income                                 4          4         --         --
------------------------------------------------------------------------------------------------------------
Net amount recognized                                                  $ 21       $ 18       $(33)      $(33)
------------------------------------------------------------------------------------------------------------

                                            EMPLOYEE                 POSTRETIREMENT
                                           RETIREMENT                    BENEFIT
                                              PLAN                        PLAN
                                       ----------------------------------------------
AS OF DECEMBER 31                      2001          2000          2001          2000
-------------------------------------------------------------------------------------
WEIGHTED AVERAGE ASSUMPTIONS
Discount rate                          7.25%         7.25%         7.25%         7.25%
Expected return on plan assets         9.00%         8.50%          n/a           n/a
Rate of compensation increase          5.00%         5.00%         5.00%         5.00%

         On December 31, 2001, the accrued postretirement benefit cost was $21. The postretirement benefit obligation for eligible active employees was $3. The amount of the postretirement benefit obligation for ineligible active employees was $6. For measurement purposes as of December 31, 2001, a 7.5% and 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002 for pre-65 and post-65 coverages, respectively. These rates were assumed to decrease gradually to 5.0% in 2007 and 2011, respectively, and remain at that level thereafter.

                                                     EMPLOYEE         POSTRETIREMENT
                                                    RETIREMENT           BENEFIT
                                                       PLAN               PLAN
AS OF DECEMBER 31                                 ----------------------------------
(in millions)                                     2001      2000      2001      2000
------------------------------------------------------------------------------------
COMPONENTS OF NET PERIODIC (BENEFIT) COST FOR
   PLAN SPONSOR
Service cost                                       $ 3       $ 2       $ 1       $ 1
Interest cost                                        5         5         1         1
Expected return on plan assets                      (7)       (7)       --        --
Amortization of net transition obligation           (2)       (2)       --        --
Recognized actuarial loss (gain)                    --        --        (1)       (1)
------------------------------------------------------------------------------------
NET PERIODIC (BENEFIT) COST                        $(1)      $(2)      $ 1       $ 1
====================================================================================

         The projected benefit obligation in excess of plan assets, the accumulated benefit obligation in excess of plan assets, and the fair value of plan assets for the Supplemental Plan were $23, $22, and $0 respectively as of December 31, 2001 and $22, $21, and $0 respectively as of December 31, 2000.

         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage-point change in assumed health care cost trend rates would have the following effects on 2001 values:


                                                   1-PERCENTAGE-POINT    1-PERCENTAGE-POINT
(in millions)                                           INCREASE              DECREASE
-------------------------------------------------------------------------------------------
Effect on total of service and interest cost
components                                               $   --                $   --
Effect on postretirement benefit obligation              $    3                $   (2)
-------------------------------------------------------------------------------------------

10.      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses a variety of off-balance sheet derivative financial instruments as part of its efforts to manage exposures to foreign currency, interest rate, and other market risks arising from its on-balance sheet financial instruments. These instruments include interest rate exchange agreements, cross currency swaps, and foreign currency forward contracts.

         The Company enters into interest rate exchange agreements to reduce and manage interest rate risk associated with outstanding non-U.S. dollar denominated debt. These instruments are regarded as fair value hedges.

         The Company uses cross currency swaps to reduce both foreign exchange and interest rate risk and to alter exposures arising from mismatches between assets and liabilities. Since the interest payments are in different currencies, there are no netting arrangements between counter-parties. These instruments are regarded as fair value hedges.

         The Company uses foreign currency forward contracts to hedge some of the foreign exchange risk, as it generates revenue and holds assets in U.S. dollars, but incurs a significant portion of its maintenance and acquisition expenses in Canadian dollars. A foreign currency forward contract obligates the Company to deliver a specified amount of currency on a future date at a specified exchange rate. The value of the foreign exchange forward contracts at any given point fluctuates according to the underlying level of exchange rate and interest rate differentials. These instruments are regarded as cash flow hedges.

         These instruments are designated and effective as hedges, as there is a high correlation between changes in market value of the derivative and the underlying hedged item at inception and over the life of the hedge.

         The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in a loss and replacement cost risk (i.e. the cost to replace the contract at current market rates should the counterparty default prior to the settlement date). To limit exposure associated with counterparty nonperformance on interest rate exchange agreements, the Company enters into master netting agreements with its counterparties.

         Outstanding derivative instruments with off-balance sheet risks are as follows:


                                     NOTIONAL OR CONTRACT
                                            AMOUNTS              CARRYING VALUE             FAIR VALUE
AS AT DECEMBER 31                           -------              --------------             ----------
($ millions)                           2001        2000        2001         2000         2001         2000
-----------------------------------------------------------------------------------------------------------
Interest rate & currency swaps &
floors                                $1,098      $1,008      $    2       $    5       $    2       $    5

Interest rate option written              22          22          (1)          --           (1)          --

Equity Contracts                          37          68          --           (1)          --           (1)

Currency forwards                        851       1,125         (10)           5          (10)           5
-----------------------------------------------------------------------------------------------------------
TOTAL DERIVATIVES                     $2,008      $2,223      $   (9)      $    9       $   (9)      $    9
===========================================================================================================

         Fair value of off-balance sheet derivative financial instruments reflect the estimated amounts that the Company would receive or pay to terminate the contract at the balance sheet date, including the current unrealized gains (losses) on the instruments. Fair values of the agreements were based on estimates obtained from the individual counter parties.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and the estimated fair values of the Company's financial instruments at December 31, 2001 were as follows:



($ millions)                                  CARRYING VALUE    FAIR VALUE
--------------------------------------------------------------------------
ASSETS:
   Fixed-maturity and equity securities          $10,953          $10,953
   Mortgage loans                                  1,675            1,783
   Policy loans                                    2,226            2,226
   Separate account assets                        30,217           30,217

LIABILITIES:
   Insurance investment contracts                $ 1,699          $ 1,698
   Derivative financial instruments                    9                9
   Separate account liabilities                   30,217           30,217
--------------------------------------------------------------------------


         The following methods and assumptions were used to estimate the fair values of the above financial instruments:

         FIXED-MATURITY AND EQUITY SECURITIES: Fair values of fixed-maturity and equity securities were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

         MORTGAGE LOANS: Fair value of mortgage loans was estimated using discounted cash flows and took into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

         POLICY LOANS:  Carrying values approximate fair values.

         DERIVATIVE FINANCIAL INSTRUMENTS: Fair values of derivative financial instruments were based on estimates obtained from the individual counterparties.

         INSURANCE INVESTMENT CONTRACTS: Fair value of insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, was estimated using cash flows discounted at market rates.

         SEPARATE ACCOUNT ASSETS AND LIABILITIES: The carrying amounts in the balance sheet for separate account assets and liabilities approximate their fair value. Fair value was determined by applying the above outlined methodology to the relevant assets underlying the respective separate accounts.

12.      RELATED PARTY TRANSACTIONS

         The Company has formal service agreements with MFC, which can be terminated by either party upon two months notice. Under the various agreements, the Company will pay direct operating expenses incurred by MFC on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting and certain other administrative services. Costs incurred under the agreements were $216 in 2001. Prior to 2001, the agreements were with MLI. Costs incurred under these agreements were $243 and $194 for 2000 and 1999, respectively.

         MFC also provides a claims paying guarantee to certain U.S. policyholders.

         On September 23, 1997, the Company entered into a reinsurance agreement with Manulife Reinsurance Limited ("MRL"), an affiliated life insurance company domiciled in Bermuda, to reinsure a closed block of participating life insurance business. As there was limited transfer of mortality risk between the Company and MRL, the agreement was classified as financial reinsurance and given deposit-type accounting treatment. Title to the assets supporting this block of business was transferred to MRL under the terms of the agreement. Included in amounts due from affiliates is $506 (2000 - $568) representing the receivable from MRL for the transferred assets.

         The Company loaned $20 to MRL pursuant to a promissory note dated September 29, 2000. The loan is due on September 29, 2005 with interest calculated at 7.30% per annum, payable quarterly starting December 15, 2000.

         Pursuant to a promissory note dated June 12, 2000, the Company loaned $7 to MRL. Principal and accrued interest are payable on June 12, 2003. Interest on the loan calculated at 7.65% is payable semi-annually starting August 1, 2000.

         Pursuant to a grid promissory note and a credit agreement dated December 19, 2000, the Company received a loan of $250 ($375 Canadian) from an affiliate, Manulife Hungary Holdings KFT ("MHH"). The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 25 basis points and is payable quarterly starting March 28, 2001. The loan has been renewed until December 19, 2002. On August 7, 2001, the Company repaid $100 ($150 Canadian) of this loan.

         Pursuant to a grid promissory note and a credit agreement dated August 7, 2001, MNA received a loan of $100 ($150 Canadian) from MHH. The maturity date with respect to any advances is set at 365 days after the date of the advancement. Interest on the loan is calculated at the fluctuating rate to be equivalent to LIBOR plus 32.5 basis points and is payable quarterly starting December 28, 2001.

         Pursuant to a grid promissory note dated May 11, 2001, the Company loaned $20 to MRL. Principal and accrued interest are payable on May 11, 2006. Interest on the load is calculated at an annual rate of interest equal to LIBOR plus 60 basis points annually starting June 15, 2001.

13.      REINSURANCE

         In the normal course of business, the Company assumes and cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations.

         The effects of reinsurance on premiums with unrelated insurance companies were as follows:

FOR THE YEARS ENDED DECEMBER 31
($ millions)                          2001        2000        1999
------------------------------------------------------------------
Direct premiums                      $ 969       $ 963       $ 976

Reinsurance assumed                     14          14          12

Reinsurance ceded                     (189)       (163)       (107)
------------------------------------------------------------------
TOTAL PREMIUMS                       $ 794       $ 814       $ 881
------------------------------------------------------------------

         Reinsurance recoveries on ceded reinsurance contracts were $204, $187, and $33 during 2001, 2000 and 1999, respectively.

14.      CONTINGENCIES & COMMITMENTS

         The Company and its subsidiaries are subject to legal actions arising in the ordinary course of business. These legal actions are not expected to have a material adverse effect on the consolidated financial position of the Company.

         During the year, the Company entered into an office ground lease agreement, which expires on September 20, 2096. The terms of the lease provide for adjustments in future periods with the minimum aggregate rental commitments for the next five years as follows: $0 for 2002 and 2003, and $2 for 2004 and thereafter. There was no other material operating leases in existence as at the end of 2001.

15.      SUBSEQUENT EVENT

         Effective on January 1, 2002, all of the operations of MRC and all of the operations of MNA were merged with and into the operations of ManUSA. On the same day, all of the inforce operations of MLA were transferred to the Company by way of an assumption reinsurance agreement and dividend declarations. As a result of this reorganization, products previously sold and administered under the name of MRC, MNA, and MLA are now offered and administered under the name of ManUSA. Under the new organizational structure, surplus of the Company would increase by approximately $369.

         Also on January 1, 2002, the operations of Manulife-Wood Logan Holding Co., Inc., Manulife Wood Logan, Inc., and Manulife Holding Corporation, all subsidiaries of ManUSA, were liquidated into the Company.